As filed with the Securities and Exchange Commission on April 30, 2009

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 32

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 73

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330 Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2009

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2009. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Service Class Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio – Service Class 2

Fidelity - VIP Contrafund® Portfolio – Service Class 2

Fidelity - VIP Equity-Income Portfolio – Service Class 2

Fidelity - VIP Growth Portfolio – Service Class 2

Fidelity - VIP Mid Cap Portfolio – Service Class 2

Fidelity - VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Enterprise Portfolio – Service

Shares Janus Aspen - Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

2

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TABLE OF CONTENTS continued

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

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Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix—Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.70% if you choose the Return of Premium Death Benefit

•	1.90% if you choose the Annual Step-Up Death Benefit

•	2.35% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio—Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund—Class 4

•	0.10% if you choose the Transamerica BlackRock Global Allocation VP—Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

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If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 0.60% for single life and 0.90% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the withdrawal base on each rider anniversary. For each additional option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.10% of the withdrawal base charged quarterly if you elect the Open Allocation option, and 0.40% to 1.25% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.

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8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

•	Annual Step-Up Death Benefit

If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Double Enhanced Death Benefit—Designated Investment Choices.”)

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

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•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice with Double Withdrawal Base Benefit Rider.” If you elect the Retirement Income Choice with Double Withdrawal Base Benefit Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice with Double Withdrawal Base Benefit Rider—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice 1.2 Rider.” If you elect the Retirement Income Choice I.2 Rider, you must allocate 100% of yu policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income Choice 1.2—Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

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No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix—Policy Variations for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2008, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.65%
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.55%
Optional Rider Fees:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge - a % of Total Withdrawal Base)	0.90%
Retirement Income Choice Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%

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Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.00%
Retirement Income Choice Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

Retirement Income Choice with Double Withdrawal Base Benefit Rider - Single Life Option
(annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with
Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%
Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.30%
Retirement Income Choice with Double Withdrawal Base Benefit Rider - Joint Life Option
(annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income Choice with
Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%
Retirement Income Choice 1.2 Rider (annual charge a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.85%
Base Benefit Open Allocation Option (Current)	1.10%
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%

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Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income Choice 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income Choice 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income Choice 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.67%
Highest Gross	1.64%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2008, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice 1.2 Rider - Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$619
3 Years	$1870
5 Years	$3138
10 Years	$6381

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$619
3 Years	$1870
5 Years	$3138
10 Years	$6381

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Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees. Note: the Double Enhanced Death Benefit cannot be elected with the Retirement Income Choice, the Retirement Income Choice with Double Withdrawal Base Benefit, or the Retirement Income Choice 1.2

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund (0.15%), and the Transamerica BlackRock Global Allocation VP (0.10%). See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees.

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Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider, and Retirement Income Choice 1.2 Rider -base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. Note: If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit.

Retirement Income Choice Rider and Retirement Income Choice with Double Withdrawal Base Benefit Rider, and Retirement Income Choice 1.2 Rider -Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice Rider or the Retirement Income Choice with Double Withdrawal Base Benefit rider, or the Retirement Income Choice 1.2 Rider with one or more of the following options -Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits and Maximum Total Retirement Income Choice with Double Withdrawal Base Benefit Rider Fees with Highest Combination of Benefits, and Maximum Total Retirement Income Choice 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Freedom Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix—Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

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We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant for issue ages 0-80. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

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If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

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Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio –Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Balanced Portfolio – Service Class 2

Fidelity - VIP Contrafund® Portfolio – Service Class 2

Fidelity - VIP Equity-Income Portfolio – Service Class 2

Fidelity - VIP Growth Portfolio – Service Class 2

Fidelity - VIP Mid Cap Portfolio – Service Class 2

Fidelity - VIP Value Strategies Portfolio – Service Class 2

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Transamerica Money Market VP - Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

Marsico Growth - This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.

Transamerica Capital Guardian U.S. Equity VP merged into Transamerica Van Kampen Large Cap Core VP.

Janus Aspen — Enterprise Portfolio, formerly known as Janus Aspen — Mid Cap Growth Portfolio.

Janus Aspen — Worldwide Portfolio, formerly known as Janus Aspen — Worldwide Growth Portfolio.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares

Janus Aspen – Perkins Mid Cap Value Portfolio, formerly known as Janus Aspen – Mid Cap Value Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity - VIP Growth Opportunities Portfolio – Service Class 2

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The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP – Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

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In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

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Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge or each transfer in excess of 12 in any policy year will apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

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(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

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In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for

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the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix -Excess Interest Adjustment Example” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.75%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 2.20%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

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State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10% if you choose the Transamerica BlackRock Global Allocation VP - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

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Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash ® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income Choice Rider and Additional Options Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% (for single life) or 0.90% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, that is a percentage of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice with Double Withdrawal Base Benefit rider and Additional Options Fees

If you elect the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for the base benefit (for single life or joint life), then there

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currently is an annual rider fee of 0.90% of the withdrawal base charged on each rider anniversary prior to annuitization. If you elect options with the Retirement Income Choice with Double Withdrawal Base Benefit rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider anniversary prior to annuitization and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice 1.2 Rider and Additional Options Fees

If you elect the Retirement Income Choice 1.2 rider, then the fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, the fee for the base benefit (for either single or joint life) is 1.10% (on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various groups, then your fee will be based on a weighted average of your options. If you elect options with the Retirement Income Choice 1.2 rider, then each option you elect, you will be charged a fee that is a percentage of the benefit base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment option in proportion to the amount of policy value in each investment option.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

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The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS	0.50%
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.	0.45%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND	0.35%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST	0.35%
JANUS ASPEN SERIES	0.25%
MFS ® VARIABLE INSURANCE
TRUSTSM	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $43,870,311.50 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

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For the calendar year ended December 31, 2008, TCI received revenue sharing payments ranging from $4,000 to $35,295 (for a total of $418,058) from the following Fund managers and/or sub-advisers to participate in TCI’s events: AIM Advisors, Inc., Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Dreyfus, Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, Franklin Templeton Services, LLC, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Lehman Brothers, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam , Schroders, T. Rowe Price Associates, Inc., Transamerica Investment Management, LLC, Morgan Stanley Investment Management, Inc., Van Kampen Asset Management, Vanguard, ClearBridge Advisors, LLC. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information

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required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

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There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•

Any disbursement request when Transamerica Life Insurance Company has been directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

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Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

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•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

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IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

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Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment)

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

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Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.

Designated Investment Choices. If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity - VIP Balanced Portfolio – Service Class 2

Transamerica Efficient Markets VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Fixed Account

Please note:

•	All policy value must be allocated to one or more designated investment choices.

•	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit is not available if a guaranteed lifetime withdrawal benefit is chosen.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

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•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

If you elect the Double Enhanced Death Benefit, then you cannot also elect the Retirement Income Choice Rider, the Retirement Income Choice with Double Withdrawal base Benefit Rider, or the Retirement Income Choice 1.2 Rider.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

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Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

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Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

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•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under

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nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an

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annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that

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the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions in good order at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or

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eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

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•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

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The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

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Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

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THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider. Important aspects of each of these riders are summarized in the Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

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The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value

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on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you

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must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy, value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees—on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year

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for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payment from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

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Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix—Living Benefits Rider Adjusted

Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

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Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities—Service Class subaccount (which invests in the Transamerica U.S. Government Securities—Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

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Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice Rider

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

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•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year of that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

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Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥ 80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider

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fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Transamerica PIMCO Total Return VP – Service Class

Transamerica Efficient Markets VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

Franklin Templeton VIP Founding Funds Allocation

Fund - Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•	We can eliminate a designated investment choice at any time. If a designated investment choice is

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eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options

You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

1. Additional Death Payment Option. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	Excess withdrawals may eliminate the additional death benefit available with the Retirement

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Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

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If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements

The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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Retirement Income Choice With Double Withdrawal Base Benefit Rider

You may elect to purchase the optional Retirement Income Choice with Double Withdrawal Base Benefit Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity to increase the withdrawal base if no withdrawals have been made before the 10th rider anniversary or before the anniversary following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attaining age 67, whichever is later. This rider is available during the accumulation phase, and requires that you invest only in certain investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice with Double Withdrawal Base Benefit Rider for a qualified policy.

Retirement Income Choice with Double Withdrawal Base Benefit Rider – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 61, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 61 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid

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under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices”). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice with Double Withdrawal Base Benefit rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

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•

an amount equal to a minimum required distribution amount (for the tax year on that rider anniversary date) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option

0-58	0.0%	0.0%
59-69	5.0%	4.5%
70-79	6.0%	5.5%
≥ 80	7.0%	6.5%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender

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value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Double Withdrawal Base Benefit. If no withdrawals have been made 1) before the 10th rider anniversary, or 2) before the rider anniversary following the annuitant (or annuitant’s spouse if younger and the Joint Life is elected) attaining age 67, whichever is later, then the withdrawal base on that rider anniversary will be the greater of 1) the withdrawal base as calculated above or 2) the result of the withdrawal base on the rider date plus any premiums received within 90 days of the rider date, multiplied by 2. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders - Example 5 (no excess withdrawals) and Example 6 (excess withdrawals).”

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount

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in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Transamerica PIMCO Total Return VP – Service Class

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage,

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and growth rate (which may be higher or lower than your current rider fee percentage and growth rate); and any options you elect to change or add to the rider base benefit. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice with Double Withdrawal Base Benefit – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice and Retirement Income Choice with Double Withdrawal Base Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

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•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice with Double Withdrawal Base Benefit Rider and Additional Option Fees. A rider fee, 0.90% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

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If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in that investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice with Double Withdrawal Base Benefit Rider Issue Requirements

The Company will not issue the Retirement Income Choice with Double Withdrawal Base Benefit rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice with Double Withdrawal Base Benefit rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice with Double Withdrawal Base Benefit rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice with Double Withdrawal Base Benefit rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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Retirement Income Choice 1.2 Rider

You may elect to purchase the optional Retirement Income Choice 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the designated allocation option or open allocation option both of which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice 1.2 rider for a qualified policy.

Retirement Income Choice 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $5,105 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $4,811.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	The longer you wait to start making withdrawals under the benefit, the less time you have to

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benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income Choice 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

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Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See: “Allocation Options and Restrictions”).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	4.0%	3.5%
70-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

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•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Excess Interest Adjustment Example” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise

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regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Fidelity – VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP –Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Designated Allocation Group B

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP - Service Class

Transamerica BlackRock Tactical Allocation VP - Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation method.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount (the “OA subaccount”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccount. You should read the underlying fund prospectus for the variable OA subaccount carefully before you elect the Open Allocation option.

Transfers to the OA subaccount according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccount, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

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Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccount.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccount
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccount

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make may also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccount. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccount first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although, the mathematical model may make transfers to the OA subaccount when the policy value drops by less than 3%. The mathematical model will not transfer more than 20% of the policy value to the OA subaccount. If the policy value continues to fall, no more transfers to the OA subaccount will occur. However, up to 30% of the policy value could be in the OA subaccount due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccount to exceed 30%, then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccount will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccount, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccount. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccount.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the effected designated investment options to other designated investment options that meet the allocation requirements.

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Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income Choice 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income Choice 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice, Retirement Income Choice with Double Withdrawal Base Benefit, and Retirement Income Choice 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail, including

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an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

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•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice 1.2 Fees

Retirement Income Choice 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the benefit base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment class’s rider fee percentage multiplied by the applicable designated investment class’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the benefit base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly;

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group class that has a higher rider fee percentage, then the resulting rider fee will be higher.

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Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the benefit base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the benefit base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income Choice 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income Choice 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity

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payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income Choice 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect

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the purchase. We ma, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

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IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees

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under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the [Iowa Department of Commerce, Insurance Division] as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the

91

Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish

92

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2008, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $12,500 to $500,000, and payments of between 0.10% and 0.25% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2008, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Bank of America

Bank West

Citizens Bank

CUNA

CUSO

Compass Bank

Eagle One

Financial Network

Fintegra

FNIC

Girard

Guaranty

Hantz Financial

H Beck

Huntington Bank

Investment Centers of America

LPL Financial, includes UVEST, Associates

Securities, Waterstone Financial and Mutual Service Corp.

M & T Bank

Merrill Lynch

Money Concepts

Morgan Keegan

National Planning Network

Planner Network

PNC Investments

Raymond James Financial Services

Raymond James and Associates

Sigma

93

Citigroup/Smith Barney

Suntrust Bank

/TCF Bank

UBS Financial

US Bancorp

Union Bank

Wachovia, including both Wire and Bank Side as well as AG Edwards

Wells Fargo

During 2008, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2008
Merrill Lynch	$2,074,412
Wachovia Wire/Wachovia Bank	$1,362,846
Citigroup/Smith Barney	$1,101,888
LPL Financial	$890,763
UBS Financial	$555,980
Raymond James Financial Services	$418,385
M & T Bank	$162,936
Suntrust Bank	$151,592
Raymond James and Associates	$146,405
US Bancorp	$141,390

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

94

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2008. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

95

CONDENSED FINANCIAL INFORMATION — (Continued)

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	2.35%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.791064	25,794.608

Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761839	404,624.442

Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.713422	1,125,198.796

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.682134	462,486.792

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.914573	0.000

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035634	0.000

Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.730313	0.000

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.997130	499,849

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2008	$1.000000	$1.026549	24,796

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711438	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813250	0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717740	25,744

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011815	0.000

Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661888	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989162	0.000

Subaccount	Year	2.20%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.071233	$0.659771	60,467.848
	2007	$1.109717	$1.071233	16,757.321
	2006	$1.000000	$1.109717	0.000

Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.068508	$0.821678	363,493.084
	2007	$1.028896	$1.068508	1,573,755.975
	2006	$1.000000	$1.028896	2,143,204.101

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.097527	$0.646892	5,195,878.118
	2007	$1.043203	$1.097527	5,036,939.314
	2006	$1.000000	$1.043203	1,906,930.691

Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.091028	$0.787834	3,298,802.556
	2007	$1.035102	$1.091028	4,569,216.810
	2006	$1.000000	$1.035102	3,190,266.680

Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.094403	$0.718227	6,219,743.049
	2007	$1.039992	$1.094403	5,561,161.806
	2006	$1.000000	$1.039992	1,911,071.352

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.089131	$0.678604	790,843.353
	2007	$1.026078	$1.089131	1,063,852.301
	2006	$1.000000	$1.026078	271,758.683

Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.083638	$0.699058	148,217.637
	2007	$1.061455	$1.083638	388,233.301
	2006	$1.000000	$1.061455	0.000

Transamerica Capital Guardian Global VP – Service Class(1) Subaccount Inception Date February 2, 1998	2008	$1.067974	$0.615548	85,011.035
	2007	$1.028808	$1.067974	361,445.465
	2006	$1.000000	$1.028808	107,757.815

Transamerica Capital Guardian U.S. Equity VP – Service Class(2) Subaccount Inception Date October 9, 2000	2008	$1.000506	$0.582583	37,453.165
	2007	$1.026644	$1.000506	36,270.058
	2006	$1.000000	$1.026644	1,461.066

Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date July 5, 1994	2008	$0.986662	$0.582238	36,876.523
	2007	$1.079069	$0.986662	50,877.361
	2006	$1.000000	$1.079069	8,832.096

Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.122061	$0.631266	20,620.132
	2007	$1.231988	$1.122061	19,937.821
	2006	$1.000000	$1.231988	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date May 1, 1997	2008	$1.109967	$0.678498	45,749.882
	2007	$1.087719	$1.109967	32,453.027
	2006	$1.000000	$1.087719	0.000

Transamerica Jennison Growth VP – Service Class Subaccount Inception Date November 20, 1996	2008	$1.091552	$0.671651	3,910.540
	2007	$1.002625	$1.091552	3,915.747
	2006	$1.000000	$1.002625	0.000

Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.059916	$0.658077	26,454.857
	2007	$1.075152	$1.059916	27,187.635
	2006	$1.000000	$1.075152	2,842.029

Transamerica MFS High Yield VP – Service Class Subaccount Inception Date June 2, 1998	2008	$1.050501	$0.766090	10,787.035
	2007	$1.055504	$1.050501	0.000
	2006	$1.000000	$1.055504	0.000

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.124963	$0.709461	108,299.751
	2007	$1.056173	$1.124963	89,784.879
	2006	$1.000000	$1.056173	0.000

Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date May 1, 2000	2008	$1.184804	$0.682411	20,698.063
	2007	$1.008048	$1.184804	112,877.143
	2006	$1.000000	$1.008048	0.000

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.100224	$1.043383	47,712.577
	2007	$1.033553	$1.100224	0.000
	2006	$1.000000	$1.033553	0.000

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 20, 1995	2008	$1.102732	$0.688386	58,453.100
	2007	$1.093675	$1.102732	59,207.634
	2006	$1.000000	$1.093675	14,339.062

Transamerica T. Rowe Price Growth Stock VP – Service Class Subaccount Inception Date January 5, 1995	2008	$1.150766	$0.647377	69,327.456
	2007	$1.073143	$1.150766	19,118.022
	2006	$1.000000	$1.073143	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.008290	$0.627366	13,717.148
	2007	$0.943135	$1.008290	111,651.926
	2006	$1.000000	$0.943135	3,149.091

Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date May 1, 2000	2008	$1.205308	$0.662573	30,170.900
	2007	$1.071454	$1.205308	379,588.557
	2006	$1.000000	$1.071454	2,852.118

Transamerica Efficient Markets VP - Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035841	0.000

Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.134220	$0.748230	5,571.693
	2007	$1.022538	$1.134220	0.000
	2006	$1.000000	$1.022538	0.000

Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.143446	$0.704811	51,112.315
	2007	$0.988035	$1.143446	26,214.820
	2006	$1.000000	$0.988035	9,247.845

Transamerica Equity VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.143504	$0.602171	234,309.589
	2007	$1.007202	$1.143504	230,523.398
	2006	$1.000000	$1.007202	15,277.502

Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.148032	$0.661959	28,100.634
	2007	$0.956050	$1.148032	27,368.535
	2006	$1.000000	$0.956050	6,237.915

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.041763	$1.041332	2,219,365.276
	2007	$1.016363	$1.041763	886,750.385
	2006	$1.000000	$1.016363	93,545.393

Transamerica Science & Technology VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.255675	$0.628096	9,744.919
	2007	$0.968636	$1.255675	6,578.890
	2006	$1.000000	$0.968636	0.000

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.657184	9,579

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2008	$1.070646	$1.125215	200,535.739
	2007	$1.034510	$1.070646	0.000
	2006	$1.000000	$1.034510	0.000

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.712135	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814052	0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.718445	0.000

Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.187790	$0.708350	130,440.550
	2007	$1.053195	$1.187790	383,655.125
	2006	$1.000000	$1.053195	10,634.168

Transamerica Van Kampen Large Cap Core VP – Service Class(2) Subaccount Inception Date July 5, 1994	2008	$1.127087	$0.637320	31,643.822
	2007	$1.057444	$1.127087	31,156.019
	2006	$1.000000	$1.057444	0.000

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.183888	$0.620384	33,665.161
Subaccount Inception Date May 1, 2001	2007	$0.989934	$1.183888	33,207.000
	2006	$1.000000	$0.989934	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$1.049205	$0.493700	0.000
Subaccount Inception Date May 1, 2002	2007	$1.057997	$1.049205	0.000
	2006	$1.000000	$1.057997	0.000

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.073747	$0.602721	0.000
Subaccount Inception Date May 1, 2002	2007	$0.982258	$1.073747	0.000
	2006	$1.000000	$0.982258	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012024	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.130667	$0.656049	0.000
Subaccount Inception Date May 1, 2001	2007	$1.102114	$1.130667	0.000
	2006	$1.000000	$1.102114	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.096458	$0.645570	3,943.216
Subaccount Inception Date May 1, 2001	2007	$0.986416	$1.096458	3,948.462
	2006	$1.000000	$0.986416	0.000

Fidelity - VIP Contrafund ® Portfolio – Service Class 2	2008	$1.175023	$0.658823	135,896.477
Subaccount Inception Date May 1, 2000	2007	$1.023854	$1.175023	480,594.411
	2006	$1.000000	$1.023854	10,470.704

Fidelity - VIP Equity-Income Portfolio – Service Class 2	2008	$1.088069	$0.608766	38,772.723
Subaccount Inception Date May 1, 2000	2007	$1.098172	$1.088069	32,464.068
	2006	$1.000000	$1.098172	0.000

Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.248218	$0.643474	43,449.798
Subaccount Inception Date May 1, 2001	2007	$1.007280	$1.248218	42,777.592
	2006	$1.000000	$1.007280	0.000

Fidelity - VIP Mid Cap Portfolio – Service Class 2	2008	$1.104504	$0.652621	80,990.115
Subaccount Inception Date May 1, 2000	2007	$0.978803	$1.104504	466,289.976
	2006	$1.000000	$0.978803	12,464.735

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.090425	$0.519691	50,495.667
Subaccount Inception Date May 1, 2002	2007	$1.057031	$1.090425	13,901.005
	2006	$1.000000	$1.057031	0.000

Franklin Income Securities Fund – Class 2	2008	$0.965310	$0.664363	35,490.995
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.965310	18,521.743

Mutual Shares Securities Fund – Class 2	2008	$0.959380	$0.590319	0.000
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.959380	0.000

Templeton Foreign Securities Fund – Class 2	2008	$1.063477	$0.620360	62,921.714
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.063477	637,123.559

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989357	0.000

Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.244769	$0.683719	54,114.915
Subaccount Inception Date October 9, 2000	2007	$1.045077	$1.244769	3,490.881
	2006	$1.000000	$1.045077	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$1.180831	$0.637625	29,768.100
Subaccount Inception Date October 9, 2000	2007	$1.103619	$1.180831	29,311.097
	2006	$1.000000	$1.103619	0.000

MFS New Discovery Series – Service Class	2008	$1.004175	$0.594189	5,744
Subaccount Inception Date May 1, 2002	2007	$1.003807	$1.004175	0.000
	2006	$1.000000	$1.003807	0.000

99

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class	2008	$1.084369	$0.824129	26,691.046
Subaccount Inception Date May 1, 2002	2007	$1.066387	$1.084369	31,479.282
	2006	$1.000000	$1.066387	5,684.633

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class	2008	$1.080043	$0.668487	26,043.555
Subaccount Inception Date May 1, 2001	2007	$1.113336	$1.080043	19,516.146
	2006	$1.000000	$1.113336	0.000

Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.077281	$0.832508	27,859,183.695
Subaccount Inception Date May 1, 2002	2007	$1.032248	$1.077281	9,911,600.449
	2006	$1.000000	$1.032248	3,970,929.972

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.106560	$0.655444	4,730,577.793
Subaccount Inception Date May 1, 2002	2007	$1.046608	$1.106560	4,287,595.571
	2006	$1.000000	$1.046608	995,971.343

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.100000	$0.798240	47,185,575.489
Subaccount Inception Date May 1, 2002	2007	$1.038479	$1.100000	32,989,878.993
	2006	$1.000000	$1.038479	10,651,244.167

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.103389	$0.727702	53,967,612.228
Subaccount Inception Date May 1, 2002	2007	$1.043385	$1.103389	41,359,455.916
	2006	$1.000000	$1.043385	15,858,883.434

Transamerica International Moderate Growth VP – Service Class	2008	$1.098098	$0.687573	8,713,333.772
Subaccount Inception Date May 1, 2006	2007	$1.029432	$1.098098	6,501,343.024
	2006	$1.000000	$1.029432	924,620.432

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.092545	$0.708289	1,122,070.819
Subaccount Inception Date May 1, 2000	2007	$1.064914	$1.092545	983,966.601
	2006	$1.000000	$1.064914	61,452.322

Transamerica Capital Guardian Global VP – Service Class(1)	2008	$1.076753	$0.623675	1,100,627.106
Subaccount Inception Date February 2, 1998	2007	$1.032165	$1.076753	725,430.424
	2006	$1.000000	$1.032165	6,566.850

Transamerica Capital Guardian U.S. Equity VP – Service Class(2)	2008	$1.008726	$0.590270	620,393.797
Subaccount Inception Date October 9, 2000	2007	$1.029987	$1.008726	550,236.996
	2006	$1.000000	$1.029987	0.000

Transamerica Capital Guardian Value VP – Service Class	2008	$0.994767	$0.589926	1,821,607.648
Subaccount Inception Date July 5, 1994	2007	$1.082569	$0.994767	1,754,638.199
	2006	$1.000000	$1.082569	1,203,777.073

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.131291	$0.639615	429,111.314
Subaccount Inception Date May 1, 2002	2007	$1.235999	$1.131291	383,065.961
	2006	$1.000000	$1.235999	47,044.134

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.119092	$0.687459	345,434.301
Subaccount Inception Date May 1, 1997	2007	$1.091266	$1.119092	6,458.304
	2006	$1.000000	$1.091266	3,308.600

Transamerica Jennison Growth VP– Service Class	2008	$1.100528	$0.680522	140,639.638
Subaccount Inception Date November 20, 1996	2007	$1.005889	$1.100528	133,380
	2006	$1.000000	$1.005889	25,692.508

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.068640	$0.666777	218,649.796
Subaccount Inception Date May 1, 2000	2007	$1.078664	$1.068640	181,435.623
	2006	$1.000000	$1.078664	93,244.423

100

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class	2008	$1.059115	$0.776180	408,612.174
Subaccount Inception Date June 2, 1998	2007	$1.058929	$1.059115	385,946.596
	2006	$1.000000	$1.058929	145,668.239

Transamerica MFS International Equity VP – Service Class	2008	$1.134210	$0.718825	499,722.780
Subaccount Inception Date May 1, 2001	2007	$1.059617	$1.134210	433,370.442
	2006	$1.000000	$1.059617	86,710.093

Transamerica Marsico Growth VP – Service Class(3)	2008	$1.194541	$0.691418	425,265.556
Subaccount Inception Date May 1, 2000	2007	$1.011337	$1.194541	368,276.698
	2006	$1.000000	$1.011337	93,652.579

Transamerica PIMCO Total Return VP – Service Class	2008	$1.109256	$1.057139	2,498,454.315
Subaccount Inception Date May 1, 2002	2007	$1.036920	$1.109256	547,341.603
	2006	$1.000000	$1.036920	66,158.083

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.111788	$0.697469	425,877.360
Subaccount Inception Date January 20, 1995	2007	$1.097238	$1.111788	341,192.065
	2006	$1.000000	$1.097238	47,887.878

Transamerica T. Rowe Price Growth Stock VP – Service Class	2008	$1.160230	$0.655934	128,217.546
Subaccount Inception Date January 5, 1995	2007	$1.076644	$1.160230	134,250
	2006	$1.000000	$1.076644	47,308.855

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.016578	$0.635650	290,417.279
Subaccount Inception Date May 1, 2000	2007	$0.946210	$1.016578	217,418.369
	2006	$1.000000	$0.946210	7,155.051

Transamerica Templeton Global VP – Service Class(1)	2008	$1.215207	$0.671308	128,156.594
Subaccount Inception Date May 1, 2000	2007	$1.074942	$1.215207	112,008.614
	2006	$1.000000	$1.074942	0.000

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036556	0.000

Transamerica Balanced VP – Service Class	2008	$1.143549	$0.758114	446,753.985
Subaccount Inception Date May 1, 2002	2007	$1.025873	$1.143549	306,556.463
	2006	$1.000000	$1.025873	20,925.563

Transamerica Convertible Securities VP – Service Class	2008	$1.152836	$0.714117	247,413.176
Subaccount Inception Date May 1, 2002	2007	$0.991257	$1.152836	283,945.085
	2006	$1.000000	$0.991257	38,696.224

Transamerica Equity VP – Service Class	2008	$1.152912	$0.610130	134,522.022
Subaccount Inception Date May 1, 2000	2007	$1.010483	$1.152912	90,425.642
	2006	$1.000000	$1.010483	8,971.277

Transamerica Growth Opportunities VP – Service Class	2008	$1.157481	$0.670705	37,875.860
Subaccount Inception Date May 1, 2001	2007	$0.959175	$1.157481	38,563.024
	2006	$1.000000	$0.959175	38,378.572

Transamerica Money Market VP – Service Class	2008	$1.050319	$1.055058	10,380,130.853
Subaccount Inception Date July 5, 1994	2007	$1.019675	$1.050319	2,769,227.153
	2006	$1.000000	$1.019675	469,138.652

Transamerica Science & Technology VP – Service Class	2008	$1.265991	$0.636390	49,991.221
Subaccount Inception Date May 1, 2001	2007	$0.971784	$1.265991	35,174.478
	2006	$1.000000	$0.971784	37,561.641

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.660241	253,859.108

Transamerica U.S. Government Securities VP – Service Class	2008	$1.079456	$1.140067	1,422,883.555
Subaccount Inception Date August 3, 1994	2007	$1.037892	$1.079456	115,935.315
	2006	$1.000000	$1.037892	7,992.854

101

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714488	38,095.981

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816736	266,216.046

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720815	779,065.245

Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.197548	$0.717685	785,316.171
	2007	$1.056631	$1.197548	669,723.474
	2006	$1.000000	$1.056631	137,538.568

Transamerica Van Kampen Large Cap Core VP – Service Class(2)	2008	$1.136350	$0.645728	658,843.227
Subaccount Inception Date July 5, 1994	2007	$1.060888	$1.136350	45,350.521
	2006	$1.000000	$1.060888	0.000

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.193621	$0.628577	167,256.060
Subaccount Inception Date May 1, 2001	2007	$0.993158	$1.193621	75,807.290
	2006	$1.000000	$0.993158	5,351.076

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.079456	$1.140067	575,634.300
Subaccount Inception Date November 3, 2003	2007	$1.037892	$1.079456	0.000
	2006	$1.000000	$1.037892	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$1.057839	$0.500229	7,197.074
Subaccount Inception Date May 1, 2002	2007	$1.061450	$1.057839	0.000
	2006	$1.000000	$1.061450	0.000

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.082576	$0.610681	79,884.701
Subaccount Inception Date May 1, 2002	2007	$0.985459	$1.082576	48,043.714
	2006	$1.000000	$0.985459	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012714	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.139956	$0.664713	382,491.275
Subaccount Inception Date May 1, 2001	2007	$1.105703	$1.139956	384,039.487
	2006	$1.000000	$1.105703	14,831.304

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.105472	$0.654092	62,219.359
Subaccount Inception Date May 1, 2001	2007	$0.989629	$1.105472	74,296.581
	2006	$1.000000	$0.989629	57,798.775

Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664725	64,280.341

Fidelity - VIP Contrafund ® Portfolio – Service Class 2	2008	$1.184684	$0.667524	1,780,089.552
Subaccount Inception Date May 1, 2000	2007	$1.027191	$1.184684	1,228,445.617
	2006	$1.000000	$1.027191	242,225.224

Fidelity - VIP Equity-Income Portfolio – Service Class 2	2008	$1.097011	$0.616816	262,554.040
Subaccount Inception Date May 1, 2000	2007	$1.101740	$1.097011	232,994.320
	2006	$1.000000	$1.101740	0.000

Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.258464	$0.651963	298,156.996
Subaccount Inception Date May 1, 2001	2007	$1.010566	$1.258464	82,574.695
	2006	$1.000000	$1.010566	36,599.623

Fidelity - VIP Mid Cap Portfolio – Service Class 2	2008	$1.113602	$0.661245	733,394.285
Subaccount Inception Date May 1, 2000	2007	$0.982004	$1.113602	637,448.174
	2006	$1.000000	$0.982004	110,511.782

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.099391	$0.526557	414,443.851
Subaccount Inception Date May 1, 2002	2007	$1.060474	$1.099391	159,724.870
	2006	$1.000000	$1.060474	21,771.278

102

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income Securities Fund – Class 2	2008	$0.968475	$0.669833	1,354,399.684
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.968475	656,829.077

Mutual Shares Securities Fund – Class 2	2008	$0.962542	$0.595191	677,267.432
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.962542	442,275.796

Templeton Foreign Securities Fund – Class 2	2008	$1.066974	$0.625466	660,223.309
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.066974	303,752.013

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990039	9,730.069

Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.255004	$0.692757	168,440.473
Subaccount Inception Date October 9, 2000	2007	$1.048491	$1.255004	124,949.696
	2006	$1.000000	$1.048491	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$1.190543	$0.646052	108,637.236
Subaccount Inception Date October 9, 2000	2007	$1.107223	$1.190543	106,701.264
	2006	$1.000000	$1.107223	1,406.919

MFS New Discovery Series – Service Class	2008	$1.012433	$0.602040	124,274.333
Subaccount Inception Date May 1, 2002	2007	$1.007074	$1.012433	85,746.349
	2006	$1.000000	$1.007074	0.000

MFS Total Return Series – Service Class	2008	$1.093271	$0.834998	569,824.074
Subaccount Inception Date May 1, 2002	2007	$1.069851	$1.093271	194,515.470
	2006	$1.000000	$1.069851	6,297.165

(1)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(2)	Transamerica Capital Guardian U.S. Equity VP merged into Transamerica Van Kampen Large Cap Core VP.
(3)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.
(4)	formerly known as Janus Aspen - Mid Cap Growth Portfolio.
(5)	formerly known as Janus Aspen - Worldwide Growth Portfolio.
(6)	formerly known as Janus Aspen - Mid Cap Value Portfolio.

The Transamerica BlackRock Tactical Allocation VP and the Transamerica BlackRock Global Allocation VP had not commenced operations as of December 31, 2008 therefore, comparable data is not available.

103

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV212 101 75 1292 (Policy Form)	May 1993
V829 & S831 (replacement pages for 1.65 M&E)	January 1994
AE872 395 (endorsement)	May 1995
AV265 101 89 396 (Policy Form)	June 1996
AE900 396 (endorsement)	June 1996
AV339 101 101 497 (Policy Form)	July 1997
AE957 497 (endorsement)	July 1997
AV400 101 107 198 (Policy Form)	May 1998

104

Product Feature	AV212 101 75 1292	AV212 101 75 1292, V829 and S831	AV265 101 89 396 and AE900 396
Excess Interest Adjustment	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)	Total Premiums Paid, less any partial surrenders made before death, accumulated at 5% to the date we receive due proof of death or the Policy Value on the date we receive due proof of death, which ever is greater.	Total Premiums Paid, less any partial surrenders made before death, accumulated at 5% to the date we receive due proof of death or the Policy Value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if Owner and Annuitant are both under age 75.

Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	N/A	N/A	3%

Asset Rebalancing	N/A	N/A	Yes

Death Proceeds	Greater of 1) the Policy Value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greater of 1) the Policy Value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	N/A	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	Yes

Service Charge	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary; waived if Sum of Premium Payments less partial surrenders is at least $50,000 on the Policy Anniversary. Not deducted from the Fixed Account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes

Unemployment Waiver	N/A	N/A	N/A

Product Feature	AV339 101 101 497 and AE957 497	AV400 101 107 198 with AE957 497	AV400 101 107 198 with RGMI 1 798,
Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A) or Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.

105

Product Feature	AV339 101 101 497 and AE957 497	AV400 101 107 198 with AE957 497	AV400 101 107 198 with RGMI 1 798,
Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	Applicable	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge	$35 assessed either on a Policy Anniversary or on Surrender; waived if sum of Premium Payments less partial surrenders or the Policy Value is at least $50,000 on the Policy Anniversary or at the time of Surrender. The Service Charge is deducted pro-rata from the Investment Choices.	$35 assessed either on a Policy Anniversary or on Surrender; waived if sum of Premium Payments less partial surrenders or the Policy Value is at least $50,000 on the Policy Anniversary or at the time of Surrender. The Service Charge is deducted pro-rata from the Investment Choices.	$35 assessed either on a Policy Anniversary or on Surrender; waived if sum of Premium Payments less partial surrenders or the Policy Value is at least $50,000 on the Policy Anniversary or at the time of Surrender. The Service Charge is deducted pro-rata from the Investment Choices.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

106

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

107

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest
adjustment floor, so the adjustment is limited to
51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

108

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy	= 57,161.18 – 50,000.00 = 7,161.18
year 3
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender
E	=	the excess interest adjustment

109

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .065
M= 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .045
M= 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 – 320.97) = 37,482.15

110

Excess Interest Adjustment Examples — (Continued)

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

111

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$3,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)	$22,140
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140	$52,860
New policy value (after surrender) = 50,000 – 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	= $22,140
Reduction in policy value	= $15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

112

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$1,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 1,000 + (15,556 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 – 15,556	$34,444
New policy value (after surrender) = 75,000 – 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	= $15,556
Reduction in policy value	= $15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

113

Death Benefit — (Continued)

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 6% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$106,000
2	20%	$100,000	$112,622	$112,360
3	17%	$100,000	$130,417	$128,804
4	-7%	$100,000	$130,417	$128,804
5	18%	$100,000	$139,836	$136,900
6	10%	$100,000	$152,142	$148,331
7	16%	$100,000	$174,658	$169,616
8	10%	$100,000	$190,028	$183,779
9	19%	$100,000	$223,853	$215,665
10	10%	$100,000	$243,553	$233,673

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns would produce different results.
**	For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).

114

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 – $100,000 – $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 – $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 – $100,000 – $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 – $100,000 – $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

115

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER — ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 – $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date = $110,000 – $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 – $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

116

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

You may elect one of the following optional riders (depending on your state of residence and when you decide to purchase a rider) under the policy—the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider. Important aspects of each of these riders are summarized in the following chart.

Note: The the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider and any additional options available under that rider, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2
Benefit:	Benefit:	Benefit:	Benefit:

• Provides:	• Provides:	• Provides:	• Provides

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary,) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary,) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary,) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

117

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2
(4) Double Withdrawal Base Benefit—If you have not taken any withdrawals by the later of (A) during the first 10 rider years or (B) before the rider anniversary following the annuitant’s (or, the annuitant’s spouse, if younger and the joint life option is elected) attaining age 67, the withdrawal base on that rider anniversary will be the greater of (i) the withdrawal base as calculated under the rider or (ii) twice the sum of the withdrawal base on the rider date and any premiums received within 90 days of the rider date.

•     Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

•     Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (lower if required by state law).

•     Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

•     Upgrades:

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

118

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2
	• Additional Options:	• Additional Options:	• Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option— If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e. 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

119

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice Rider	Retirement Income Choice with Double Withdrawal Base Benefit Rider	Retirement Income Choice 1.2
Availability:	Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age); • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.	• Younger than age 86 (unless state law requires a lower maximum issue age): • You cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

Charge: 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

Charges:

(1) for Base Benefit only—0.60% (single life) or 0.90% (joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement

Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only—0.90% (single life and joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Charges:

(1) for Base Benefit only: Designated Investment option - 0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary:

Open Investment Option—1.10% (single life and joint life) of withdrawal base on each rider anniversary:

(2) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee:

(3) with Income Enhancement—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•     Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

	• You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

•     Designated Investment option—You must allocate 100% of your policy value to one or more investment options we designate.

•     Open Investment option (“OA”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

120

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 – $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

121

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 – $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

122

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 – $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

123

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 – $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 – $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 – $7,000)) * ($100,000 – $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 – $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 – $7,000)) * $100,000 = $1,204.82

124

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 – $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 – $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

125

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 – $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 – $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 – $5,000)) * ($100,000 – $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 – $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

126

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 – $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 – $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

127

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — RETIREMENT INCOME CHOICE AND

RETIREMENT INCOME CHOICE WITH DOUBLE WITHDRAWAL BASE BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

128

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 – $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 – $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

129

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

130

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base) GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (For Retirement Income Choice with Double Withdrawal Base Benefit Rider only—Base demonstrating doubling of WB with Additional Death Payment Option):

Assumptions:

You = owner and annuitant, age 58 on rider issue; age 69 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889, or $100,000 * 2 = $200,000 (premiums applied within 90 days of rider date).

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $10,000 (5% of the then-current $200,000 withdrawal base)

GPWD = $10,000

131

Guaranteed Lifetime Withdrawal Benefit — (Continued)

EWD = $0

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

No, there is no excess withdrawal under the guarantee since no more than $10,000 is withdrawn.

Result. In this example, because no portion of the withdrawal base was in excess of $10,000, the withdrawal base does not change.

Example 6 (Retirement Income Choice with Double Withdrawal Base Benefit rider only - Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 69 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889, or $100,000 (premiums applied within 90 days of rider date) * 2 = $200,000.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $10,000 (5% of the then-current $200,000 withdrawal base)

GPWD = $15,000

EWD = $5,000 ($15,000 - $9,000)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $10,000 = $5,000 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($5,000 / ($90,000 - $10,000)) * ($100,000 - $10,000) = $5,625

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $5,625 pro rata amount?

$5,625 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $10,000 (RWA) + $5,625 (pro rata excess) = $15,625

2.	$100,000 - $15,625 = $84,375

Result. The rider benefit is $84,375.

132

Guaranteed Lifetime Withdrawal Benefit — (Continued)

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $10,000, the withdrawal base would remain at $200,000 and the rider withdrawal amount would be $10,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($5,000 / ($90,000 - $10,000)) * $200,000 = $12,500

Step Three. Which is larger, the actual $5,000 excess withdrawal amount or the $12,500 pro rata amount?

$12,500 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$200,000 - $12,500 = $187,500

Result. The new withdrawal base is $187,500.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% withdrawal percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$187,500 (the adjusted withdrawal base) * 5% = $9,375

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base is $9,375.

133

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE 1.2 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and 2) a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

134

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

135

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base) GPWD = $7,387

EWD = None

PV = $90,000 in 8 years You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

136

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base) GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

137

Guaranteed Lifetime Withdrawal Benefit — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

138

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

139

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2009

to the

Prospectus dated May 1, 2009

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client’s age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2009

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Freedom Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2009, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2009

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APPENDIX A

CONDENSED FINANCIAL INFORMATION	27

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

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Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Choice Rider, Retirement Income Choice with Double Withdrawal Base Benefit Rider, or the Retirement Income Choice 1.2 Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

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Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain

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Hypothetical Changes in Annuity Units with Stabilized Payments*

Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

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Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election

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forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be

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selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

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Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor	=	(A + B – C) – E
D

Where:

A	=	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

		Assume	A	=	$11.57

B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

		Assume	B	=	0

C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

		Assume	C	=	0

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D	=	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

		Assume	D	=	$11.40

E	=	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

Then, the net investment factor	=	(11.57 + 0 – 0) – 0.000063641 = Z = 1.01484864
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A	=	The accumulation unit value for the immediately preceding valuation period.

		Assume	=	$X

B	=	The net investment factor for the current valuation period.

		Assume	=	Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A	=	annuity unit value for the immediately preceding valuation period.

		Assume	=	$X

B	=	Net investment factor for the valuation period for which the annuity unit value is being calculated.

		Assume	=	Y

C	=	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

		Assume	=	Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment	=	A * B
$1,000

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Where:

A	=	The adjusted policy value as of the annuity commencement date.

		Assume	=	$X

B	=	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

		Assume	=	$Y

Then, the first monthly variable annuity payment	=	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	=	A
B

Where:

A	=	The dollar amount of the first monthly variable annuity payment.

		Assume	=	$X

B	=	The annuity unit value for the valuation date on which the first monthly payment is due.

		Assume	=	$Y

Then, the number of annuity units	=	$X= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

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Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)–1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of

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Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

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We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI and “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2008 and 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $9,040,026 and $7,126,283, respectively.

During fiscal years 2007and 2006 the amounts paid to AFSG in connection with all policies sold through the separate account were $3,492,635 and $8,942,672, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

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The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2008 and and 2007,, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

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OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.791064	25,794.608

Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761839	404,624.442

Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.713422	1,125,198.796

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.682134	462,486.792

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.914573	0.000

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035634	0.000

Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.730313	0.000

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.997130	499,849

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2008	$1.000000	$1.026549	24,796

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711438	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813250	0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717740	25,744

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011815	0.000

Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661888	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989162	0.000

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.071233	$0.659771	60,467.848
	2007	$1.109717	$1.071233	16,757.321
	2006	$1.000000	$1.109717	0.000

Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.068508	$0.821678	363,493.084
	2007	$1.028896	$1.068508	1,573,755.975
	2006	$1.000000	$1.028896	2,143,204.101

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.097527	$0.646892	5,195,878.118
	2007	$1.043203	$1.097527	5,036,939.314
	2006	$1.000000	$1.043203	1,906,930.691

Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.091028	$0.787834	3,298,802.556
	2007	$1.035102	$1.091028	4,569,216.810
	2006	$1.000000	$1.035102	3,190,266.680

Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.094403	$0.718227	6,219,743.049
	2007	$1.039992	$1.094403	5,561,161.806
	2006	$1.000000	$1.039992	1,911,071.352

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.089131	$0.678604	790,843.353
	2007	$1.026078	$1.089131	1,063,852.301
	2006	$1.000000	$1.026078	271,758.683

Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.083638	$0.699058	148,217.637
	2007	$1.061455	$1.083638	388,233.301
	2006	$1.000000	$1.061455	0.000

Transamerica Capital Guardian Global VP – Service Class(1) Subaccount Inception Date February 2, 1998	2008	$1.067974	$0.615548	85,011.035
	2007	$1.028808	$1.067974	361,445.465
	2006	$1.000000	$1.028808	107,757.815

Transamerica Capital Guardian U.S. Equity VP – Service Class(2) Subaccount Inception Date October 9, 2000	2008	$1.000506	$0.582583	37,453.165
	2007	$1.026644	$1.000506	36,270.058
	2006	$1.000000	$1.026644	1,461.066

Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date July 5, 1994	2008	$0.986662	$0.582238	36,876.523
	2007	$1.079069	$0.986662	50,877.361
	2006	$1.000000	$1.079069	8,832.096

Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.122061	$0.631266	20,620.132
	2007	$1.231988	$1.122061	19,937.821
	2006	$1.000000	$1.231988	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date May 1, 1997	2008	$1.109967	$0.678498	45,749.882
	2007	$1.087719	$1.109967	32,453.027
	2006	$1.000000	$1.087719	0.000

Transamerica Jennison Growth VP– Service Class Subaccount Inception Date November 20, 1996	2008	$1.091552	$0.671651	3,910.540
	2007	$1.002625	$1.091552	3,915.747
	2006	$1.000000	$1.002625	0.000

Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.059916	$0.658077	26,454.857
	2007	$1.075152	$1.059916	27,187.635
	2006	$1.000000	$1.075152	2,842.029

Transamerica MFS High Yield VP – Service Class Subaccount Inception Date June 2, 1998	2008	$1.050501	$0.766090	10,787.035
	2007	$1.055504	$1.050501	0.000
	2006	$1.000000	$1.055504	0.000

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.124963	$0.709461	108,299.751
	2007	$1.056173	$1.124963	89,784.879
	2006	$1.000000	$1.056173	0.000

Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date May 1, 2000	2008	$1.184804	$0.682411	20,698.063
	2007	$1.008048	$1.184804	112,877.143
	2006	$1.000000	$1.008048	0.000

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.100224	$1.043383	47,712.577
	2007	$1.033553	$1.100224	0.000
	2006	$1.000000	$1.033553	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 20, 1995	2008	$1.102732	$0.688386	58,453.100
	2007	$1.093675	$1.102732	59,207.634
	2006	$1.000000	$1.093675	14,339.062

Transamerica T. Rowe Price Growth Stock VP – Service Class Subaccount Inception Date January 5, 1995	2008	$1.150766	$0.647377	69,327.456
	2007	$1.073143	$1.150766	19,118.022
	2006	$1.000000	$1.073143	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.008290	$0.627366	13,717.148
	2007	$0.943135	$1.008290	111,651.926
	2006	$1.000000	$0.943135	3,149.091

Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date May 1, 2000	2008	$1.205308	$0.662573	30,170.900
	2007	$1.071454	$1.205308	379,588.557
	2006	$1.000000	$1.071454	2,852.118

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008
	2008	$1.000000	$1.035841	0.000

Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.134220	$0.748230	5,571.693
	2007	$1.022538	$1.134220	0.000
	2006	$1.000000	$1.022538	0.000

Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.143446	$0.704811	51,112.315
	2007	$0.988035	$1.143446	26,214.820
	2006	$1.000000	$0.988035	9,247.845

Transamerica Equity VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.143504	$0.602171	234,309.589
	2007	$1.007202	$1.143504	230,523.398
	2006	$1.000000	$1.007202	15,277.502

Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.148032	$0.661959	28,100.634
	2007	$0.956050	$1.148032	27,368.535
	2006	$1.000000	$0.956050	6,237.915

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.041763	$1.041332	2,219,365.276
	2007	$1.016363	$1.041763	886,750.385
	2006	$1.000000	$1.016363	93,545.393

Transamerica Science & Technology VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.255675	$0.628096	9,744.919
	2007	$0.968636	$1.255675	6,578.890
	2006	$1.000000	$0.968636	0.000

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date July 5, 1994
	2008	$1.000000	$0.657184	9,579

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2008	$1.070646	$1.125215	200,535.739
	2007	$1.034510	$1.070646	0.000
	2006	$1.000000	$1.034510	0.000

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.712135	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.814052	0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.718445	0.000

Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.187790	$0.708350	130,440.550
	2007	$1.053195	$1.187790	383,655.125
	2006	$1.000000	$1.053195	10,634.168

Transamerica Van Kampen Large Cap Core VP – Service Class(2) Subaccount Inception Date July 5, 1994	2008	$1.127087	$0.637320	31,643.822
	2007	$1.057444	$1.127087	31,156.019
	2006	$1.000000	$1.057444	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.183888	$0.620384	33,665.161
	2007	$0.989934	$1.183888	33,207.000
	2006	$1.000000	$0.989934	0.000

AIM V.I. Basic Value Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.049205	$0.493700	0.000
	2007	$1.057997	$1.049205	0.000
	2006	$1.000000	$1.057997	0.000

AIM V.I. Capital Appreciation Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.073747	$0.602721	0.000
	2007	$0.982258	$1.073747	0.000
	2006	$1.000000	$0.982258	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008
	2008	$1.000000	$1.012024	0.000

AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.130667	$0.656049	0.000
	2007	$1.102114	$1.130667	0.000
	2006	$1.000000	$1.102114	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.096458	$0.645570	3,943.216
	2007	$0.986416	$1.096458	3,948.462
	2006	$1.000000	$0.986416	0.000

Fidelity – VIP Contrafund ® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.175023	$0.658823	135,896.477
	2007	$1.023854	$1.175023	480,594.411
	2006	$1.000000	$1.023854	10,470.704

Fidelity – VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.088069	$0.608766	38,772.723
	2007	$1.098172	$1.088069	32,464.068
	2006	$1.000000	$1.098172	0.000

Fidelity – VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2008	$1.248218	$0.643474	43,449.798
	2007	$1.007280	$1.248218	42,777.592
	2006	$1.000000	$1.007280	0.000

Fidelity – VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.104504	$0.652621	80,990.115
	2007	$0.978803	$1.104504	466,289.976
	2006	$1.000000	$0.978803	12,464.735

Fidelity – VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2008	$1.090425	$0.519691	50,495.667
	2007	$1.057031	$1.090425	13,901.005
	2006	$1.000000	$1.057031	0.000

Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$0.965310	$0.664363	35,490.995
	2007	$1.000000	$0.965310	18,521.743

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$0.959380	$0.590319	0.000
	2007	$1.000000	$0.959380	0.000

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.063477	$0.620360	62,921.714
	2007	$1.000000	$1.063477	637,123.559

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008
	2008	$1.000000	$0.989357	0.000

Janus Aspen – Enterprise Portfolio – Service Shares(4) Subaccount Inception Date October 9, 2000	2008	$1.244769	$0.683719	54,114.915
	2007	$1.045077	$1.244769	3,490.881
	2006	$1.000000	$1.045077	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5) Subaccount Inception Date October 9, 2000	2008	$1.180831	$0.637625	29,768.100
	2007	$1.103619	$1.180831	29,311.097
	2006	$1.000000	$1.103619	0.000

MFS New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.004175	$0.594189	5,744
	2007	$1.003807	$1.004175	0.000
	2006	$1.000000	$1.003807	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.084369	$0.824129	26,691.046
	2007	$1.066387	$1.084369	31,479.282
	2006	$1.000000	$1.066387	5,684.633

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.565881	$0.964907	19,055.954
	2007	$1.662134	$1.565881	32,357.531
	2006	$1.386523	$1.662134	101,446.554
	2005	$1.363986	$1.386523	39,820.857
	2004	$1.226414	$1.363986	74,607.000
	2003	$1.000000	$1.226414	13,095.182

Transamerica Asset Allocation - Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.408993	$1.084034	2,482,622.017
	2007	$1.356090	$1.408993	1,435,409.234
	2006	$1.269130	$1.356090	953,384.333
	2005	$1.234511	$1.269130	1,137,676.082
	2004	$1.152278	$1.234511	536581.000
	2003	$1.000000	$1.152278	179,972.944

Transamerica Asset Allocation - Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.802573	$1.062976	3,468,484.844
	2007	$1.712514	$1.802573	6,034,694.788
	2006	$1.517400	$1.712514	6,159,837.425
	2005	$1.384807	$1.517400	4,021,906.068
	2004	$1.241984	$1.384807	3,064,722.000
	2003	$1.000000	$1.241984	1,201,091.477

Transamerica Asset Allocation - Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.538027	$1.111167	2,991,827.462
	2007	$1.458473	$1.538027	4,795,439.912
	2006	$1.339544	$1.458473	5,131,712.692
	2005	$1.277203	$1.339544	5,115,110.568
	2004	$1.174098	$1.277203	2,730,131.000
	2003	$1.000000	$1.174098	679,194.714

Transamerica Asset Allocation - Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.672295	$1.098022	5,083,316.971
	2007	$1.588385	$1.672295	6,214,163.500
	2006	$1.428964	$1.588385	7,677,330.281
	2005	$1.330451	$1.428964	5,310,495.972
	2004	$1.201059	$1.330451	3,097,756.000
	2003	$1.000000	$1.201059	939,048.775

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.090028	$0.679492	497,882.501
	2007	$1.026410	$1.090028	367,405.065
	2006	$1.000000	$1.026410	0.000

Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.913440	$1.234971	255,162.008
	2007	$1.873346	$1.913440	279,474.301
	2006	$1.640798	$1.873346	253,213.360
	2005	$1.448152	$1.640798	248,333.372
	2004	$1.253702	$1.448152	78,011.000
	2003	$1.000000	$1.253702	42,002.324

Transamerica Capital Guardian Global VP – Service Class(1) Subaccount Inception Date February 2, 1998	2008	$1.761861	$1.015984	444,046.448
	2007	$1.696413	$1.761861	492,593.747
	2006	$1.520008	$1.696413	533,535.772
	2005	$1.412733	$1.520008	517,582.155
	2004	$1.304853	$1.412733	323,337.000
	2003	$1.000000	$1.304853	113,904.988

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Service Class(2) Subaccount Inception Date October 9, 2000	2008	$1.452178	$0.845995	344,563.828
	2007	$1.489386	$1.452178	351,062.996
	2006	$1.384713	$1.489386	339,230.518
	2005	$1.333518	$1.384713	352,081.568
	2004	$1.244151	$1.333518	204,659.000
	2003	$1.000000	$1.244151	95,240.673

Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.594310	$0.941285	367,717.931
	2007	$1.742752	$1.594310	477,308.469
	2006	$1.531894	$1.742752	456,194.379
	2005	$1.455513	$1.531894	425,719.812
	2004	$1.277541	$1.455513	452,766.000
	2003	$1.000000	$1.277541	109,808.105

Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$2.297071	$1.292959	248,337.983
	2007	$2.520868	$2.297071	252,795.159
	2006	$1.814388	$2.520868	294,762.732
	2005	$1.637432	$1.814388	366,181.528
	2004	$1.262459	$1.637432	266,453.000
	2003	$1.000000	$1.262459	63,434.115

Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date May 1, 1997	2008	$1.523527	$0.931759	94,706.021
	2007	$1.492264	$1.523527	94,971.323
	2006	$1.325861	$1.492264	358,336.370
	2005	$1.312320	$1.325861	1,372,078.604
	2004	$1.210944	$1.312320	1,113,351.000
	2003	$1.000000	$1.210944	0.000

Transamerica Jennison Growth VP – Service Class Subaccount Inception Date November 20, 1996	2008	$1.537870	$0.946742	15,325.946
	2007	$1.411887	$1.537870	15,325.946
	2006	$1.419451	$1.411887	15,325.946
	2005	$1.277195	$1.419451	17,116.169
	2004	$1.198453	$1.277195	40,745.000
	2003	$1.000000	$1.198453	0.000

Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.572158	$0.976595	202,655.826
	2007	$1.593965	$1.572158	269,248.002
	2006	$1.376368	$1.593965	410,726.323
	2005	$1.354336	$1.376368	298,608.359
	2004	$1.270508	$1.354336	265,380.000
	2003	$1.000000	$1.270508	67,280.160

Transamerica MFS High Yield VP – Service Class Subaccount Inception Date June 2, 1998	2008	$1.241463	$0.905796	721,162.519
	2007	$1.246751	$1.241463	100,722.824
	2006	$1.151260	$1.246751	104,493.839
	2005	$1.158535	$1.151260	108,140.740
	2004	$1.080784	$1.158535	175,332.000
	2003	$1.000000	$1.080784	157,622.638

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.973156	$1.244990	99,549.722
	2007	$1.851605	$1.973156	235,625.538
	2006	$1.538650	$1.851605	247,769.548
	2005	$1.398004	$1.538650	261,854.317
	2004	$1.250244	$1.398004	177,027.000
	2003	$1.000000	$1.250244	102,017.265

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date October 9, 2000	2008	$1.667893	$0.961123	441,733.703
	2007	$1.418375	$1.667893	487,629.414
	2006	$1.377754	$1.418375	763,817.263
	2005	$1.300503	$1.377754	724,250.892
	2004	$1.185885	$1.300503	336,453.000
	2003	$1.000000	$1.185885	160,684.847

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.110668	$1.053799	700,796.489
	2007	$1.042860	$1.110668	971,174.920
	2006	$1.025258	$1.042860	928,230.457
	2005	$1.026377	$1.025258	1,000,389.363
	2004	$1.006080	$1.026377	658,356.000
	2003	$1.000000	$1.006080	239,952.455

Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 20, 1995	2008	$1.618904	$1.011108	308,250.320
	2007	$1.604826	$1.618904	519,026.987
	2006	$1.380915	$1.604826	693,078.684
	2005	$1.358789	$1.380915	618,003.060
	2004	$1.211630	$1.358789	316,276.000
	2003	$1.000000	$1.211630	24,239.954

Transamerica T. Rowe Price Growth Stock VP – Service Class Subaccount Inception Date January 5, 1995	2008	$1.594931	$0.897696	289,429.703
	2007	$1.486621	$1.594931	467,491.675
	2006	$1.342168	$1.486621	483,865.813
	2005	$1.294613	$1.342168	370,944.540
	2004	$1.207107	$1.294613	291,832.000
	2003	$1.000000	$1.207107	63,869.423

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.672766	$1.041318	194,406.272
	2007	$1.563893	$1.672766	178,833.197
	2006	$1.545814	$1.563893	404,819.697
	2005	$1.430228	$1.545814	378,416.860
	2004	$1.326829	$1.430228	313,716.000
	2003	$1.000000	$1.326829	101,816.725

Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date May 1, 2000	2008	$1.478894	$0.813353	4,755.102
	2007	$1.314007	$1.478894	4,755.102
	2006	$1.133136	$1.314007	0.000
	2005	$1.079394	$1.133136	4,432.714
	2004	$1.201198	$1.079394	4,350.000
	2003	$1.000000	$1.201198	0.000

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008
	2008	$1.000000	$1.035918	0.000

Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.479924	$0.976767	32,647.518
	2007	$1.333543	$1.479924	33,187.572
	2006	$1.252650	$1.333543	36,329.615
	2005	$1.187040	$1.252650	36,577.685
	2004	$1.093673	$1.187040	38,942.000
	2003	$1.000000	$1.093673	0.000

Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.616227	$0.996728	53,550.687
	2007	$1.395882	$1.616227	78,435.731
	2006	$1.288563	$1.395882	55,829.488
	2005	$1.271177	$1.288563	31,420.365
	2004	$1.149242	$1.271177	3,391.000
	2003	$1.000000	$1.149242	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.872364	$0.986483	417,090.899
	2007	$1.648376	$1.872364	472,810.388
	2006	$1.553501	$1.648376	563,024.373
	2005	$1.364662	$1.553501	574,290.404
	2004	$1.205743	$1.364662	395,965.000
	2003	$1.000000	$1.205743	38,359.608

Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.990409	$1.148234	39,609.615
	2007	$1.656734	$1.990409	141,999.390
	2006	$1.613251	$1.656734	178,737.813
	2005	$1.421396	$1.613251	313,519.293
	2004	$1.246300	$1.421396	74,869.000
	2003	$1.000000	$1.246300	48,950.305

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.028011	$1.028091	1,286,239.026
	2007	$1.002449	$1.028011	437,887.594
	2006	$0.980126	$1.002449	227,643.569
	2005	$0.975511	$0.980126	10,372.450
	2004	$0.989088	$0.975511	6,407.000
	2003	$1.000000	$0.989088	216,867.4832

Transamerica Science & Technology VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.746752	$0.874170	29,858.045
	2007	$1.346786	$1.746752	30,343.187
	2006	$1.365274	$1.346786	30,421.508
	2005	$1.369105	$1.365274	36,573.403
	2004	$1.300362	$1.369105	37,401.000
	2003	$1.000000	$1.300362	3,092.232

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date July 5, 1994
	2008	$1.000000	$0.657484	0.000

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2008	$1.042101	$1.095748	872,047.666
	2007	$1.006430	$1.042101	101,410.831
	2006	$0.997496	$1.006430	105,351.787
	2005	$0.999084	$0.997496	145,132.240
	2004	$0.991836	$0.999084	68,802.000
	2003	$1.000000	$0.991836	26,176.409

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.712375	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.814316	0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.718684	0.000

Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date July 5, 1994	2008	$2.242303	$1.337860	316,075.400
	2007	$1.987234	$2.242303	372,198.321
	2006	$1.647788	$1.987234	338,096.217
	2005	$1.481461	$1.647788	334,559.680
	2004	$1.307862	$1.481461	304,963.000
	2003	$1.000000	$1.307862	74,368.417

Transamerica Van Kampen Large Cap Core VP – Service Class(2) Subaccount Inception Date July 5, 1994	2008	$1.549416	$0.876554	31,001.174
	2007	$1.452967	$1.549416	28,230.593
	2006	$1.348438	$1.452967	80,342.102
	2005	$1.262208	$1.348438	80,479.008
	2004	$1.145861	$1.262208	38,665.000
	2003	$1.000000	$1.145861	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.672182	$0.876694	23,996.686
	2007	$1.397529	$1.672182	38,924.941
	2006	$1.302569	$1.397529	123,174.408
	2005	$1.239838	$1.302569	124,303.118
	2004	$1.184648	$1.239838	125,106.000
	2003	$1.000000	$1.184648	23,023.688

AIM V.I. Basic Value Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.578813	$0.743277	66,037.760
	2007	$1.591252	$1.578813	56,911.712
	2006	$1.439122	$1.591252	74,031.520
	2005	$1.394287	$1.439122	74,265.282
	2004	$1.285073	$1.394287	68,626.000
	2003	$1.000000	$1.285073	5,919.219

AIM V.I. Capital Appreciation Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.532894	$0.860882	0.000
	2007	$1.401590	$1.532894	0.000
	2006	$1.349869	$1.401590	0.000
	2005	$1.269873	$1.349869	0.000
	2004	$1.219988	$1.269873	0.000
	2003	$1.000000	$1.219988	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008
	2008	$1.000000	$1.012092	0.000

AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.604815	$0.931613	264,454.605
	2007	$1.563517	$1.604815	268,088.522
	2006	$1.365174	$1.563517	275,224.306
	2005	$1.333168	$1.365174	286,973.126
	2004	$1.224493	$1.333168	290,239.000
	2003	$1.000000	$1.224493	114,697.784

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.476695	$0.869870	169,973.549
	2007	$1.327845	$1.476695	170,383.441
	2006	$1.365080	$1.327845	170,644.138
	2005	$1.214121	$1.365080	161,683.443
	2004	$1.144760	$1.214121	48,544.000
	2003	$1.000000	$1.144760	47,733.393

Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.662760	0.000

Fidelity – VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.989918	$1.116280	511,499.203
	2007	$1.733058	$1.989918	742,112.074
	2006	$1.588607	$1.733058	674,170.279
	2005	$1.391080	$1.588607	659,549.148
	2004	$1.233995	$1.391080	255,237.000
	2003	$1.000000	$1.233995	83,464.910

Fidelity – VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.640841	$0.918503	92,166.928
	2007	$1.655258	$1.640841	86,513.185
	2006	$1.409780	$1.655258	267,536.727
	2005	$1.364018	$1.409780	190,493.555
	2004	$1.252706	$1.364018	136,367.000
	2003	$1.000000	$1.252706	77,379.047

Fidelity – VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2008	$1.672074	$0.862406	91,775.171
	2007	$1.348661	$1.672074	80,837.215
	2006	$1.292627	$1.348661	106,218.684
	2005	$1.251476	$1.292627	124,081.249
	2004	$1.239747	$1.251476	94,028.000
	2003	$1.000000	$1.239747	11,204.374

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$2.429262	$1.436090	498,623.150
	2007	$2.151737	$2.429262	750,741.561
	2006	$1.955351	$2.151737	720,299.054
	2005	$1.692355	$1.955351	772,717.827
	2004	$1.386871	$1.692355	381,416.000
	2003	$1.000000	$1.386871	133,784.257

Fidelity – VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2008	$1.927952	$0.919295	336,063.844
	2007	$1.867997	$1.927952	419,807.998
	2006	$1.644751	$1.867997	502,636.818
	2005	$1.640189	$1.644751	471,967.131
	2004	$1.471850	$1.640189	369,833.000
	2003	$1.000000	$1.471850	146,595.072

Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$0.965627	$0.664906	36,491.486
	2007	$1.000000	$0.965627	13,238.852

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$0.959702	$0.590810	0.000
	2007	$1.000000	$0.959702	0.000

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.063816	$0.620853	0.000
	2007	$1.000000	$1.063816	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008
	2008	$1.000000	$0.989426	0.000

Janus Aspen – Enterprise Portfolio – Service Shares(4) Subaccount Inception Date October 9, 2000	2008	$2.138831	$1.175386	81,983.165
	2007	$1.794831	$2.138831	85,077.565
	2006	$1.618038	$1.794831	85,683.518
	2005	$1.475288	$1.618038	96,297.251
	2004	$1.250953	$1.475288	92,181.000
	2003	$1.000000	$1.250953	10,363.837

Janus Aspen – Worldwide Portfolio – Service Shares(5) Subaccount Inception Date October 9, 2000	2008	$1.613854	$0.871869	163,788.505
	2007	$1.507580	$1.613854	164,667.097
	2006	$1.305700	$1.507580	164,345.091
	2005	$1.263357	$1.305700	161,063.273
	2004	$1.234690	$1.263357	161,412.000
	2003	$1.000000	$1.234690	215.949

MFS New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.499841	$0.887916	130,537.787
	2007	$1.498539	$1.499841	169,448.655
	2006	$1.355412	$1.498539	133,019.620
	2005	$1.318163	$1.355412	139,846.163
	2004	$1.267862	$1.318163	96,913.000
	2003	$1.000000	$1.267862	50,423.630

MFS Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.358741	$1.033161	123,998.994
	2007	$1.335553	$1.358741	204,767.048
	2006	$1.222132	$1.335553	234,584.502
	2005	$1.216718	$1.222132	197,411.119
	2004	$1.119499	$1.216718	185,984.000
	2003	$1.000000	$1.119499	82,360.117

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.076501	$0.664986	20,964.031
	2007	$1.111885	$1.076501	13,699.866
	2006	$1.000000	$1.111885	17,275.117

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.073776	$0.828163	4,894,990.078
	2007	$1.030912	$1.073776	2,084,202.644
	2006	$1.000000	$1.030912	511,262.328

Transamerica Asset Allocation – Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.102931	$0.652006	795,660.503
	2007	$1.045246	$1.102931	966,514.483
	2006	$1.000000	$1.045246	318,695.737

Transamerica Asset Allocation – Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.096387	$0.794044	9,962,953.196
	2007	$1.037121	$1.096387	6,045,535.743
	2006	$1.000000	$1.037121	1,118,657.605

Transamerica Asset Allocation – Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.099775	$0.723890	17,142,181.518
	2007	$1.042026	$1.099775	20,513,887.854
	2006	$1.000000	$1.042026	7,281,010.652

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2008	$1.094494	$0.683958	2,128,751.748
	2007	$1.028086	$1.094494	1,219,711.124
	2006	$1.000000	$1.028086	134,295.597

Transamerica BlackRock Large Cap Value VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.088974	$0.704580	36,500.817
	2007	$1.063525	$1.088974	35,915.227
	2006	$1.000000	$1.063525	13,227.866

Transamerica Capital Guardian Global VP – Service Class(1) Subaccount Inception Date February 2, 1998	2008	$1.073232	$0.620408	161,856.656
	2007	$1.030821	$1.073232	180,653.663
	2006	$1.000000	$1.030821	89,747.385

Transamerica Capital Guardian U.S. Equity VP – Service Class(2) Subaccount Inception Date October 9, 2000	2008	$1.005421	$0.587179	101,776.174
	2007	$1.028643	$1.005421	144,352.180
	2006	$1.000000	$1.028643	88,423.211

Transamerica Capital Guardian Value VP – Service Class Subaccount Inception Date July 5, 1994	2008	$0.991520	$0.586844	175,588.785
	2007	$1.081173	$0.991520	209,480.931
	2006	$1.000000	$1.081173	132,246.466

Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.127580	$0.636251	33,217.449
	2007	$1.234393	$1.127580	18,865.159
	2006	$1.000000	$1.234393	106,063.702

Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date May 1, 1997	2008	$1.115419	$0.683847	8,630.181
	2007	$1.089839	$1.115419	0.000
	2006	$1.000000	$1.089839	0.000

Transamerica Jennison Growth VP – Service Class Subaccount Inception Date November 20, 1996	2008	$1.096928	$0.676964	0.000
	2007	$1.004583	$1.096928	9,289.403
	2006	$1.000000	$1.004583	0.000

Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.065145	$0.663281	81,082.873
	2007	$1.077262	$1.065145	99,442.440
	2006	$1.000000	$1.077262	98,224.038

Transamerica MFS High Yield VP – Service Class Subaccount Inception Date June 2, 1998	2008	$1.055670	$0.772135	0.000
	2007	$1.057560	$1.055670	0.000
	2006	$1.000000	$1.057560	0.000

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.130491	$0.715058	142,098.434
	2007	$1.058240	$1.130491	90,369.755
	2006	$1.000000	$1.058240	39,497.212

Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date May 1, 2000	2008	$1.190628	$0.687785	119,104.288
	2007	$1.010019	$1.190628	127,131.720
	2006	$1.000000	$1.010019	59,574.309

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.105623	$1.051601	211,893.582
	2007	$1.035566	$1.105623	124,982.616
	2006	$1.000000	$1.035566	76,442.058

Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 20, 1995	2008	$1.108156	$0.693818	133,321.316
	2007	$1.095810	$1.108156	90,929.959
	2006	$1.000000	$1.095810	61,406.192

Transamerica T. Rowe Price Growth Stock VP – Service Class Subaccount Inception Date January 5, 1995	2008	$1.156414	$0.652487	0.000
	2007	$1.075239	$1.156414	8,747.011
	2006	$1.000000	$1.075239	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.013242	$0.632312	57,694.968
	2007	$0.944996	$1.013242	65,322.019
	2006	$1.000000	$0.944996	51,584.638

Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date May 1, 2000	2008	$1.211228	$0.667789	30,123.783
	2007	$1.073545	$1.211228	31,339.264
	2006	$1.000000	$1.073545	33,725.433

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008
	2008	$1.000000	$1.036272	0.000

Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.139811	$0.754138	231,609.778
	2007	$1.024544	$1.139811	111,257.916
	2006	$1.000000	$1.024544	41,163.775

Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.149055	$0.710376	6,687.833
	2007	$0.989965	$1.149055	6,776.405
	2006	$1.000000	$0.989965	0.000

Transamerica Equity VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.149132	$0.606932	32,468.901
	2007	$1.009173	$1.149132	27,950.244
	2006	$1.000000	$1.009173	105,090.753

Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.153690	$0.667186	62,441.741
	2007	$0.957925	$1.153690	57,486.116
	2006	$1.000000	$0.957925	0.000

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.046863	$1.049513	676,118.179
	2007	$1.018335	$1.046863	343,026.579
	2006	$1.000000	$1.018335	116,990.871

Transamerica Science & Technology VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.261850	$0.633047	0.000
	2007	$0.970525	$1.261850	0.000
	2006	$1.000000	$0.970525	0.000

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date July 5, 1994
	2008	$1.000000	$0.659011	1,314.549

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2008	$1.075910	$1.134074	444,400.151
	2007	$1.036528	$1.075910	0.000
	2006	$1.000000	$1.036528	0.000

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.713544	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.815656	0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008
	2008	$1.000000	$0.719866	643,424.842

Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.193650	$0.713948	93,823.825
	2007	$1.055268	$1.193650	64,036.082
	2006	$1.000000	$1.055268	70,359.136

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Large Cap Core VP – Service Class(2)	2008	$1.132631	$0.642348	0.000
Subaccount Inception Date July 5, 1994	2007	$1.059512	$1.132631	0.000
	2006	$1.000000	$1.059512	0.000

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.189694	$0.625274	25,842.364
Subaccount Inception Date May 1, 2001	2007	$0.991858	$1.189694	21,301.345
	2006	$1.000000	$0.991858	869.928

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.075910	$1.134074	787,322.762
Subaccount Inception Date November 3, 2003	2007	$1.036528	$1.075910	81,371.416
	2006	$1.000000	$1.036528	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$1.054375	$0.497605	3,319.689
Subaccount Inception Date May 1, 2002	2007	$1.060064	$1.054375	13,414.948
	2006	$1.000000	$1.060064	13,771.621

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.079021	$0.607483	27,307.543
Subaccount Inception Date May 1, 2002	2007	$0.984167	$1.079021	12,369.902
	2006	$1.000000	$0.984167	3,817.887

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012438	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.136227	$0.661227	0.000
Subaccount Inception Date May 1, 2001	2007	$1.104265	$1.136227	0.000
	2006	$1.000000	$1.104265	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.101853	$0.650665	1,293.299
Subaccount Inception Date May 1, 2001	2007	$0.988345	$1.101853	9,458.939
	2006	$1.000000	$0.988345	0.000

Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663853	0.000

Fidelity – VIP Contrafund® Portfolio – Service Class 2	2008	$1.180803	$0.664024	60,103.259
Subaccount Inception Date May 1, 2000	2007	$1.025856	$1.180803	51,894.975
	2006	$1.000000	$1.025856	18,380.628

Fidelity – VIP Equity-Income Portfolio – Service Class 2	2008	$1.093424	$0.613580	173,463.859
Subaccount Inception Date May 1, 2000	2007	$1.100311	$1.093424	148,014.352
	2006	$1.000000	$1.100311	9,529.007

Fidelity – VIP Growth Portfolio – Service Class 22	2008	$1.254358	$0.648553	556,655.149
Subaccount Inception Date May 1, 2001	2007	$1.009247	$1.254358	60,758.587
	2006	$1.000000	$1.009247	0.000

Fidelity - VIP Mid Cap Portfolio – Service Class 2	2008	$1.109935	$0.657771	37,156.794
Subaccount Inception Date May 1, 2000	2007	$0.980709	$1.109935	36,006.338
	2006	$1.000000	$0.980709	85,734.239

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.095776	$0.523790	139,273.769
Subaccount Inception Date May 1, 2002	2007	$1.059093	$1.095776	138,654.104
	2006	$1.000000	$1.059093	22,743.198

Franklin Income Securities Fund – Class 2	2008	$0.967204	$0.667633	22,397.977
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.967204	0.000

Mutual Shares Securities Fund – Class 2	2008	$0.961270	$0.593231	7,293.280
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.961270	0.000

Templeton Foreign Securities Fund – Class 2	2008	$1.065568	$0.623405	54,588.797
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.065568	16,655.770

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989766	4,061.764

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.250883	$0.689114	13,854.438
Subaccount Inception Date October 9, 2000	2007	$1.047121	$1.250883	0.000
	2006	$1.000000	$1.047121	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$1.186653	$0.642659	15,124.558
Subaccount Inception Date October 9, 2000	2007	$1.105786	$1.186653	10,721.978
	2006	$1.000000	$1.105786	811.404

MFS New Discovery Series – Service Class	2008	$1.009127	$0.598887	27,398.274
Subaccount Inception Date May 1, 2002	2007	$1.005768	$1.009127	21,573.908
	2006	$1.000000	$1.005768	0.000

MFS Total Return Series – Service Class	2008	$1.089681	$0.830613	34,696.136
Subaccount Inception Date May 1, 2002	2007	$1.068454	$1.089681	76,310.184
	2006	$1.000000	$1.068454	0.000

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class	2008	$1.587528	$0.981136	85,681.377
Subaccount Inception Date May 1, 2001	2007	$1.638910	$1.587528	150,136.696
	2006	$1.397454	$1.638910	208,580.138
	2005	$1.370715	$1.397454	150,656.612
	2004	$1.228827	$1.370715	70,697.000
	2003	$1.000000	$1.228827	0.000

Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.428490	$1.102289	3,108,478.970
Subaccount Inception Date May 1, 2002	2007	$1.370797	$1.428490	750,536.105
	2006	$1.279140	$1.370797	795,433.702
	2005	$1.240597	$1.279140	652,930.653
	2004	$1.154543	$1.240597	837,819.000
	2003	$1.000000	$1.154543	91,792.069

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.827501	$1.080868	918,377.449
Subaccount Inception Date May 1, 2002	2007	$1.731070	$1.827501	2,099,128
	2006	$1.529348	$1.731070	2,797,329.801
	2005	$1.391625	$1.529348	2,600,394.875
	2004	$1.244419	$1.391625	1,797,507.000
	2003	$1.000000	$1.244419	114,594.272

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.559272	$1.129842	2,778,429.817
Subaccount Inception Date May 1, 2002	2007	$1.474254	$1.559272	4,847,202.025
	2006	$1.350078	$1.474254	6,181,321.693
	2005	$1.283478	$1.350078	6,524,698.939
	2004	$1.176403	$1.283478	4,739,171.000
	2003	$1.000000	$1.176403	317,015.129

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.695380	$1.116475	2,957,775.925
Subaccount Inception Date May 1, 2002	2007	$1.605557	$1.695380	10,704,039.339
	2006	$1.440189	$1.605557	10,992,735.381
	2005	$1.336977	$1.440189	10,034,902.509
	2004	$1.203403	$1.336977	4,343,551.000
	2003	$1.000000	$1.203403	232,944.756

Transamerica International Moderate Growth VP – Service Class	2008	$1.095389	$0.684863	124,331.835
Subaccount Inception Date May 1, 2006	2007	$1.028417	$1.095389	130,037.708
	2006	$1.000000	$1.028417	93,075.935

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.939867	$1.255742	22,491.403
Subaccount Inception Date May 1, 2000	2007	$1.893607	$1.939867	59,243.401
	2006	$1.653693	$1.893607	56,904.033
	2005	$1.455261	$1.653693	52,368.991
	2004	$1.256162	$1.455261	28,995.000
	2003	$1.000000	$1.256162	26,650.249

Transamerica Capital Guardian Global VP – Service Class(1)	2008	$1.786192	$1.033071	371,456.135
Subaccount Inception Date February 2, 1998	2007	$1.714756	$1.786192	427,598.057
	2006	$1.531948	$1.714756	419,225.849
	2005	$1.419659	$1.531948	345,954.362
	2004	$1.307402	$1.419659	184,341.000
	2003	$1.000000	$1.307402	43,171.337

Transamerica Capital Guardian U.S. Equity VP – Service Class(2)	2008	$1.472270	$0.860243	390,247.663
Subaccount Inception Date October 9, 2000	2007	$1.505528	$1.472270	453,557.048
	2006	$1.395612	$1.505528	482,364.677
	2005	$1.340079	$1.395612	400,917.252
	2004	$1.246588	$1.340079	268,609.000
	2003	$1.000000	$1.246588	122,884.303

Transamerica Capital Guardian Value VP – Service Class	2008	$1.616369	$0.957135	406,290.342
Subaccount Inception Date July 5, 1994	2007	$1.761638	$1.616369	780,107.187
	2006	$1.543957	$1.761638	847,189.115
	2005	$1.462674	$1.543957	904,872.651
	2004	$1.280055	$1.462674	337,885.000
	2003	$1.000000	$1.280055	125,378.186

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$2.328830	$1.314716	312,080.388
Subaccount Inception Date May 1, 2002	2007	$2.548171	$2.328830	236,531.519
	2006	$1.828678	$2.548171	230,073.642
	2005	$1.645498	$1.828678	206,413.470
	2004	$1.264938	$1.645498	109,597.000
	2003	$1.000000	$1.264938	37,367.829

Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.544595	$0.947439	3,473.905
Subaccount Inception Date May 1, 1997	2007	$1.508426	$1.544595	3,621.037
	2006	$1.336293	$1.508426	0.000
	2005	$1.318774	$1.336293	0.000
	2004	$1.213316	$1.318774	314.000
	2003	$1.000000	$1.213316	0.000

Transamerica Jennison Growth VP – Service Class	2008	$1.559151	$0.962680	17,133.870
Subaccount Inception Date November 20, 1996	2007	$1.427197	$1.559151	27,065.555
	2006	$1.430633	$1.427197	27,563.986
	2005	$1.283494	$1.430633	24,006.880
	2004	$1.200812	$1.283494	11,056.000
	2003	$1.000000	$1.200812	8,327.698

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.593905	$0.993038	29,920.193
Subaccount Inception Date May 1, 2000	2007	$1.611242	$1.593905	48,411.315
	2006	$1.387213	$1.611242	98,177.319
	2005	$1.361003	$1.387213	64,093.796
	2004	$1.272998	$1.361003	44,627.000
	2003	$1.000000	$1.272998	13,422.446

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class	2008	$1.258616	$0.921031	51,754.940
Subaccount Inception Date June 2, 1998	2007	$1.260250	$1.258616	70,255.619
	2006	$1.160309	$1.260250	70,870.020
	2005	$1.164230	$1.160309	99,861.865
	2004	$1.082910	$1.164230	57,283.000
	2003	$1.000000	$1.082910	258.009

Transamerica MFS International Equity VP – Service Class	2008	$2.000448	$1.265940	284,315.751
Subaccount Inception Date May 1, 2001	2007	$1.871673	$2.000448	310,229
	2006	$1.550773	$1.871673	316,385.235
	2005	$1.404892	$1.550773	341,070.528
	2004	$1.252702	$1.404892	121,373.000
	2003	$1.000000	$1.252702	20,524.116

Transamerica Marsico Growth VP – Service Class(3)	2008	$1.690931	$0.977285	158,198.145
Subaccount Inception Date May 1, 2000	2007	$1.433718	$1.690931	295,318.634
	2006	$1.388585	$1.433718	457,598.459
	2005	$1.306899	$1.388585	386,523.250
	2004	$1.188215	$1.306899	45,845.000
	2003	$1.000000	$1.188215	3,654.310

Transamerica PIMCO Total Return VP – Service Class	2008	$1.126043	$1.071547	520,577.509
Subaccount Inception Date May 1, 2002	2007	$1.054181	$1.126043	697,679.292
	2006	$1.033347	$1.054181	760,997.455
	2005	$1.031445	$1.033347	754,727.817
	2004	$1.008067	$1.031445	493,094.000
	2003	$1.000000	$1.008067	146,973.450

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.641280	$1.028121	110,183.255
Subaccount Inception Date January 20, 1995	2007	$1.622198	$1.641280	110,760.296
	2006	$1.391775	$1.622198	238,147
	2005	$1.365469	$1.391775	191,246.778
	2004	$1.214006	$1.365469	114,649.000
	2003	$1.000000	$1.214006	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class	2008	$1.616984	$0.912803	51,104.849
Subaccount Inception Date January 5, 1995	2007	$1.502726	$1.616984	87,401.871
	2006	$1.352737	$1.502726	78,447.104
	2005	$1.300978	$1.352737	77,742.496
	2004	$1.209480	$1.300978	67,495.000
	2003	$1.000000	$1.209480	13,845.154

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.695885	$1.058835	35,655.610
Subaccount Inception Date May 1, 2000	2007	$1.580826	$1.695885	65,804.264
	2006	$1.557972	$1.580826	103,002.948
	2005	$1.437264	$1.557972	85,387.274
	2004	$1.329429	$1.437264	63,248.000
	2003	$1.000000	$1.329429	3,031.830

Transamerica Templeton Global VP – Service Class(1)	2008	$1.494943	$0.824621	134,062.050
Subaccount Inception Date May 1, 2000	2007	$1.324353	$1.494943	189,012.209
	2006	$1.138715	$1.324353	200,512.614
	2005	$1.081523	$1.138715	144,796.803
	2004	$1.203554	$1.081523	86,454.000
	2003	$1.000000	$1.203554	21,173.319

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036345	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class	2008	$1.500384	$0.993199	5,178.380
Subaccount Inception Date May 1, 2002	2007	$1.347980	$1.500384	0.000
	2006	$1.262511	$1.347980	0.000
	2005	$1.192883	$1.262511	0.000
	2004	$1.095821	$1.192883	841.000
	2003	$1.000000	$1.095821	0.000

Transamerica Convertible Securities VP – Service Class	2008	$1.638564	$1.013496	78,139.845
Subaccount Inception Date May 1, 2002	2007	$1.410994	$1.638564	194,281.296
	2006	$1.298714	$1.410994	131,920.368
	2005	$1.277435	$1.298714	127,429.404
	2004	$1.151505	$1.277435	28,209.000
	2003	$1.000000	$1.151505	0.000

Transamerica Equity VP – Service Class	2008	$1.898270	$1.003093	217,396.105
Subaccount Inception Date May 1, 2000	2007	$1.666241	$1.898270	321,611.411
	2006	$1.565729	$1.666241	342,622.915
	2005	$1.371372	$1.565729	398,210.114
	2004	$1.208109	$1.371372	229,870.000
	2003	$1.000000	$1.208109	18,765.793

Transamerica Growth Opportunities VP – Service Class	2008	$2.017902	$1.167543	18,696.996
Subaccount Inception Date May 1, 2001	2007	$1.674665	$2.017902	30,469.855
	2006	$1.625938	$1.674665	32,633.252
	2005	$1.428382	$1.625938	172,297.594
	2004	$1.248740	$1.428382	32,712.000
	2003	$1.000000	$1.248740	0.000

Transamerica Money Market VP – Service Class	2008	$1.042244	$1.045395	1,313,697.694
Subaccount Inception Date July 5, 1994	2007	$1.013334	$1.042244	181,403.169
	2006	$0.987867	$1.013334	195,776.576
	2005	$0.980329	$0.987867	166,889.442
	2004	$0.991036	$0.980329	356,750.000
	2003	$1.000000	$0.991036	88,816.643

Transamerica Science & Technology VP – Service Class	2008	$1.770918	$0.888888	0.000
Subaccount Inception Date May 1, 2001	2007	$1.361387	$1.770918	0.000
	2006	$1.376024	$1.361387	0.000
	2005	$1.375840	$1.376024	0.000
	2004	$1.302912	$1.375840	0.000
	2003	$1.000000	$1.302912	0.000

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.659317	0.000

Transamerica U.S. Government Securities VP – Service Class	2008	$1.056501	$1.114167	176,497.796
Subaccount Inception Date August 3, 1994	2007	$1.017329	$1.056501	35,048
	2006	$1.005345	$1.017329	32,788.018
	2005	$1.004005	$1.005345	42,787.901
	2004	$0.993783	$1.004005	369,479.000
	2003	$1.000000	$0.993783	443,131.549

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713780	4,196

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815922	5,656.596

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720097	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date July 5, 1994	2008	$2.273309	$1.360375	198,001.852
	2007	$2.008770	$2.273309	253,267.944
	2006	$1.660766	$2.008770	257,446.379
	2005	$1.488758	$1.660766	118,880.857
	2004	$1.310431	$1.488758	95,142.000
	2003	$1.000000	$1.310431	0.000

Transamerica Van Kampen Large Cap Core VP – Service Class(2)	2008	$1.570851	$0.891317	4,098.714
Subaccount Inception Date July 5, 1994	2007	$1.468712	$1.570851	8,262.283
	2006	$1.359065	$1.468712	16,397.513
	2005	$1.268429	$1.359065	14,083.969
	2004	$1.148114	$1.268429	13,061.000
	2003	$1.000000	$1.148114	19,119.399

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.695300	$0.891443	17,798.515
Subaccount Inception Date May 1, 2001	2007	$1.412676	$1.695300	33,400.380
	2006	$1.312834	$1.412676	30,138.970
	2005	$1.245948	$1.312834	24,791.226
	2004	$1.186979	$1.245948	27,341.000
	2003	$1.000000	$1.186979	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.056501	$1.114167	2,882,925.461
Subaccount Inception Date November 3, 2003	2007	$1.017329	$1.056501	0.000
	2006	$1.005345	$1.017329	0.00
	2005	$1.004005	$1.005345	3,676.282
	2004	$0.993783	$1.004005	0.000
	2003	$1.000000	$0.993783	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$1.600638	$0.755790	81,568.115
Subaccount Inception Date May 1, 2002	2007	$1.608483	$1.600638	102,642.623
	2006	$1.450459	$1.608483	106,238.928
	2005	$1.401161	$1.450459	110,422.322
	2004	$1.287590	$1.401161	66,607.000
	2003	$1.000000	$1.287590	19,839.889

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.554080	$0.875360	2,035.270
Subaccount Inception Date May 1, 2002	2007	$1.416764	$1.554080	3,848.534
	2006	$1.360493	$1.416764	3,867.887
	2005	$1.276124	$1.360493	3,890.239
	2004	$1.222384	$1.276124	6,825.000
	2003	$1.000000	$1.222384	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012506	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.626993	$0.947287	17,221.640
Subaccount Inception Date May 1, 2001	2007	$1.580442	$1.626993	29,994.514
	2006	$1.375912	$1.580442	31,538.167
	2005	$1.339719	$1.375912	33,849.928
	2004	$1.226890	$1.339719	50,850.000
	2003	$1.000000	$1.226890	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.497107	$0.884499	6,365.051
Subaccount Inception Date May 1, 2001	2007	$1.342231	$1.497107	7,911.832
	2006	$1.375827	$1.342231	12,350.799
	2005	$1.220101	$1.375827	8,714.665
	2004	$1.147011	$1.220101	8,114.000
	2003	$1.000000	$1.147011	4,850.688

Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664068	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2008	$2.017419	$1.135064	126,937.425
Subaccount Inception Date May 1, 2000	2007	$1.751828	$2.017419	181,822.799
	2006	$1.601104	$1.751828	190,763.830
	2005	$1.397916	$1.601104	197,242.139
	2004	$1.236415	$1.397916	180,379.000
	2003	$1.000000	$1.236415	0.000

Fidelity – VIP Equity-Income Portfolio – Service Class 2	2008	$1.663539	$0.933967	94,031.375
Subaccount Inception Date May 1, 2000	2007	$1.673199	$1.663539	121,345.711
	2006	$1.420893	$1.673199	213,825.555
	2005	$1.370739	$1.420893	82,868.718
	2004	$1.255168	$1.370739	70,041.000
	2003	$1.000000	$1.255168	21,204.194

Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.695195	$0.876916	15,513.409
Subaccount Inception Date May 1, 2001	2007	$1.363271	$1.695195	40,686.806
	2006	$1.302806	$1.363271	36,573.526
	2005	$1.257634	$1.302806	42,516.277
	2004	$1.242184	$1.257634	26,990.000
	2003	$1.000000	$1.242184	0.000

Fidelity – VIP Mid Cap Portfolio – Service Class 2	2008	$2.462827	$1.460246	50,547.506
Subaccount Inception Date May 1, 2000	2007	$2.175025	$2.462827	110,217.532
	2006	$1.970736	$2.175025	124,801.500
	2005	$1.700679	$1.970736	152,563.628
	2004	$1.389595	$1.700679	129,210.000
	2003	$1.000000	$1.389595	42,306.790

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.954589	$0.934769	117,525.449
Subaccount Inception Date May 1, 2002	2007	$1.888212	$1.954589	160,714.335
	2006	$1.657680	$1.888212	166,765.801
	2005	$1.648256	$1.657680	192,080.837
	2004	$1.474735	$1.648256	123,665.000
	2003	$1.000000	$1.474735	24,005.046

Franklin Income Securities Fund – Class 2	2008	$0.967518	$0.668178	131,735.594
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.967518	0.000

Mutual Shares Securities Fund – Class 2	2008	$0.961589	$0.593718	6,344.889
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.961589	12,773.602

Templeton Foreign Securities Fund – Class 2	2008	$1.065918	$0.623923	702.992
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.065918	13,322.162

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989834	0.000

Janus Aspen – Enterprise Portfolio – Service Shares (4)	2008	$2.168407	$1.195174	1,691.405
Subaccount Inception Date October 9, 2000	2007	$1.814283	$2.168407	3,194.941
	2006	$1.630786	$1.814283	3,210.449
	2005	$1.482557	$1.630786	3,229.563
	2004	$1.253410	$1.482557	789.000
	2003	$1.000000	$1.253410	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$1.636153	$0.886546	18,788.535
Subaccount Inception Date October 9, 2000	2007	$1.523906	$1.636153	26,945.989
	2006	$1.315978	$1.523906	3,955.029
	2005	$1.269574	$1.315978	3,981.481
	2004	$1.237113	$1.269574	5,092.000
	2003	$1.000000	$1.237113	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS New Discovery Series – Service Class	2008	$1.520616	$0.902888	19,241.726
Subaccount Inception Date May 1, 2002	2007	$1.514812	$1.520616	36,030.660
	2006	$1.366114	$1.514812	33,089.842
	2005	$1.324659	$1.366114	33,972.331
	2004	$1.270349	$1.324659	23,899.000
	2003	$1.000000	$1.270349	7,871.853

MFS Total Return Series – Service Class	2008	$1.377544	$1.050550	113,379.340
Subaccount Inception Date May 1, 2002	2007	$1.350032	$1.377544	150,245.799
	2006	$1.231764	$1.350032	156,660.163
	2005	$1.222715	$1.231764	130,400.030
	2004	$1.121697	$1.222715	125,834.000
	2003	$1.000000	$1.121697	8,915.064

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class	2008	$1.080043	$0.668487	26,043.555
Subaccount Inception Date May 1, 2001	2007	$1.113336	$1.080043	19,516.146
	2006	$1.000000	$1.113336	0.000

Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.077281	$0.832508	27,859,183.695
Subaccount Inception Date May 1, 2002	2007	$1.032248	$1.077281	9,911,600.449
	2006	$1.000000	$1.032248	3,970,929.972

Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.106560	$0.655444	4,730,577.793
Subaccount Inception Date May 1, 2002	2007	$1.046608	$1.106560	4,287,595.571
	2006	$1.000000	$1.046608	995,971.343

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.100000	$0.798240	47,185,575.489
Subaccount Inception Date May 1, 2002	2007	$1.038479	$1.100000	32,989,878.993
	2006	$1.000000	$1.038479	10,651,244.167

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.103389	$0.727702	53,967,612.228
Subaccount Inception Date May 1, 2002	2007	$1.043385	$1.103389	41,359,455.916
	2006	$1.000000	$1.043385	15,858,883.434

Transamerica International Moderate Growth VP – Service Class	2008	$1.098098	$0.687573	8,713,333.772
Subaccount Inception Date May 1, 2006	2007	$1.029432	$1.098098	6,501,343.024
	2006	$1.000000	$1.029432	924,620.432

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.092545	$0.708289	1,122,070.819
Subaccount Inception Date May 1, 2000	2007	$1.064914	$1.092545	983,966.601
	2006	$1.000000	$1.064914	61,452.322

Transamerica Capital Guardian Global VP – Service Class(1)	2008	$1.076753	$0.623675	1,100,627.106
Subaccount Inception Date February 2, 1998	2007	$1.032165	$1.076753	725,430.424
	2006	$1.000000	$1.032165	6,566.850

Transamerica Capital Guardian U.S. Equity VP – Service Class(2)	2008	$1.008726	$0.590270	620,393.797
Subaccount Inception Date October 9, 2000	2007	$1.029987	$1.008726	550,236.996
	2006	$1.000000	$1.029987	0.000

Transamerica Capital Guardian Value VP – Service Class	2008	$0.994767	$0.589926	1,821,607.648
Subaccount Inception Date July 5, 1994	2007	$1.082569	$0.994767	1,754,638.199
	2006	$1.000000	$1.082569	1,203,777.073

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$1.131291	$0.639615	429,111.314
Subaccount Inception Date May 1, 2002	2007	$1.235999	$1.131291	383,065.961
	2006	$1.000000	$1.235999	47,044.134

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$1.119092	$0.687459	345,434.301
Subaccount Inception Date May 1, 1997	2007	$1.091266	$1.119092	6,458.304
	2006	$1.000000	$1.091266	3,308.600

Transamerica Jennison Growth VP – Service Class	2008	$1.100528	$0.680522	140,639.638
Subaccount Inception Date November 20, 1996	2007	$1.005889	$1.100528	133,380
	2006	$1.000000	$1.005889	25,692.508

Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$1.068640	$0.666777	218,649.796
Subaccount Inception Date May 1, 2000	2007	$1.078664	$1.068640	181,435.623
	2006	$1.000000	$1.078664	93,244.423

Transamerica MFS High Yield VP – Service Class	2008	$1.059115	$0.776180	408,612.174
Subaccount Inception Date June 2, 1998	2007	$1.058929	$1.059115	385,946.596
	2006	$1.000000	$1.058929	145,668.239

Transamerica MFS International Equity VP – Service Class	2008	$1.134210	$0.718825	499,722.780
Subaccount Inception Date May 1, 2001	2007	$1.059617	$1.134210	433,370.442
	2006	$1.000000	$1.059617	86,710.093

Transamerica Marsico Growth VP – Service Class(3)	2008	$1.194541	$0.691418	425,265.556
Subaccount Inception Date May 1, 2000	2007	$1.011337	$1.194541	368,276.698
	2006	$1.000000	$1.011337	93,652.579

Transamerica PIMCO Total Return VP – Service Class	2008	$1.109256	$1.057139	2,498,454.315
Subaccount Inception Date May 1, 2002	2007	$1.036920	$1.109256	547,341.603
	2006	$1.000000	$1.036920	66,158.083

Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$1.111788	$0.697469	425,877.360
Subaccount Inception Date January 20, 1995	2007	$1.097238	$1.111788	341,192.065
	2006	$1.000000	$1.097238	47,887.878

Transamerica T. Rowe Price Growth Stock VP – Service Class	2008	$1.160230	$0.655934	128,217.546
Subaccount Inception Date January 5, 1995	2007	$1.076644	$1.160230	134,250
	2006	$1.000000	$1.076644	47,308.855

Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$1.016578	$0.635650	290,417.279
Subaccount Inception Date May 1, 2000	2007	$0.946210	$1.016578	217,418.369
	2006	$1.000000	$0.946210	7,155.051

Transamerica Templeton Global VP – Service Class(1)	2008	$1.215207	$0.671308	128,156.594
Subaccount Inception Date May 1, 2000	2007	$1.074942	$1.215207	112,008.614
	2006	$1.000000	$1.074942	0.000

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036556	0.000

Transamerica Balanced VP – Service Class	2008	$1.143549	$0.758114	446,753.985
Subaccount Inception Date May 1, 2002	2007	$1.025873	$1.143549	306,556.463
	2006	$1.000000	$1.025873	20,925.563

Transamerica Convertible Securities VP – Service Class	2008	$1.152836	$0.714117	247,413.176
Subaccount Inception Date May 1, 2002	2007	$0.991257	$1.152836	283,945.085
	2006	$1.000000	$0.991257	38,696.224

Transamerica Equity VP – Service Class	2008	$1.152912	$0.610130	134,522.022
Subaccount Inception Date May 1, 2000	2007	$1.010483	$1.152912	90,425.642
	2006	$1.000000	$1.010483	8,971.277

Transamerica Growth Opportunities VP – Service Class	2008	$1.157481	$0.670705	37,875.860
Subaccount Inception Date May 1, 2001	2007	$0.959175	$1.157481	38,563.024
	2006	$1.000000	$0.959175	38,378.572

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2008	$1.050319	$1.055058	10,380,130.853
Subaccount Inception Date July 5, 1994	2007	$1.019675	$1.050319	2,769,227.153
	2006	$1.000000	$1.019675	469,138.652

Transamerica Science & Technology VP – Service Class	2008	$1.265991	$0.636390	49,991.221
Subaccount Inception Date May 1, 2001	2007	$0.971784	$1.265991	35,174.478
	2006	$1.000000	$0.971784	37,561.641

Transamerica Small/Mid Cap Value VP – Service Class
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.660241	253,859.108

Transamerica U.S. Government Securities VP – Service Class	2008	$1.079456	$1.140067	1,422,883.555
Subaccount Inception Date August 3, 1994	2007	$1.037892	$1.079456	115,935.315
	2006	$1.000000	$1.037892	7,992.854

Transamerica Value Balanced VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714488	38,095.981

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816736	266,216.046

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720815	779,065.245

Transamerica Van Kampen Active International Allocation VP – Service Class	2008	$1.197548	$0.717685	785,316.171
Subaccount Inception Date July 5, 1994	2007	$1.056631	$1.197548	669,723.474
	2006	$1.000000	$1.056631	137,538.568

Transamerica Van Kampen Large Cap Core VP – Service Class(2)	2008	$1.136350	$0.645728	658,843.227
Subaccount Inception Date July 5, 1994	2007	$1.060888	$1.136350	45,350.521
	2006	$1.000000	$1.060888	0.000

Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$1.193621	$0.628577	167,256.060
Subaccount Inception Date May 1, 2001	2007	$0.993158	$1.193621	75,807.290
	2006	$1.000000	$0.993158	5,351.076

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.079456	$1.140067	575,634.300
Subaccount Inception Date November 3, 2003	2007	$1.037892	$1.079456	0.000
	2006	$1.000000	$1.037892	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$1.057839	$0.500229	7,197.074
Subaccount Inception Date May 1, 2002	2007	$1.061450	$1.057839	0.000
	2006	$1.000000	$1.061450	0.000

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.082576	$0.610681	79,884.701
Subaccount Inception Date May 1, 2002	2007	$0.985459	$1.082576	48,043.714
	2006	$1.000000	$0.985459	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012714	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.139956	$0.664713	382,491.275
Subaccount Inception Date May 1, 2001	2007	$1.105703	$1.139956	384,039.487
	2006	$1.000000	$1.105703	14,831.304

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.105472	$0.654092	62,219.359
Subaccount Inception Date May 1, 2001	2007	$0.989629	$1.105472	74,296.581
	2006	$1.000000	$0.989629	57,798.775

Fidelity – VIP Balanced Portfolio – Service Class 2
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664725	64,280.341

Fidelity – VIP Contrafund® Portfolio – Service Class 2	2008	$1.184684	$0.667524	1,780,089.552
Subaccount Inception Date May 1, 2000	2007	$1.027191	$1.184684	1,228,445.617
	2006	$1.000000	$1.027191	242,225.224

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2008	$1.097011	$0.616816	262,554.040
Subaccount Inception Date May 1, 2000	2007	$1.101740	$1.097011	232,994.320
	2006	$1.000000	$1.101740	0.000

Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.258464	$0.651963	298,156.996
Subaccount Inception Date May 1, 2001	2007	$1.010566	$1.258464	82,574.695
	2006	$1.000000	$1.010566	36,599.623

Fidelity – VIP Mid Cap Portfolio – Service Class 2	2008	$1.113602	$0.661245	733,394.285
Subaccount Inception Date May 1, 2000	2007	$0.982004	$1.113602	637,448.174
	2006	$1.000000	$0.982004	110,511.782

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.099391	$0.526557	414,443.851
Subaccount Inception Date May 1, 2002	2007	$1.060474	$1.099391	159,724.870
	2006	$1.000000	$1.060474	21,771.278

Franklin Income Securities Fund – Class 2	2008	$0.968475	$0.669833	1,354,399.684
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.968475	656,829.077

Mutual Shares Securities Fund – Class 2	2008	$0.962542	$0.595191	677,267.432
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.962542	442,275.796

Templeton Foreign Securities Fund – Class 2	2008	$1.066974	$0.625466	660,223.309
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.066974	303,752.013

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990039	9,730.069

Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.255004	$0.692757	168,440.473
Subaccount Inception Date October 9, 2000	2007	$1.048491	$1.255004	124,949.696
	2006	$1.000000	$1.048491	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$1.190543	$0.646052	108,637.236
Subaccount Inception Date October 9, 2000	2007	$1.107223	$1.190543	106,701.264
	2006	$1.000000	$1.107223	1,406.919

MFS New Discovery Series – Service Class	2008	$1.012433	$0.602040	124,274.333
Subaccount Inception Date May 1, 2002	2007	$1.007074	$1.012433	85,746.349
	2006	$1.000000	$1.007074	0.000

MFS Total Return Series – Service Class	2008	$1.093271	$0.834998	569,824.074
Subaccount Inception Date May 1, 2002	2007	$1.069851	$1.093271	194,515.470
	2006	$1.000000	$1.069851	6,297.165

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class	2008	$1.602180	$0.992161	65,189.273
Subaccount Inception Date May 1, 2001	2007	$1.650762	$1.602180	94,848.712
	2006	$1.404790	$1.650762	366,576
	2005	$1.375209	$1.404790	72,712.700
	2004	$1.230438	$1.375209	492,352.000
	2003	$1.000000	$1.230438	15,375.756

Transamerica Asset Allocation - Conservative VP – Service Class	2008	$1.441652	$1.114647	5,122,755.897
Subaccount Inception Date May 1, 2002	2007	$1.380694	$1.441652	5,058,972
	2006	$1.285855	$1.380694	5,731,875.609
	2005	$1.244663	$1.285855	5,311,608.574
	2004	$1.156053	$1.244663	1,754,171.000
	2003	$1.000000	$1.156053	306,346.159

49

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Growth VP – Service Class	2008	$1.844349	$1.092998	2,340,011.057
Subaccount Inception Date May 1, 2002	2007	$1.743593	$1.844349	2,892,235.945
	2006	$1.537391	$1.743593	3,255,748.077
	2005	$1.396201	$1.537391	2,727,896.863
	2004	$1.246057	$1.396201	1,258,003.000
	2003	$1.000000	$1.246057	96,224.296

Transamerica Asset Allocation - Moderate VP – Service Class	2008	$1.573670	$1.142535	9,682,889.469
Subaccount Inception Date May 1, 2002	2007	$1.484939	$1.573670	14,031,740.906
	2006	$1.357190	$1.484939	18,165,656.265
	2005	$1.287710	$1.357190	15,833,341.165
	2004	$1.177954	$1.287710	6,397,712.000
	2003	$1.000000	$1.177954	656,616.562

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2008	$1.711018	$1.128996	7,463,387.327
Subaccount Inception Date May 1, 2002	2007	$1.617168	$1.711018	13,361,405.235
	2006	$1.447775	$1.617168	16,878,947.181
	2005	$1.341392	$1.447775	12,973,204.806
	2004	$1.204992	$1.341392	3,814,143.000
	2003	$1.000000	$1.204992	489,410.694

Transamerica International Moderate Growth VP – Service Class	2008	$1.098976	$0.688460	936,958.515
Subaccount Inception Date May 1, 2006	2007	$1.029756	$1.098976	979,785.327
	2006	$1.000000	$1.029756	143,012.386

Transamerica BlackRock Large Cap Value VP – Service Class	2008	$1.957760	$1.269834	53,071.857
Subaccount Inception Date May 1, 2000	2007	$1.907300	$1.957760	118,716.618
	2006	$1.662395	$1.907300	52,359.747
	2005	$1.460054	$1.662395	68,107.397
	2004	$1.257816	$1.460054	28,868.000
	2003	$1.000000	$1.257816	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2008	$1.802687	$1.044666	163,194.801
Subaccount Inception Date February 2, 1998	2007	$1.727181	$1.802687	229,404.539
	2006	$1.540029	$1.727181	251,173.942
	2005	$1.424351	$1.540029	532,319.084
	2004	$1.309127	$1.424351	483,782.000
	2003	$1.000000	$1.309127	13,851.019

Transamerica Capital Guardian U.S. Equity VP – Service Class(2)	2008	$1.485847	$0.869899	158,538.421
Subaccount Inception Date October 9, 2000	2007	$1.516425	$1.485847	188,033.349
	2006	$1.402958	$1.516425	197,061.087
	2005	$1.344493	$1.402958	211,238.954
	2004	$1.248225	$1.344493	166,459.000
	2003	$1.000000	$1.248225	58,517.549

Transamerica Capital Guardian Value VP – Service Class	2008	$1.631263	$0.967856	248,671.048
Subaccount Inception Date July 5, 1994	2007	$1.774376	$1.631263	401,118.346
	2006	$1.552072	$1.774376	462,291.693
	2005	$1.467484	$1.552072	766,670.052
	2004	$1.281735	$1.467484	637,576.000
	2003	$1.000000	$1.281735	70,035.093

Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$2.350276	$1.329450	163,852.733
Subaccount Inception Date May 1, 2002	2007	$2.566554	$2.350276	332,653.015
	2006	$1.838266	$2.566554	293,705.346
	2005	$1.650890	$1.838266	100,705.441
	2004	$1.266597	$1.650890	180,655.000
	2003	$1.000000	$1.266597	38,980.275

50

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date May 1, 1997	2008	$1.558815	$0.958056	62,710.633
	2007	$1.519307	$1.558815	63,329.968
	2006	$1.343303	$1.519307	86,719.751
	2005	$1.323097	$1.343303	52,059.243
	2004	$1.214901	$1.323097	23,032.000
	2003	$1.000000	$1.214901	0.000

Transamerica Jennison Growth VP – Service Class Subaccount Inception Date November 20, 1996	2008	$1.573519	$0.973484	0.000
	2007	$1.437497	$1.573519	0.000
	2006	$1.438145	$1.437497	2,898.638
	2005	$1.287705	$1.438145	3,048.797
	2004	$1.202386	$1.287705	415,456.000
	2003	$1.000000	$1.202386	0.000

Transamerica Legg Mason Partners All Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.608596	$1.004173	20,730.173
	2007	$1.622880	$1.608596	78,341.677
	2006	$1.394493	$1.622880	199,631.372
	2005	$1.365470	$1.394493	143,205.778
	2004	$1.274668	$1.365470	209,317.000
	2003	$1.000000	$1.274668	20,127.313

Transamerica MFS High Yield VP – Service Class Subaccount Inception Date June 2, 1998	2008	$1.270217	$0.931352	309,170.455
	2007	$1.269362	$1.270217	153,336.262
	2006	$1.166419	$1.269362	180,911.718
	2005	$1.168067	$1.166419	192,415.190
	2004	$1.084337	$1.168067	343,085.000
	2003	$1.000000	$1.084337	155,172.512

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2008	$2.018919	$1.280161	144,164.740
	2007	$1.885226	$2.018919	206,064.563
	2006	$1.558941	$1.885226	286,232.694
	2005	$1.409527	$1.558941	277,604.699
	2004	$1.254357	$1.409527	238,529.000
	2003	$1.000000	$1.254357	56,673.320

Transamerica Marsico Growth VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.706528	$0.988251	67,234.914
	2007	$1.444093	$1.706528	127,349.721
	2006	$1.395883	$1.444093	144,173.365
	2005	$1.311195	$1.395883	129,789.295
	2004	$1.189769	$1.311195	262,709.000
	2003	$1.000000	$1.189769	26,716.699

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.136434	$1.083573	707,296.029
	2007	$1.061801	$1.136434	510,606.303
	2006	$1.038779	$1.061801	448,615.800
	2005	$1.034840	$1.038779	401,940.145
	2004	$1.009392	$1.034840	380,776.000
	2003	$1.000000	$1.009392	183,885.849

Transamerica T. Rowe Price Equity Income VP – Service Class Subaccount Inception Date January 20, 1995	2008	$1.656419	$1.039653	154,647.024
	2007	$1.633929	$1.656419	293,482.622
	2006	$1.399089	$1.633929	411,937.737
	2005	$1.369959	$1.399089	184,269.716
	2004	$1.215594	$1.369959	52,422.000
	2003	$1.000000	$1.215594	18,296.861

51

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Service Class Subaccount Inception Date January 5, 1995	2008	$1.631906	$0.923050	108,896.702
	2007	$1.513603	$1.631906	169,773.316
	2006	$1.359854	$1.513603	151,233.165
	2005	$1.305262	$1.359854	196,567.508
	2004	$1.211056	$1.305262	52,944.000
	2003	$1.000000	$1.211056	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.711527	$1.070714	196,757.050
	2007	$1.592266	$1.711527	277,165.046
	2006	$1.566167	$1.592266	303,947.797
	2005	$1.441997	$1.566167	234,156.332
	2004	$1.331180	$1.441997	207,470.000
	2003	$1.000000	$1.331180	38,917.197

Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date May 1, 2000	2008	$1.505764	$0.832226	54,525.001
	2007	$1.331314	$1.505764	122,615.566
	2006	$1.142459	$1.331314	115,352.864
	2005	$1.082954	$1.142459	282,204.550
	2004	$1.205139	$1.082954	56,317.000
	2003	$1.000000	$1.205139	934.640

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036627	0.000

Transamerica Balanced VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.514207	$1.004336	47,719.643
	2007	$1.357724	$1.514207	46,649.272
	2006	$1.269134	$1.357724	31,059.632
	2005	$1.196794	$1.269134	22,174.430
	2004	$1.097257	$1.196794	20,339.000
	2003	$1.000000	$1.097257	23,100.100

Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2008	$1.653702	$1.024879	1,355,982.617
	2007	$1.421220	$1.653702	1,414,118.156
	2006	$1.305556	$1.421220	1430856.650
	2005	$1.281643	$1.305556	1,360,457.255
	2004	$1.153019	$1.281643	640,111.000
	2003	$1.000000	$1.153019	18,759.819

Transamerica Equity VP – Service Class Subaccount Inception Date May 1, 2000	2008	$1.915788	$1.014355	271,067.601
	2007	$1.678298	$1.915788	273,483
	2006	$1.573974	$1.678298	349,258.818
	2005	$1.375901	$1.573974	648,105.161
	2004	$1.209695	$1.375901	626,065.000
	2003	$1.000000	$1.209695	104,864.450

Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2008	$2.036509	$1.180645	64,515.110
	2007	$1.686766	$2.036509	150,043.215
	2006	$1.634483	$1.686766	161,632.736
	2005	$1.433086	$1.634483	610,130.495
	2004	$1.250384	$1.433086	105,738.000
	2003	$1.000000	$1.250384	5,210.598

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.051848	$1.057122	2,866,311.114
	2007	$1.020645	$1.051848	2,581,105.521
	2006	$0.993042	$1.020645	3096193.112
	2005	$0.983543	$0.993042	1,646,772.784
	2004	$0.992339	$0.983543	1,100,594.000
	2003	$1.000000	$0.992339	333,610.609

52

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.787241	$0.898858	0.000
	2007	$1.371232	$1.787241	247,052.361
	2006	$1.383253	$1.371232	33,552.308
	2005	$1.380367	$1.383253	62,849.089
	2004	$1.304621	$1.380367	56,860.000
	2003	$1.000000	$1.304621	0.000

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date July 5, 1994
	2008	$1.000000	$0.660541	0.000

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2008	$1.066255	$1.126684	768,113.295
	2007	$1.024700	$1.066255	361,405.868
	2006	$1.010644	$1.024700	262,049.585
	2005	$1.007306	$1.010644	292,876.039
	2004	$0.995091	$1.007306	151,064.000
	2003	$1.000000	$0.995091	225,309.984

Transamerica Value Balanced VP – Service Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714712	0.000

Transamerica Index 50 VP – Service Class May 1, 2008	2008	$1.000000	$0.817007	0.000

Transamerica Index 75 VP – Service Class May 1, 2008	2008	$1.000000	$0.721052	0.000

Transamerica Van Kampen Active International Allocation VP – Service Class Subaccount Inception Date July 5, 1994	2008	$2.294266	$1.375634	140,547.809
	2007	$2.023287	$2.294266	350,688.136
	2006	$1.669500	$2.023287	378,566.686
	2005	$1.493653	$1.669500	208,736.545
	2004	$1.312150	$1.493653	285,890.000
	2003	$1.000000	$1.312150	18,343.025

Transamerica Van Kampen Large Cap Core VP – Service Class Subaccount Inception Date July 5, 1994	2008	$1.585327	$0.901309	26,376.503
	2007	$1.479328	$1.585327	35,284.125
	2006	$1.366206	$1.479328	71,609.191
	2005	$1.272601	$1.366206	121,512.649
	2004	$1.149629	$1.272601	99,596.000
	2003	$1.000000	$1.149629	0.000

Transamerica Van Kampen Mid-Cap Growth VP – Service Class Subaccount Inception Date May 1, 2001	2008	$1.710951	$0.901458	89,193.669
	2007	$1.422904	$1.710951	59,139.632
	2006	$1.319748	$1.422904	81,154.272
	2005	$1.250057	$1.319748	68,240.988
	2004	$1.188546	$1.250057	43,349.000
	2003	$1.000000	$1.188546	4,750.474

PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date November 3, 2003	2008	$1.066255	$1.126684	3,182,166.702
	2007	$1.024700	$1.066255	44,134.540
	2006	$1.010644	$1.024700	0.000
	2005	$1.007306	$1.010644	0.000
	2004	$0.995091	$1.007306	30,609.000
	2003	$1.000000	$0.995091	0.000

AIM V.I. Basic Value Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.243830	$0.588477	487,603.207
	2007	$1.247452	$1.243830	686,147.304
	2006	$1.122690	$1.247452	992,629.057
	2005	$1.082408	$1.122690	1,166,614.220
	2004	$0.992723	$1.082408	1,231,735.000
	2003	$0.757050	$0.992723	1,254,260.8415
	2002	$1.000000	$0.757050	1,003,800.155

53

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund – Series II Shares Subaccount Inception Date May 1, 2002	2008	$1.290182	$0.728156	101,140.098
	2007	$1.173854	$1.290182	119,434.702
	2006	$1.125019	$1.173854	184,472.830
	2005	$1.053179	$1.125019	130,776.757
	2004	$1.006847	$1.053179	166,844.000
	2003	$0.792246	$1.006847	195,885.874
	2002	$1.000000	$0.792246	93,051.475

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012783	0.000

AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$1.228748	$0.716828	1,187,145.326
	2007	$1.191237	$1.228748	1,492,818.757
	2006	$1.035043	$1.191237	2,165,164.853
	2005	$1.005840	$1.035043	2,710,964.858
	2004	$0.919316	$1.005840	2,861,924.000
	2003	$0.706941	$0.919316	3,274,904.979
	2002	$0.924456	$0.706941	3,412,179.268
	2001	$1.000000	$0.924456	2,100,221.216

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2008	$0.927557	$0.549095	384,688.625
	2007	$0.829949	$0.927557	462,151.848
	2006	$0.849042	$0.829949	858,080.426
	2005	$0.751468	$0.849042	896,236.648
	2004	$0.705069	$0.751468	935,900.000
	2003	$0.580946	$0.705069	956,802.626
	2002	$0.853898	$0.580946	977,257.596
	2001	$1.000000	$0.853898	502,759,851

Fidelity – VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664950	0.000

Fidelity – VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.462643	$0.824553	7,982,893.783
	2007	$1.267582	$1.462643	9,394,980.015
	2006	$1.156256	$1.267582	12,332,579.646
	2005	$1.007547	$1.156256	12,946,092.441
	2004	$0.889389	$1.007547	11,185,879.000
	2003	$0.705209	$0.889389	11,043,294.566
	2002	$0.793026	$0.705209	8,369,366.786
	2001	$0.921032	$0.793026	3,181,951.082
	2000	$1.000000	$0.921032	905,751.342

Fidelity – VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$1.405491	$0.790655	2,081,446.625
	2007	$1.410854	$1.405491	2,519,117.666
	2006	$1.195759	$1.410854	3,687,744.038
	2005	$1.151310	$1.195759	3,840,173.981
	2004	$1.052163	$1.151310	4,404,731.000
	2003	$0.822512	$1.052163	4,183,621.596
	2002	$1.009197	$0.822512	3,647,123.191
	2001	$1.082527	$1.009197	1,646,698.434
	2000	$1.000000	$1.082527	248,503.974

Fidelity – VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2008	$1.065547	$0.552290	927,124.381
	2007	$0.855221	$1.065547	1,032,876.591
	2006	$0.815687	$0.855221	1,721,144.115
	2005	$0.785870	$0.815687	2,404,844.956
	2004	$0.774687	$0.785870	4,355,705.000
	2003	$0.594116	$0.774687	4,619,609.096
	2002	$0.866432	$0.594116	4,275,755.599
	2001	$1.000000	$0.866432	447,911.910

54

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$0.976401	$0.430897	106,228.385
	2007	$0.807604	$0.976401	118,705.896
	2006	$0.780921	$0.807604	139,315.397
	2005	$0.730396	$0.780921	159,951.180
	2004	$0.394612	$0.730396	229,436.000
	2003	$0.545616	$0.394612	305,580.826
	2002	$0.711125	$0.545616	405,195.634
	2001	$0.846932	$0.711125	471,916.204
	2000	$1.000000	$0.846932	315,088.251

Fidelity – VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2008	$2.271284	$1.349336	5,230,196.469
	2007	$2.001900	$2.271284	6,859,195.465
	2006	$1.810309	$2.001900	9,519,029.718
	2005	$1.559181	$1.810309	10,808,650.447
	2004	$1.271464	$1.559181	11,302,961.000
	2003	$0.934838	$1.271464	11,797,256.740
	2002	$1.056151	$0.934838	11,119,727.497
	2001	$1.112803	$1.056151	3,679,109.250
	2000	$1.000000	$1.112803	2,963,799.310

Fidelity – VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2008	$1.545817	$0.740746	3,033,707.801
	2007	$1.490367	$1.545817	3,606,595.948
	2006	$1.305847	$1.490367	4,766,795.720
	2005	$1.295883	$1.305847	5,239,413.070
	2004	$1.157177	$1.295883	5,572,327.000
	2003	$0.747462	$1.157177	5,139,439.175
	2002	$1.000000	$0.747462	2,909,201.745

Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$0.968794	$0.670389	495,848.543
	2007	$1.000000	$0.968794	0.000

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$0.962851	$0.595677	428,919.031
	2007	$1.000000	$0.962851	516,972.664

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2008	$1.067319	$0.625977	313,543.636
	2007	$1.000000	$1.067319	581,359.124

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 November 10, 2008	2008	$1.000000	$0.990107	0.000

Janus Aspen – Enterprise Portfolio – Service Shares(4) Subaccount Inception Date October 9, 2000	2008	$0.716875	$0.395914	919,318.124
	2007	$0.598622	$0.716875	1,057,678.007
	2006	$0.537021	$0.598622	1,022,825.324
	2005	$0.487253	$0.537021	1,306,600.409
	2004	$0.411128	$0.487253	1,950,768.000
	2003	$0.310104	$0.411128	2,333,284.441
	2002	$0.438542	$0.310104	2,981,371.124
	2001	$0.738029	$0.438542	1,103,411.436
	2000	$1.000000	$0.738029	181,211,158

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares(6) Subaccount Inception Date October 9, 2000	2008	$1.409366	$0.999639	108,658.554
	2007	$1.336873	$1.409366	156,402.350
	2006	$1.180964	$1.336873	170,687.250
	2005	$1.091239	$1.180964	229,998.743
	2004	$0.941673	$1.091239	260,937.000
	2003	$0.677839	$0.941673	290,793.061
	2002	$0.899778	$0.677839	512,467.432
	2001	$0.998370	$0.899778	332,829.788
	2000	$1.000000	$0.998370	52,152.849

55

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares(5) Subaccount Inception Date October 9, 2000	2008	$0.800602	$0.434661	1,469,162.162
	2007	$0.744204	$0.800602	2,017,402.285
	2006	$0.641412	$0.744204	1,816,322.478
	2005	$0.617582	$0.641412	1,998,931.934
	2004	$0.600609	$0.617582	2,197,986.000
	2003	$0.493626	$0.600609	5,422,331.886
	2002	$0.675409	$0.493626	6,042,239.890
	2001	$0.887322	$0.675409	1,130,009.520
	2000	$1.000000	$0.887322	199,940.653

MFS New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.181624	$0.702996	100,509.764
	2007	$1.174786	$1.181624	227,941.936
	2006	$1.057395	$1.174786	252,125.681
	2005	$1.023299	$1.057395	223,744.655
	2004	$0.979415	$1.023299	507,516.000
	2003	$0.746131	$0.979415	252,905.234
	2002	$1.000000	$0.746131	88,053.024

MFS Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2008	$1.294686	$0.989314	5,266,112.172
	2007	$1.266326	$1.294686	5,935,898.431
	2006	$1.153125	$1.266326	6,174,817.817
	2005	$1.142421	$1.153125	7,487,429.299
	2004	$1.045974	$1.142421	7,769,161.000
	2003	$0.916538	$1.045974	5,455,329.528
	2002	$1.000000	$0.916538	2,852,668.086

Transamerica American Century Large Company Value VP – Initial Class Subaccount Inception Date May 1, 2001	2008	$1.238951	$0.770476	522,271.391
	2007	$1.273696	$1.238951	889,327.976
	2006	$1.081751	$1.273696	1,106,478.890
	2005	$1.055783	$1.081751	1,090,119.813
	2004	$0.942167	$1.055783	1,252,503.000
	2003	$0.743618	$0.942167	1,279,179.374
	2002	$0.937662	$0.743618	1,065,886.181
	2001	$1.000000	$0.937662	298,410.283

Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2008	$1.362730	$1.056595	4,324,481.770
	2007	$1.302195	$1.362730	4,559,401.539
	2006	$1.209388	$1.302195	3,950,262.173
	2005	$1.168714	$1.209388	5,139,406.237
	2004	$1.082863	$1.168714	6,043,256.000
	2003	$0.895514	$1.082863	3,745,811.278
	2002	$1.000000	$0.895514	2,904,735.182

Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008	$1.547312	$0.918811	6,135,701.505
	2007	$1.459780	$1.547312	8,836,631.456
	2006	$1.283364	$1.459780	9,538,311.474
	2005	$1.162218	$1.283364	9,927,114.009
	2004	$1.034667	$1.162218	8,831,520.000
	2003	$0.804077	$1.034667	6,541,474.200
	2002	$1.000000	$0.804077	2,859,222.516

Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2008	$1.436940	$1.046510	12,166,748.247
	2007	$1.353130	$1.436940	12,903,497.992
	2006	$1.233773	$1.353130	16,280,085.326
	2005	$1.167191	$1.233773	18,384,505.055
	2004	$1.065126	$1.167191	14,608,196.000
	2003	$0.867070	$1.065126	12,643,724.058
	2002	$1.000000	$0.867070	4,179,411.611

56

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.504829	$0.995303	15,724,985.647
Subaccount Inception Date May 1, 2002	2007	$1.418967	$1.504829	20,753,110.812
	2006	$1.267027	$1.418967	21,875,335.171
	2005	$1.171748	$1.267027	21,767,725.511
	2004	$1.049045	$1.171748	16,971,950.000
	2003	$0.838523	$1.049045	18,238,722.797
	2002	$1.000000	$0.838523	5,874,308.062

Transamerica BlackRock Large Cap Value VP – Initial Class	2008	$1.767369	$1.149386	1,015,262.667
Subaccount Inception Date May 1, 2000	2007	$1.717060	$1.767369	1,723,077
	2006	$1.492715	$1.717060	2,315,953.929
	2005	$1.308666	$1.492715	2,131,536.600
	2004	$1.124147	$1.308666	1,798,706.000
	2003	$0.880466	$1.124147	2,349,670.149
	2002	$1.043264	$0.880466	2,185,519.794
	2001	$1.080110	$1.043264	1,443,863.482
	2000	$1.000000	$1.080110	319,356.559

Transamerica Capital Guardian Global VP – Initial Class	2008	$1.670426	$0.971037	7,882,840.667
Subaccount Inception Date February 2, 1998	2007	$1.597410	$1.670426	9,654,106.953
	2006	$1.420312	$1.597410	12,213,071.802
	2005	$1.310323	$1.420312	13,342,424.297
	2004	$1.201309	$1.310323	14,697,176.000
	2003	$0.887396	$1.201309	14,381,458.752
	2002	$1.120829	$0.887396	12,827,550.222
	2001	$1.271142	$1.120829	7,844,779.954
	2000	$1.527569	$1.271142	10,242,300.583
	1999	$1.050254	$1.527569	7,900,925.826

Transamerica Capital Guardian U.S. Equity VP – Initial Class	2008	$1.014231	$0.594976	6,557,366.570
Subaccount Inception Date October 9, 2000	2007	$1.032648	$1.014231	9,186,018.895
	2006	$0.953298	$1.032648	10,986,185.798
	2005	$0.911496	$0.953298	10,648,474.556
	2004	$0.844120	$0.911496	10,533,759.000
	2003	$0.628598	$0.844120	11,014,322.164
	2002	$0.838539	$0.628598	9,948,383.744
	2001	$0.882315	$0.838539	7,874,225.080
	2000	$0.961124	$0.882315	7,435,287.423
	1999	$1.207780	$0.961124	3,743,680.000

Transamerica Capital Guardian Value VP – Initial Class	2008	$2.917009	$1.735517	2,945,552.890
Subaccount Inception Date July 5, 1994	2007	$3.164253	$2.917009	4,690,754.531
	2006	$2.760856	$3.164253	7,427,865.519
	2005	$2.605414	$2.760856	10,188,234.519
	2004	$2.269422	$2.605414	11,480,006.000
	2003	$1.714108	$2.269422	12,575,020.284
	2002	$2.197209	$1.714108	12,431,401.401
	2001	$2.094635	$2.197209	11,171,094.554
	2000	$2.016675	$2.094635	11,337,843.201
	1999	$2.114561	$2.016675	13,878,688.966

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$2.324131	$1.317332	599,168.647
Subaccount Inception Date May 1, 2002	2007	$2.532504	$2.324131	951,110.436
	2006	$1.809299	$2.532504	1,559,705.399
	2005	$1.620689	$1.809299	1,289,401.303
	2004	$1.240013	$1.620689	1,511,075.000
	2003	$0.928601	$1.240013	1,117,207.638
	2002	$1.000000	$0.928601	529,237.820

57

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.691147	$1.042233	2,218,789.443
Subaccount Inception Date May 1, 1997	2007	$1.644580	$1.691147	4,193,055.550
	2006	$1.449676	$1.644580	5,851,623.813
	2005	$1.424267	$1.449676	7,480,482.507
	2004	$1.304133	$1.424267	9,880,898.000
	2003	$1.028077	$1.304133	11,186,909.259
	2002	$1.385872	$1.028077	11,893,663.375
	2001	$1.600648	$1.385872	14,139,200.302
	2000	$1.826512	$1.600648	17,387,971.033
	1999	$1.571311	$1.826512	18,365,179.331

Transamerica Jennison Growth VP – Initial Class	2008	$0.979098	$0.606699	1,111,090.070
Subaccount Inception Date November 20, 1996	2007	$0.892571	$0.979098	1,547,113.380
	2006	$0.889798	$0.892571	2,137,833.553
	2005	$0.794843	$0.889798	2,675,778.473
	2004	$0.740408	$0.794843	3,298,786.000
	2003	$0.584450	$0.740408	3,888,476.521
	2002	$0.857823	$0.584450	3,985,892.254
	2001	$1.070626	$0.857823	4,155,595.072
	2000	$1.230758	$1.070626	4,248,922.404
	1999	$1.193867	$1.230758	4,953,615.990

Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.299237	$0.813281	3,769,086.970
Subaccount Inception Date May 1, 2000	2007	$1.307248	$1.299237	4,881,894.776
	2006	$1.120778	$1.307248	6,472,335.150
	2005	$1.094583	$1.120778	9,407,007.331
	2004	$1.019502	$1.094583	10,473,985.000
	2003	$0.766770	$1.019502	11,221,771.416
	2002	$1.035304	$0.766770	10,724,740.045
	2001	$1.030978	$1.035304	7,263,091.162
	2000	$1.000000	$1.030978	1,348,686.276

Transamerica MFS High Yield VP – Initial Class	2008	$1.309167	$0.963321	1,317,420.419
Subaccount Inception Date June 2, 1998	2007	$1.306671	$1.309167	2,338,348.372
	2006	$1.197121	$1.306671	2,758,581.858
	2005	$1.195154	$1.197121	3,228,323.815
	2004	$1.106818	$1.195154	4,577,669.000
	2003	$0.955558	$1.106818	5,300,691.125
	2002	$0.951599	$0.955558	3,994,850.994
	2001	$0.932124	$0.951599	3,672,588.987
	2000	$0.999195	$0.932124	3,298,537.499
	1999	$0.959834	$0.999195	3,556,578.835

Transamerica MFS International Equity VP – Initial Class	2008	$1.277171	$0.812973	1,847,443.141
Subaccount Inception Date May 1, 2001	2007	$1.189488	$1.277171	2,516,786.551
	2006	$0.982420	$1.189488	3,440,349.383
	2005	$0.884758	$0.982420	3,633,483.808
	2004	$0.786574	$0.884758	3,712,503.000
	2003	$0.638142	$0.786574	3,115,043.494
	2002	$0.831827	$0.638142	1,590,381.361
	2001	$1.000000	$0.831827	32,678.652

58

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3)	2008	$1.012895	$0.588397	1,059,830.035
Subaccount Inception Date May 1, 2000	2007	$0.855195	$1.012895	1,427,236.827
	2006	$0.825026	$0.855195	1,388,165.855
	2005	$0.772306	$0.825026	1,676,152.266
	2004	$0.699402	$0.772306	1,639,559.000
	2003	$0.562710	$0.699402	1,763,185.080
	2002	$0.772799	$0.562710	1,711,305.448
	2001	$0.937634	$0.829038	482,713.287
	2000	$1.000000	$0.937634	76,318.561

Transamerica PIMCO Total Return VP – Initial Class	2008	$1.232649	$1.178731	4,346,726.699
Subaccount Inception Date May 1, 2002	2007	$1.150163	$1.232649	5,485,421.163
	2006	$1.121860	$1.150163	6,357,614.801
	2005	$1.114366	$1.121860	7,441,560.425
	2004	$1.084069	$1.114366	10,302,205.000
	2003	$1.050445	$1.084069	11,973,638.852
	2002	$1.000000	$1.050445	11,672,666.206

Transamerica T. Rowe Price Equity Income VP – Initial Class	2008	$3.371328	$2.123425	2,964,097.170
Subaccount Inception Date January 20, 1995	2007	$3.317215	$3.371328	5,153,195.350
	2006	$2.834343	$3.317215	7,431,129.154
	2005	$2.767289	$2.834343	10,806,042.102
	2004	$2.450130	$2.767289	12,505,355.000
	2003	$1.983073	$2.450130	13,535,732.517
	2002	$2.312082	$1.983073	13,877,571.208
	2001	$2.300522	$2.312082	14,008,510.847
	2000	$2.082011	$2.300522	13,878,653.721
	1999	$2.045410	$2.082011	17,239,278.320

Transamerica T. Rowe Price Growth Stock VP – Initial Class	2008	$3.554779	$2.014929	1,599,200.740
Subaccount Inception Date January 5, 1995	2007	$3.287864	$3.554779	2,842,270.957
	2006	$2.947529	$3.287864	4,695,344.755
	2005	$2.822125	$2.947529	6,735,322.560
	2004	$2.611419	$2.822125	8,555,124.000
	2003	$2.030027	$2.611419	9,187,370.333
	2002	$2.673510	$2.030027	9,575,773.455
	2001	$3.021350	$2.673510	11,697,193.658
	2000	$3.086714	$3.021350	14,121,742.909
	1999	$2.567729	$3.086714	13,962,698.692

Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$0.971981	$0.609515	2,133,106.473
Subaccount Inception Date May 1, 2000	2007	$0.901482	$0.971981	2,917,130.957
	2006	$0.884586	$0.901482	4,898,196.054
	2005	$0.812890	$0.884586	5,525,253.564
	2004	$0.748717	$0.812890	6,866,396.000
	2003	$0.542048	$0.748717	7,757,839.511
	2002	$0.758423	$0.542048	4,581,581.594
	2001	$0.853985	$0.758423	1,490,797.527
	2000	$1.000000	$0.853985	836,679.096

Transamerica Templeton Global VP – Initial Class	2008	$0.781935	$0.433256	2,897,758
Subaccount Inception Date May 1, 2000	2007	$0.689737	$0.781935	3,300,809
	2006	$0.590182	$0.689737	3,555,094.376
	2005	$0.558206	$0.590182	3,535,741.001
	2004	$0.747851	$0.558206	3,431,817.000
	2003	$0.599849	$0.747851	993,167.926
	2002	$0.776870	$0.599849	544,592.989
	2001	$0.949668	$0.776870	126,397.489
	2000	$1.000000	$0.949668	1,000.000

59

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class	2008	$1.465524	$0.974536	474,534.745
Subaccount Inception Date May 1, 2002	2007	$1.311405	$1.465524	330,746.167
	2006	$1.221526	$1.311405	330,934.475
	2005	$1.150057	$1.221526	410,310.594
	2004	$1.051755	$1.150057	430,740.000
	2003	$0.938664	$1.051755	480,373.577
	2002	$1.000000	$0.938664	214,030.878

Transamerica Convertible Securities VP – Initial Class	2008	$1.624780	$1.008953	489,868.775
Subaccount Inception Date May 1, 2002	2007	$1.392271	$1.624780	616,865.970
	2006	$1.276106	$1.392271	635,980.915
	2005	$1.248620	$1.276106	631,326.559
	2004	$1.121475	$1.248620	966,039.000
	2003	$0.921845	$1.121475	717,917.875
	2002	$1.000000	$0.921845	109,517.234

Transamerica Equity VP – Initial Class	2008	$1.060596	$0.563320	12,261,597.135
Subaccount Inception Date May 1, 2000	2007	$0.927191	$1.060596	18,923,285.565
	2006	$0.866901	$0.927191	29,589,240.873
	2005	$0.756126	$0.866901	14,045,235.397
	2004	$0.663714	$0.756126	15,059,252.000
	2003	$0.514119	$0.663714	13,524,250.334
	2002	$0.672098	$0.514119	13,860,459.800
	2001	$0.829471	$0.672098	6,215,346.172
	2000	$1.000000	$0.829471	1,181,369.405

Transamerica Growth Opportunities VP – Initial Class	2008	$1.976281	$1.148817	681,614.064
Subaccount Inception Date May 1, 2001	2007	$1.632247	$1.976281	908,011
	2006	$1.578575	$1.632247	1,298,212.300
	2005	$1.380498	$1.578575	1,571,450.165
	2004	$1.203260	$1.380498	1,986,135.000
	2003	$0.932156	$1.203260	595,234.833
	2002	$1.105816	$0.932156	598,414.849
	2001	$1.000000	$1.105816	57,285.504

Transamerica Money Market VP – Initial Class	2008	$1.345657	$1.355365	5,581,228.748
Subaccount Inception Date July 5, 1994	2007	$1.302478	$1.345657	4,855,653.613
	2006	$1.264107	$1.302478	4,842,365.529
	2005	$1.248895	$1.264107	6,486,077.019
	2004	$1.256917	$1.248895	7,620,339.000
	2003	$1.268238	$1.256917	11,092,443.850

Transamerica Science & Technology VP – Initial Class	2008	$0.967574	$0.489279	818,830.880
Subaccount Inception Date May 1, 2001	2007	$0.740928	$0.967574	785,087.768
	2006	$0.745624	$0.740928	967,412.960
	2005	$0.742579	$0.745624	952,902.687
	2004	$0.698551	$0.742579	1,303,776.000
	2003	$0.470387	$0.698551	770,063.658
	2002	$0.772717	$0.470387	371,721.336
	2001	$1.000000	$0.772717	53,392.798

60

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2008	$5.942626	$3.456783	1,312,501.443
Subaccount Inception Date July 5, 1994	2007	$4.843039	$5.942626	2,459,808.906
	2006	$4.169913	$4.843039	3,841,758.422
	2005	$3.732362	$4.169913	5,424,333.908
	2004	$3.261034	$3.732362	6,987,862.000
	2003	$1.737018	$3.261034	8,463,313.859
	2002	$2.916827	$1.737018	10,140,901.466
	2001	$2.302427	$2.916827	10,496,025.501
	2000	$2.107984	$2.302427	11,183,856.536
	1999	$1.656056	$2.107984	11,265,409.515

Transamerica U.S. Government Securities VP – Initial Class	2008	$1.586353	$1.680100	2,564,117.468
Subaccount Inception Date August 3, 1994	2007	$1.520685	$1.586353	3,057,723.590
	2006	$1.496746	$1.520685	3,432,703.460
	2005	$1.488185	$1.496746	4,436,021.611
	2004	$1.464538	$1.488185	5,866,231.000
	2003	$1.446084	$1.464538	8,558,140.430
	2002	$1.389160	$1.446084	10,798,492.580
	2001	$1.343721	$1.389160	10,097.516.496
	2000	$1.239850	$1.343721	8,324,734.085
	1999	$1.273389	$1.239850	11,107,749.467

Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.986997	$1.195589	2,860,665.267
Subaccount Inception Date July 5, 1994	2007	$1.747301	$1.986997	4,525,420.659
	2006	$1.438008	$1.747301	6,381,258.270
	2005	$1.284512	$1.438008	8,101,758.861
	2004	$1.125252	$1.284512	8,990,192.000
	2003	$0.861237	$1.125252	9,838,449.262
	2002	$1.054413	$0.861237	10,643,994.382
	2001	$1.391360	$1.054413	12,734,394.479
	2000	$1.730178	$1.391360	15,678,291.165
	1999	$1.328767	$1.730178	14,886,967.987

Transamerica Van Kampen Large Cap Core VP – Initial Class(2)	2008	$2.713642	$1.546049	1,692,997.771
Subaccount Inception Date July 5, 1994	2007	$2.525105	$2.713642	2,967,084.000
	2006	$2.326270	$2.525105	4,539,237.876
	2005	$2.161082	$2.326270	6,125,685.582
	2004	$1.948358	$2.161082	7,883,481.000
	2003	$1.635640	$1.948358	9,184,203.186
	2002	$1.988345	$1.635640	10,520,153.154
	2001	$2.174927	$1.988345	12,715,598.918
	2000	$2.350088	$2.174927	14,927,120.171
	1999	$1.890033	$2.350088	14,835,442.284

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$0.971097	$0.513072	859,907.435
Subaccount Inception Date May 1, 2001	2007	$0.805667	$0.971097	1,118,220.158
	2006	$0.745112	$0.805667	1,545,437.231
	2005	$0.704207	$0.745112	1,734,076.151
	2004	$0.668131	$0.704207	2,114,304.000
	2003	$0.529946	$0.668131	2,666,322.190
	2002	$0.804775	$0.529946	2,299,820.383
	2001	$1.000000	$0.804775	481,275.835

61

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2008	$1.251225	$0.779265	221,436.470
Subaccount Inception Date May 1, 2001	2007	$1.284417	$1.251225	269,039.596
	2006	$1.089252	$1.284417	299,845.289
	2005	$1.055783	$1.089252	281,864.247
	2004	$0.945896	$1.061536	286,378.000
	2003	$0.745459	$0.945896	299,223.110
	2002	$0.938589	$0.745459	355,083.343
	2001	$1.000000	$0.938589	157,141.008

Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.374142	$1.067017	2,653,275.454
Subaccount Inception Date May 1, 2002	2007	$1.311160	$1.374142	3,459,057.783
	2006	$1.215924	$1.311160	3,420,820.913
	2005	$1.173316	$1.215924	3,340,787.058
	2004	$1.085524	$1.173316	6,772,717.000
	2003	$0.896399	$1.085524	3,668,423.606
	2002	$1.000000	$0.896399	1,767,196.950

Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.560311	$0.927903	1,297,644.368
Subaccount Inception Date May 1, 2002	2007	$1.469855	$1.560311	1,485,357.269
	2006	$1.290319	$1.469855	1,713,199.572
	2005	$1.166804	$1.290319	1,534,761.145
	2004	$1.037216	$1.166804	1,809,111.000
	2003	$0.804872	$1.037216	1,046,521.105
	2002	$1.000000	$0.804872	331,716.894

Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.449009	$1.056864	4,056,303.406
Subaccount Inception Date May 1, 2002	2007	$1.362474	$1.449009	3,763,149.020
	2006	$1.240469	$1.362474	4,966,023.731
	2005	$1.171796	$1.240469	5,272,120.076
	2004	$1.067759	$1.171796	4,260,182.000
	2003	$0.867926	$1.067759	5,122,323.817
	2002	$1.000000	$0.867926	2,109,943.178

Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.517482	$1.005174	3,003,954.969
Subaccount Inception Date May 1, 2002	2007	$1.428769	$1.517482	3,794,143.921
	2006	$1.273905	$1.428769	5,649,425.511
	2005	$1.171748	$1.273905	7,866,915.104
	2004	$1.051623	$1.176374	5,542,244.000
	2003	$0.839352	$1.051623	8,748,000.342
	2002	$1.000000	$0.839352	1,349,063.139

Transamerica International Moderate Growth VP – Service Class	2008	$1.101698	$0.691190	253,341
Subaccount Inception Date May 1, 2006	2007	$1.030768	$1.101698	263,919
	2006	$1.000000	$1.030768	19,678.806

Transamerica BlackRock Large Cap Value VP – Initial Class	2008	$1.787544	$1.164227	140,911.884
Subaccount Inception Date May 1, 2000	2007	$1.734075	$1.787544	551,064.227
	2006	$1.505299	$1.734075	211,991.790
	2005	$1.317759	$1.505299	288,725.171
	2004	$1.130279	$1.317759	278,241.000
	2003	$0.883966	$1.130279	247,665.126
	2002	$1.045857	$0.883966	206,458.124
	2001	$1.081170	$1.045857	171,576.787
	2000	$1.000000	$1.081170	16,484.855

62

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class(1)	2008	$1.694995	$0.986783	695,906.586
Subaccount Inception Date February 2, 1998	2007	$1.618505	$1.694995	1,198,719.148
	2006	$1.436941	$1.618505	1,507,730.137
	2005	$1.323724	$1.436941	1,749,687.403
	2004	$1.211811	$1.323724	1,857,889.000
	2003	$0.893846	$1.211811	1,922,920.290
	2002	$1.127309	$0.893846	1,604,711.874
	2001	$1.276602	$1.127309	1,301,922.214
	2000	$1.531878	$1.276602	1,385,983.643
	1999	$1.051668	$1.531878	878,307.676

Transamerica Capital Guardian U.S. Equity VP – Initial Class(2)	2008	$1.028587	$0.604301	1,841,628.407
Subaccount Inception Date October 9, 2000	2007	$1.045717	$1.028587	2,122,804.092
	2006	$0.963934	$1.045717	2,734,213.145
	2005	$0.920306	$0.963934	3,138,279.763
	2004	$0.851014	$0.920306	3,487,230.000
	2003	$0.632798	$0.851014	3,787,403.586
	2002	$0.842900	$0.632798	2,148,917.916
	2001	$0.885582	$0.842900	2,202,538.833
	2000	$0.963257	$0.885582	1,947,087.676
	1999	$1.121610	$0.963257	2,408,403.000

Transamerica Capital Guardian Value VP – Initial Class	2008	$2.962386	$1.765137	858,385.898
Subaccount Inception Date July 5, 1994	2007	$3.208708	$2.962386	1,177,393.461
	2006	$2.795530	$3.208708	1,443,603.839
	2005	$2.634259	$2.795530	1,826,251.973
	2004	$2.291153	$2.634259	2,017,115.000
	2003	$1.727962	$2.291153	2,204,421.105
	2002	$2.211690	$1.727962	1,789,826.190
	2001	$2.105297	$2.211690	1,493,061.527
	2000	$2.023956	$2.105297	899,581.325
	1999	$2.119071	$2.023956	924,905.846

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$2.343666	$1.330377	197,207.571
Subaccount Inception Date May 1, 2002	2007	$2.550004	$2.343666	420,537.891
	2006	$1.819127	$2.550004	550,957.069
	2005	$1.627102	$1.819127	498,416.601
	2004	$1.243075	$1.627102	546,761.000
	2003	$0.929516	$1.243075	411,080.615
	2002	$1.000000	$0.929516	163,787.239

Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.717450	$1.060014	472,671.914
Subaccount Inception Date May 1, 1997	2007	$1.667686	$1.717450	994,311.129
	2006	$1.467884	$1.667686	1,399,021.179
	2005	$1.440031	$1.467884	1,662,015.857
	2004	$1.316611	$1.440031	2,086,496.000
	2003	$1.036367	$1.316611	2,044,814.188
	2002	$1.394980	$1.036367	2,460,344.188
	2001	$1.608774	$1.394980	2,771,657.278
	2000	$1.833086	$1.608774	3,518,400.932
	1999	$1.574648	$1.833086	3,446,692.138

63

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class	2008	$0.994338	$0.617065	194,266.201
Subaccount Inception Date November 20, 1996	2007	$0.905116	$0.994338	296,905.938
	2006	$0.900963	$0.905116	371,010.593
	2005	$0.803621	$0.900963	540,524.394
	2004	$0.747485	$0.803621	687,882.000
	2003	$0.589170	$0.747485	719,485.497
	2002	$0.863467	$0.589170	842,937.474
	2001	$1.076068	$0.863467	794,421.477
	2000	$1.235199	$1.076068	847,560.557
	1999	$1.196411	$1.235199	729,063.601

Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.314017	$0.823757	484,969.751
Subaccount Inception Date May 1, 2000	2007	$1.320166	$1.314017	878,161.559
	2006	$1.130190	$1.320166	1,192,705.951
	2005	$1.102152	$1.130190	1,466,174.733
	2004	$1.025037	$1.102152	1,817,749.000
	2003	$0.769798	$1.025037	1,775,466.094
	2002	$1.037858	$0.769798	2,248,284.702
	2001	$1.031983	$1.037858	1,854,117.582
	2000	$1.000000	$1.031983	30,567.088

Transamerica MFS High Yield VP – Initial Class	2008	$1.327848	$0.978517	277,025.737
Subaccount Inception Date June 2, 1998	2007	$1.323335	$1.327848	578,569.891
	2006	$1.210603	$1.323335	1,024,936.161
	2005	$1.206825	$1.210603	1,284,968.063
	2004	$1.115968	$1.206825	1,879,616.000
	2003	$0.962033	$1.115968	2,108,724.599
	2002	$0.956639	$0.962033	1,415,069.235
	2001	$0.935671	$0.956639	1,251,294.886
	2000	$1.001525	$0.935671	1,331,468.484
	1999	$0.960653	$1.001525	1,167,355.038

Transamerica MFS International Equity VP – Initial Class	2008	$1.289772	$0.822222	310,883.802
Subaccount Inception Date May 1, 2001	2007	$1.199432	$1.289772	466,739.748
	2006	$0.989186	$1.199432	739,834.511
	2005	$0.889551	$0.989186	632,897.488
	2004	$0.789661	$0.889551	770,286.000
	2003	$0.639710	$0.789661	485,325.462
	2002	$0.832651	$0.639710	145,042.207
	2001	$1.000000	$0.832651	11,671.774

Transamerica Marsico Growth VP – Initial Class(3)	2008	$1.024410	$0.595977	190,059.030
Subaccount Inception Date May 1, 2000	2007	$0.863639	$1.024410	219,769.329
	2006	$0.831939	$0.863639	328,321.712
	2005	$0.777637	$0.831939	725,144.464
	2004	$0.703189	$0.777637	732,743.000
	2003	$0.564924	$0.703189	515,687.238
	2002	$0.774704	$0.564924	334,220.812
	2001	$0.915432	$0.774704	364,073.304
	2000	$1.000000	$0.915432	184,582.408

Transamerica PIMCO Total Return VP – Initial Class	2008	$1.243039	$1.190434	2,131,759.112
Subaccount Inception Date May 1, 2002	2007	$1.158142	$1.243039	1,480,560.283
	2006	$1.127971	$1.158142	1,661,995.347
	2005	$1.118783	$1.127971	2,230,572.427
	2004	$1.086753	$1.118783	2,696,360.000
	2003	$1.051492	$1.086753	3,091,761.763
	2002	$1.000000	$1.051492	2,092,533.373

64

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class	2008	$3.423698	$2.159617	638,906.320
Subaccount Inception Date January 20, 1995	2007	$3.363743	$3.423698	1,056,888.379
	2006	$2.869877	$3.363743	1,489,200.471
	2005	$2.797855	$2.869877	1,832,733.737
	2004	$2.473523	$2.797855	2,084,449.000
	2003	$1.999060	$2.473523	2,196,683.469
	2002	$2.327288	$1.999060	2,250,643.880
	2001	$2.312216	$2.327288	2,263,568.298
	2000	$2.089513	$2.312216	1,989,114.003
	1999	$2.049755	$2.089513	1,724,375.455

Transamerica T. Rowe Price Growth Stock VP – Initial Class	2008	$3.610005	$2.049269	226,814.530
Subaccount Inception Date January 5, 1995	2007	$3.333985	$3.610005	421,345.985
	2006	$2.984491	$3.333985	529,487.672
	2005	$2.853306	$2.984491	650,160.831
	2004	$2.636373	$2.853306	766,807.000
	2003	$2.046402	$2.636373	897,954.533
	2002	$2.691110	$2.046402	,039,057.802
	2001	$3.036723	$2.691110	1,147,568.990
	2000	$3.097854	$3.036723	1,394,829.207
	1999	$2.573188	$3.097854	1,048,447.131

Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$0.983073	$0.617387	454,334.751
Subaccount Inception Date May 1, 2000	2007	$0.910402	$0.983073	492,961.211
	2006	$0.892022	$0.910402	564,194.176
	2005	$0.818522	$0.892022	716,997.554
	2004	$0.752793	$0.818522	909,648.000
	2003	$0.544196	$0.752793	989,024.641
	2002	$0.760305	$0.544196	373,078.856
	2001	$0.854820	$0.760305	167,743.278
	2000	$1.000000	$0.854820	52,772.929

Transamerica Templeton Global VP – Initial Class(1)	2008	$0.790813	$0.438824	241,321
Subaccount Inception Date May 1, 2000	2007	$0.696548	$0.790813	302,606
	2006	$0.595141	$0.696548	283,253.478
	2005	$0.562060	$0.595141	277,673.306
	2004	$0.751404	$0.562060	305,805.000
	2003	$0.601821	$0.751404	83,811.667
	2002	$0.778284	$0.601821	61,696.491
	2001	$0.949980	$0.778284	1,669.965
	2000	$1.000000	$0.949980	1,000.000

Transamerica Balanced VP – Initial Class	2008	$1.477848	$0.984186	88,686.546
Subaccount Inception Date May 1, 2002	2007	$1.320483	$1.477848	164,152.932
	2006	$1.228162	$1.320483	190,473.497
	2005	$1.154600	$1.228162	235,847.499
	2004	$1.054354	$1.154600	271,875.000
	2003	$0.939595	$1.054354	356,752.099
	2002	$1.000000	$0.939595	73,453.140

Transamerica Convertible Securities VP – Initial Class	2008	$1.638459	$1.018964	95,928.502
Subaccount Inception Date May 1, 2002	2007	$1.401918	$1.638459	333,267.694
	2006	$1.283056	$1.401918	407,275.397
	2005	$1.253568	$1.283056	244,264.243
	2004	$1.124250	$1.253568	265,461.000
	2003	$0.922763	$1.124250	240,457.310
	2002	$1.000000	$0.922763	40,596.281

65

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class	2008	$1.072627	$0.570557	2,023,801.852
Subaccount Inception Date May 1, 2000	2007	$0.936327	$1.072627	2,844,354.563
	2006	$0.874163	$0.936327	3,839,512.402
	2005	$0.761335	$0.874163	1,426,535.581
	2004	$0.667300	$0.761335	2,209,667.000
	2003	$0.516143	$0.667300	1,940,332.762
	2002	$0.673747	$0.516143	1,190,272.376
	2001	$0.830281	$0.673747	884,825.721
	2000	$1.000000	$0.830281	233,077.723

Transamerica Growth Opportunities VP – Initial Class	2008	$1.995845	$1.161916	129,598.102
Subaccount Inception Date May 1, 2001	2007	$1.645959	$1.995845	122,767.731
	2006	$1.589487	$1.645959	207,978.216
	2005	$1.388005	$1.589487	270,796.205
	2004	$1.208021	$1.388005	375,815.000
	2003	$0.934457	$1.208021	181,897.513
	2002	$1.106909	$0.934457	205,145.974
	2001	$1.000000	$1.106909	998.580

Transamerica Money Market VP – Initial Class	2008	$1.366515	$1.378481	2,827,278.559
Subaccount Inception Date July 5, 1994	2007	$1.320697	$1.366515	2,883,739.381
	2006	$1.279908	$1.320697	3,291,483.862
	2005	$1.262642	$1.279908	2,033,426.098
	2004	$1.268884	$1.262642	1,119,609.000
	2003	$1.278447	$1.268884	3,171,016.176

Transamerica Science & Technology VP – Initial Class	2008	$0.977128	$0.494842	325,659.369
Subaccount Inception Date May 1, 2001	2007	$0.747144	$0.977128	301,267.262
	2006	$0.750778	$0.747144	320,887.618
	2005	$0.746619	$0.750778	223,043.991
	2004	$0.701312	$0.746619	264,327.000
	2003	$0.471553	$0.701312	263,961.833
	2002	$0.773135	$0.471553	18,934.852
	2001	$1.000000	$0.773135	13,017.152

Transamerica Small/Mid Cap Value VP – Initial Class	2008	$6.034985	$3.515723	176,194.596
Subaccount Inception Date July 5, 1994	2007	$4.911009	$6.034985	412,566.635
	2006	$4.222214	$4.911009	567,844.805
	2005	$3.773614	$4.222214	669,481.940
	2004	$3.292202	$3.773614	795,677.000
	2003	$1.751037	$3.292202	986,909.160
	2002	$2.936020	$1.751037	1,323,422.436
	2001	$2.314129	$2.936020	1,467,944.630
	2000	$2.115582	$2.314129	1,288,104.656
	1999	$1.659586	$2.115582	1,150,008.250

Transamerica U.S. Government Securities VP – Initial Class	2008	$1.613596	$1.711486	497,926.770
Subaccount Inception Date August 3, 1994	2007	$1.544502	$1.613596	772,955.346
	2006	$1.517955	$1.544502	1,240,935.603
	2005	$1.507049	$1.517955	1,502,236.001
	2004	$1.480911	$1.507049	1,917,976.000
	2003	$1.460102	$1.480911	2,604,058.728
	2002	$1.400560	$1.460102	2,810,237.095
	2001	$1.352742	$1.400560	2,021,013.095
	2000	$1.246338	$1.352742	1,909,567.520
	1999	$1.276099	$1.246338	2,509,680.360

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$2.017826	$1.215941	709,350.087
Subaccount Inception Date July 5, 1994	2007	$1.771791	$2.017826	782,206.147
	2006	$1.456027	$1.771791	1,117,063.238
	2005	$1.298698	$1.456027	973,714.344
	2004	$1.135997	$1.298698	1,021,347.000
	2003	$0.868180	$1.135997	1,285,351.618
	2002	$1.061346	$0.868180	1,510,384.701
	2001	$1.398424	$1.061346	1,607,640.906
	2000	$1.736396	$1.398424	1,768,280.720
	1999	$1.331580	$1.736396	1,699,977.857

Transamerica Van Kampen Large Cap Core VP – Initial Class(2)	2008	$2.755836	$1.572424	407,949.532
Subaccount Inception Date July 5, 1994	2007	$2.560560	$2.755836	686,075.370
	2006	$2.355458	$2.560560	1,036,973.108
	2005	$2.184988	$2.355458	1,379,910.917
	2004	$1.966993	$2.184988	1,611,174.000
	2003	$1.648851	$1.966993	1,814,818.120
	2002	$2.001444	$1.648851	2,392,336.584
	2001	$2.185997	$2.001444	2,618,053.899
	2000	$2.358574	$2.185997	2,130,505.037
	1999	$1.894059	$2.358574	1,347,870.453

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$0.980707	$0.518920	117,589.938
Subaccount Inception Date May 1, 2001	2007	$0.812430	$0.980707	147,752.654
	2006	$0.750266	$0.812430	201,521.987
	2005	$0.708049	$0.750266	305,361.548
	2004	$0.670790	$0.708049	275,618.000
	2003	$0.531264	$0.670790	640,612.133
	2002	$0.805577	$0.531264	211,455.972
	2001	$1.000000	$0.805577	121,404.814

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.089107	$1.152530	0.000
Subaccount Inception Date November 3, 2003	2007	$1.045099	$1.089107	0.000
	2006	$1.029250	$1.045099	0.000
	2005	$1.024349	$1.029250	0.000
	2004	$1.010428	$1.024349	0.000
	2003	$1.000000	$1.010428	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$1.254298	$0.594311	170,620.007
Subaccount Inception Date May 1, 2002	2007	$1.256087	$1.254298	221,178.634
	2006	$1.128805	$1.256087	239,485.205
	2005	$1.086700	$1.128805	335,969.852
	2004	$0.995176	$1.086700	436,781.000
	2003	$0.757796	$0.995176	490,605.689
	2002	$1.000000	$0.757796	271,012.792

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.301026	$0.735365	15,135.037
Subaccount Inception Date May 1, 2002	2007	$1.181969	$1.301026	0.000
	2006	$1.131131	$1.181969	25,959.073
	2005	$1.057344	$1.131131	33,359.553
	2004	$1.009328	$1.057344	34,721.000
	2003	$0.793030	$1.009328	35,082.471
	2002	$1.000000	$0.793030	8,536.533

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.240900	$0.724993	196,126.543
Subaccount Inception Date May 1, 2001	2007	$1.201232	$1.240900	239,658.372
	2006	$1.042190	$1.201232	364,600.532
	2005	$1.011301	$1.042190	395,171.259
	2004	$0.922939	$1.011301	459,689.000
	2003	$0.708682	$0.922939	543,774.420
	2002	$0.925362	$0.708682	562,772.960
	2001	$1.000000	$0.925362	338,946.972

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$0.936742	$0.555356	236,011.397
Subaccount Inception Date May 1, 2001	2007	$0.836930	$0.936742	229,662.712
	2006	$0.854933	$0.836930	246,522.851
	2005	$0.755575	$0.854933	319,727.915
	2004	$0.707865	$0.755575	317,752.000
	2003	$0.582390	$0.707865	399,553.877
	2002	$0.854751	$0.582390	290,129.288
	2001	$1.000000	$0.854751	170,283.912

Fidelity – VIP Contrafund® Portfolio – Service Class 2	2008	$1.479293	$0.835183	1,531,296.790
Subaccount Inception Date May 1, 2000	2007	$1.280112	$1.479293	1,954,500.785
	2006	$1.165967	$1.280112	2,334,239.789
	2005	$1.014517	$1.165967	2,827,957.069
	2004	$0.894215	$1.014517	2,504,455.000
	2003	$0.707994	$0.894215	2,454,901.642
	2002	$0.794977	$0.707994	1,989,715.385
	2001	$0.921935	$0.794977	524,898.341
	2000	$1.000000	$0.921935	83,267.219

Fidelity – VIP Equity-Income Portfolio – Service Class 2	2008	$1.421500	$0.800853	569,250.657
Subaccount Inception Date May 1, 2000	2007	$1.424811	$1.421500	734,846.082
	2006	$1.205808	$1.424811	660,349.638
	2005	$1.159269	$1.205808	797,626.378
	2004	$1.057874	$1.159269	913,774.000
	2003	$0.825763	$1.057874	869,203.178
	2002	$1.011689	$0.825763	875,533.684
	2001	$1.083585	$1.011689	539,459.987
	2000	$1.000000	$1.083585	11,169.920

Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.076102	$0.558594	976,971.974
Subaccount Inception Date May 1, 2001	2007	$0.862415	$1.076102	475,624.786
	2006	$0.821333	$0.862415	377,845.439
	2005	$0.790140	$0.821333	353,495.640
	2004	$0.777739	$0.790140	399,469.000
	2003	$0.595582	$0.777739	415,789.933
	2002	$0.867285	$0.595582	311,639.983
	2001	$1.000000	$0.867285	224,892.535

Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2008	$0.987483	$0.436426	13,061.140
Subaccount Inception Date May 1, 2000	2007	$0.815561	$0.987483	13,297.217
	2006	$0.787455	$0.815561	34,818.262
	2005	$0.735424	$0.787455	37,107.971
	2004	$0.698366	$0.735424	42,146.000
	2003	$0.547765	$0.698366	41,024.211
	2002	$0.712884	$0.547765	41,430.745
	2001	$0.847762	$0.712884	46,654.326
	2000	$1.000000	$0.847762	4,056.118

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2008	$2.297144	$1.366730	624,657.608
Subaccount Inception Date May 1, 2000	2007	$2.021695	$2.297144	760,669.946
	2006	$1.825525	$2.021695	1,128,393.163
	2005	$1.569979	$1.825525	1,345,697.241
	2004	$1.278384	$1.569979	1,369,189.000
	2003	$0.938535	$1.278384	1,418,766.692
	2002	$1.058761	$0.938535	1,109,568.411
	2001	$1.113894	$1.058761	301,333.651
	2000	$1.000000	$1.113894	193,695.460

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.558794	$0.748075	683,298.363
Subaccount Inception Date May 1, 2002	2007	$1.500649	$1.558794	726,935.409
	2006	$1.312926	$1.500649	406,784.958
	2005	$1.300991	$1.312926	449,415.639
	2004	$1.160021	$1.300991	614,331.000
	2003	$0.748203	$1.160021	647,601.151
	2002	$1.000000	$0.748203	233,602.863

Franklin Income Securities Fund – Class 2	2008	$0.969756	$0.672044	158,185.074
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.969756	0.000

Mutual Shares Securities Fund – Class 2	2008	$0.963806	$0.597154	17,918.890
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.963806	311,072.773

Templeton Foreign Securities Fund – Class 2	2008	$1.068371	$0.627531	71,416.402
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.068371	18,804.598

Janus Aspen – Enterprise Portfolio – Service Shares (4)	2008	$0.724577	$0.400762	88,822.337
Subaccount Inception Date October 9, 2000	2007	$0.604154	$0.724577	144,986.286
	2006	$0.541187	$0.604154	237,495.143
	2005	$0.490316	$0.541187	307,042.496
	2004	$0.413107	$0.490316	357,964.000
	2003	$0.311130	$0.413107	296,286.367
	2002	$0.439334	$0.311130	418,083.312
	2001	$0.738276	$0.439334	282,361.120
	2000	$1.000000	$0.738276	4,308.768

Janus Aspen - Perkins Mid Cap Value Portfolio – Service Shares(6)	2008	$1.424498	$1.011876	12,810.612
Subaccount Inception Date October 9, 2000	2007	$1.349213	$1.424498	25,162.315
	2006	$1.190103	$1.349213	25,439.595
	2005	$1.098065	$1.190103	105,875.829
	2004	$0.946169	$1.098065	109,523.000
	2003	$0.680071	$0.946169	107,005.725
	2002	$0.901410	$0.680071	118,269.564
	2001	$0.998696	$0.901410	106,055.256
	2000	$1.000000	$0.998696	3,557.748

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$0.809235	$0.440003	208,433.909
Subaccount Inception Date October 9, 2000	2007	$0.751117	$0.809235	939,584.615
	2006	$0.646408	$0.751117	180,261.053
	2005	$0.621473	$0.646408	228,341.250
	2004	$0.603495	$0.621473	316,508.000
	2003	$0.495255	$0.603495	572,760.739
	2002	$0.676640	$0.495255	1,288,017.381
	2001	$0.887611	$0.676640	412,917.680
	2000	$1.000000	$0.887611	27,410.848

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS New Discovery Series – Service Class	2008	$1.191553	$0.709950	17,607.741
Subaccount Inception Date May 1, 2002	2007	$1.182905	$1.191553	17,389.054
	2006	$1.063134	$1.182905	45,937.645
	2005	$1.027353	$1.063134	35,175.960
	2004	$0.981842	$1.027353	72,529.000
	2003	$0.746874	$0.981842	64,009.227
	2002	$1.000000	$0.746874	10,623.871

MFS Total Return Series – Service Class	2008	$1.305576	$0.999117	403,344.449
Subaccount Inception Date May 1, 2002	2007	$1.275094	$1.305576	639,322.433
	2006	$1.159404	$1.275094	761,196.189
	2005	$1.146954	$1.159404	708,244.543
	2004	$1.048576	$1.146954	825,794.000
	2003	$0.917454	$1.048576	855,610.931
	2002	$1.000000	$0.917454	243,516.671

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2008	$1.312933	$0.818509	131,816.666
Subaccount Inception Date May 1, 2001	2007	$1.346427	$1.312933	45,776
	2006	$1.140723	$1.346427	64,603.310
	2005	$1.110607	$1.140723	45,559.107
	2004	$1.000000	$1.110607	13,136.000

Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.258893	$0.978492	1,269,145.114
Subaccount Inception Date May 1, 2002	2007	$1.200002	$1.258893	779,590.723
	2006	$1.111748	$1.200002	345,680.463
	2005	$1.071740	$1.111748	78,032.265
	2004	$1.000000	$1.071740	0.000

Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.484088	$0.883458	2,367,836.351
Subaccount Inception Date May 1, 2002	2007	$1.396672	$1.484088	1,992,435.620
	2006	$1.224872	$1.396672	944,859.099
	2005	$1.106529	$1.224872	0.000
	2004	$1.000000	$1.106529	0.000

Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.343250	$0.980694	1,780,902.983
Subaccount Inception Date May 1, 2002	2007	$1.261784	$1.343250	942,790.435
	2006	$1.147670	$1.261784	723,991.790
	2005	$1.083067	$1.147670	37.825
	2004	$1.000000	$1.083067	21,239.000

Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.426601	$0.945909	3,238,311.508
Subaccount Inception Date May 1, 2002	2007	$1.341867	$1.426601	2,640,862.299
	2006	$1.195249	$1.341867	1,023,098.708
	2005	$1.102655	$1.195249	105,286.121
	2004	$1.000000	$1.102655	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class	2008	$1.566025	$1.020960	552,739.383
Subaccount Inception Date May 1, 2000	2007	$1.517687	$1.566025	258,205.851
	2006	$1.316157	$1.517687	115,386.459
	2005	$1.151057	$1.316157	34,278.496
	2004	$1.000000	$1.151057	10,059.000

Transamerica Capital Guardian Global VP – Initial Class(1)	2008	$1.388338	$0.809056	1,635,943.010
Subaccount Inception Date February 2, 1998	2007	$1.324370	$1.388338	783,213.076
	2006	$1.174658	$1.324370	204,879.717
	2005	$1.081041	$1.174658	81,547.508
	2004	$1.000000	$1.081041	49,373.000

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Initial Class(2)	2008	$1.204868	$0.708555	956,115.912
Subaccount Inception Date October 9, 2000	2007	$1.223707	$1.204868	387,504.455
	2006	$1.126905	$1.223707	209,716.356
	2005	$1.074842	$1.126905	48,099.834
	2004	$1.000000	$1.074842	15,821.000

Transamerica Capital Guardian Value VP – Initial Class	2008	$1.277373	$0.761873	6,744,595.100
Subaccount Inception Date July 5, 1994	2007	$1.382207	$1.277373	5,895,757.255
	2006	$1.203030	$1.382207	4,522,305.116
	2005	$1.132519	$1.203030	959,943.665
	2004	$1.000000	$1.132519	581,855.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$1.944444	$1.104858	201,660.349
Subaccount Inception Date May 1, 2002	2007	$2.113530	$1.944444	144,198.971
	2006	$1.506262	$2.113530	152,989.962
	2005	$1.345941	$1.506262	26,283.066
	2004	$1.000000	$1.345941	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.301557	$0.804122	2,627,588.506
Subaccount Inception Date May 1, 1997	2007	$1.262582	$1.301557	1,389,377.717
	2006	$1.110222	$1.262582	209,234.078
	2005	$1.088084	$1.110222	46,018.109
	2004	$1.000000	$1.088084	4,029.000

Transamerica Jennison Growth VP – Initial Class	2008	$1.341834	$0.833538	505,056.967
Subaccount Inception Date November 20, 1996	2007	$1.220222	$1.341834	327,454.246
	2006	$1.213449	$1.220222	96,571.340
	2005	$1.081308	$1.213449	7,693.151
	2004	$1.000000	$1.081308	24,015.000

Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.267904	$0.795640	1,896,952.211
Subaccount Inception Date May 1, 2000	2007	$1.272565	$1.267904	1,779,972.762
	2006	$1.088360	$1.272565	1,808,935.474
	2005	$1.060317	$1.088360	136,941.699
	2004	$1.000000	$1.060317	8,271.000

Transamerica MFS High Yield VP – Initial Class	2008	$1.199092	$0.884503	669,951.562
Subaccount Inception Date June 2, 1998	2007	$1.193838	$1.199092	499,485.825
	2006	$1.091063	$1.193838	300,856.059
	2005	$1.086592	$1.091063	225,616.466
	2004	$1.000000	$1.086592	0.000

Transamerica MFS International Equity VP – Initial Class	2008	$1.600815	$1.021513	247,549.884
Subaccount Inception Date May 1, 2001	2007	$1.487219	$1.600815	228,355.054
	2006	$1.225328	$1.487219	181,320.123
	2005	$1.100814	$1.225328	18,244.385
	2004	$1.000000	$1.100814	7,927.000

Transamerica Marsico Growth VP – Initial Class(3)	2008	$1.478218	$0.860837	203,248.469
Subaccount Inception Date May 1, 2000	2007	$1.245003	$1.478218	127,928.804
	2006	$1.198139	$1.245003	53,339.875
	2005	$1.118831	$1.198139	0.000
	2004	$1.000000	$1.118831	0.000

Transamerica PIMCO Total Return VP – Initial Class	2008	$1.153806	$1.106069	2,465,684.425
Subaccount Inception Date May 1, 2002	2007	$1.073938	$1.153806	1,091,102.022
	2006	$1.044934	$1.073938	514,319.044
	2005	$1.035410	$1.044934	166,116.359
	2004	$1.000000	$1.035410	45,589.000

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class	2008	$1.365276	$0.862054	9,397,198.853
Subaccount Inception Date January 20, 1995	2007	$1.340038	$1.365276	7,384,460.624
	2006	$1.142172	$1.340038	5,721,692.717
	2005	$1.112410	$1.142172	1,190,830.299
	2004	$1.000000	$1.112410	50,652.000

Transamerica T. Rowe Price Growth Stock VP – Initial Class	2008	$1.371538	$0.779347	5,569,081.468
Subaccount Inception Date January 5, 1995	2007	$1.265420	$1.371538	4,778,187.939
	2006	$1.131658	$1.265420	4,268,099.090
	2005	$1.080854	$1.131658	1,811,990.161
	2004	$1.000000	$1.080854	162,333.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$1.270723	$0.798829	223,967.663
Subaccount Inception Date May 1, 2000	2007	$1.175644	$1.270723	212,779.843
	2006	$1.150784	$1.175644	279,114.168
	2005	$1.054924	$1.150784	224,705.293
	2004	$1.000000	$1.054924	0.000

Transamerica Templeton Global VP – Initial Class(1)	2008	$1.522172	$0.845500	256,557.116
Subaccount Inception Date May 1, 2000	2007	$1.339397	$1.522172	146,517.877
	2006	$1.143274	$1.339397	98,676.725
	2005	$1.078671	$1.143274	25,990.445
	2004	$1.000000	$1.078671	0.000

Transamerica Balanced VP – Initial Class	2008	$1.413931	$0.942547	181,476.241
Subaccount Inception Date May 1, 2002	2007	$1.262106	$1.413931	91,315.141
	2006	$1.172724	$1.262106	19,666.507
	2005	$1.101394	$1.172724	0.000
	2004	$1.000000	$1.101394	0.000

Transamerica Convertible Securities VP – Initial Class	2008	$1.437647	$0.894955	242,463.806
Subaccount Inception Date May 1, 2002	2007	$1.228875	$1.437647	201,520.482
	2006	$1.123579	$1.228875	104,025.890
	2005	$1.096676	$1.123579	45,176.179
	2004	$1.000000	$1.096676	0.000

Transamerica Equity VP – Initial Class	2008	$1.572618	$0.837351	5,872,697.749
Subaccount Inception Date May 1, 2000	2007	$1.371410	$1.572618	5,140,314.700
	2006	$1.279101	$1.371410	3,963,154
	2005	$1.112918	$1.279101	32,523.541
	2004	$1.000000	$1.112918	42,721.000

Transamerica Growth Opportunities VP – Initial Class	2008	$1.539252	$0.896999	121,857.757
Subaccount Inception Date May 1, 2001	2007	$1.268155	$1.539252	22,832.515
	2006	$1.223440	$1.268155	9,924.280
	2005	$1.067308	$1.223440	15,105.422
	2004	$1.000000	$1.067308	7,883.000

Transamerica Money Market VP – Initial Class	2008	$1.083864	$1.094434	2,916,538.193
Subaccount Inception Date July 5, 1994	2007	$1.046489	$1.083864	1,443,810.094
	2006	$1.013179	$1.046489	1,372,626.314
	2005	$0.998530	$1.013179	240,266.041
	2004	$1.000000	$0.998530	26,102.000

Transamerica Small/Mid Cap Value VP – Initial Class	2008	$1.808140	$1.054393	6,016,829.447
Subaccount Inception Date July 5, 1994	2007	$1.469930	$1.808140	4,539,032.842
	2006	$1.262524	$1.469930	3,661,248.997
	2005	$1.127273	$1.262524	1,574,790.637
	2004	$1.000000	$1.127273	385,112.000

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class	2008	$1.401950	$0.710684	235,628.055
Subaccount Inception Date May 1, 2001	2007	$1.070911	$1.401950	108,746.877
	2006	$1.075061	$1.070911	25,044.892
	2005	$1.068043	$1.075061	0.000
	2004	$1.000000	$1.068043	0.000

Transamerica U.S. Government Securities VP – Initial Class	2008	$1.104466	$1.172629	2,736,470.560
Subaccount Inception Date August 3, 1994	2007	$1.056130	$1.104466	1,053,742.118
	2006	$1.036964	$1.056130	941,655.528
	2005	$1.028493	$1.036964	438,226.033
	2004	$1.000000	$1.028493	45,345.000

Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.760016	$1.061641	4,014,823.805
Subaccount Inception Date July 5, 1994	2007	$1.543886	$1.760016	3,381,923.685
	2006	$1.267498	$1.543886	2,279,959.082
	2005	$1.129437	$1.267498	870,713.016
	2004	$1.000000	$1.129437	412,401.000

Transamerica Van Kampen Large Cap Core VP – Initial Class(2)	2008	$1.397708	$0.798292	4,764,335.672
Subaccount Inception Date July 5, 1994	2007	$1.297386	$1.397708	3,585,863.197
	2006	$1.192296	$1.297386	2,128,005.922
	2005	$1.104914	$1.192296	1,278,174.456
	2004	$1.000000	$1.104914	450,934.000

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$1.485537	$0.786821	20,875.957
Subaccount Inception Date May 1, 2001	2007	$1.229417	$1.485537	4,363.746
	2006	$1.134233	$1.229417	0.000
	2005	$1.069338	$1.134233	0.000
	2004	$1.000000	$1.069338	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.094223	$1.159089	50,676.914
Subaccount Inception Date November 3, 2003	2007	$1.048973	$1.094223	0.000
	2006	$1.032040	$1.048973	0.000
	2005	$1.026124	$1.032040	0.000
	2004	$1.000000	$1.026124	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$1.230793	$0.583752	21,182.505
Subaccount Inception Date May 1, 2002	2007	$1.231326	$1.230793	29,572.430
	2006	$1.105455	$1.231326	26,500.408
	2005	$1.063187	$1.105455	20,302.130
	2004	$1.000000	$1.063187	0.000

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.317059	$0.745172	19.286
Subaccount Inception Date May 1, 2002	2007	$1.195355	$1.317059	19.286
	2006	$1.142812	$1.195355	21.478
	2005	$1.067228	$1.142812	25.896
	2004	$1.000000	$1.067228	14,542.000

AllianceBernstein Growth and Income Portfolio – Class B	2008	$1.323805	$0.774206	167,262.708
Subaccount Inception Date May 1, 2001	2007	$1.280214	$1.323805	144,024.830
	2006	$1.109628	$1.280214	53,076.383
	2005	$1.075680	$1.109628	27,875.503
	2004	$1.000000	$1.075680	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.343730	$0.797427	109,803.986
Subaccount Inception Date May 1, 2001	2007	$1.199362	$1.343730	27,335.748
	2006	$1.223965	$1.199362	21,992.277
	2005	$1.080644	$1.223965	0.000
	2004	$1.000000	$1.080644	0.000

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2008	$1.612455	$0.911262	1,297,789.117
Subaccount Inception Date May 1, 2000	2007	$1.393955	$1.612455	750,941.156
	2006	$1.268419	$1.393955	257,581.923
	2005	$1.102587	$1.268419	61,961.612
	2004	$1.000000	$1.102587	45,827.000

Fidelity – VIP Equity-Income Portfolio – Service Class 2	2008	$1.336875	$0.753925	154,597.774
Subaccount Inception Date May 1, 2000	2007	$1.338663	$1.336875	113,025.652
	2006	$1.131794	$1.338663	25,685.344
	2005	$1.087049	$1.131794	0.000
	2004	$1.000000	$1.087049	0.000

Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.408204	$0.731706	98,568.006
Subaccount Inception Date May 1, 2001	2007	$1.127447	$1.408204	48,098.777
	2006	$1.072688	$1.127447	0.000
	2005	$1.030936	$1.072688	0.000
	2004	$1.000000	$1.030936	0.000

Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2008	$1.434159	$0.634480	0.000
Subaccount Inception Date May 1, 2000	2007	$1.183297	$1.434159	0.000
	2006	$1.141396	$1.183297	0.000
	2005	$1.064926	$1.141396	0.000
	2004	$1.000000	$1.064926	0.000

Fidelity – VIP Mid Cap Portfolio – Service Class 2	2008	$1.762637	$1.049758	1,438,647.910
Subaccount Inception Date May 1, 2000	2007	$1.549742	$1.762637	778,468
	2006	$1.397981	$1.549742	470,435.387
	2005	$1.201095	$1.397981	155,896.293
	2004	$1.000000	$1.201095	71,612.000

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$1.337344	$0.642432	355,553.744
Subaccount Inception Date May 1, 2002	2007	$1.286179	$1.337344	141,054.574
	2006	$1.124168	$1.286179	50,590.013
	2005	$1.112856	$1.124168	37,207.347
	2004	$1.000000	$1.112856	9,865.000

Franklin Income Securities Fund – Class 2	2008	$0.970390	$0.673149	119,161.290
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.970390	22,506.309

Mutual Shares Securities Fund – Class 2	2008	$0.964440	$0.598140	20,748.590
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.964440	0.000

Templeton Foreign Securities Fund – Class 2	2008	$1.070483	$0.629392	402,133.344
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.070483	138,084.565

Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.702223	$0.942407	123,399.123
Subaccount Inception Date October 9, 2000	2007	$1.417910	$1.702223	41,890.692
	2006	$1.268874	$1.417910	114,185.097
	2005	$1.148456	$1.268874	94,877.196
	2004	$1.000000	$1.148456	0.000

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares(6)	2008	$1.456563	$1.035685	449.190
Subaccount Inception Date October 9, 2000	2007	$1.378222	$1.456563	458.356
	2006	$1.214505	$1.378222	0.000
	2005	$1.119482	$1.214505	0.000
	2004	$1.000000	$1.119482	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$1.342201	$0.730520	233,742.804
Subaccount Inception Date October 9, 2000	2007	$1.244559	$1.342201	116,363.887
	2006	$1.070007	$1.244559	53,547.721
	2005	$1.027724	$1.070007	0.000
	2004	$1.000000	$1.027724	0.000

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS New Discovery Series – Service Class	2008	$1.211941	$0.722822	34,208.399
Subaccount Inception Date May 1, 2002	2007	$1.201951	$1.211941	24,905.552
	2006	$1.079196	$1.201951	0.000
	2005	$1.041845	$1.079196	0.000
	2004	$1.000000	$1.041845	0.000

MFS Total Return Series – Service Class	2008	$1.239118	$0.949190	186,508.360
Subaccount Inception Date May 1, 2002	2007	$1.208985	$1.239118	64,681.083
	2006	$1.098210	$1.208985	33,412.191
	2005	$1.085350	$1.098210	0.000
	2004	$1.000000	$1.085350	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2008	$0.936886	$0.584947	0.000
Subaccount Inception Date May 1, 2001	2007	$1.000000	$0.936886	0.000

Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.021416	$0.795090	29,044.891
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.021416	0.000

Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.012200	$0.603440	56,071.597
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.012200	0.000

Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.029175	$0.752513	49,711.129
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.029175	0.000

Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.020832	$0.677869	11,234.727
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.020832	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class	2008	$0.975360	$0.636826	7,078.250
Subaccount Inception Date May 1, 2000	2007	$1.000000	$0.975360	0.000

Transamerica Capital Guardian Global VP – Initial Class(1)	2008	$1.005146	$0.586624	226,934.278
Subaccount Inception Date February 2, 1998	2007	$1.000000	$1.005146	0.000

Transamerica Capital Guardian U.S. Equity VP – Initial Class(2)	2008	$0.947226	$0.557876	97,134.860
Subaccount Inception Date July 1, 1998	2007	$1.000000	$0.947226	0.000

Transamerica Capital Guardian Value VP – Initial Class	2008	$0.884061	$0.528076	436,668.870
Subaccount Inception Date October 9, 2000	2007	$1.000000	$0.884061	25,957.871

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$0.882088	$0.501961	87,241.772
Subaccount Inception Date May 1, 2002	2007	$1.000000	$0.882088	9,551

Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$0.974724	$0.603098	350,271.455
Subaccount Inception Date May 1, 1997	2007	$1.000000	$0.974724	0.000

Transamerica Jennison Growth VP – Initial Class	2008	$1.066570	$0.663540	56,353.894
Subaccount Inception Date November 20, 1996	2007	$1.000000	$1.066570	0.000

Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$0.954687	$0.599986	117,423.314
Subaccount Inception Date May 1, 2000	2007	$1.000000	$0.954687	0.000

Transamerica MFS High Yield VP – Initial Class	2008	$0.970205	$0.716731	179,144.803
Subaccount Inception Date June 2, 1998	2007	$1.000000	$0.970205	5,022

Transamerica MFS International Equity VP – Initial Class	2008	$1.008122	$0.644262	784.555
Subaccount Inception Date May 1, 2001	2007	$1.000000	$1.008122	0.000

Transamerica Marsico Growth VP – Initial Class(3)	2008	$1.148685	$0.669936	7,802.868
Subaccount Inception Date May 1, 2000	2007	$1.000000	$1.148685	0.000

Transamerica PIMCO Total Return VP – Initial Class	2008	$1.060211	$1.017843	179,905.021
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.060211	0.000

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class	2008	$0.959180	$0.606542	1,306,519.511
Subaccount Inception Date January 20, 1995	2007	$1.000000	$0.959180	339,511.935

Transamerica T. Rowe Price Growth Stock VP – Initial Class	2008	$1.027006	$0.584441	559,780.334
Subaccount Inception Date January 5, 1995	2007	$1.000000	$1.027006	22,784.805

Transamerica T. Rowe Price Small Cap VP – Initial ClassClass	2008	$1.026592	$0.646321	75,660.367
Subaccount Inception Date May 1, 2000	2007	$1.000000	$1.026592	0.000

Transamerica Templeton Global VP – Initial Class(1)	2008	$1.075611	$0.598347	64,968.606
Subaccount Inception Date May 1, 2000	2007	$1.000000	$1.075611	0.000

Transamerica Balanced VP – Initial Class	2008	$1.073217	$0.716487	0.000
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.073217	0.000

Transamerica Convertible Securities VP – Initial Class	2008	$1.147892	$0.715652	0.000
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.147892	0.000

Transamerica Equity VP – Initial Class	2008	$1.118328	$0.596343	439,640.646
Subaccount Inception Date May 1, 2000	2007	$1.000000	$1.118328	0.000

Transamerica Growth Opportunities VP – Initial Class	2008	$1.176530	$0.686632	2,431.395
Subaccount Inception Date May 1, 2001	2007	$1.000000	$1.176530	0.000

Transamerica Money Market VP – Initial Class	2008	$1.024409	$1.035943	180,892.971
Subaccount Inception Date July 5, 1994	2007	$1.000000	$1.024409	0.000

Transamerica Small/Mid Cap Value VP – Initial Class	2008	$1.114169	$0.650679	817,966.099
Subaccount Inception Date July 5, 1994	2007	$1.000000	$1.114169	51,065

Transamerica Science & Technology VP – Initial Class	2008	$1.260286	$0.639825	0.000
Subaccount Inception Date May 1, 2001	2007	$1.000000	$1.260286	0.000

Transamerica U.S. Government Securities VP – Initial Class	2008	$1.030008	$1.095199	268,176.283
Subaccount Inception Date August 3, 1994	2007	$1.000000	$1.030008	0.000

Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.059192	$0.639849	607,184.790
Subaccount Inception Date July 5, 1994	2007	$1.000000	$1.059192	0.000

Transamerica Van Kampen Large Cap Core VP – Initial Class(2)	2008	$1.017707	$0.582120	275,627.709
Subaccount Inception Date July 5, 1994	2007	$1.000000	$1.017707	0.000

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$1.120084	$0.594140	12,752.965
Subaccount Inception Date May 1, 2001	2007	$1.000000	$1.120084	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2008	$1.028649	$1.091239	0.000
Subaccount Inception Date November 3, 2003	2007	$1.000000	$1.028649	0.000

AIM V.I. Basic Value Fund – Series II Shares	2008	$0.956149	$0.454172	6,730.038
Subaccount Inception Date May 1, 2002	2007	$1.000000	$0.956149	0.000

AIM V.I. Capital Appreciation Fund – Series II Shares	2008	$1.044012	$0.591556	0.000
Subaccount Inception Date May 1, 2002	2007	$1.000000	$1.044012	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2008	$0.996279	$0.583523	0.000
Subaccount Inception Date May 1, 2001	2007	$1.000000	$0.996279	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2008	$1.086768	$0.645899	0.000
Subaccount Inception Date May 1, 2001	2007	$1.000000	$1.086768	0.000

Fidelity – VIP Contrafund® Portfolio – Service Class 2	2008	$1.106693	$0.626367	58,886.927
Subaccount Inception Date May 1, 2000	2007	$1.000000	$1.106693	26,292.375

Fidelity – VIP Equity-Income Portfolio – Service Class 2	2008	$0.946121	$0.534361	0.000
Subaccount Inception Date May 1, 2000	2007	$1.000000	$0.946121	0.000

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Portfolio – Service Class 2	2008	$1.187869	$0.618145	78,699.092
Subaccount Inception Date May 1, 2001	2007	$1.000000	$1.187869	0.000

Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2008	$1.122406	$0.497297	140.226
Subaccount Inception Date May 1, 2000	2007	$1.000000	$1.122406	0.000

Fidelity – VIP Mid Cap Portfolio – Service Class 2	2008	$1.064131	$0.634696	95,843.655
Subaccount Inception Date May 1, 2000	2007	$1.000000	$1.064131	0.000

Fidelity – VIP Value Strategies Portfolio – Service Class 2	2008	$0.929567	$0.447216	145,251.507
Subaccount Inception Date May 1, 2002	2007	$1.000000	$0.929567	0.000

Franklin Income Securities Fund – Class 2	2008	$0.971353	$0.674813	0.000
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.971353	0.000

Mutual Shares Securities Fund – Class 2	2008	$0.965403	$0.599635	0.000
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.9655403	0.000

Templeton Foreign Securities Fund – Class 2	2008	$1.070130	$0.630121	3,873.326
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.070130	0.000

Janus Aspen – Enterprise Portfolio – Service Shares(4)	2008	$1.092409	$0.605702	5,092.875
Subaccount Inception Date October 9, 2000	2007	$1.000000	$1.092409	0.000

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares(6)	2008	$0.988260	$0.703750	1,893.494
Subaccount Inception Date October 9, 2000	2007	$1.000000	$0.988260	0.000

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2008	$0.999557	$0.544832	0.000
Subaccount Inception Date October 9, 2000	2007	$1.000000	$0.999557	0.000

MFS New Discovery Series – Service Class	2008	$0.944800	$0.564330	1,662.215
Subaccount Inception Date May 1, 2002	2007	$1.000000	$0.944800	0.000

MFS Total Return Series – Service Class	2008	$0.982111	$0.753440	36,892.965
Subaccount Inception Date May 1, 2002	2007	$1.000000	$0.982111	0.000

(1)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(2)	Transamerica Capital Guardian U.S. Equity VP merged into Transamerica Van Kampen Large Cap Core VP.
(3)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares.If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(4)	formerly known as Janus Aspen - Mid Cap Growth Portfolio.
(5)	formerly known as Janus Aspen - Worldwide Growth Portfolio.
(6)	formerly known as Janus Aspen - Mid Cap Value Portfolio.

The Transamerica BlackRock Tactical Allocation VP and the Transamerica BlackRock Global Allocation VP had not commenced operations as of December 31, 2008 therefore, comparable data is not available.

77

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY

BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2008, 2007, and 2006

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007, and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy for deferred income taxes at December 31, 2008. As discussed in Note 3 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. Also, as discussed in Note 3 to the financial statements, Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties at January 1, 2006.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 22, 2009

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,358,268	$1,852,686
Bonds:
Affiliated entities	268,482	777,142
Unaffiliated	51,190,872	51,170,594
Preferred stocks:
Affiliated entities	8,901	11,354
Unaffiliated	1,817,213	2,018,837
Common stocks:
Affiliated entities (cost: 2008 - $747,489; 2007 - $515,985)	684,654	457,917
Unaffiliated (cost: 2008 - $347,384; 2007 - $334,889)	340,730	356,938
Mortgage loans on real estate	10,877,725	11,664,602
Real estate, at cost less accumulated depreciation
(2008 - $43,262; 2007 - $40,611)
Home office properties	85,820	77,469
Investment properties	36,496	39,925
Properties held for sale	31,125	29,774
Policy loans	732,588	690,855
Receivables for securities	39,662	58,011
Other invested asset receivable	191,348	—
Derivatives	164,217	—
Collateral balance	68,410	—
Other invested assets	3,110,823	4,234,117

Total cash and invested assets	73,007,334	73,440,221

Accrued investment income	722,363	1,156,569
Cash surrender value of life insurance policies	279,903	135,700
Premiums deferred and uncollected	167,584	292,178
Current federal income tax recoverable	352,420	—
Net deferred income tax asset	889,159	337,279
Reinsurance receivable	310,903	330,737
Receivable from parent, subsidiaries and affiliates	217,479	281,636
Accounts receivable	154,934	146,305
General agents pension fund	52,151	76,748
Reinsurance deposit receivable	128,745	120,582
Goodwill	60,765	69,719
Other assets	34,784	176,192
Separate account assets	27,404,629	36,041,715

Total admitted assets	$103,783,153	$112,605,581

3

	December 31
	2008	2007
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,134,922	$15,226,295
Annuity	23,412,004	26,856,767
Accident and health	3,187,935	3,051,972
Policy and contract claim reserves:
Life	283,453	353,801
Accident and health	200,884	176,443
Liability for deposit-type contracts	13,945,417	15,334,519
Other policyholders’ funds	20,405	25,835
Municipal reverse repurchase agreements	365,846	397,703
Remittances and items not allocated	524,661	408,246
Case level liability	13,761	20,561
Asset valuation reserve	1,273,354	1,528,475
Interest maintenance reserve	384,613	465,359
Funds held under reinsurance treaties	12,127,743	7,311,424
Reinsurance in unauthorized reinsurers	46,935	66,904
Commissions and expense allowances payable on reinsurance assumed	58,684	84,767
Federal and foreign income taxes payable (including $0 and $244,355 of realized capital gains (losses) at December 31, 2008 and 2007, respectively)	—	208,177
Payable to affiliates	244,864	340,990
Payable for securities	32,185	163,379
Securities lending liability	54,033	76,851
Transfers from separate accounts due or accrued (including $(512,661) and $(518,967) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2008 and 2007, respectively)	(537,656)	(559,871)
Amounts withheld or retained	155,233	168,201
Derivatives	—	214,737
Other liabilities	657,426	386,989
Separate account liabilities	27,357,976	35,955,202

Total liabilities	98,944,678	108,263,726

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 174,345 shares issued and 117,005 shares outstanding as of December 31, 2008 and 2007 (total liquidation value - $1,743,450)	2,168	2,168
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2008 and 2007 and Series B Preferred, $10 per share par value, 57,340 shares as of December 31, 2008 and 2007	(631,400)	(631,400)
Aggregate write-ins for other than special surplus funds	380,358	—
Surplus notes	150,000	150,000
Paid-in surplus	3,186,591	2,693,895
Unassigned surplus	1,743,996	2,120,430

Total capital and surplus	4,838,475	4,341,855

Total liabilities and capital and surplus	$103,783,153	$112,605,581

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$2,111,407	$1,972,579	$1,936,610
Annuity	4,700,329	5,598,533	4,891,121
Accident and health	706,108	705,705	708,340
Net investment income	3,886,850	4,212,323	4,279,854
Amortization of interest maintenance reserve	29,314	42,059	52,579
Commissions and expense allowances on reinsurance ceded	(325,830)	132,642	(67,782)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	399,445	439,852	392,498
Reserve adjustment on reinsurance ceded	10,159,202	1,261,103	732,781
Consideration on reinsurance transaction	16,542	889,492	955,428
Income from administrative service agreement with TFA	44,122	49,346	43,080
Other income	16,004	109,726	244,208

	21,743,493	15,413,360	14,168,717
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,028,541	1,204,980	1,128,241
Accident and health benefits	492,369	358,199	396,152
Annuity benefits	1,597,820	1,738,312	1,815,042
Surrender benefits	7,773,476	9,716,655	8,865,555
Other benefits	742,343	867,274	840,999
Increase (decrease) in aggregate reserves for policies and contracts:
Life	19,973	157,689	1,203,083
Annuity	(3,440,891)	(4,436,268)	(4,755,152)
Accident and health	124,959	312,053	290,931

	8,338,590	9,918,894	9,784,851
Insurance expenses:
Commissions	1,445,841	1,344,822	1,275,149
General insurance expenses	683,966	676,791	598,918
Taxes, licenses and fees	147,880	132,380	114,928
Net transfers to separate accounts	529,435	1,582,484	2,282,890
Change in case level liability	(6,800)	20,561	18,865
Modified coinsurance reinsurance premium paid	10,872,061	173,147	—
Consideration paid on reinsurance transaction	447,623	1,096,322	—
Other expenses	292,871	269,443	90,249

	14,412,877	5,295,950	4,380,999

Total benefits and expenses	22,751,467	15,214,844	14,165,850

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	$(1,007,974)	$198,516	$2,867

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Dividends to policyholders	$12,165	$17,417	$16,971

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains on investments	(1,020,139)	181,099	(14,104)
Federal income tax (benefit) expense	(32,404)	202,974	162,139

Loss from operations before net realized capital gains on investments	(987,735)	(21,875)	(176,243)
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	366,221	313,799	149,387

Net income (loss)	$(621,514)	$291,924	$(26,856)

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2006
As originally presented	$3,170	$1,302	$—	$—	$575,000	$1,437,996	$400,577	$2,418,045
Merger of Transamerica Occidental Life Insurance Company (TOLIC)	13,793	13,793	—	—	200,000	1,673,294	709,875	2,610,755
Merger adjustment - retire TOLIC stock	(13,793)	(13,793)	—	—	—	27,595	(9)	—
Merger of Life Investors Insurance Company of America (LIICA)	1,686	1,250	—	—	150,000	363,009	52,109	568,054
Merger adjusment - retire LIICA stock	(1,686)	(1,250)	—	—	—	2,936	—	—
Merger adjustment - AVR reduction	—	—	—	—	—	—	7,997	7,997
Reverse TOLIC's ownership of Transamerica	(3,170)	—	—	—	—	(675,248)	—	(678,418)
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(229,078)	(229,078)
Issuance of stock in connection with statutory merger	6,762	866	—	—	—	(7,628)	—	—

Balance at January 1, 2006, as restated	6,762	2,168	—	—	925,000	2,821,954	941,471	4,697,355
Cumulative effect of change in accounting principle	—	—	—	—	—	—	(7,489)	(7,489)
Net loss	—	—	—	—	—	—	(26,856)	(26,856)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	262,343	262,343
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(257,732)	(257,732)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(1,104)	(1,104)
Change in net deferred income tax asset	—	—	—	—	—	—	391,558	391,558
Change in other nonadmitted assets	—	—	—	—	—	—	(368,410)	(368,410)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	7,468	7,468
Change in asset valuation reserve	—	—	—	—	—	—	(234,482)	(234,482)
Change in surplus in separate accounts	—	—	—	—	—	—	5,569	5,569
Reinsurance transactions	—	—	—	—	—	—	739,259	739,259
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	—	(58,000)
Redemption of surplus notes	—	—	—	—	(775,000)	—	—	(775,000)
Correction of prior period error	—	—	—	—	—	—	20,480	20,480
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	—	2,444	—	2,444
Tax benefits on stock options exercised	—	—	—	—	—	9	—	9
Dividends to stockholders	—	—	—	—	—	—	(123,871)	(123,871)
Capital contribution	—	—	—	—	—	145,000	—	145,000

Balance at December 31, 2006, as restated	$6,762	$2,168	$(58,000)	$—	$150,000	$2,969,407	$1,348,204	$4,418,541

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006, as restated	$6,762	$2,168	$(58,000)	$—	$150,000	$2,969,407	$1,348,204	$4,418,541
Net income	—	—	—	—	—	—	291,924	291,924
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	801,521	801,521
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	(520,370)	(520,370)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	15,068	15,068
Change in net deferred income tax asset	—	—	—	—	—	—	12,077	12,077
Change in other nonadmitted assets	—	—	—	—	—	—	100,552	100,552
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(32,606)	(32,606)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(16,591)	(16,591)
Change in asset valuation reserve	—	—	—	—	—	—	(98,467)	(98,467)
Change in surplus in separate accounts	—	—	—	—	—	—	11,642	11,642
Reinsurance transactions	—	—	—	—	—	—	618,363	618,363
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	—	(573,400)
Correction of prior period error	—	—	—	—	—	—	(29,287)	(29,287)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	(5,535)	—	(5,535)
Tax benefits on stock options exercised	—	—	—	—	—	23	—	23
Dividends to stockholders	—	—	—	—	—	—	(381,600)	(381,600)
Return of capital	—	—	—	—	—	(270,000)	—	(270,000)

Balance at December 31, 2007, as restated	$6,762	$2,168	$(631,400)	$—	$150,000	$2,693,895	$2,120,430	$4,341,855

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2007	$6,762	$2,168	$(631,400)	$—	$150,000	$2,693,895	$2,120,430	4,341,855
Net loss	—	—	—	—	—	—	(621,514)	(621,514)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(337,435)	(337,435)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(20,767)	(20,767)
Change in net deferred income tax asset							(208,572)	(208,572)
Change in other nonadmitted assets	—	—	—	—	—	—	(85,791)	(85,791)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	19,970	19,970
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	35,039	35,039
Change in asset valuation reserve	—	—	—	—	—	—	255,121	255,121
Change in surplus in separate accounts	—	—	—	—	—	—	(40,108)	(40,108)
Reinsurance transactions	—	—	—	—	—	—	962,518	962,518
Increase in admitted deferred tax due to permitted practice	—	—	—	380,358	—	—	—	380,358
Correction of interest on taxes							(969)	(969)
Dividends to stockholders	—	—	—	—	—	—	(316,438)	(316,438)
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	—	(17,488)	(17,488)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	(14,543)	—	(14,543)
Capital contribution	—	—	—	—	—	507,239	—	507,239

Balance at December 31, 2008	$6,762	$2,168	$(631,400)	$380,358	$150,000	$3,186,591	$1,743,996	$4,838,475

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$7,620,017	$8,360,208 $	7,540,267
Net investment income received	4,386,531	4,492,477	4,512,328
Miscellaneous income	914,930	2,747,579	3,092,400
Benefit and loss related payments	(11,345,116)	(14,692,501)	(14,452,625)
Net transfers to separate accounts	(238,756)	(1,843,501)	(1,880,891)
Commissions, expenses paid and aggregate write-ins for deductions	(3,225,359)	(3,239,812)	(2,284,817)
Dividends paid to policyholders	(13,295)	(17,465)	(18,851)
Federal and foreign income taxes paid	(398,325)	(330,343)	(107,274)

Net cash used in operating activities	(2,299,373)	(4,523,358)	(3,599,463)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	19,888,476	34,578,561	33,387,358
Common stocks	131,682	726,484	978,862
Preferred stocks	439,153	932,541	608,569
Mortgage loans	1,146,455	1,896,250	2,423,007
Real estate and properties held for sale	49,453	5,581	31,551
Other invested assets	2,592,998	911,357	552,952
Receivable for securities	18,350	131,606	33,481
Miscellaneous proceeds	61,311	40,327	94,603

Total investment proceeds	24,327,878	39,222,707	38,110,383

Costs of investments acquired:
Bonds	(20,038,864)	(29,668,399)	(30,178,332)
Common stocks	(440,692)	(375,028)	(1,353,249)
Preferred stocks	(355,870)	(339,964)	(720,969)
Mortgage loans	(398,019)	(2,394,881)	(2,264,712)
Real estate and properties held for sale	(11,405)	(7,152)	(14,291)
Other invested assets	(1,819,475)	(1,223,973)	(1,268,838)
Payable for securities	(131,194)	(115,668)	(101,357)
Miscellaneous applications	(278,394)	(8,050)	(284)

Total cost of investments acquired	(23,473,913)	(34,133,115)	(35,902,032)
Net (increase) decrease in policy loans	(41,733)	30,836	(10,114)

Net cost of investments acquired	(23,515,646)	(34,102,279)	(35,912,146)

Net cash provided by investing activities	812,232	5,120,428	2,198,237

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
		Restated	Restated
Financing and miscellaneous activities
Net borrowed funds received (returned)	$—	$(824,011)	$813,674
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(735,535)	(149,112)	(54,628)
Funds held under reinsurance treaties with unauthorized reinsurers	4,819,583	1,117,443	3,404,366
Dividends paid to stockholders	(316,438)	(381,600)	(96,656)
Repurchase of surplus notes	—	—	(775,000)
Repurchase of preferred stock	—	(573,400)	(58,000)
Return of capital	—	(270,000)	—
Capital distribution	507,239	—	145,000
Other cash used	(1,282,126)	(66,449)	(635,028)

Net cash provided by (used in) financing and miscellaneous activities	2,992,723	(1,147,129)	2,743,728

Net increase (decrease) in cash, cash equivalents and short-term investments	1,505,582	(550,059)	1,342,502

Cash, cash equivalents and short-term investments:
Beginning of year	1,852,686	2,402,745	1,060,243

End of year	$3,358,268	$1,852,686	$2,402,745

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$—	$—	$27,215

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC, formerly known as AEGON USA, Inc. (25.99% of preferred shares), and Transamerica International Holdings, Inc. (100% of common shares). Prior to the mergers, discussed below, the Company was owned by AEGON USA, LLC (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). Transamerica Corporation (Transamerica), AEGON USA, LLC (AEGON), Transamerica International Holdings, Inc. (TIHI) and Transamerica Occidental Life Insurance Company (TOLIC) are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2008, the Company completed a merger with TOLIC, which was directly owned by TIHI (100% of common shares) and Transamerica (100% of preferred shares). On October 2, 2008, the Company completed a merger with Life Investors Insurance Company of America (LIICA), which was wholly owned by AEGON. The mergers were accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as statutory mergers. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TOLIC and LIICA were carried forward to the merged company. As a result of the merger, TOLIC and LIICA’s common and preferred stock were deemed cancelled by operation of law and the outstanding common shares of the Company, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge TOLIC into the Company, TIHI received common stock of the Company equal in value to the common stock of TOLIC deemed cancelled by the merger and Transamerica received Series B preferred stock of the Company equal in value to the Series B preferred stock of TOLIC deemed cancelled by the merger.

Specifically, TIHI received 676,190 shares of the Company’s common shares, and Transamerica received 86,590 shares of the Company’s Series B preferred shares. In exchange for its agreement to merge LIICA into the Company, AEGON received common stock of TIHI equal in value to the common stock of LIICA deemed cancelled by the merger. Specifically, AEGON received 18 shares of TIHI’s common shares.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized unaudited financial information for the Company, TOLIC and LIICA presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2008	Year Ended December 31 2007	Year Ended December 31 2006
	Unaudited
Revenue:
Company	$6,974,936	$9,883,193	$9,106,419
TOLIC	3,418,805	3,562,107	3,991,889
LIICA	867,133	1,973,046	1,075,265
Merger elimination	(3,817)	(4,986)	(4,856)

As restated	$11,257,057	$15,413,360	$14,168,717

Net income (loss):
Company	$158,642	$270,778	$332,398
TOLIC	328,929	(97,986)	(461,337)
LIICA	87,079	119,132	102,083
Merger elimination	183	—	—

As restated	$574,833	$291,924	$(26,856)

	September 30 2008	December 31 2007	December 31 2006
	Unaudited
Assets:
Company	$68,617,798	$73,509,105	$73,929,535
TOLIC	29,867,249	31,011,958	30,344,061
LIICA	9,663,656	10,027,950	10,306,217
Merger elimination	(1,764,723)	(1,943,432)	(1,492,498)

As restated	$106,383,980	$112,605,581	$113,087,315

Liabilities:
Company	$66,643,109	$71,519,356	$71,886,757
TOLIC	26,538,934	27,414,020	27,451,913
LIICA	9,202,479	9,605,476	9,672,325
Merger elimination	(106,449)	(275,126)	(342,221)

As restated	$102,278,073	$108,263,726	$108,668,774

Capital and surplus:
Company	$1,974,690	$1,989,749	$2,042,778
TOLIC	3,328,315	3,597,938	2,892,148
LIICA	461,176	422,474	633,892
Merger elimination	(1,658,274)	(1,668,306)	(1,150,277)

As restated	$4,105,907	$4,341,855	$4,418,541

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g. CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or ten percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable. During 2008, the Company obtained permission from the state of Iowa to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $27,025, $20,524 and $1,909,038 as of December 31, 2008, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies, which includes shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2008 and 2007 was $6,364 and $39,134, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2008 and 2007 was $27 and $629, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $42,829, $4,556 and $3,164 for the years ended December 31, 2008, 2007 and 2006, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2008 and 2007, the Company excluded investment income due and accrued of $182 and $1,347, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to fair value based on the current forward rate on the financial statements, and cash payments and/or receipts are recognized as realized gain or losses.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the derivative is no longer effective at achieving the desired risk management objective or if the forecasted transaction is no longer probable, hedge accounting will cease and the forward-starting swap will be marked to fair value through unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheets, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2008, derivatives in the amount of $164,217 were recognized as an asset within the financial statements. As of December 31, 2007, derivatives in the amount of $214,737 were recognized as a liability within the financial statements.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,182,626, $5,690,724 and $4,923,547 in 2008, 2007 and 2006, respectively. In addition, the Company received $399,445, $439,852 and $392,498 in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half ( 1/ 2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2008, the Company’s reserves decreased by $35,039 due to various changes in valuation basis. A decrease in reserves of $36,442 resulted from various valuation system upgrades or enhancements, the largest of which was the Prophet conversion. During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in a decrease in reserves in the amount of $30,022, with a corresponding decrease in deferred premiums of $17,488. The change in reserves has been credited directly to unassigned surplus. A decrease in reserves of $23,967 represents a change in assumptions regarding the policyholder’s election to exercise the Supplementary Retirement Income Option rider attached to certain Universal Life policies. A decrease in reserves of $28,921 represents a change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a partially offsetting increase in accident and health reserves of $54,291.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts Inforce.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2008 and 2007 was $22,199 and $20,944, respectively.

The Company incurred $9,247 and paid $7,992 of claim adjustment expenses during 2008, of which $5,336 of the paid amount was attributable to insured or covered events of prior years.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a (benefit) expense of $(14,618), $(7,567) and $1,508 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $75, $2,055 and $945, for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company expects to adopt SSAP No. 98 for the period ending September 30, 2009. The adoption of this statement shall be accounted for prospectively, and therefore there was no impact to the Company’s financials at December 31, 2008. The impact to the Company’s financials upon adoption has not yet been determined.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with explicit permission from the State of Iowa Deputy Commissioner of Insurance, records the value of its wholly owned foreign life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The Company has received written approval from the Iowa Insurance Division to determine the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. Bulletin 09-01 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10 – Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2008	2007	2006
		Restated	Restated
Net income (loss), State of Iowa basis	$(621,514)	$291,924	$(26,856)
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$(621,514)	$291,924	$(26,856)

Statutory surplus, State of Iowa basis	$4,838,475	$4,341,855	$4,418,541
State prescribed practice for secondary guarantee reinsurance	(2,349,638)	(2,099,290)	(1,239,657)
State permitted practice for valuation of wholly-owned foreign life subsidiary	(124,668)	(16,158)	614
State permitted practice for deferred tax asset	(380,358)	—	—

Statutory surplus, NAIC SAP	$1,983,811	$2,226,407	$3,179,498

3. Accounting Changes and Correction of Errors

During 2008, the Company obtained approval from the Insurance Division, Department of Commerce, of the State of Iowa to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $89,002.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors (continued)

Effective January 1, 2008, the Company modified the way it records interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported an increase in unassigned surplus of $969 related to the change in deferred income tax asset, with an offsetting decrease to unassigned surplus as a correction of interest on taxes on January 1, 2008, resulting in no impact to unassigned surplus.

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $7,489 at January 1, 2006.

During 2007, the Company discovered the cash surrender value used in the calculation of statutory reserves for a specific product did not reflect the three percent guarantee that is a part of the strategy option. As a result, the reserve balance was understated by $45,055 as of and for the year ended 2006. The 2007 financial statements reflect an increase in reserves on the balance sheet with an offset to unassigned surplus to correct this error.

During 2006, the Company discovered that the IMR incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The 2006 financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amount of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,428,385	$1,428,385	$517,386	$517,386
Short-term notes receivable from affiliates	1,929,883	1,929,883	1,335,300	1,335,300
Bonds, other than affiliates	51,190,872	43,538,899	51,170,594	51,048,419
Preferred stocks, other than affiliates	1,817,213	1,044,049	2,018,837	1,900,171
Common stocks, other than affiliates	340,730	340,730	356,938	356,938
Mortgage loans on real estate, other than affiliates	10,795,426	10,101,872	11,627,501	11,699,880
Policy loans	732,588	732,588	690,855	690,855
Floors, caps, options, and swaptions	3,667	3,667	5,447	5,447
Interest rate and currency swaps and FDAs	160,550	1,274,394	(220,184)	(296,852)
Credit default swaps	—	466,244	—	530,531
Receivable from parent, subsidiaries and affiliates	217,479	217,479	281,636	281,636
Separate account assets	27,404,629	27,404,629	36,041,715	36,041,715

Liabilities
Investment contract liabilities	33,602,549	33,333,068	38,573,012	39,152,674
Deposit-type contracts	13,945,417	13,945,417	15,334,519	15,334,519
Payable to parent, subsidiaries and affiliates	244,864	244,864	340,990	340,990
Separate account annuity liabilities	18,325,613	18,508,526	27,010,094	27,010,476
Surplus notes	150,000	125,099	150,000	146,862

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)      Quoted prices for similar assets or liabilities in active markets

b)      Quoted prices for identical or similar assets or liabilities in non-active markets

c)      Inputs other than quoted market prices that are observable

d)      Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

		2008
		Level 1	Level 2	Level 3	Total
Assets:
Equity securities		$—	$45,179	$295,552	$340,731
Short-term investments	(a)	—	1,112,498	42,444	1,154,942
Derivative assets		—	219,750	—	219,750
Separate Account assets	(b)	27,404,629	—	—	27,404,629

Total assets		$27,404,629	$1,377,427	$337,996	$29,120,052

Liabilities:
Derivative liabilities		$—	$43,122	$—	$43,122

Total liabilities		$—	$43,122	$—	$43,122

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2008.

	Equity Securities	Short-term Investments	Total
Balance at January 1, 2008	$226,281	$46,778	$273,059
Change in realized gains/losses included in net income	(500)	—	(500)
Change in unrealized gains/losses included in surplus	(6,782)	(284)	(7,066)
Net purchases (sales)	76,553	(4,050)	72,503

Balance at December 31, 2008	$295,552	$42,444	$337,996

Total gains/losses included in income attributable to instruments held at the reporting date	$(500)	$—	$(500)

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following financial instruments at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$180,844	—	$137,270	$43,574	$(207,538)
Derivative liabilities	6,563	—	6,462	101	—

Level 2 - Financial Assets and Liabilities

Fair values of securities reported in this category are largely provided by independent pricing services, or are calculated by the Company using a matrix pricing model. Where independent pricing services provide fair values, the Company has obtained an understanding of the methods, models and inputs used in pricing, and have controls in place to validate that amounts provided represent current fair values.

Fixed maturities and equity securities that have been impaired, but are not being reported at an NAIC 6 rating are reported as non-recurring.

Derivative assets and liabilities may not always be measured at fair value due to hedge accounting assessment results. If derivatives meet hedge accounting requirements, they are carried on a basis consistent with the hedged item, generally amortized cost.

Level 3 - Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/(losses) included in net income.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2008		2007
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly-owned subsidiaries:
LIICA Re II, Inc.	$80,000	$—	$80,000	$—
Life Investors Alliance LLC	13,250	—	13,250	—
Garnet Assurance Corp.	1	—	1	—
AEGON Financial Services Group	20,603	—	20,603	—
GEMINI Investments Inc.	63,623	87,699	63,623	83,826
NEF Investment Company	1,278	—	1,278	—
USA Administration Services	16,161	164	16,161	134
Transamerica Life (Bermuda), Ltd.	349,767	493,589	169,430	267,825
Transamerica Pacific Insurance Company, Ltd.	9,300	8,211	—	—
Asia Investments Holdings, Ltd.	2,114	—	1,164	—

	556,097	589,663	365,510	351,785

Minority-owned subsidiaries:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	172,938	75,564	141,438	95,326
Real Estate Alternatives Portfolio 3A Inc. (52.6% and 48.2% of issued and outstanding shares at December 31, 2008 and 2007, respectively)	18,454	19,427	9,037	10,806

	$747,489	$684,654	$515,985	$457,917

Additionally, the Company holds preferred stock of USA Administration Services Inc. with a carrying value of $1,739 at December 31, 2008 and 2007, respectively.

The Company owns 12.6% of the preferred shares of Transamerica Financial Life Insurance Company with a carrying value of $7,162 at December 31, 2008 and 2007, respectively. The cost of the preferred shares is $7,162.

The Company purchased 51.11% of the outstanding preferred shares of Malibu Loan Fund Ltd. during 2006. At December 31, 2008, these shares have no carrying value. At December 31, 2007, the carrying value of these shares was $2,453. The change in carrying value represents an unrealized loss which is recorded to unassigned surplus in the financial statements. The cost of the preferred shares is $2,453 at December 31, 2008 and 2007, respectively.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company owns 100% of the membership interests for two affiliated limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2008 and 2007, the Company’s carrying value for these two affiliated entities was $175,242 and $181,377, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheets. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2008	2007
Real estate	$186,227	$188,403
Other assets	22,169	19,204

Total assets	$208,396	$207,607

	December 31
	2008	2007
Current liabilities	$33,154	$26,230
Total member’s interest	175,242	181,377

Total liabilities and member’s interest	$208,396	$207,607

The carrying amount and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$2,391,630	$242,041	$25,685	$3,381	$2,604,605
State, municipal and other government	1,439,155	41,470	40,490	68,353	1,371,782
Public utilities	3,335,878	65,880	100,061	149,669	3,152,028
Industrial and miscellaneous	27,891,681	503,490	1,714,964	1,380,777	25,299,430
Mortgage and other asset-backed securities	16,132,528	58,887	3,681,337	1,399,024	11,111,054

	51,190,872	911,768	5,562,537	3,001,204	43,538,899
Unaffiliated preferred stocks	1,817,213	2,874	511,919	264,119	1,044,049

	$53,008,085	$914,642	$6,074,456	$3,265,323	$44,582,948

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$1,864,525	$55,507	$19,440	$970	$1,899,622
State, municipal and other government	966,624	67,564	13,042	7,946	1,013,200
Public utilities	3,433,528	105,986	28,988	14,066	3,496,460
Industrial and miscellaneous	29,236,229	818,710	277,077	320,560	29,457,302
Mortgage and other asset-backed securities	15,669,688	98,252	136,997	449,108	15,181,835

	51,170,594	1,146,019	475,544	792,650	51,048,419
Unaffiliated preferred stocks	2,018,837	28,910	25,003	122,573	1,900,171

	$53,189,431	$1,174,929	$500,547	$915,223	$52,948,590

The Company held bonds and preferred stock at December 31, 2008 and 2007 with a carrying value of $91,413 and $65,278, respectively, and amortized cost of $200,784 and $80,043, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 2,063 and 1,534 securities with a carrying value of $20,369,486 and $11,808,338 and an unrealized loss of $6,074,456 and $500,547 with an average price of 70.2 and 95.8 (fair value/amortized cost). Of this portfolio, 87.1% and 95.1% were investment grade with associated unrealized losses of $5,052,946 and $436,911, respectively.

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 2,146 and 1,686 securities with a carrying value of $21,045,200 and $18,164,681 and an unrealized loss of $3,265,323 and $915,223 with an average price of 84.5 and 95.0 (fair value/amortized cost). Of this portfolio, 91.2% and 90.9% were investment grade with associated unrealized losses of $2,755,389 and $772,250, respectively.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$472,534	$456,921	$929,455
State, municipal and other government	165,344	609,765	775,109
Public utilities	610,208	1,571,687	2,181,895
Industrial and miscellaneous	7,270,365	10,469,519	17,739,884
Mortgage and other asset-backed securities	5,190,868	4,271,338	9,462,206

	13,709,319	17,379,230	31,088,549
Unaffiliated preferred stocks	585,711	400,648	986,359

	$14,295,030	$17,779,878	$32,074,908

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$574,408	$116,114	$690,522
State, municipal and other government	111,908	150,842	262,750
Public utilities	765,794	607,477	1,373,271
Industrial and miscellaneous	6,328,971	8,009,027	14,337,998
Mortgage and other asset-backed securities	3,232,151	7,369,970	10,602,121

	11,013,232	16,253,430	27,266,662
Unaffiliated preferred stocks	294,559	996,028	1,290,587

	$11,307,791	$17,249,458	$28,557,249

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$1,637,442	$1,628,087
Due after one year through five years	12,940,834	11,955,849
Due after five years through ten years	9,652,840	8,584,458
Due after ten years	10,827,228	10,259,451

	35,058,344	32,427,845
Mortgage and other asset-backed securities	16,132,528	11,111,054

	$51,190,872	$43,538,899

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the Company’s banking sector portfolio had a fair value of $3,051,259 and a carrying value of $4,015,366, resulting in a gross unrealized loss of $964,107. The overall exposure to the banking sub-sector in the Company’s portfolio is large, diverse, and consists of 90% investment grade assets. The unrealized losses in the banking sub-sector primarily reflect the size of the holdings, credit spread widening and the market’s concern over the adequacy of liquidity and capital in the banking sector given the deteriorating global economy. With some success, government initiatives were put into place during 2008 in an attempt to encourage lending, including the injection of capital into financial institutions through the US Treasury’s Capital Purchase Program and the establishment of the FDIC Temporary Liquidity Guarantee Program whereby the FDIC guarantees newly issued unsecured debt for participating institutions. However, financial institutions remain vulnerable to ongoing asset write downs, credit losses and weak earning prospects that are associated with a recessionary environment and this is adding pressure to subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s basic industry/capital goods sector portfolio had a fair value of $2,733,336 and a carrying value of $3,287,929, resulting in a gross unrealized loss of $554,593. The basic industry and capital goods industries encompass various sub-sectors ranging from aerospace defense to paper and forest products. Building materials continue to be impacted by the slowdown in the US housing market which has been further impacted by declines in consumer spending. Chemicals have been impacted by concerns of a slowing domestic economy, slower global demand, volatility in raw material costs and increasing competition from global competitors. Paper and forest products continue to be under pressure due to higher input costs, lower housing starts and lack of demand for paper related shipping and writing products. Additionally, lack of market liquidity and volatile credit markets have further impacted bond prices. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the Company’s communications sector portfolio had a fair value of $1,999,003 and a carrying value of $2,295,387, resulting in a gross unrealized loss of $296,384. The communications sector can be further divided into the media cable, media non-cable, wireless and wirelines sub-sectors. All media companies, but especially newspaper and directory companies, are suffering from a tepid advertising environment related to the weak economy. This has made it difficult for companies to offset declining revenues with sufficient cost cutting initiatives, leading to significantly lower profits. In addition, this space had been a focus for activist shareholders and private equity firms, forcing management to respond by increasing financial leverage, performing consolidations or divesting assets. The net effect of this was a weaker credit profile for many companies just as the market started to slow down. Many companies in the wirelines sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused concern that companies may increase financial leverage. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

At December 31, 2008 the Company’s consumer cyclical sector portfolio had a fair value of $1,568,583 and a carrying value of $1,921,600, resulting in a gross unrealized loss of $353,017. The more significant of these sub-sectors from an unrealized loss perspective are retail, automotive, and gaming.

Retail has been negatively impacted by a consumer pull-back in spending, particularly discretionary purchases, as increased unemployment, a weak housing market, credit market tightening and historically low consumer confidence weighed on the consumer. Margins have also been under increased pressure as many retailers have implemented aggressive promotion activity and increased discounts in an effort to drive store traffic, manage inventories and maintain market share.

The underlying fundamentals driving sales and earnings performance of the automotive industry continue to be pressured as a result of a secular shift away from more profitable sports utility vehicles (SUVs) and pickups towards more fuel-efficient cars and crossovers. In addition, the combination of weak consumer confidence, tighter credit standards and growing unemployment has negatively impacted auto sales.

Fundamentals in the gaming industry have weakened due to increased debt and related interest costs due to leveraged buyout activity and a material reduction in discretionary consumer spending. A deteriorating homebuilding environment and a material drop-off in consumer confidence, coupled with concerns over unemployment are resulting in declining demand. However, in some cases the industry is still increasing the supply of gaming products that were initiated prior to the economic downturn.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

For all of the sub-sectors within the consumer cyclical sector portfolio, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s consumer non-cyclical sector portfolio had a fair value of $2,654,933 and a carrying value of $2,922,383, resulting in a gross unrealized loss of $267,450. The consumer non-cyclical industry encompasses various sub-sectors ranging from consumer products to supermarkets. The more significant of these sub-sectors from an unrealized loss perspective are food and beverages and consumer products. Food and beverages and consumer products fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer. Also, the price gap between branded products and private label products became more compelling to the consumer in the fourth quarter.

Overall, the sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the gross dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector relate to global macro economic conditions and credit spread widening. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and recorded insignificant impairments as a result as of December 31, 2008.

At December 31, 2008 the Company’s electric utility sector portfolio had a fair value of $2,113,318 and a carrying value of $2,338,162, resulting in a gross unrealized loss of $224,844. The electric utility sector is generally viewed as a defensive sector during weak economic environments. While defensive in nature, there are several issues which present challenges, including growing capital expenditures programs, the possibility of CO2 legislation, a renewed interest in expanding riskier unregulated generation projects, and increasingly uncertain state regulatory environments driven by rising energy prices and a slowing economy. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 the company’s energy sector portfolio had a fair value of $1,716,185 and a carrying value of $1,996,357, resulting in a gross unrealized loss of $280,172. The energy sector includes independent oil and natural gas exploration and production companies, refiners, integrated energy companies active in both exploration/production and refining, and oil field service companies. For the independent exploration and production companies, underlying long-term fundamentals remain strong in the sector; however, there has been heightened near-term uncertainty given the dramatic decline in commodity prices. The industry has responded by reducing capital expenditures and share buyback programs as they focus on remaining free cash flow positive. Given the low market values currently, consolidation by the larger companies is likely in the sector.

The bonds of the underlying companies have seen price declines consistent with the overall market and concerns over the effect lower commodity prices will have on cash flow. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s insurance sector portfolio had a fair value of $971,707 and a carrying value of $1,260,761, resulting in a gross unrealized loss of $289,054. 79% of the securities in the unrealized loss position in the insurance sector are investment grade. These unrealized losses primarily reflect general spread widening on financial services companies (due to broad housing, mortgage market, equity market and economic issues, plus increased liquidity and capital markets concerns that were referenced in the above market backdrop section), compounded in some cases by the structure of the securities (subordination or other structural features and duration). While the sub-sector has some exposure to the US residential mortgage market, the issuers are highly diversified. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s natural gas sector portfolio had a fair value of $1,100,552 and a carrying value of $1,268,556, resulting in a gross unrealized loss of $168,004. The natural gas sector includes natural gas pipeline and distribution companies. The underlying fundamentals for pipelines are adversely affected by the decline in commodity prices, weak end user demand, and higher financing costs. Capital expenditures remained at elevated levels as the industry addresses the country’s infrastructure needs. As a result, pipelines will need continued access to the capital markets. The distributors remain well capitalized with increasing focus on reducing exposure to bad debts and weather related volatility. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be materially impaired as of December 31, 2008.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008, the Company’s Real Estate Investment Portfolio (REIT) had a fair value of $620,143 and a carrying value of $862,023, resulting in a gross unrealized loss of $241,880. 94% of the securities in this portfolio in an unrealized loss position are investment grade. The unrealized losses in the REIT sub-sector are a result of general spread widening in the commercial mortgage-backed securities (CMBS) market and the REIT unsecured market. Despite real estate values falling and capitalization rates rising, REIT’s operating fundamentals continue to perform at levels sufficient to support their debt structure. However, further fundamental deterioration is expected as unemployment rises, consumer discretionary spending falls, and tenant bankruptcies increase. The majority of REITs have exhibited financial discipline and have focused on maintaining financial flexibility during the difficult financing environment. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008 the Company’s asset-backed securities (ABS) Credit Cards portfolio had a fair value of $931,734 and a carrying value of $1,433,625, resulting in a gross unrealized loss of $501,891. Over 98% of the ABS credit card bonds held by the Company are rated investment grade. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large sub-prime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. The Company’s entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of these securities are projecting payment in full. As the unrealized losses in the ABS Credit Card portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS sub-prime mortgage portfolio had a fair value of $1,131,693 and a carrying value of $1,786,961, resulting in a gross unrealized loss of $655,268. ABS sub-prime mortgage securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on the Company’s particular tranche.

Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company recorded impairments of $9,023 in 2008. The Company did not record any impairments in 2007.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following table provides the actual cost, carrying amount and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2008:

	Actual Cost	Carrying Amount	Fair Value
Residential Mortgage Backed Securities	$2,028,111	$1,991,950	$1,344,978

As the remaining unrealized losses in the ABS Housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s CMBS portfolio had a fair value of $3,696,568 and a carrying value of $5,170,915 resulting in a gross unrealized loss of $1,474,347. CMBS are securitizations of underlying pools of mortgages on commercial real estate. 99% of the securities in this portfolio in an unrealized loss position are investment grade. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower, commercial real estate collateral debt obligations (CRE CDOs) and franchise loan receivable trusts.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows. As the unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be materially impaired as of December 31, 2008.

At December 31, 2008 the Company’s residential mortgage-backed securities (RMBS) sector portfolio had a fair value of $2,311,426 and a carrying value of $4,225,690 resulting in a gross unrealized loss of $1,914,264. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed pass-throughs, whole loan pass-throughs, Alt-A MBS and negative amortization MBS.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

RMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists using widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. 89% of the securities in the RMBS portfolio in an unrealized loss position were investment grade. RMBS models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows. The combination of low floating-rate reset margins, slow prepayment speeds, severe illiquidity in the market for near-prime securities, and the unprecedented level of mortgage-related credit spread widening have pushed the overall market value as a percent of book on those RMBS bonds in an unrealized loss position to 55%. As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2008	2007	2006
Bonds	$2,993,726	$3,247,176	$3,420,057
Preferred stocks	118,882	147,440	155,543
Common stocks	46,168	36,244	9,789
Mortgage loans on real estate	690,904	756,200	746,653
Real estate	21,328	22,332	21,360
Policy loans	46,017	46,850	46,736
Cash, cash equivalents and short-term investments	85,436	113,572	41,227
Derivatives	(9,236)	2,244	(30,712)
Other invested assets	28,504	32,569	46,353
Other	32,638	14,130	49,179

Gross investment income	4,054,367	4,418,757	4,506,185
Less investment expenses	(167,517)	(206,434)	(226,331)

Net investment income	$3,886,850	$4,212,323	$4,279,854

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Proceeds from sales of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$18,754,495	$33,516,007	$34,592,243

Gross realized gains	$362,022	$570,114	$369,889
Gross realized losses	(808,137)	(344,712)	(395,173)

Net realized capital gains (losses)	$(446,115)	$225,402	$(25,284)

Gross realized losses for the years ended December 31, 2008, 2007 and 2006 include $367,432, $70,724 and $46,517, respectively, which relate to losses recognized on other than temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized Year Ended December 31
	2008	2007	2006
Bonds	$(324,506)	$205,396	$(65,329)
Preferred stocks	(120,940)	32,322	40,045
Common stocks	(65,018)	115,631	7,864
Mortgage loans on real estate	(7,074)	1,697	(4,620)
Real estate	17,781	96	11,659
Cash, cash equivalents and short-term investments	(13,767)	(7,906)	(5)
Derivatives	54,650	(10,099)	15,707
Other invested assets	654,443	284,195	181,211

	195,569	621,332	186,532
Federal income tax effect	119,219	(244,354)	(72,407)
Transfer to (from) interest maintenance reserve	51,433	(63,179)	35,262

Net realized capital gains (losses) on investments	$366,221	$313,799	$149,387

At December 31, 2008 and 2007, the Company had recorded investments in restructured securities of $13,157 and $2,248, respectively. The capital gains (losses) taken as a direct result of restructures in 2008, 2007 and 2006 were $1,905, $(713) and $9,001, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

	December 31
	2008	2007
Unrealized gains	$5,116	$42,129
Unrealized losses	(11,770)	(20,080)

Net unrealized gains (losses)	$(6,654)	$22,049

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized Year Ended December 31
	2008	2007	2006
Bonds	$(226,573)	$66,449	$39,588
Preferred stocks	(22,844)	17,321	45,542
Common stocks	(28,695)	(42,192)	1,053
Affiliated Entities	(7,222)	557,585	251,515
Derivatives	382,983	(36,994)	(75,618)
Other invested assets	(900,944)	321,216	60,622

Change in unrealized capital gains/losses	$(803,295)	$883,385	$322,702

During 2008, the Company issued mortgage loans with interest rates ranging from 3.26% to 13.00% for commercial loans and 4.82% to 8.64% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 98%. Mortgage loans with a carrying amount of $7,351 were non-income producing for the previous 180 days. Accrued interest of $346 and $3 related to these mortgage loans was excluded from investment income at December 31, 2008 and 2007, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2008, the Company held $28,709 in impaired loans with related allowance and credit losses of $11,924. At December 31, 2007 the Company did not hold any impaired loans with a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2008 and 2007, respectively. The average recorded investment in impaired loans during 2008 was $9,788.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. At December 31, 2008, the Company recognized $1,374 of interest income on impaired loans. Interest income of $1,570 was recognized on a cash basis for the year ended December 31, 2008. The Company did not recognize any interest income on impaired loans or any interest income on a cash basis for the years ended December 31, 2007 or 2006.

At December 31, 2008 and 2007, the Company held a mortgage loan loss reserve in the AVR of $361,121 and $277,265, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2008	2007		2008	2007
South Atlantic	24%	24%	Office	31%	31%
Pacific	23	22	Apartment	20	19
Mountain	14	14	Retail	19	18
Middle Atlantic	14	13	Industrial	19	20
E. North Central	10	11	Other	6	7
W. North Central	5	5	Agricultural	5	5
W. South Central	4	5
E. South Central	4	4
New England	2	2

At December 31, 2008, 2007 and 2006, there were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2008, 2007 and 2006 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2008, 2007 or 2006.

At December 31, 2008, the Company had ownership interests in 58 LIHTC properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 1 to 15 years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2019 is $13,387. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008, the Company recorded an impairment of $42,829 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

For the year ended December 31, 2007, an impairment of $4,285 was recorded for MP Shoreline Associates, a LIHTC property. The impairment was determined by comparing the current book value to the fair value. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in partnership was written down to fair value.

The Company has an investment in Invenergy TN, LLC, a partnership which owns a 27 MW wind generating facility in Anderson County, Tennessee. This investment generates tax credits based on the amount of electricity produced from the wind turbines. Based on the project’s actual performance and a revised wind study, it was determined that the investment will not perform to the levels originally expected. For the year ending December 31, 2007, an impairment of $4,556, respectively, was recorded for the Invenergy TN, LLC partnership. The impairment was determined by comparing the current book value to the fair value as supplied by a third party. The fair value was determined by discounting future cash flows, expected future tax credits and income tax benefits of losses from the investment. Since the decline in fair value was determined to be other than temporary, the investment in the partnership was written down to the fair value amount. No impairment was recorded for the Invenergy TN, LLC partnership at December 31, 2008 or 2006.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The interest rate floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security, as a cash component, with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2008 and 2007, the Company had replicated assets with a fair value of $466,244 and $530,531 and credit default swaps with a fair value of $(21,375) and $(893), respectively. For the year ended December 31, 2008, the Company recognized $306 in capital losses related to replication transactions. For the years ended December 31, 2007 and 2006, the Company recognized no capital losses related to replication transactions.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 index futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. There were no expenses recognized by the Company for the years ended December 31, 2008, 2007 or 2006 from option contracts.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2008, the fair value of all contracts, aggregated at a counterparty level, with a positive and a negative fair value amounted to $1,587,898 and $309,837, respectively.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 23 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. At December 31, 2008 and 2007, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2008, the Company has accumulated deferred gains in the amount of $126,349 related to the termination of forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2008 and 2007, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2008	2007
Interest rate and currency swaps:
Receive fixed - pay fixed	$201,763	$230,374
Receive fixed - pay floating	12,919,749	12,714,195
Receive floating - pay fixed	8,199,009	9,540,782
Receive floating - pay floating	2,716,370	3,452,857
Interest rate cap agreements	1,640,000	4,645,400
Interest rate floor agreements	62,400	60,800

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $119,771, $(8,671) and $(3,707) for the years ended December 31, 2008, 2007 and 2006, respectively.

Open futures contracts at December 31, 2008 and 2007, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2008

5271	S&P 500 March 2009 Futures	$1,171,777	$1,186,107

December 31, 2007

307	S&P 500 March 2008 Futures	$113,582	$113,375

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

For the years ended December 31, 2008 and 2007, the Company has recorded $264,343 and $22,903, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains and losses during 2008 and 2007 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2008 and 2007, investments with an aggregate carrying value of $61,545 and $74,627, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$13,309,443	$11,477,571	$10,445,191
Reinsurance assumed - non affiliates	1,505,508	1,756,468	1,537,494
Reinsurance assumed - affiliates	305,925	238,686	78,499
Reinsurance ceded - non affiliates	(1,101,435)	(1,114,954)	(1,075,058)
Reinsurance ceded - affiliates	(6,501,597)	(4,080,954)	(3,450,055)

Net premiums earned	$7,517,844	$8,276,817	$7,536,071

The Company received reinsurance recoveries in the amount of $2,166,604, $1,663,213 and $1,567,227 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $425,122 and $328,515, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $29,483,844 and $20,150,258, respectively.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The net amount of the reduction in surplus at December 31, 2008, if all reinsurance agreements were cancelled, is $7,856.

At December 31, 2008, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $2,708,917.

Effective December 31, 2008, the Company recaptured term life business previously ceded to Transamerica International Re (Ireland) Ltd. (TIRI), and Transamerica International Re (Bermuda) Ltd (TIRe) both affiliates. The Company received recapture consideration of $120,476, recorded net assets of $33,804, and recaptured reserves of $856,239 and $53,085 for life and claim reserves, with respect to the recapture from TIRI. The Company received recapture consideration of $25,563, recorded net assets of $5,088, and recaptured reserves of $167,004 and $4,821 for life and claim reserves, with respect to the recapture from TIRe. The Company incurred a statutory loss on the recapture from TIRI in the amount of $755,044 and a statutory loss on the recapture from TIRe in the amount of $141,174. As a result, a pre-tax loss of $896,218 was included in the statement of operations. During 2007 and 2006, the Company amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus.

Subsequently, effective December 31, 2008, the Company ceded term life business to CGC Life Insurance Company (CGCL), an affiliate. The Company paid initial consideration of $146,039, released life and claim reserves of $1,023,243 and $57,906 respectively, and established other net liabilities of $38,892. The net pre-tax gain of $896,218 resulting from this transaction was credited directly to unassigned surplus.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with TIRe to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $872,822 and ceded premium of a like amount, paid consideration of $223,608 and established a funds withheld liability of $1,096,431. The pre-tax loss of $223,608 ($145,345 on a net of tax basis) is included in the statement of operations. The Company ceded general account and separate account reserves on a modified coinsurance basis of $284,780 and $7,248,603, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit (GMDB) riders included in certain of its variable annuity contracts that were previously ceded to TIRe under a 2001 reinsurance agreement. The Company released a funds withheld liability of $40,133 associated with this business and received recapture consideration of $45,038. Reserves recaptured included $100,672 of GMDB reserves and $15,099 of claim reserves. The resulting pre-tax loss of $30,600 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $16,521 ($10,739 net of tax). Prior to this transaction, the Company had amortized $3,812 and $5,083 on a pre-tax basis ($2,478 and $3,304 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2008, the Company recaptured term life business previously ceded to TIRI on a funds withheld basis under a 2001 reinsurance agreement. The Company released the funds withheld liability of $38,603 and recorded net assets of $5,036, recaptured reserves of $288,498 and $7,065 for life and claim reserves, respectively. As a result, a pre-tax loss of $251,924 was included in the statement of operations. The gain that resulted from the initial ceding transaction to TIRI that had been credited directly to unassigned surplus was released into earning in the amount of $221. In 2007, the company amortized $28 into earnings.

Subsequently, effective December 31, 2008, the Company ceded term life business on a funds withheld basis to CGCL. Life and claim reserves of $288,498 and $7,065, respectively, were released and the Company established a funds withheld liability of $38,603 and established other net liabilities of $5,036. The net pre-tax gain of $251,924 resulting from this transaction was credited directly to unassigned surplus.

Also effective December 31, 2008, the Company ceded certain term life business to CGCL on a funds withheld basis. Life and claim reserves of $587,293 and $6,874, respectively were released and the Company established other reserves of $28,680. The net pre-tax gain of $565,487 resulting from this transaction was credited directly to unassigned surplus.

The Company entered into an assumption reinsurance agreement with Monumental Life Insurance Company (MLIC), an affiliate, effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded liability of $12,197 within the remittances line related to this transaction.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into a stop loss reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate, to cede an in force block of universal life business effective July 1, 2008. Reinsurance premiums paid of $70,728 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $15. The net of tax loss of $10 was included in the statement of operations.

The Company entered into an assumption reinsurance agreement with Canadian Premier Life Insurance Company (CPLIC), an affiliate, effective July 1, 2008. This transaction resulted in CPLIC assuming all in force policies and certificates from the Canadian branch of the Company, along with all of the assets and liabilities related to these policies and all capital supporting this business. Subsequent to this assumption reinsurance transaction, the Company withdrew its license in Canada and therefore considered this transaction an economic transaction. The Company received a ceding commission of $11,460, which resulted in a pre-tax gain. During 2007, LIICA amended its 50% reinsurance treaty with CPLIC. LIICA received a ceding commission of $2,910 ($1,892 net of tax). This gain was credited directly to unassigned surplus at December 31, 2007.

Below is a summary of the net policyholder liabilities and assets transferred effective July 1, 2008:

Invested assets/cash transferred	$(52,859)
Ceded reserves	64,882
Due premiums	(2,920)
Due comp liability	1,007
Retro accruals	1,350

Pre-tax net income impact	$11,460

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective May 1, 2008 in which the Company agreed to cede certain single premium deferred annuities on a coinsurance basis. The initial consideration paid was $446,522, the initial ceding allowance received was $18,263, and reserves ceded were $446,522, resulting in a pre-tax gain of $18,263. The net of tax gain of $11,871 was credited directly to unassigned surplus. The Company amortized $1,410 into earnings during 2008 with a corresponding charge to unassigned surplus.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into a stop loss reinsurance agreement with TLIB to cede an in force block of universal life business effective January 1, 2008. Reinsurance premiums paid of $3,267,950 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $603. The net of tax loss of $392 was included in the statement of operations.

Effective December 31, 2007, TIRe recaptured all inforce business that was previously retroceded to the Company and LIICA under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $541 and $45, respectively, and consideration paid of $366 was included in the statement of operations.

The Company and LIICA entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRe in 2003. The Company assumed assets of $23,737 associated with this business and paid recapture consideration of $1,558. Reserves recaptured included life reserves of $3,935 and claim reserves of $434. As a result, a pre-tax gain of $17,810 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $6,240 ($4,056 net of tax). Prior to this transaction, the Company had amortized $1,418 and $1,092 on a pre-tax basis ($921 and $710 on a net of tax basis) into earnings for 2007 and 2006, respectively, with a corresponding charge to unassigned surplus.

The Company and MLIC entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were issued by MLIC, with issue dates ranging from January 1, 2007 through December 31, 2007, and also covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

Effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus.

On October 1, 2007 the Company and LIICA recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $302,727 and the commission expense allowance paid was $3,770, for a net consideration received of $298,957. Reserves recaptured were $302,727. The resulting pre-tax loss of $3,770 was included in the statement of operations.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2008 and 2007 the Company amortized $2,080 and $995, respectively, into earnings with a corresponding charge to unassigned surplus.

On April 1, 2007 LIICA entered into a recapture agreement with Veterans Life Insurance Company (VLIC), an affiliate of the Company, whereby VLIC recaptured all liabilities ceded to LIICA under an October 1, 2001 modified coinsurance agreement. The recapture consideration received was $76,086 and the reserves recaptured by VLIC were $173,147. LIICA paid a recapture premium of $173,147. The resulting pre-tax gain of $76,086 has been included in the statement of operations.

Effective December 31, 2007, LIICA recaptured all inforce universal life business that was previously reinsured to TIRI. LIICA paid a recapture fee of $4,004 and recovered miscellaneous assets of $1,985. Life and claims reserves were recaptured in the amount of $40,482 and $120, respectively. This transaction resulted in a net pre-tax loss of $42,621 which is included in the statement of operations.

Effective January 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The recapture premium received was $9,677 and the commission expense allowance paid was $15,357 for a net consideration paid of $5,680. Reserves recaptured included $81,657 in life reserves and $457 in claim reserves resulting in a pre-tax loss of $87,794 which has been included in the statement of operations. TOLIC subsequently entered into an indemnity retrocession agreement with LIICA Re I, Inc., an affiliate, to retrocede specific blocks of policies assumed by TOLIC. Net consideration received by TOLIC was $16,006 and the life and claim reserves ceded were $81,657 and $457, respectively. This resulted in a pre-tax gain of $98,120 that was recorded directly to unassigned surplus on a net of tax basis. During 2007, TOLIC amortized $7,220 on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

During 2007, TOLIC entered into an agreement with TIRe to retrocede certain life insurance policies issued by Seguros Argos, S.A. de C.V., effective January 1, 2007. The Company received consideration of $21,955, resulting in an initial transaction pre-tax gain of $21,955. The gain was recorded directly to unassigned surplus on a net of tax basis. During 2008 and 2007, the Company amortized $2,574 and $1,901, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective October 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The consideration received was $59,744 and life and claim reserves recaptured were $358,102 and $7,900, respectively. This resulted in a pre-tax loss on the statutory income statement of $306,258. TOLIC subsequently entered into an indemnity retrocession agreement with TIRI to retrocede specific blocks of policies assumed by TOLIC. The consideration that was given in the transaction was $59,744 and the life and claim reserves ceded were $358,102 and $7,900, respectively. This resulted in a pre-tax gain on a statutory basis of $306,258 that was recorded directly to unassigned surplus on a net of tax basis. During 2008, the Company amortized $2,431 into earnings with a corresponding charge to unassigned surplus. The Company did not record any amortization in 2007.

Effective January 1, 2006, the Company entered into a reinsurance transaction with TIRI to cede an inforce block of universal life business. The net of tax impact from the cession of inforce business was $13,585, which was credited directly to unassigned surplus. During 2008, 2007 and 2006, the Company amortized $1,019, $1,019 and $1,359 into earnings with a corresponding charge to unassigned surplus, respectively. The Company has a liability for funds held under reinsurance of $413,935 and $353,074 at December 31, 2008 and 2007, respectively.

TOLIC entered into an agreement effective December 30, 2006 to recapture a block of in force term life business that was ceded to Transamerica Pacific Insurance Company, Ltd. (TPIC), an affiliate. The consideration received was $37,614. Reserves recaptured included $223,404 of life reserves and $5,400 of claim reserves resulting in a pre-tax loss of $191,190, which has been included in the statement of operations.

TOLIC entered into an agreement effective December 30, 2006 to recapture a block of in force universal life business that was ceded to TPIC. The recapture consideration received was $635,128 for assets held related to the block; the recapture fee paid was $45,334 for a net consideration received of $589,794. Reserves recaptured included $678,272 of life reserves and $927 of claim reserves resulting in a pre-tax loss of $89,405, which has been included in the statement of operations.

TOLIC entered into an agreement effective December 31, 2006, to allow TIRI to recapture a retrocession agreement whereby TOLIC assumed mortality risks on a block of in force universal life business which subsequently allowed TOLIC to recapture the entire universal life contract ceded to TIRI. The recapture consideration paid was $1,245, and reserves recaptured were $4,562, for a net pre-tax gain of $3,317. Subsequent to the transaction, TOLIC entered into an agreement to recapture the universal life business ceded to TIRI effective December 31, 2006. The recapture consideration received was $361,986; a recapture fee of $11,400 was paid for a net consideration of $350,586. Reserves recaptured included $804,865 of life reserves and $1,152 of claim reserves, resulting in a pre-tax loss of $455,431, which is included in the statement of operations.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years.

Goodwill in the amount of $8,954 and $9,274 was amortized during 2008 and 2007, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

Subsequent to the novation of the Hong Kong and Singapore business to TLB, TOLIC entered into a reinsurance agreement to assume certain risks related to the inforce block from TLB effective December 31, 2006. The initial premium received was $261,418, reserves assumed included $328,985 of life reserves and $258 of claim reserves, resulting in a pre-tax loss of $67,825, which is included in the statement of operations.

Effective December 31, 2006, TOLIC entered into a reinsurance agreement with LIICA Re II, Inc., an affiliate of the Company, to cede term and universal life business. The initial premium paid was $120,000. Reserves ceded included $212,319 of term life reserves, $834,446 of universal life secondary guarantee reserves, $1,067 of claim reserves and $5,911 of miscellaneous policyholder assets, resulting in a pre-tax gain of $921,921 that was recorded directly to unassigned surplus on a net of tax basis. During 2008 and 2007, the Company amortized $74,716 and $1,321, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Effective December 31, 2006, TOLIC recaptured a block of in force term life business that was ceded to TIRe. The recapture premium received was $86,705; the commission expense allowance paid was $43,730, for a net consideration received of $42,975. Reserves recaptured included $286,151 of life reserves and $16,892 of claim reserves, resulting in a pre-tax loss of $260,068, which has been included in the statement of operations.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequent to the recapture, TOLIC entered into a reinsurance agreement with LIICA Re I, Inc., to retrocede term life business effective December 31, 2006. The initial premium paid was $77,479, offset by the commission expense received of $42,022, for a net consideration of $35,457. Reserves ceded included $256,795 of life reserves and $13,146 of claim reserves, resulting in a pre-tax gain of $234,484 that was recorded directly to unassigned surplus on a net of tax basis.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $19,855 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to unassigned surplus on a net of tax basis. During 2007 and 2006, the Company amortized $1,538 and $2,632, respectively, into earnings with a corresponding charge to unassigned surplus. The surplus was fully amortized as of December 31, 2007.

During 2001, TOLIC novated certain traditional life insurance contracts to Transamerica Financial Life Insurance Company (TFLIC), an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,281 as a result of this transaction, which has an unamortized balance of $1,433 at December 31, 2008. The accretion of the deferred liability was $1,433 for 2008, 2007 and 2006.

During 2001, TOLIC entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. The Company amortized $1,883 for each of the years ended December 31, 2008, 2007 and 2006 into earnings with a corresponding charge to unassigned surplus. At December 31, 2008, the Company holds collateral from this affiliate in the form of letters of credit of $433,417, covering this reinsurance agreement and others.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company reports a reinsurance deposit receivable of $128,745 and $120,582 as of December 31, 2008 and 2007, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2008, 2007 and 2006, $954, $1,119 and $1,403, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

Effective December 31, 2005, the Company entered into a reinsurance agreement with Stonebridge Reinsurance Company, an affiliate, to cede the term business and the secondary guarantee related to the universal life business. The consideration that was given in the transaction was $103,900, the commission expense allowance received was $67,400 and the reserves ceded were $832,400 ($508,200 term and $324,200 secondary guarantee). This resulted in a pre-tax gain on a statutory basis of $795,900 that was credited directly to unassigned surplus on a net of tax basis. During 2008 the Company amortized $24,045 into earnings with a corresponding charge to unassigned surplus.

During 2008 and 2007, the Company obtained letters of credit of $716,918 and $334,491, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Nonadmitted assets	$53,237	$51,597
Provision for contingent experience rated refund	7,771	7,743
Derivatives	37,184	87,560
Partnerships	97,270	110,638
Tax basis deferred acquisition costs	574,392	566,798
Reserves	339,341	483,663
Unrealized capital losses	209,648	71,343
§807(f) assets	13,711	18,916
Deferred intercompany losses	79,823	39,814
Investment in controlled foreign company	107,064	91,874
Credit carryforwards	17,100	32,123
Corporate provision	27,039	12,518
Compensation related accruals	36,443	34,263
Other	74,575	47,904

Total deferred income tax assets	1,674,598	1,656,754

Deferred income tax assets nonadmitted	334,539	649,898

Admitted deferred income tax assets	1,340,059	1,006,856

Deferred income tax liabilities:
Partnerships	132,036	372,952
Real estate	21,494	21,737
§807(f) liabilities	20,983	21,048
Separate account seed money	14,776	2,853
Unrealized capital gains	131,097	148,494
Deferred intercompany gains	103,805	42,553
PGAAP income/ reinsurance ceded	20,679	24,402
Other	6,030	35,538

Total deferred income tax liabilities	450,900	669,577

Net admitted deferred income tax asset	$889,159	$337,279

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
Total deferred income tax assets	$1,674,598	$1,656,754	$17,844
Total deferred income tax liabilities	450,900	669,577	218,677

Net deferred income tax asset	$1,223,698	$987,177	236,521

Tax effect of unrealized gains (losses)			(445,093)

Change in net deferred income tax			$(208,572)

	December 31
	2007	2006	Change
Total deferred income tax assets	$1,656,754	$1,483,760	$172,994
Total deferred income tax liabilities	669,577	441,864	(227,713)

Net deferred income tax asset	$987,177	$1,041,896	(54,719)

Tax effect of unrealized gains (losses)			66,796

Change in net deferred income tax			$12,077

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

As discussed in Note 2—Prescribed and Permitted Statutory Accounting Practices, the Company, with permission from the State of Iowa Deputy Commissioner of Insurance, determines the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. The following charts outline the effect of this permitted practice on the Company’s financial statements:

	3 years		1 year		Change
Gross DTAs at Enacted Tax Rate		$1,674,598		$1,674,598		$—
Admitted Gross DTAs (paragraph 10 a.)	$371,821		$371,821		$—
Admitted Gross DTAs (paragraph 10 b.)	517,338		136,980		380,358
Admitted Gross DTAs (paragraph 10 c.)	450,900		450,900		—

Total Admitted Gross DTAs	1,340,059	(1,340,059)	959,701	(959,701)	380,358	(380,358)

Nonadmitted Gross DTAs		334,539		714,897		(380,358)
Admitted DTA		1,340,059		959,701		380,358
Gross DTL		(450,900)		(450,900)		—

Net Admitted DTA		$889,159		$508,801		$380,358

Total adjusted capital		$5,855,303
Authorized control level		755,193

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(288,599)	$280,850	$60,350
Controlled foreign corporation income - TA Life Bermuda	15,736	15,633	3,483
Deferred acquisition costs - tax basis	13,010	38,321	61,725
Dividends received deduction	(19,748)	(22,001)	(24,529)
IMR amortization	(10,260)	(14,721)	(18,402)
Investment income items	119,217	3,635	(23,822)
Limited partnership book/tax difference	(247,383)	(21,090)	(18,732)
Prior year under accrual	115,372	32,971	1,872
Reinsurance transactions	336,881	216,427	258,239
Tax credits	(64,996)	(80,635)	(65,665)
Tax reserve valuation	(132,936)	(5,021)	(2,174)
Non-deductible items	810	1,029	433
Depreciation	(1,479)	1,673	(999)
LOLI	(3,955)	(3,806)	(3,448)
Other	16,707	4,063	6,215

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(151,623)	447,328	234,546
Less tax (benefit) on capital gains (losses)	(119,219)	244,354	72,407

Total federal income tax (benefit) expense	$(32,404)	$202,974	$162,139

The total statutory income taxes are computed as follows:
	Year Ended December 31
	2008	2007	2006
Federal income tax (benefit) expense on operations and capital gains (losses) on investments	$(151,623)	$447,328	$234,546
Change in net deferred income taxes	208,572	(12,077)	(391,558)

Total statutory income tax expense (benefit)	$56,949	$435,251	$(157,012)

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based on separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service. The Company has a credit carryforward at December 31, 2008 of $17,100, with no loss carryforward. At December 31, 2007 and 2006, the Company had no loss or credit carryforwards.

The Company did not incur income taxes during 2008 or 2006, which will be available for recoupment in the event of future net losses. The Company incurred income taxes in 2007 of $343,821, which will be available for recoupment in the event of future losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.08% and 1% of ordinary life insurance in force at December 31, 2008 and 2007, respectively.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For the years ended December 31, 2008 and 2007, premiums for life participating policies were $18,433 and $21,950, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $12,166 and $17,417 to policyholders during 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2008		December 31 2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With market value adjustment	$2,427,891	4%	$5,650,637	7%
At book value less surrender charge of 5% or more	9,063,978	13	5,426,946	7
At fair value	18,052,999	26	26,648,680	35

Total with adjustment or at market value	29,544,868	43	37,726,263	49
At book value without adjustment (with minimal or no charges or adjustments)	14,151,434	21	15,635,809	20
Not subject to discretionary withdrawal	24,373,769	36	23,344,387	31

Total annuity reserves and deposit fund liabilities - before reinsurance	68,070,071	100%	76,706,459	100%

Less reinsurance ceded	11,856,295		7,266,399

Net annuity reserves and deposit fund liabilities	$56,213,776		$69,440,060

Included in the liability for deposit-type contracts at December 31, 2008 and 2007 are $838,768 and $843,245, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

At December 31, 2008, the contractual maturities were as follows:

Year	Amount
2009	$371,847
2010	55,181
2011	125,413
2012	53,708
2013	—
Thereafter	232,620

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $3,602,586 and $4,122,609 at December 31, 2008 and 2007, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2008, 2007 and 2006 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$63,549	$36,534	$4,145,459	$4,245,542

Reserves for separate accounts as of December 31, 2008 with assets at:
Fair value	$—	$32,841	$351,543	$23,812,058	$24,196,442
Amortized cost	—	548,144	—	—	548,144

Total as of December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Reserves for separate accounts by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$61,733	$—	$—	$61,733
At fair value	—	—	—	23,812,058	23,812,058
At book value without market value adjustment and with current surrender charge of less than 5%	—	486,411	—	—	486,411

Subtotal	—	548,144	—	23,812,058	24,360,202
Not subject to discretionary withdrawal	—	32,841	351,543	—	384,384

Total separate account liabilities at December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$15,567	$574,226	$5,685,724	$6,275,517

Reserves for separate accounts as of December 31, 2007 with assets at:
Fair value	$997	$97,270	$635,878	$32,768,227	$33,502,372
Amortized cost	—	521,653	—	—	521,653

Total as of December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$41,480	$—	$—	$41,480
At fair value	—	—	—	32,723,737	32,723,737
At book value without market value adjustment and with current surrender charge of less than 5%	—	480,173	—	—	480,173

Subtotal	—	521,653	—	32,723,737	33,245,390
Not subject to discretionary withdrawal	997	97,270	635,878	44,490	778,635

Total separate account liabilities at December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$4,878	$10,348	$160,623	$4,923,548	$5,099,397

Reserves for separate accounts as of December 31, 2006 with assets at:
Fair value	$30,198	$194,062	$237,420	$29,246,642	$29,708,322
Amortized cost	—	493,802	—	—	493,802

Total as of December 31, 2006	$30,198	$687,864	$237,420	$29,246,642	$30,202,124

Reserves for separate accounts by withdrawal characteristics as of December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$37,244	$—	$—	$37,244
At fair value	—	—	—	29,207,281	29,207,281
At book value without market value adjustment and with current surrender charge of less than 5%	—	456,558	—	—	456,558

Subtotal	—	493,802	—	29,207,281	29,701,083
Not subject to discretionary withdrawal	30,198	194,062	237,420	39,361	501,041

Total separate account liabilities at December 31, 2006	$30,198	$687,864	$237,420	$29,246,642	$30,202,124

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,199,455	$5,691,829	$4,924,496
Transfers from separate accounts	(3,658,761)	(4,104,822)	(2,647,443)

Net transfers to separate accounts	540,694	1,587,007	2,277,053
Miscellaneous reconciling adjustments	(11,259)	(4,523)	5,837

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$529,435	$1,582,484	$2,282,890

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $84,389 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the statement of operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

At December 31, 2008 and 2007, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2008
Minimum guaranteed death benefit	$16,439,840	$2,330,543	$1,745,559
Minimum guaranteed income benefit	4,834,470	914,995	891,198
Guaranteed premium accumulation fund	59,060	7,972	—
Minimum guaranteed withdrawal benefit	2,608,124	74,296	33,075

December 31, 2007
Minimum guaranteed death benefit	$25,527,766	$699,108	$280,454
Minimum guaranteed income benefit	9,405,399	358,605	129,982
Guaranteed premium accumulation fund	53,508	8,212	–
Minimum guaranteed withdrawal benefit	3,483,468	36,448	(10,328)

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary first-year business	$12,419	$245	$12,174
Ordinary renewal business	456,433	11,370	445,063
Group life direct business	16,298	2,786	13,512
Credit life business	(12,784)	—	(12,784)
Reinsurance ceded	(257,749)	—	(257,749)

	214,617	14,401	200,216
Accident and health	(32,632)		(32,632)

	$181,985	$14,401	$167,584

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary first-year business	$20,302	$914	$19,388
Ordinary renewal business	502,264	14,452	487,812
Group life direct business	32,846	2,164	30,682
Credit life business	(4,231)	—	(4,231)
Reinsurance ceded	(201,648)	—	(201,648)

	349,533	17,530	332,003
Accident and health	(39,825)	—	(39,825)

	$309,708	$17,530	$292,178

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2008 and 2007, the Company had insurance in force aggregating $393,200,350 and $339,597,764, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $688,913 and $834,812 to cover these deficiencies at December 31, 2008 and 2007, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $454,652.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 31, 2008, the Company received a contribution of $9,300 from its parent company in the form of 1,000 shares of TPIC. Prior to the merger of LIICA into the Company, LIICA received a capital contribution from its parent, AEGON of $408,438 on June 2, 2008. On June 3, 2008, LIICA repurchased 504,033 of its Series A preferred shares for $392,000 from AEGON. Net impact to gross paid-in and contributed surplus for the Company was $16,438. The Company received a capital contribution of $481,500 from its parent company, TIHI, on December 30, 2008.

The Company paid a common stock dividend of $268,580 to its common stock shareholder, TIHI, on December 29, 2008.

The Company paid preferred stock dividends of $18,750 and $12,670 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 29, 2008. Prior to its merger with the Company, in conjunction with the redemption of its 504,033 shares of its Series A preferred stock, LIICA paid a dividend of $16,438 to its preferred stock shareholder, AEGON, on June 3, 2008.

On September 26, 2007 LIICA paid $400,000 to its parent company, AEGON. This payment consisted of a return of additional paid-in capital of $270,000, an ordinary common stock dividend of $94,400 and an extraordinary dividend of $35,600. No dividends were paid in 2006. LIICA received capital contributions of $145,000 from AEGON in 2006. LIICA did not receive any capital contributions from AEGON in 2007.

On December 19, 2007, TOLIC paid a $50,627 dividend to its preferred shareholder, Transamerica and a $149,373 dividend to its common shareholder as of that date, Transamerica Service Company. On December 13, 2006, TOLIC paid a $54,068 dividend to its preferred shareholder as of that date, Scottish Equitable Finance Limited.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A preferred shares is $1,365 per share and Series B preferred shares is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred shares. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007 and 2006, cumulative unpaid dividends relating to the preferred shares were $26,477 and $50,391, respectively.

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON, on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2007 or 2006.

On December 27, 2006, LIICA made an investment of $80,000 for the formation of LIICA Re II, a Vermont-domiciled pure captive subsidiary. LIICA also made a $172,000 capital contribution to LIICA Holdings, LLC on December 27, 2006 and received a return of capital on September 26, 2007 in the amount of $37,000 from LIICA Holdings, LLC.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

On September 30, 2002, LIICA received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

On December 19, 2006, based on approval from the Insurance Division, Department of Commerce, of the State of Iowa, the Company redeemed the two surplus notes totaling $575,000 it held with AEGON and TOLIC redeemed the surplus note it held with Transamerica.

Additional information related to the outstanding surplus notes at December 31, 2008 and 2007 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2008	$150,000	$11,250	$56,250	$—
2007	$150,000	$9,000	$45,000	$2,250

10. Securities Lending

The Company participates in two agent-managed securities lending programs. Under the first program, the Company receives collateral equal to 102% of the fair market value of the loaned domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2008 and 2007, respectively, securities in the amount of $1,875,768 and $2,028,968 were on loan under securities lending agreements as a part of this program. At December 31, 2008, the collateral the Company received from securities lending activities was in the form of cash and on open terms. Also at December 31, 2008, cash collateral reinvested had a fair value of $1,904,642. At December 31, 2008, Separate Accounts have securities in the amount of $2,970 on loan under these security lending agreements.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

Under the second program, the Company receives collateral equal to 102% or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, must then be at least equal to 102% or 105% of the fair value of the loaned domestic or international securities, respectively. Except for the notional amount of $54,015 and $54,132 as of December 31, 2008 and 2007, respectively, the program requirements restrict the collateral from rehypothecation by any party involved in the transaction and has minimum limitations related to credit worthiness, duration and borrower levels. This program matured on January 13, 2009 and no future transactions are planned.

At December 31, 2008 and 2007, respectively, securities in the amount of $55,475 and $68,642 were on loan under securities lending agreements as part of this program. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan when it is available for the general use of the Company. Liabilities were recorded in the amount of $54,033 and $76,851 at December 31, 2008 and 2007, respectively. The fair value of the reinvested collateral was $58,790 as of December 31, 2008.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $16,434, $14,347 and $12,303 for the years ended December 31, 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $9,795, $8,791 and $7,867, for the years ended December 31, 2008, 2007 and 2006, respectively.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2008, 2007 and 2006 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,382, $1,204 and $886 related to these plans for the years ended December 31, 2008, 2007 and 2006, respectively.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company received $19,737 during 2008, and paid $18,688 and $51,535 in 2007 and 2006, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $44,122, $49,346 and $43,080 for these services during 2008, 2007 and 2006, respectively.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $74,156, $44,791 and $35,075 for the years ended December 31, 2008, 2007 and 2006, respectively.

At December 31, 2008, the Company reported a net amount of payables to affiliates of $27,385. At December 31, 2007, the Company reported a net amount of receivables from affiliates of $23,646. The December 31, 2007 balance excludes $83,300 of short-term intercompany notes payable. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

At December 31, 2008, the Company had short-term notes receivable as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Garnet	$58,583	January 16, 2009	1.74%
Transamerica Corporation	293,800	August 21, 2009	2.44
AEGON	79,000	October 7, 2009	5.95
AEGON	166,000	October 8, 2009	5.95
AEGON	159,600	October 9, 2009	5.95
AEGON	69,800	October 15, 2009	5.95
AEGON	20,000	October 20, 2009	5.95
AEGON	91,000	October 21, 2009	5.95
AEGON	36,900	October 22, 2009	5.95
AEGON	19,500	October 23, 2009	5.95
AEGON	41,200	October 27, 2009	5.95
AEGON	55,100	October 28, 2009	5.95
AEGON	52,200	October 31, 2009	5.95
Transamerica Corporation	55,000	November 20, 2009	2.70
AEGON	89,800	December 15, 2009	1.74
AEGON	28,200	December 16, 2009	1.74
AEGON	38,800	December 17, 2009	1.74
AEGON	45,900	December 24, 2009	1.74
AEGON	63,300	December 26, 2009	1.74
AEGON	547,100	December 30, 2009	1.74

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2007, the Company had nine short-term notes receivable from the following companies: two notes from Transamerica in the amounts of $314,800 and $56,300 which were due on or before August 28, 2008 and November 28, 2008, respectively; three notes from TIRe in the amounts of $29,700, $8,900 and $100 which were due by December 10, 2008, December 10, 2008 and December 23, 2008, respectively; three notes from AEGON USA Inc., in the amounts of $595,600, $295,000 and $10,600 which were all due on or before December 27, 2008; and one note from MLIC in the amount of $24,300 which was due on or before December 27, 2008. These notes are reported as short-term investments. The Company had two short-term notes payable to MLIC for $26,300 and $47,100 outstanding at December 31, 2007. These notes were due by October 22, 2008 and October 23, 2008, respectively, and bear interest at 5.05%. The Company also had one short-term note payable to Stonebridge Life Insurance Company for $9,900 outstanding at December 31, 2007. This note was due by December 30, 2008 and bears interest at 4.75%. All of these notes described above were repaid prior to their due date.

At December 31, 2007, the Company had three notes payable to Commonwealth General Corporation of $10 each, bearing interest at 6% and due on December 31, 2030. All three notes were repaid during 2008.

During 2008, 2007 and 2006, the Company paid net interest of $3,221, $2,394 and $10,254, respectively, to affiliates.

During 1998, the Company issued life insurance policies to an affiliated company, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $274,086 and $129,948 at December 31, 2008 and 2007, respectively.

13. Commitments and Contingencies

At December 31, 2008 and 2007, the Company has mortgage loan commitments of $149,216 and $366,957, respectively. The Company has contingent commitments for $768,083 and $1,076,309 as of December 31, 2008 and 2007, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $13,387 and $41,780, respectively.

The Company has no private placement commitments outstanding at December 31, 2008. At December 31, 2007, the Company had private placement commitments outstanding of $148,318.

The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis at December 31, 2008. At December 31, 2007, the net amount of securities being acquired (sold) on a TBA basis was $39,101.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company pledged assets as collateral for derivative transactions in the amount of $753,973 and $168,432 at December 31, 2008 and 2007, respectively. In conjunction with derivative transactions, cash in the amount of $1,263,351 and $442,397 and securities in the amount of $577,838 and $42,493 were posted to the Company as of December 31, 2008 and 2007, respectively, which were not included in the financial statements of the Company.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2008 and 2007, the Company has pledged invested assets with a carrying amount of $277,412 and $164,281, respectively, and fair value of $252,447 and $160,861, respectively, in conjunction with these transactions.

The Company had outstanding funding agreements totaling $5,453,131 and $3,531,439 at December 31, 2008 and 2007, respectively, to the Federal Home Loan Bank (FHLB), and the funds received are reported as deposit-type liabilities per SSAP 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2008 and 2007 was $6,275,565 and $4,238,825, respectively. In addition, FHLB requires their common stock to be purchased. The Company owns $252,525 and $176,863 of FHLB common stock at December 31, 2008 and 2007, respectively. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity. Assets in the amount of $10,130,636 and $4,365,740 as of December 31, 2008 and 2007, respectively, were pledged as collateral in conjunction with funding agreements associated with the FHLB.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $4,379,983 and $5,485,324 as of December 31, 2008 and 2007, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $44,753 and $550 at December 31, 2008 and 2007, respectively.

The Company has guaranteed that TFLIC, an affiliate, will maintain capital and surplus amounts in excess of the statutory minimum requirements of $3,000. At December 31, 2008, TFLIC had capital and surplus of $806,474. The Company has recorded no liability for this guarantee.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $13,848 as of December 31, 2008. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

As of December 31, 2008, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $7,220 for which it was paid a fee. This variable rate demand note facility was drawn upon in 2008 and the Company purchased municipal bonds that have a value of approximately $7,300 as of December 31, 2008. The Company believes that these bonds will be either re-marketed or redeemed in the future.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

At December 31, 2008 and 2007, the Company had entered into multiple agreements with commitment amounts of $123,075 and $665,013, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. A draw was made under one of these liquidity facilities in January 2008 for approximately $1,900, which will be repaid in full with interest. The Company believes the chance of additional draws under these agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. There was no notional amount associated with these guarantees as of December 31, 2008. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company is a party to legal proceedings involving a variety of issues incidental to its business including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $28,404 and $14,657 at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,720, $1,645 and $1,879, for the years ended December 31, 2008, 2007 and 2006, respectively.

14. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2008, the future minimum aggregate rental commitments are as follows:

Year	Amount
2009	$16,166
2010	14,581
2011	13,786
2012	11,980
2013	11,411
Thereafter	35,637

The Company, both on its own and through its holdings in Transamerica Realty Investment Properties, LLC, and Transamerica Pyramid Properties, LLC and REAP 4MR, LLC, owns buildings that are rented out to others. Future minimum lease payment receivables under noncancelable leasing arrangements as of December 31, 2008 are as follows:

Year	Amount
2009	$42,233
2010	36,829
2011	31,021
2012	21,973
2013	18,779
Thereafter	17,890

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006, the Company sold $14,391 of agent balances without recourse to an affiliated company. Subsequent to July 1, 2006, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company. The Company did not realize a gain or loss as a result of the sale. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $40,517 and $45,398 were nonadmitted as of December 31, 2008 and 2007, respectively.

The Company has recorded liabilities of $365,846 and $397,703 for municipal reverse repurchase agreements as of December 31, 2008 and 2007, respectively. The reverse repurchase agreements are collateralized by securities with book values of $411,595 and $431,491 as of December 31, 2008 and 2007, respectively. These securities have maturity dates that range from 2009 to 2032 and have a weighted average interest rate of 6.15%.

At December 31, 2008 and 2007, the Company did not participate in dollar reverse repurchase agreements. The Company has no outstanding liability for borrowed money due to participation in dollar reverse repurchase agreements at December 31, 2008 or 2007.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2008 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/ (Loss)
Bonds:
NAIC 3	1	$25	$22	$(3)
NAIC 5	1	570	573	10

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

16. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$103,871,552
Reduce current federal income tax recoverable	(93,046)
Increase admissible deferred income tax asset	4,647

Assets as reported in the accompanying audited statutory-basis balance sheet	$103,783,153

Liabilities as reported in the Company’s Annual Statement	$98,944,678
Adjust current federal income tax payable	—

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$98,944,678

Capital and surplus as reported in the Company’s Annual Statement	$4,926,874
Reduce federal income tax benefit	(93,046)
Increase admissible deferred income tax asset	4,647

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$4,838,475

Statement of Operations:
Statutory net loss as reported in the Company’s Annual
Statement of Operations:	$(528,468)
Reduce federal income tax benefit	(93,046)

Total statutory net income (loss) per financial statements	$(621,514)

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. There were no reconciling items at December 31, 2007 for the year then ended.

93

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$2,398,377	$2,611,369	$2,398,377
States, municipalities and political subdivisions	2,089,361	2,121,967	2,089,361
Foreign governments	820,993	749,141	820,993
Public utilities	3,335,878	3,152,028	3,335,878
All other corporate bonds	42,546,263	34,904,394	42,546,263
Preferred stocks	1,817,213	1,044,049	1,817,213

Total fixed maturities	53,008,085	44,582,948	53,008,085

Equity securities
Common stocks:
Public utilities	985	985	985
Banks, trust and insurance	252,756	252,874	252,874
Industrial, miscellaneous and all other	93,643	86,871	86,871

Total equity securities	347,384	340,730	340,730

Mortgage loans on real estate	10,795,426		10,795,426
Real estate	153,441		153,441
Policy loans	732,588		732,588
Other long-term investments	1,681,347		1,462,223
Cash, cash equivalents and short-term investments	1,428,385		1,428,385

Total investments	$68,146,656		$67,920,878

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

94

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$14,091,409	$—	$235,047	$1,945,161	$1,004,966	$1,663,810	$4,643,168
Individual health	2,663,242	133,884	125,768	501,707	189,216	425,976	183,144
Group life and health	1,416,556	17,766	108,339	370,647	102,526	300,950	178,562
Annuity	23,412,004	—	15,183	4,700,329	2,590,142	5,947,854	9,408,003

	$41,583,211	$151,650	$484,337	$7,517,844	$3,886,850	$8,338,590	$14,412,877

Year ended December 31, 2007
Individual life	$14,160,258	$—	$291,960	$1,784,003	$974,451	$1,713,938	$3,010,914
Individual health	2,515,584	173,739	98,016	515,841	168,242	514,090	229,418
Group life and health	1,411,134	17,552	126,828	378,440	95,968	341,496	229,655
Annuity	26,856,767	—	13,440	5,598,533	2,973,662	7,349,370	1,825,963

	$44,943,743	$191,291	$530,244	$8,276,817	$4,212,323	$9,918,894	$5,295,950

Year ended December 31, 2006
Individual life	$14,023,333	$—	$258,262	$1,753,704	$926,193	$2,662,506	$3,132,589
Individual health	2,233,390	174,278	146,127	520,756	143,355	545,819	208,720
Group life and health	1,346,086	18,439	114,387	370,490	87,486	316,330	158,821
Annuity	31,243,597	—	11,137	4,891,121	3,122,820	6,260,196	880,869

	$48,846,406	$192,717	$529,913	$7,536,071	$4,279,854	$9,784,851	$4,380,999

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

95

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$443,518,542	$837,623,161	$634,967,537	$240,862,918	264%

Premiums:
Individual life	2,471,167	2,071,576	1,545,571	1,945,162	79%
Individual health	573,587	205,331	133,450	501,706	27%
Group life and health	422,904	83,809	31,552	370,647	9%
Annuity	9,841,785	5,242,316	100,860	4,700,329	2%

	$13,309,443	$7,603,032	$1,811,433	$7,517,844	24%

Year ended December 31, 2007
Life insurance in force	$462,923,158	$743,762,690	$569,426,330	$288,586,798	197%

Premiums:
Individual life	$3,996,462	$3,597,084	$1,384,624	$1,784,002	78%
Individual health	592,260	215,035	138,616	515,841	27%
Group life and health	456,124	142,726	65,043	378,441	17%
Annuity	6,432,725	1,241,063	406,871	5,598,533	7%

	$11,477,571	$5,195,908	$1,995,154	$8,276,817	24%

Year ended December 31, 2006
Life insurance in force	$464,208,866	$654,906,658	$472,895,448	$282,197,656	168%

Premiums:
Individual life	$4,048,832	$3,084,932	$789,804	$1,753,704	45%
Individual health	593,920	188,276	115,112	520,756	22%
Group life and health	466,422	150,289	54,357	370,490	15%
Annuity	5,336,017	1,101,616	656,720	4,891,121	13%

	$10,445,191	$4,525,113	$1,615,993	$7,536,071	21%

96

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B

Year Ended December 31, 2008

Transamerica Life Insurance Company Separate

Account VA B

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Life Insurance Company Separate Account VA B,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Transamerica Asset Allocation - Growth VP, Transamerica Asset Allocation - Conservative VP, Transamerica Asset Allocation - Moderate VP, Transamerica Asset Allocation - Moderate Growth VP, Transamerica Equity VP, Transamerica American Century Large Company Value VP, Transamerica MFS International Equity VP, Transamerica Science & Technology VP, Transamerica Capital Guardian Global VP, Transamerica Capital Guardian U.S. Equity VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Templeton Global VP, Transamerica Balanced VP, Transamerica Jennison Growth VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica MFS High Yield VP, Transamerica Growth Opportunities VP, Transamerica BlackRock Large Cap Value VP, Transamerica PIMCO Total Return VP, Transamerica Legg Mason Partners All Cap VP, Transamerica Convertible Securities VP, Transamerica U.S. Government Securities VP, Transamerica U.S. Government Securities VP – PAM Fund – SC, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Growth Stock VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Large Cap Core VP, Transamerica Money Market VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica International Moderate Growth VP – SC, Transamerica Small/Mid Cap Value VP, Transamerica Index 50 VP – SC, Transamerica Index 75 VP – SC, Transamerica Value Balanced VP – SC, Transamerica Efficient Markets VP – SC, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy, Janus Aspen-Mid Cap Growth, Janus Aspen-Mid Cap Value, Janus Aspen-Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity-VIP Contrafund®, Fidelity-VIP Equity-Income, Fidelity-VIP Growth, Fidelity-VIP Growth Opportunities, Fidelity-VIP Mid Cap, Fidelity-VIP Value Strategies, Fidelity-VIP Balanced, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, Franklin Templeton Founding Funds Allocation, RidgeWorth Variable Trust Large Cap Growth Stock, RidgeWorth Variable Trust Large Cap Core Equity, RidgeWorth Variable Trust Mid-Cap Core Equity, RidgeWorth Variable Trust Small Cap Value Equity, RidgeWorth Variable Trust Large Cap Value Equity, MTB Large-Cap Growth Fund II, MTB Large-Cap Value Fund II, MTB Managed Allocation Fund-Aggressive Growth II, MTB Managed Allocation Fund-Conservative Growth II, MTB Managed Allocation Fund-Moderate Growth II, BlackRock Basic Value V.I., BlackRock High Income V.I., BlackRock Global Allocation V.I., Huntington VA Dividend Capture, Huntington VA Growth, Huntington VA Income Equity, Huntington VA International Equity, Huntington VA Macro 100, Huntington VA Mid Corp America, Huntington VA Mortgage Securities, Huntington VA New Economy, Huntington VA Real Strategies, Huntington VA Rotating Markets, Huntington VA Situs, and Huntington VA Balanced Allocation subaccounts), as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B at December 31, 2008, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount

Assets
Investment in securities:
Number of shares - Initial	34,370,470.987	28,948,899.358	56,741,712.907	64,530,727.493

Cost	$395,638,027	$313,886,261	$641,058,620	$780,433,026

Number of shares - Service	8,914,586.551	19,460,393.336	46,046,003.351	79,407,840.065

Cost	$106,061,566	$209,535,793	$545,493,631	$1,000,558,276

Investments in mutual funds, Level 1 quoted prices at net asset value	$283,937,098	$400,340,017	$856,542,548	$1,168,980,162
Receivable for units sold	—	108	—	1,273

Total assets	283,937,098	400,340,125	856,542,548	1,168,981,435

Liabilities
Payable for units redeemed	232	—	151	—

	$283,936,866	$400,340,125	$856,542,397	$1,168,981,435

Net Assets:
Deferred annuity contracts terminable by owners	$283,936,866	$400,340,125	$856,542,397	$1,168,981,435

Total net assets	$283,936,866	$400,340,125	$856,542,397	$1,168,981,435

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation units outstanding: Initial
M& E - 1.25% - Landmark	7,558,510.5531	8,647,551.5349	13,595,291.7366	15,673,930.6503

M&E - 1.25% - Landmark ML	1,436,715.5329	1,010,343.2010	2,314,753.3183	2,430,210.0569

M&E - 1.25% - Freedom	56,071.5971	29,044.8911	49,711.1289	11,234.7268

M&E - 1.30% - Landmark	35,094,527.2165	38,311,729.0831	69,575,753.6796	71,844,448.2772

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	1,190,789.5976	1,846,424.5056	6,539,200.2447	3,325,120.2679

M&E - 1.40% - Landmark	4,449,728.5306	4,133,585.0580	7,774,676.6244	7,733,952.9766

M&E - 1.40% - Landmark ML	4,965,914.9041	2,312,131.4469	4,059,172.4326	5,132,335.0778

M&E - 1.40% - Freedom	2,367,836.3510	1,269,145.1142	1,780,902.9832	3,238,311.5082

M&E - 1.50% - Landmark	28,766,448.0213	29,786,346.8089	47,165,250.9350	53,444,694.9192

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	7,213,728.3254	6,080,714.8718	9,619,220.1470	15,686,853.2215

M&E - 1.50% - Freedom	1,297,644.3683	2,653,275.4536	4,056,303.4059	3,003,954.9694

M&E - 1.55% - Landmark	129,105,459.4057	108,764,395.7237	236,707,541.2127	292,137,936.0613

M&E - 1.55% - Landmark ML	13,691,709.5591	15,567,910.3142	33,230,966.4076	34,506,226.2197

M&E - 1.65% - Freedom	6,135,701.5051	4,324,481.7695	12,166,748.2468	15,724,985.6467

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.943304	$1.084764	$1.074425	$1.021885

M&E - 1.25% - Landmark ML	$0.943304	$1.084764	$1.074425	$1.021885

M&E - 1.25% - Freedom	$0.603440	$0.795090	$0.752513	$0.677869

M&E - 1.30% - Landmark	$0.940202	$1.081182	$1.070860	$1.018489

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	$0.940202	$1.081182	$1.070860	$1.018489

M&E - 1.40% - Landmark	$0.934025	$1.074117	$1.063828	$1.011811

M&E - 1.40% - Landmark ML	$0.934025	$1.074117	$1.063828	$1.011811

M&E - 1.40% - Freedom	$0.883458	$0.978492	$0.980694	$0.945909

M&E - 1.50% - Landmark	$0.927903	$1.067017	$1.056864	$1.005174

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	$0.927903	$1.067017	$1.056864	$1.005174

M&E - 1.50% - Freedom	$0.927903	$1.067017	$1.056864	$1.005174

M&E - 1.55% - Landmark	$0.924844	$1.063539	$1.053395	$1.001893

M&E - 1.55% - Landmark ML	$0.924844	$1.063539	$1.053395	$1.001893

M&E - 1.65% - Freedom	$0.918811	$1.056595	$1.046510	$0.995303

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	$0.909787	$1.046217	$1.036230	$0.985584

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	$0.909787	$1.046217	$1.036230	$0.985584

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	$0.895031	$1.029244	$1.019424	$0.969554

M&E - 2.05% - Landmark ML	$0.895031	$1.029244	$1.019424	$0.969554

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	18,980,839.5507	52,956,878.2215	141,263,459.7303	262,534,324.6309

M&E - 1.30% - Suntrust Landmark	1,959,039.4694	2,724,219.4493	10,195,378.0215	11,799,330.9306

M&E - 1.30% - Landmark Select	671,205.3699	3,142,690.1260	13,573,520.6987	20,202,873.3583

M&E - 1.30% - Huntington Landmark	—	378,336.7804	2,194,156.1111	4,009,232.8822

M&E - 1.30% - Landmark ML	2,911,661.1231	9,178,382.4526	21,289,212.8596	38,294,954.0775

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	8,296,654.3760	10,271,898.0216	26,593,982.8016	68,257,571.0771

M&E - 1.50% - Suntrust Landmark	223,669.1779	905,916.7262	2,576,141.3476	3,198,003.7580

M&E - 1.50% - Landmark Select	265,850.3053	274,911.7965	2,127,271.6780	2,692,412.6471

M&E - 1.50% - Huntington Landmark	11,764.7270	396,219.6351	712,577.6649	2,600,309.8231

M&E - 1.50% - Landmark ML	1,292,830.5777	2,061,585.7494	2,532,345.4563	8,988,995.3054

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	2,340,011.0571	5,122,755.8968	9,682,889.4692	7,463,387.3266

M&E - 1.70% - Freedom	4,730,577.7928	27,859,183.6947	47,185,575.4892	53,967,612.2281

M&E - 1.80% - Landmark	3,944,000.9943	18,735,752.8643	34,493,627.5929	47,639,729.5558

M&E - 1.80% - Suntrust Landmark	25,243.3424	730,575.9182	943,193.8906	927,828.0473

M&E - 1.80% - Landmark Select	6,215.1547	517,646.2788	2,575,991.7187	824,632.7934

M&E - 1.80% - Huntington Landmark	15,453.5427	46,904.3536	347,671.0536	1,176,788.6968

M&E - 1.80% - Landmark ML	166,087.4329	316,733.9050	761,185.0634	3,777,940.2030

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	918,377.4489	3,108,478.9700	2,778,429.8166	2,957,775.9250

M&E - 1.90% - Freedom	795,660.5033	4,894,990.0779	9,962,953.1962	17,142,181.5182

M&E - 1.95% - Landmark	—	522,076.4948	1,871,420.4977	4,923,313.9792

M&E - 1.95% - Landmark Select	—	—	—	35,519.6476

M&E - 1.95% - Huntington Landmark	—	—	125,368.0027	—

M&E - 1.95% - Landmark ML	—	64,638.5001	154,109.9068	2,498,539.5132

M&E - 2.00% - Landmark	575,054.3624	3,437,786.5828	8,496,793.3394	14,394,866.0346

M&E - 2.00% - Suntrust Landmark	64,882.5722	89,251.8535	118,033.2758	393,188.2688

M&E - 2.00% - Landmark Select	—	—	159,160.9206	252,173.5727

M&E - 2.00% - Huntington Landmark	—	501,281.5687	98,629.5612	28,217.6463

M&E - 2.00% - Landmark ML	205,326.1746	340,270.9229	828,735.6952	1,352,322.9264

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	3,468,484.8444	2,482,622.0169	2,991,827.4618	5,083,316.9708

M&E - 2.20% - Freedom	5,195,878.1184	363,493.0835	3,298,802.5558	6,219,743.0493

M&E - 2.30% - Landmark	48,735.5890	105,790.9002	239,876.4146	441,076.4209

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	25,793.6079	404,624.4415	1,125,197.7959

M&E - 2.45% - Landmark	—	104,680.9892	759,633.9827	389,732.4548

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$1.114610	$1.136669	$1.165104	$1.151311

M&E - 1.30% - Suntrust Landmark	$1.114610	$1.136669	$1.165104	$1.151311

M&E - 1.30% - Landmark Select	$1.114610	$1.136669	$1.165104	$1.151311

M&E - 1.30% - Huntington Landmark	$0.611564	$0.795023	$0.750825	$0.681960

M&E - 1.30% - Landmark ML	$1.114610	$1.136669	$1.165104	$1.151311

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$1.102193	$1.124040	$1.152124	$1.138519

M&E - 1.50% - Suntrust Landmark	$1.102193	$1.124040	$1.152124	$1.138519

M&E - 1.50% - Landmark Select	$1.102193	$1.124040	$1.152124	$1.138519

M&E - 1.50% - Huntington Landmark	$0.609976	$0.792975	$0.748882	$0.680208

M&E - 1.50% - Landmark ML	$1.102193	$1.124040	$1.152124	$1.138519

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	$1.092998	$1.114647	$1.142535	$1.128996

M&E - 1.70% - Freedom	$0.655444	$0.832508	$0.798240	$0.727702

M&E - 1.80% - Landmark	$1.083908	$1.105362	$1.133012	$1.119595

M&E - 1.80% - Suntrust Landmark	$1.083908	$1.105362	$1.133012	$1.119595

M&E - 1.80% - Landmark Select	$1.083908	$1.105362	$1.133012	$1.119595

M&E - 1.80% - Huntington Landmark	$0.607626	$0.789912	$0.745998	$0.677580

M&E - 1.80% - Landmark ML	$1.083908	$1.105362	$1.133012	$1.119595

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.080868	$1.102289	$1.129842	$1.116475

M&E - 1.90% - Freedom	$0.652006	$0.828163	$0.794044	$0.723890

M&E - 1.95% - Landmark	—	$0.979668	$0.988819	$0.961203

M&E - 1.95% - Landmark Select	—	$0.793990	$0.764658	$0.716069

M&E - 1.95% - Huntington Landmark	—	$0.793990	$0.764658	$0.716069

M&E - 1.95% - Landmark ML	—	$0.793990	$0.764658	$0.716069

M&E - 2.00% - Landmark	$1.071875	$1.093129	$1.120464	$1.107219

M&E - 2.00% - Suntrust Landmark	$1.071875	$1.093129	$1.120464	$1.107219

M&E - 2.00% - Landmark Select	$1.071875	$1.093129	$1.120464	$1.107219

M&E - 2.00% - Huntington Landmark	$0.606051	$0.787872	$0.744078	$0.675836

M&E - 2.00% - Landmark ML	$1.071875	$1.093129	$1.120464	$1.107219

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	$1.062976	$1.084034	$1.111167	$1.098022

M&E - 2.20% - Freedom	$0.646892	$0.821678	$0.787834	$0.718227

M&E - 2.30% - Landmark	$1.054162	$1.075040	$1.101950	$1.088890

M&E - 2.30% - Suntrust Landmark	$1.054162	$1.075040	$1.101950	$1.088890

M&E - 2.30% - Landmark Select	$1.054162	$1.075040	$1.101950	$1.088890

M&E - 2.30% - Huntington Landmark	$0.603728	$0.784850	$0.741224	$0.673235

M&E - 2.30% - Landmark ML	$1.054162	$1.075040	$1.101950	$1.088890

M&E - 2.35% - Freedom	—	$0.791064	$0.761839	$0.713422

M&E - 2.45% - Landmark	—	$0.790338	$0.761131	$0.712762

M&E - 2.45% - Landmark Select	—	$0.790338	$0.761131	$0.712762

M&E - 2.45% - Huntington Landmark	—	$0.790338	$0.761131	$0.712762

M&E - 2.45% - Landmark ML	—	$0.790338	$0.761131	$0.712762

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,966,698.723	2,503,773.140	11,267,083.435	4,831,687.201

Cost	$248,508,186	$27,102,959	$96,131,138	$21,099,111

Number of shares - Service	378,416.372	134,167.288	699,207.399	349,159.525

Cost	$9,383,174	$1,442,852	$5,637,049	$1,434,200

Investments in mutual funds,
Level 1 quoted prices at net asset value	$154,901,709	$17,514,583	$59,550,176	$13,508,044
Receivable for units sold	—	—	—	1

Total assets	154,901,709	17,514,583	59,550,176	13,508,045

Liabilities
Payable for units redeemed	207	9	26	—

	$154,901,502	$17,514,574	$59,550,150	$13,508,045

Net Assets:
Deferred annuity contracts terminable by owners	$154,901,502	$17,514,574	$59,550,150	$13,508,045

Total net assets	$154,901,502	$17,514,574	$59,550,150	$13,508,045

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	10,646,505.8296	1,556,486.5537	3,521,199.8144	1,357,797.5145

M&E - 1.25% - Landmark ML	2,215,682.8192	316,541.2999	381,599.4824	67,817.5038

M&E - 1.25% - Freedom	439,640.6459	—	784.5545	—

M&E - 1.30% - Landmark	13,655,065.7892	3,701,344.6007	10,366,394.5215	2,077,659.2707

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	536,048.5623	273,454.5967	270,529.1486	137,953.6994

M&E - 1.40% - Landmark	71,304,107.8519	403,911.5138	1,536,193.8245	420,692.8490

M&E - 1.40% - Landmark ML	16,094,928.3059	329,402.4415	840,998.8434	121,575.2172

M&E - 1.40% - Freedom	5,872,697.7489	131,816.6655	247,549.8841	235,628.0552

M&E - 1.50% - Landmark	23,252,214.8065	3,857,179.5768	9,927,631.5569	4,235,760.1555

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	5,886,901.4984	1,088,148.5092	3,117,946.5345	825,187.2191

M&E - 1.50% - Freedom	2,023,801.8518	221,436.4703	310,883.8015	325,659.3689

M&E - 1.55% - Landmark	61,389,145.3814	7,523,830.6055	30,471,257.4172	11,802,047.7374

M&E - 1.55% - Landmark ML	11,160,474.3543	929,215.8332	2,709,058.3468	1,803,307.1787

M&E - 1.65% - Freedom	12,261,597.1350	522,271.3910	1,847,443.1412	818,830.8797

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.751847	$0.794182	$0.837955	$0.504308

M&E - 1.25% - Landmark ML	$0.751847	$0.794182	$0.837955	$0.504308

M&E - 1.25% - Freedom	$0.596343	$0.584947	$0.644262	$0.639825

M&E - 1.30% - Landmark	$0.942915	$0.871172	$1.029702	$0.758555

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	$0.942915	$0.871172	$1.029702	$0.758555

M&E - 1.40% - Landmark	$0.575444	$0.785183	$0.828492	$0.498605

M&E - 1.40% - Landmark ML	$0.575444	$0.785183	$0.828492	$0.498605

M&E - 1.40% - Freedom	$0.837351	$0.818509	$1.021513	$0.710684

M&E - 1.50% - Landmark	$0.737735	$0.779265	$0.822222	$0.494842

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	$0.737735	$0.779265	$0.822222	$0.494842

M&E - 1.50% - Freedom	$0.570557	$0.779265	$0.822222	$0.494842

M&E - 1.55% - Landmark	$0.568132	$0.776339	$0.819162	$0.492975

M&E - 1.55% - Landmark ML	$0.568132	$0.776339	$0.819162	$0.492975

M&E - 1.65% - Freedom	$0.563320	$0.770476	$0.812973	$0.489279

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	$0.912395	$0.842985	$0.996430	$0.734021

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	$0.912395	$0.842985	$0.996430	$0.734021

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	$0.897561	$0.829292	$0.980238	$0.722090

M&E - 2.05% - Landmark ML	$0.897561	$0.829292	$0.980238	$0.722090

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	1,341,899.0790	287,451.5813	733,351.5586	229,936.8752

M&E - 1.30% - Suntrust Landmark	128,188.3419	43,476.3479	9,457.3892	—

M&E - 1.30% - Landmark Select	201,277.4557	9,486.2393	76,013.8976	2,630.9506

M&E - 1.30% - Huntington Landmark	809.7977	6,828.4019	10,030.8306	4,134.2082

M&E - 1.30% - Landmark ML	87,380.6661	119,739.4065	223,404.6324	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	841,765.8005	125,201.1318	327,944.0662	215,990.0910

M&E - 1.50% - Suntrust Landmark	68,561.9374	6,445.3367	8,872.3892	—

M&E - 1.50% - Landmark Select	46,118.2999	—	—	—

M&E - 1.50% - Huntington Landmark	—	13,824.7438	11,197.0352	—

M&E - 1.50% - Landmark ML	271,489.9350	—	29,966.7617	39,899.0575

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	271,067.6013	65,189.2734	144,164.7397	—

M&E - 1.70% - Freedom	134,522.0216	26,043.5549	499,722.7803	49,991.2213

M&E - 1.80% - Landmark	1,294,969.0620	42,054.3190	268,082.2320	396,735.0786

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	2,248.5212	—	1,919.6973	—

M&E - 1.80% - Huntington Landmark	10,428.0515	—	328.0863	—

M&E - 1.80% - Landmark ML	—	—	4,738.7980	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	217,396.1045	85,681.3770	284,315.7506	—

M&E - 1.90% - Freedom	32,468.9012	20,964.0308	142,098.4336	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	54,377.9951	—	18,701.6922	36,462.8228

M&E - 2.00% - Suntrust Landmark	12,466.8284	—	10,722.4828	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	417,090.8989	19,055.9537	99,549.7217	29,858.0448

M&E - 2.20% - Freedom	234,309.5889	60,467.8484	108,299.7514	9,744.9185

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$1.034414	$1.011756	$1.305453	$0.916649

M&E - 1.30% - Suntrust Landmark	$1.034414	$1.011756	$1.305453	$0.916649

M&E - 1.30% - Landmark Select	$1.034414	$1.011756	$1.305453	$0.916649

M&E - 1.30% - Huntington Landmark	$0.583271	$0.606383	$0.661579	$0.579177

M&E - 1.30% - Landmark ML	$1.034414	$1.011756	$1.305453	$0.916649

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$1.022880	$1.000506	$1.290929	$0.906447

M&E - 1.50% - Suntrust Landmark	$1.022880	$1.000506	$1.290929	$0.906447

M&E - 1.50% - Landmark Select	$1.022880	$1.000506	$1.290929	$0.906447

M&E - 1.50% - Huntington Landmark	$0.581764	$0.604816	$0.659866	$0.577678

M&E - 1.50% - Landmark ML	$1.022880	$1.000506	$1.290929	$0.906447

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	$1.014355	$0.992161	$1.280161	$0.898858

M&E - 1.70% - Freedom	$0.610130	$0.668487	$0.718825	$0.636390

M&E - 1.80% - Landmark	$1.005909	$0.983891	$1.269470	$0.891369

M&E - 1.80% - Suntrust Landmark	$1.005909	$0.983891	$1.269470	$0.891369

M&E - 1.80% - Landmark Select	$1.005909	$0.983891	$1.269470	$0.891369

M&E - 1.80% - Huntington Landmark	$0.579516	$0.602469	$0.657313	$0.575450

M&E - 1.80% - Landmark ML	$1.005909	$0.983891	$1.269470	$0.891369

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.003093	$0.981136	$1.265940	$0.888888

M&E - 1.90% - Freedom	$0.606932	$0.664986	$0.715058	$0.633047

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	$0.994743	$0.972989	$1.255425	$0.881506

M&E - 2.00% - Suntrust Landmark	$0.994743	$0.972989	$1.255425	$0.881506

M&E - 2.00% - Landmark Select	$0.994743	$0.972989	$1.255425	$0.881506

M&E - 2.00% - Huntington Landmark	$0.578024	$0.600923	$0.655636	$0.573959

M&E - 2.00% - Landmark ML	$0.994743	$0.972989	$1.255425	$0.881506

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	$0.986483	$0.964907	$1.244990	$0.874170

M&E - 2.20% - Freedom	$0.602171	$0.659771	$0.709461	$0.628096

M&E - 2.30% - Landmark	$0.978314	$0.956905	$1.234692	$0.866929

M&E - 2.30% - Suntrust Landmark	$0.978314	$0.956905	$1.234692	$0.866929

M&E - 2.30% - Landmark Select	$0.978314	$0.956905	$1.234692	$0.866929

M&E - 2.30% - Huntington Landmark	$0.575800	$0.598606	$0.653111	$0.571748

M&E - 2.30% - Landmark ML	$0.978314	$0.956905	$1.234692	$0.866929

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP	Transamerica Capital Guardian U.S. Equity VP	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	14,943,572.602	13,836,327.783	13,173,581.940	4,532,678.575

Cost	$145,011,251	$126,445,043	$214,445,444	$80,930,373

Number of shares - Service	1,342,522.373	941,482.232	770,555.651	531,680.191

Cost	$11,895,437	$9,075,306	$14,331,587	$9,039,734

Investments in mutual funds, Level 1 quoted prices at net asset value	$77,494,962	$69,603,485	$131,957,775	$39,869,394
Receivable for units sold	196	13	—	54

Total assets	77,495,158	69,603,498	131,957,775	39,869,448

Liabilities
Payable for units redeemed	—	—	36	—

	$77,495,158	$69,603,498	$131,957,739	$39,869,448

Net Assets:
Deferred annuity contracts terminable by owners	$77,495,158	$69,603,498	$131,957,739	$39,869,448

Total net assets	$77,495,158	$69,603,498	$131,957,739	$39,869,448

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP	Transamerica Capital Guardian U.S. Equity VP	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,988,503.8255	4,765,132.9677	7,201,640.0289	1,352,498.4323

M&E - 1.25% - Landmark ML	386,629.2703	843,248.5285	1,307,461.9928	101,628.7842

M&E - 1.25% - Freedom	226,934.2777	97,134.8601	436,668.8703	87,241.7723

M&E - 1.30% - Landmark	11,115,037.6958	8,312,241.4009	14,442,041.6860	5,217,285.1729

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	513,732.6449	911,999.8448	965,735.7419	231,077.9406

M&E - 1.40% - Landmark	4,036,101.6642	4,728,902.8344	12,643,669.9231	1,582,150.8169

M&E - 1.40% - Landmark ML	2,216,729.7531	3,433,689.8042	1,402,657.6519	226,338.7907

M&E - 1.40% - Freedom	1,635,943.0099	956,115.9116	6,744,595.1004	201,660.3488

M&E - 1.50% - Landmark	12,738,038.8434	16,130,311.3773	20,758,244.0948	2,885,376.6169

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	2,509,319.6553	2,201,987.2301	4,193,497.5310	323,180.8437

M&E - 1.50% - Freedom	695,906.5856	1,841,628.4067	858,385.8984	197,207.5710

M&E - 1.55% - Landmark	26,656,578.3878	45,556,764.4712	23,112,633.1937	12,259,260.8875

M&E - 1.55% - Landmark ML	3,419,648.5373	6,196,262.6665	2,376,215.8374	1,478,343.4841

M&E - 1.65% - Freedom	7,882,840.6667	6,557,366.5696	2,945,552.8902	599,168.6473

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP	Transamerica Capital Guardian U.S. Equity VP	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP	Transamerica Capital Guardian U.S. Equity VP	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.779443	$0.689369	$0.830890	$1.352468

M&E - 1.25% - Landmark ML	$0.779443	$0.689369	$0.830890	$1.352468

M&E - 1.25% - Freedom	$0.586624	$0.557876	$0.528076	$0.501961

M&E - 1.30% - Landmark	$0.903330	$0.765392	$0.806177	$1.348011

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	$0.903330	$0.765392	$0.806177	$1.348011

M&E - 1.40% - Landmark	$0.997468	$0.610599	$1.861597	$1.339169

M&E - 1.40% - Landmark ML	$0.997468	$0.610599	$1.861597	$1.339169

M&E - 1.40% - Freedom	$0.809056	$0.708555	$0.761873	$1.104858

M&E - 1.50% - Landmark	$0.764846	$0.676432	$0.815297	$1.330377

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	$0.764846	$0.676432	$0.815297	$1.330377

M&E - 1.50% - Freedom	$0.986783	$0.604301	$1.765137	$1.330377

M&E - 1.55% - Landmark	$0.981506	$0.601164	$1.829888	$1.326025

M&E - 1.55% - Landmark ML	$0.981506	$0.601164	$1.830209	$1.326025

M&E - 1.65% - Freedom	$0.971037	$0.594976	$1.735517	$1.317332

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	$0.874107	$0.740641	$0.780091	$1.304410

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	$0.874107	$0.740641	$0.780091	$1.304410

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	$0.859906	$0.728611	$0.767428	$1.283243

M&E - 2.05% - Landmark ML	$0.859906	$0.728611	$0.767428	$1.283243

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	2,030,902.2895	1,904,339.7820	2,707,741.3523	929,477.4467

M&E - 1.30% - Suntrust Landmark	34,909.6485	40,435.6995	66,587.7493	39,015.5611

M&E - 1.30% - Landmark Select	41,586.0027	90,884.5668	87,660.2035	13,313.7415

M&E - 1.30% - Huntington Landmark	2,569.5894	—	1,499.4175	2,102.8371

M&E - 1.30% - Landmark ML	283,132.6506	114,108.2187	174,736.9322	123,666.5575

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	466,358.6560	374,664.2029	473,254.3114	335,876.1273

M&E - 1.50% - Suntrust Landmark	11,137.2441	17,276.3022	22,150.7388	982.9596

M&E - 1.50% - Landmark Select	1,076.9708	2,876.1677	2,591.3144	13,498.3778

M&E - 1.50% - Huntington Landmark	5,375.4889	7,411.9685	9,549.8525	—

M&E - 1.50% - Landmark ML	35,728.5418	62,237.3032	54,795.9270	11,894.6516

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	163,194.8014	158,538.4208	248,671.0477	163,852.7334

M&E - 1.70% - Freedom	1,100,627.1061	602,393.7967	1,821,607.6483	429,111.3135

M&E - 1.80% - Landmark	1,345,767.2859	1,043,183.9029	1,583,263.6398	770,623.8097

M&E - 1.80% - Suntrust Landmark	3,385.8786	4,528.1413	5,733.5869	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	52,194.6738	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	371,456.1349	390,247.6628	406,290.3417	312,080.3880

M&E - 1.90% - Freedom	161,856.6561	101,776.1741	175,588.7854	33,217.4489

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	19,078.2266	18,964.8356	31,010.3692	20,054.8480

M&E - 2.00% - Suntrust Landmark	8,510.4274	—	14,121.7504	15,348.5505

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	444,046.4482	344,563.8278	367,717.9308	248,337.9832

M&E - 2.20% - Freedom	85,011.0348	37,453.1651	36,876.5230	20,620.1318

M&E - 2.30% - Landmark	—	—	—	21,580.4327

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$1.065307	$0.887096	$0.986992	$1.355727

M&E - 1.30% - Suntrust Landmark	$1.065307	$0.887096	$0.986992	$1.355727

M&E - 1.30% - Landmark Select	$1.065307	$0.887096	$0.986992	$1.355727

M&E - 1.30% - Huntington Landmark	$0.589467	$0.560299	$0.549169	$0.565832

M&E - 1.30% - Landmark ML	$1.065307	$0.887096	$0.986992	$1.355727

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$1.053433	$0.877215	$0.976024	$1.340633

M&E - 1.50% - Suntrust Landmark	$1.053433	$0.877215	$0.976024	$1.340633

M&E - 1.50% - Landmark Select	$1.053433	$0.877215	$0.976024	$1.340633

M&E - 1.50% - Huntington Landmark	$0.587947	$0.558849	$0.547754	$0.564377

M&E - 1.50% - Landmark ML	$1.053433	$0.877215	$0.976024	$1.340633

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	$1.044666	$0.869899	$0.967856	$1.329450

M&E - 1.70% - Freedom	$0.623675	$0.590270	$0.589926	$0.639615

M&E - 1.80% - Landmark	$1.035941	$0.862649	$0.959804	$1.318381

M&E - 1.80% - Suntrust Landmark	$1.035941	$0.862649	$0.959804	$1.318381

M&E - 1.80% - Landmark Select	$1.035941	$0.862649	$0.959804	$1.318381

M&E - 1.80% - Huntington Landmark	$0.585674	$0.556689	$0.545635	$0.562192

M&E - 1.80% - Landmark ML	$1.035941	$0.862649	$0.959804	$1.318381

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.033071	$0.860243	$0.957135	$1.314716

M&E - 1.90% - Freedom	$0.620408	$0.587179	$0.586844	$0.636251

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	$1.024482	$0.853089	$0.949158	$1.303760

M&E - 2.00% - Suntrust Landmark	$1.024482	$0.853089	$0.949158	$1.303760

M&E - 2.00% - Landmark Select	$1.024482	$0.853089	$0.949158	$1.303760

M&E - 2.00% - Huntington Landmark	$0.584171	$0.555249	$0.544228	$0.560738

M&E - 2.00% - Landmark ML	$1.024482	$0.853089	$0.949158	$1.303760

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	$1.015984	$0.845995	$0.941285	$1.292959

M&E - 2.20% - Freedom	$0.615548	$0.582583	$0.582238	$0.631266

M&E - 2.30% - Landmark	$1.007544	$0.838987	$0.933472	$1.282223

M&E - 2.30% - Suntrust Landmark	$1.007544	$0.838987	$0.933472	$1.282223

M&E - 2.30% - Landmark Select	$1.007544	$0.838987	$0.933472	$1.282223

M&E - 2.30% - Huntington Landmark	$0.581923	$0.553110	$0.542133	$0.558576

M&E - 2.30% - Landmark ML	$1.007544	$0.838987	$0.933472	$1.282223

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount

Assets
Investment in securities:
Number of shares - Initial	870,548.504	1,647,712.203	3,035,335.722	7,848,885.785

Cost	$17,889,781	$18,871,479	$23,183,305	$99,914,288

Number of shares - Service	113,782.047	914,244.237	85,066.071	170,635.999

Cost	$2,502,957	$10,657,374	$633,610	$2,448,035

Investments in mutual funds, Level 1 quoted prices at net asset value	$13,594,345	$21,423,482	$15,596,905	$65,362,515
Receivable for units sold	90	—	7	—

Total assets	13,594,435	21,423,482	15,596,912	65,362,515

Liabilities
Payable for units redeemed	—	17	—	18

	$13,594,435	$21,423,465	$15,596,912	$65,362,497

Net Assets:
Deferred annuity contracts terminable by owners	$13,594,435	$21,423,465	$15,596,912	$65,362,497

Total net assets	$13,594,435	$21,423,465	$15,596,912	$65,362,497

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	550,837.9505	415,036.7796	1,354,610.7581	6,758,552.5694

M&E - 1.25% - Landmark ML	236,152.3678	40,793.4724	169,826.3887	801,775.6450

M&E - 1.25% - Freedom	64,968.6060	—	56,353.8938	350,271.4547

M&E - 1.30% - Landmark	1,093,666.9511	3,982,852.5917	1,570,022.4022	5,164,152.2158

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	103,238.4334	55,203.3811	62,442.0986	304,256.3999

M&E - 1.40% - Landmark	2,215,270.8943	391,721.5753	4,297,491.5949	7,179,508.0708

M&E - 1.40% - Landmark ML	1,252,953.6890	37,186.7546	2,078,752.2733	5,262,273.3536

M&E - 1.40% - Freedom	256,557.1159	181,476.2408	505,056.9666	2,627,588.5057

M&E - 1.50% - Landmark	1,898,750.8186	947,895.4531	3,291,965.6995	23,458,819.8541

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	484,765.7188	149,459.8482	869,534.5168	2,081,691.0639

M&E - 1.50% - Freedom	241,321.1041	88,686.5459	194,266.2005	472,671.9142

M&E - 1.55% - Landmark	10,075,639.1731	6,714,803.4002	7,600,454.0190	14,888,450.2179

M&E - 1.55% - Landmark ML	2,383,728.4160	522,090.0584	658,625.7995	2,435,265.5447

M&E - 1.65% - Freedom	2,897,757.6914	474,534.7450	1,111,090.0698	2,218,789.4430

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.762491	$1.000543	$0.634782	$0.695084

M&E - 1.25% - Landmark ML	$0.762491	$1.000543	$0.634782	$0.695084

M&E - 1.25% - Freedom	$0.598347	$0.716487	$0.663540	$0.603098

M&E - 1.30% - Landmark	$0.878472	$0.997234	$0.798516	$0.830889

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	$0.878472	$0.997234	$0.798516	$0.830889

M&E - 1.40% - Landmark	$0.442584	$0.990695	$0.625130	$1.072662

M&E - 1.40% - Landmark ML	$0.442584	$0.990695	$0.625130	$1.072662

M&E - 1.40% - Freedom	$0.845500	$0.942547	$0.833538	$0.804122

M&E - 1.50% - Landmark	$0.748171	$0.984186	$0.622889	$0.682042

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	$0.748171	$0.984186	$0.622889	$0.682042

M&E - 1.50% - Freedom	$0.438824	$0.984186	$0.617065	$1.060014

M&E - 1.55% - Landmark	$0.436949	$0.980965	$0.614465	$1.054397

M&E - 1.55% - Landmark ML	$0.436949	$0.980965	$0.614547	$1.054565

M&E - 1.65% - Freedom	$0.433256	$0.974536	$0.606699	$1.042233

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	$0.850089	$0.964991	$0.772700	$0.804014

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	$0.850089	$0.964991	$0.772700	$0.804014

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	$0.836260	$0.949337	$0.760145	$0.790935

M&E - 2.05% - Landmark ML	$0.836260	$0.949337	$0.760145	$0.790935

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	755,951.0691	4,094,354.6811	171,181.8366	423,449.8988

M&E - 1.30% - Suntrust Landmark	69,030.9393	20,968.5014	408.7256	75,544.2688

M&E - 1.30% - Landmark Select	47,668.3657	45,310.4291	—	90,522.9861

M&E - 1.30% - Huntington Landmark	15,585.5683	17,358.0095	398.6644	8,012.9717

M&E - 1.30% - Landmark ML	150,686.0353	317,835.0499	29,113.9293	178,650.9061

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	240,836.7271	1,326,017.3029	64,494.7452	53,562.5787

M&E - 1.50% - Suntrust Landmark	11,293.4933	—	—	3,282.6944

M&E - 1.50% - Landmark Select	2,385.5467	2,481.5455	—	—

M&E - 1.50% - Huntington Landmark	1,005.4385	48,783.7812	—	—

M&E - 1.50% - Landmark ML	31,669.8416	48,440.1679	—	115,690.5376

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	54,525.0006	47,719.6432	—	62,710.6334

M&E - 1.70% - Freedom	128,156.5936	446,753.9848	140,639.6382	345,434.3010

M&E - 1.80% - Landmark	145,186.7907	405,403.3844	16,567.4306	48,338.8588

M&E - 1.80% - Suntrust Landmark	—	13,705.6213	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	161.4647	43,230.3939	—	—

M&E - 1.80% - Landmark ML	—	49,904.3966	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	134,062.0503	5,178.3796	17,133.8699	3,473.9052

M&E - 1.90% - Freedom	30,123.7834	231,609.7778	—	8,630.1814

M&E - 1.95% - Landmark	—	84,232.1371	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	51,298.0565	314,983.3334	2,585.4255	—

M&E - 2.00% - Suntrust Landmark	—	28,146.4195	10,055.2107	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	27,288.0294	—	—

M&E - 2.00% - Landmark ML	—	52,651.6202	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	4,755.1021	32,647.5178	15,325.9456	94,706.0209

M&E - 2.20% - Freedom	30,170.8997	5,571.6926	3,910.5399	45,749.8818

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$0.845780	$1.024219	$0.992743	$0.976983

M&E - 1.30% - Suntrust Landmark	$0.845780	$1.024219	$0.992743	$0.976983

M&E - 1.30% - Landmark Select	$0.845780	$1.024219	$0.992743	$0.976983

M&E - 1.30% - Huntington Landmark	$0.602878	$0.708665	$0.657859	$0.619575

M&E - 1.30% - Landmark ML	$0.845780	$1.024219	$0.992743	$0.976983

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$0.838005	$1.012797	$0.981677	$0.966132

M&E - 1.50% - Suntrust Landmark	$0.838005	$1.012797	$0.981677	$0.966132

M&E - 1.50% - Landmark Select	$0.838005	$1.012797	$0.981677	$0.966132

M&E - 1.50% - Huntington Landmark	$0.601329	$0.706832	$0.656153	$0.617968

M&E - 1.50% - Landmark ML	$0.838005	$1.012797	$0.981677	$0.966132

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	$0.832226	$1.004336	$0.973484	$0.958056

M&E - 1.70% - Freedom	$0.671308	$0.758114	$0.680522	$0.687459

M&E - 1.80% - Landmark	$0.826537	$0.995965	$0.965373	$0.950074

M&E - 1.80% - Suntrust Landmark	$0.826537	$0.995965	$0.965373	$0.950074

M&E - 1.80% - Landmark Select	$0.826537	$0.995965	$0.965373	$0.950074

M&E - 1.80% - Huntington Landmark	$0.599005	$0.704097	$0.653619	$0.615575

M&E - 1.80% - Landmark ML	$0.826537	$0.995965	$0.965373	$0.950074

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$0.824621	$0.993199	$0.962680	$0.947439

M&E - 1.90% - Freedom	$0.667789	$0.754138	$0.676964	$0.683847

M&E - 1.95% - Landmark	—	$0.930174	—	—

M&E - 1.95% - Landmark Select	—	$0.733029	—	—

M&E - 1.95% - Huntington Landmark	—	$0.733029	—	—

M&E - 1.95% - Landmark ML	—	$0.733029	—	—

M&E - 2.00% - Landmark	$0.818977	$0.984952	$0.954687	$0.939564

M&E - 2.00% - Suntrust Landmark	$0.818977	$0.984952	$0.954687	$0.939564

M&E - 2.00% - Landmark Select	$0.818977	$0.984952	$0.954687	$0.939564

M&E - 2.00% - Huntington Landmark	$0.597459	$0.702286	$0.651937	$0.614000

M&E - 2.00% - Landmark ML	$0.818977	$0.984952	$0.954687	$0.939564

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	$0.813353	$0.976767	$0.946742	$0.931759

M&E - 2.20% - Freedom	$0.662573	$0.748230	$0.671651	$0.678498

M&E - 2.30% - Landmark	$0.807793	$0.968657	$0.938904	$0.924036

M&E - 2.30% - Suntrust Landmark	$0.807793	$0.968657	$0.938904	$0.924036

M&E - 2.30% - Landmark Select	$0.807793	$0.968657	$0.938904	$0.924036

M&E - 2.30% - Huntington Landmark	$0.595170	$0.699582	$0.649438	$0.611631

M&E - 2.30% - Landmark ML	$0.807793	$0.968657	$0.938904	$0.924036

M&E - 2.35% - Freedom	—	$0.730313	—	—

M&E - 2.45% - Landmark	—	$0.729646	—	—

M&E - 2.45% - Landmark Select	—	$0.729646	—	—

M&E - 2.45% - Huntington Landmark	—	$0.729646	—	—

M&E - 2.45% - Landmark ML	—	$0.729646	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,223,496.327	8,512,804.173	4,220,612.509	4,644,684.767

Cost	$34,696,812	$76,454,246	$60,402,057	$83,880,908

Number of shares - Service	573,889.638	468,460.411	127,330.697	549,252.955

Cost	$6,286,311	$3,751,189	$1,652,038	$9,605,773

Investments in mutual funds, Level 1 quoted prices at net asset value	$27,984,536	$52,752,815	$33,640,348	$57,622,739
Receivable for units sold	—	45	284	14

Total assets	27,984,536	52,752,860	33,640,632	57,622,753

Liabilities
Payable for units redeemed	7	—	—	—

	$27,984,529	$52,752,860	$33,640,632	$57,622,753

Net Assets:
Deferred annuity contracts terminable by owners	$27,984,529	$52,752,860	$33,640,632	$57,622,753

Total net assets	$27,984,529	$52,752,860	$33,640,632	$57,622,753

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	2,007,851.3411	3,833,075.6511	1,979,733.2330	3,328,197.5817

M&E - 1.25% - Landmark ML	609,382.3403	558,452.3191	360,302.2762	334,965.7280

M&E - 1.25% - Freedom	7,802.8684	179,144.8026	2,431.3950	7,078.2497

M&E - 1.30% - Landmark	1,193,679.7915	6,218,703.2315	4,327,635.2196	7,097,851.4016

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	481,673.4188	439,123.8205	321,925.4682	175,524.6157

M&E - 1.40% - Landmark	2,018,419.8175	3,464,659.4330	869,240.4899	2,184,246.8516

M&E - 1.40% - Landmark ML	1,975,278.8776	1,145,148.3816	493,035.0198	892,719.1778

M&E - 1.40% - Freedom	203,248.4687	669,951.5615	121,857.7573	552,739.3831

M&E - 1.50% - Landmark	6,937,395.6429	8,343,191.0276	4,765,600.4203	8,925,134.9274

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	2,992,884.8464	1,441,658.5772	1,338,802.0090	1,684,331.8948

M&E - 1.50% - Freedom	190,059.0304	277,025.7370	129,598.1016	140,911.8838

M&E - 1.55% - Landmark	13,210,971.1799	20,247,706.7606	11,663,522.5330	17,143,799.1150

M&E - 1.55% - Landmark ML	3,983,865.3512	2,445,999.9933	1,750,086.2194	2,771,413.9910

M&E - 1.65% - Freedom	1,059,830.0349	1,317,420.4194	681,614.0639	1,015,262.6673

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.692121	$1.020431	$1.184124	$1.070125

M&E - 1.25% - Landmark ML	$0.692121	$1.020431	$1.184124	$1.070125

M&E - 1.25% - Freedom	$0.669936	$0.716731	$0.686632	$0.636826

M&E - 1.30% - Landmark	$1.021904	$1.018657	$0.997481	$1.079149

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	$1.021904	$1.018657	$0.997481	$1.079149

M&E - 1.40% - Landmark	$0.601121	$0.988767	$1.170747	$1.174217

M&E - 1.40% - Landmark ML	$0.601121	$0.988767	$1.170747	$1.174217

M&E - 1.40% - Freedom	$0.860837	$0.884503	$0.896999	$1.020960

M&E - 1.50% - Landmark	$0.679147	$1.001309	$1.161916	$1.050083

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	$0.679147	$1.001309	$1.161916	$1.050083

M&E - 1.50% - Freedom	$0.595977	$0.978517	$1.161916	$1.164227

M&E - 1.55% - Landmark	$0.593434	$0.973401	$1.157540	$1.159255

M&E - 1.55% - Landmark ML	$0.593434	$0.973401	$1.157540	$1.159255

M&E - 1.65% - Freedom	$0.588397	$0.963321	$1.148817	$1.149386

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	$0.993766	$0.985729	$0.965243	$1.044240

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	$0.993766	$0.985729	$0.965243	$1.044240

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	$0.980026	$0.969712	$0.949552	$1.027267

M&E - 2.05% - Landmark ML	$0.980026	$0.969712	$0.949552	$1.027267

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	1,023,236.3096	771,011.4519	245,595.0706	1,288,823.4324

M&E - 1.30% - Suntrust Landmark	3,212.4228	85,250.4037	26,990.9073	9,443.3848

M&E - 1.30% - Landmark Select	36,908.2141	36,671.3503	761.8205	2,379.1269

M&E - 1.30% - Huntington Landmark	13,307.2959	7,295.0380	—	443,673.2279

M&E - 1.30% - Landmark ML	1,010,675.7451	81,816.4172	3,267.6527	900,401.4511

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	556,621.6893	266,698.2677	244,880.2410	663,891.0257

M&E - 1.50% - Suntrust Landmark	—	13,550.9620	—	1,859.4069

M&E - 1.50% - Landmark Select	—	7,105.8881	—	—

M&E - 1.50% - Huntington Landmark	10,948.6691	—	1,128.9744	26,911.8959

M&E - 1.50% - Landmark ML	58,520.8215	5,068.3037	1,674.4331	37,754.0284

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	67,234.9135	309,170.4553	64,515.1103	53,071.8572

M&E - 1.70% - Freedom	425,265.5555	408,612.1741	37,875.8602	1,122,070.8190

M&E - 1.80% - Landmark	422,214.7836	145,450.9609	94,168.8787	493,588.9677

M&E - 1.80% - Suntrust Landmark	—	11,567.4378	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	314.9211	—	—	9,548.6904

M&E - 1.80% - Landmark ML	16,813.1504	—	898.7784	6,575.1745

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	158,198.1452	51,754.9399	18,696.9960	22,491.4027

M&E - 1.90% - Freedom	119,104.2880	—	62,441.7411	36,500.8166

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	10,613.3020	48,594.6358	4,375.1692	35,167.2959

M&E - 2.00% - Suntrust Landmark	—	24,956.8915	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	68,464.7997	—	43,000.2525

M&E - 2.00% - Landmark ML	—	—	—	5,735.3437

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	441,733.7032	721,162.5185	39,609.6145	255,162.0083

M&E - 2.20% - Freedom	20,698.0634	10,787.0348	28,100.6344	148,217.6372

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$1.007775	$0.949767	$1.203994	$1.294918

M&E - 1.30% - Suntrust Landmark	$1.007775	$0.949767	$1.203994	$1.294918

M&E - 1.30% - Landmark Select	$1.007775	$0.949767	$1.203994	$1.294918

M&E - 1.30% - Huntington Landmark	$0.641192	$0.742100	$0.624559	$0.663136

M&E - 1.30% - Landmark ML	$1.007775	$0.949767	$1.203994	$1.294918

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$0.996572	$0.939196	$1.190604	$1.280515

M&E - 1.50% - Suntrust Landmark	$0.996572	$0.939196	$1.190604	$1.280515

M&E - 1.50% - Landmark Select	$0.996572	$0.939196	$1.190604	$1.280515

M&E - 1.50% - Huntington Landmark	$0.639529	$0.740194	$0.622948	$0.661424

M&E - 1.50% - Landmark ML	$0.996572	$0.939196	$1.190604	$1.280515

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	$0.988251	$0.931352	$1.180645	$1.269834

M&E - 1.70% - Freedom	$0.691418	$0.776180	$0.670705	$0.708289

M&E - 1.80% - Landmark	$0.980016	$0.923616	$1.170813	$1.259233

M&E - 1.80% - Suntrust Landmark	$0.980016	$0.923616	$1.170813	$1.259233

M&E - 1.80% - Landmark Select	$0.980016	$0.923616	$1.170813	$1.259233

M&E - 1.80% - Huntington Landmark	$0.637063	$0.737339	$0.620535	$0.658855

M&E - 1.80% - Landmark ML	$0.980016	$0.923616	$1.170813	$1.259233

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$0.977285	$0.921031	$1.167543	$1.255742

M&E - 1.90% - Freedom	$0.687785	$0.772135	$0.667186	$0.704580

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	$0.969167	$0.913370	$1.157844	$1.245302

M&E - 2.00% - Suntrust Landmark	$0.969167	$0.913370	$1.157844	$1.245302

M&E - 2.00% - Landmark Select	$0.969167	$0.913370	$1.157844	$1.245302

M&E - 2.00% - Huntington Landmark	$0.635419	$0.735431	$0.618939	$0.657170

M&E - 2.00% - Landmark ML	$0.969167	$0.913370	$1.157844	$1.245302

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	$0.961123	$0.905796	$1.148234	$1.234971

M&E - 2.20% - Freedom	$0.682411	$0.766090	$0.661959	$0.699058

M&E - 2.30% - Landmark	$0.953145	$0.898274	$1.138704	$1.224724

M&E - 2.30% - Suntrust Landmark	$0.953145	$0.898274	$1.138704	$1.224724

M&E - 2.30% - Landmark Select	$0.953145	$0.898274	$1.138704	$1.224724

M&E - 2.30% - Huntington Landmark	$0.632971	$0.732601	$0.616555	$0.654637

M&E - 2.30% - Landmark ML	$0.953145	$0.898274	$1.138704	$1.224724

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	19,807,725.977	9,369,723.276	3,657,198.847	10,993,288.226

Cost	$220,249,555	$112,990,846	$39,851,804	$132,750,381

Number of shares - Service	1,997,841.850	179,525.716	638,038.621	1,417,616.931

Cost	$22,542,690	$2,364,809	$6,659,949	$17,599,487

Investments in mutual funds, Level 1 quoted prices at net asset value	$232,447,353	$70,947,330	$26,654,284	$157,185,717
Receivable for units sold	—	—	—	4

Total assets	232,447,353	70,947,330	26,654,284	157,185,721

Liabilities
Payable for units redeemed	35	38	5	—

	$232,447,318	$70,947,292	$26,654,279	$157,185,721

Net Assets:
Deferred annuity contracts terminable by owners	$232,447,318	$70,947,292	$26,654,279	$157,185,721

Total net assets	$232,447,318	$70,947,292	$26,654,279	$157,185,721

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	5,333,905.5331	5,525,735.0502	733,236.2599	8,037,043.8316

M&E - 1.25% - Landmark ML	1,233,307.7188	678,338.3363	80,909.2977	2,156,806.8827

M&E - 1.25% - Freedom	179,905.0209	117,423.3137	—	268,176.2832

M&E - 1.30% - Landmark	26,140,138.6383	8,395,666.1868	4,082,376.3107	9,826,093.2723

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	3,427,838.4851	658,511.6479	293,781.5208	1,121,301.2785

M&E - 1.40% - Landmark	7,431,706.8676	2,555,330.1252	1,106,099.7130	8,357,609.5659

M&E - 1.40% - Landmark ML	2,908,625.1185	724,272.3682	348,328.7435	2,423,276.5329

M&E - 1.40% - Freedom	2,465,684.4249	1,896,952.2106	242,463.8063	2,736,470.5600

M&E - 1.50% - Landmark	18,154,432.8554	22,482,142.4284	2,426,293.9926	15,633,526.5478

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	6,288,883.6842	4,480,864.6917	548,946.9318	6,347,977.2363

M&E - 1.50% - Freedom	2,131,759.1118	484,969.7507	95,928.5015	497,926.7700

M&E - 1.55% - Landmark	85,050,133.8644	31,593,824.6913	10,548,233.6597	27,986,392.5242

M&E - 1.55% - Landmark ML	12,276,340.1177	4,194,947.7922	1,284,436.4401	5,776,293.9858

M&E - 1.65% - Freedom	4,346,726.6990	3,769,086.9696	489,868.7754	2,564,117.4678

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.210180	$0.764045	$1.035882	$1.263925

M&E - 1.25% - Landmark ML	$1.210180	$0.764045	$1.035882	$1.263925

M&E - 1.25% - Freedom	$1.017843	$0.599986	$0.715652	$1.095199

M&E - 1.30% - Landmark	$1.206188	$0.832433	$1.032458	$1.237053

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	$1.206188	$0.832433	$1.032458	$1.237053

M&E - 1.40% - Landmark	$1.198265	$0.830857	$1.025677	$1.740018

M&E - 1.40% - Landmark ML	$1.198265	$0.830857	$1.025677	$1.740018

M&E - 1.40% - Freedom	$1.106069	$0.795640	$0.894955	$1.172629

M&E - 1.50% - Landmark	$1.190434	$0.749723	$1.018964	$1.240250

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	$1.190434	$0.749723	$1.018964	$1.240250

M&E - 1.50% - Freedom	$1.190434	$0.823757	$1.018964	$1.711486

M&E - 1.55% - Landmark	$1.186501	$0.820246	$1.015596	$1.713214

M&E - 1.55% - Landmark ML	$1.186501	$0.820246	$1.015596	$1.713467

M&E - 1.65% - Freedom	$1.178731	$0.813281	$1.008953	$1.680100

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	$1.167202	$0.805520	$0.999077	$1.197073

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	$1.167202	$0.805520	$0.999077	$1.197073

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	$1.148224	$0.792432	$0.982847	$1.177615

M&E - 2.05% - Landmark ML	$1.148224	$0.792432	$0.982847	$1.177615

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	6,679,773.7894	324,556.6376	949,920.5249	6,921,501.4184

M&E - 1.30% - Suntrust Landmark	466,392.9863	22,381.7198	23,305.8590	184,297.2809

M&E - 1.30% - Landmark Select	387,208.2485	5,392.1891	20,643.1671	566,435.2579

M&E - 1.30% - Huntington Landmark	260,885.8008	3,870.3361	22,162.0789	53,393.0335

M&E - 1.30% - Landmark ML	2,023,097.8622	198,918.7955	146,437.8004	766,450.2144

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	1,628,536.8302	224,376.4156	261,484.5750	1,832,581.7273

M&E - 1.50% - Suntrust Landmark	76,001.0084	—	17,377.3674	17,753.8547

M&E - 1.50% - Landmark Select	21,524.7626	1,706.6363	—	35,562.3188

M&E - 1.50% - Huntington Landmark	36,277.6184	—	2,772.7474	59,552.0078

M&E - 1.50% - Landmark ML	18,847.8940	1,035.9792	6,188.5607	245,291.8406

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	707,296.0288	20,730.1725	1,355,982.6172	768,113.2954

M&E - 1.70% - Freedom	2,498,454.3145	218,649.7963	247,413.1757	1,422,883.5548

M&E - 1.80% - Landmark	2,393,612.7897	54,310.4914	594,031.9970	891,296.5559

M&E - 1.80% - Suntrust Landmark	22,648.2548	—	—	175,212.8385

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	23,025.4456	—	—	2,077.3807

M&E - 1.80% - Landmark ML	126,990.9676	—	—	23,913.1536

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	520,577.5094	29,920.1928	78,139.8448	176,497.7963

M&E - 1.90% - Freedom	211,893.5819	81,082.8734	6,687.8330	444,400.1505

M&E - 1.95% - Landmark	296,881.7629	—	—	236,577.1119

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	39,511.2823	—	—	—

M&E - 2.00% - Landmark	303,187.8835	14,083.1529	—	33,712.3115

M&E - 2.00% - Suntrust Landmark	—	—	51,709.2676	16,955.2841

M&E - 2.00% - Landmark Select	—	—	—	49,322.0196

M&E - 2.00% - Huntington Landmark	129,233.2312	—	66,266.1720	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	700,796.4894	202,655.8257	53,550.6873	872,047.6663

M&E - 2.20% - Freedom	47,712.5768	26,454.8573	51,112.3152	200,535.7387

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	24,796.0392

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$1.104986	$1.024022	$1.045137	$1.148918

M&E - 1.30% - Suntrust Landmark	$1.104986	$1.024022	$1.045137	$1.148918

M&E - 1.30% - Landmark Select	$1.104986	$1.024022	$1.045137	$1.148918

M&E - 1.30% - Huntington Landmark	$0.992107	$0.626208	$0.676050	$1.076377

M&E - 1.30% - Landmark ML	$1.104986	$1.024022	$1.045137	$1.148918

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$1.092698	$1.012622	$1.033496	$1.136157

M&E - 1.50% - Suntrust Landmark	$1.092698	$1.012622	$1.033496	$1.136157

M&E - 1.50% - Landmark Select	$1.092698	$1.012622	$1.033496	$1.136157

M&E - 1.50% - Huntington Landmark	$0.989548	$0.624586	$0.674309	$1.073604

M&E - 1.50% - Landmark ML	$1.092698	$1.012622	$1.033496	$1.136157

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	$1.083573	$1.004173	$1.024879	$1.126684

M&E - 1.70% - Freedom	$1.057139	$0.666777	$0.714117	$1.140067

M&E - 1.80% - Landmark	$1.074549	$0.995802	$1.016333	$1.117307

M&E - 1.80% - Suntrust Landmark	$1.074549	$0.995802	$1.016333	$1.117307

M&E - 1.80% - Landmark Select	$1.074549	$0.995802	$1.016333	$1.117307

M&E - 1.80% - Huntington Landmark	$0.985737	$0.622165	$0.671695	$1.069457

M&E - 1.80% - Landmark ML	$1.074549	$0.995802	$1.016333	$1.117307

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.071547	$0.993038	$1.013496	$1.114167

M&E - 1.90% - Freedom	$1.051601	$0.663281	$0.710376	$1.134074

M&E - 1.95% - Landmark	$1.072024	—	—	$1.126486

M&E - 1.95% - Landmark Select	$0.917950	—	—	$1.030339

M&E - 1.95% - Huntington Landmark	$0.917950	—	—	$1.030339

M&E - 1.95% - Landmark ML	$0.917950	—	—	$1.030339

M&E - 2.00% - Landmark	$1.062622	$0.984780	$1.005059	$1.104917

M&E - 2.00% - Suntrust Landmark	$1.062622	$0.984780	$1.005059	$1.104917

M&E - 2.00% - Landmark Select	$1.062622	$0.984780	$1.005059	$1.104917

M&E - 2.00% - Huntington Landmark	$0.983201	$0.620571	$0.669972	$1.066715

M&E - 2.00% - Landmark ML	$1.062622	$0.984780	$1.005059	$1.104917

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	$1.053799	$0.976595	$0.996728	$1.095748

M&E - 2.20% - Freedom	$1.043383	$0.658077	$0.704811	$1.125215

M&E - 2.30% - Landmark	$1.045059	$0.968496	$0.988465	$1.086641

M&E - 2.30% - Suntrust Landmark	$1.045059	$0.968496	$0.988465	$1.086641

M&E - 2.30% - Landmark Select	$1.045059	$0.968496	$0.988465	$1.086641

M&E - 2.30% - Huntington Landmark	$0.979433	$0.618184	$0.667396	$1.062619

M&E - 2.30% - Landmark ML	$1.045059	$0.968496	$0.988465	$1.086641

M&E - 2.35% - Freedom	$0.914573	—	—	$1.026549

M&E - 2.45% - Landmark	$0.913723	—	—	$1.025589

M&E - 2.45% - Landmark Select	$0.913723	—	—	$1.025589

M&E - 2.45% - Huntington Landmark	$0.913723	—	—	$1.025589

M&E - 2.45% - Landmark ML	$0.913723	—	—	$1.025589

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	21,265,317.091	7,375,530.623	9,799,137.458

Cost	$—	$335,850,965	$135,541,060	$96,656,690

Number of shares - Service	10,983,024.349	564,702.700	185,656.792	695,216.379

Cost	$135,648,626	$9,072,079	$4,184,756	$6,439,703

Investments in mutual funds, Level 1 quoted prices at net asset value	$141,241,693	$181,872,300	$104,327,678	$55,249,627
Receivable for units sold	—	—	—	—

Total assets	141,241,693	181,872,300	104,327,678	55,249,627

Liabilities
Payable for units redeemed	195	42	22	7

	$141,241,498	$181,872,258	$104,327,656	$55,249,620

Net Assets:
Deferred annuity contracts terminable by owners	$141,241,498	$181,872,258	$104,327,656	$55,249,620

Total net assets	$141,241,498	$181,872,258	$104,327,656	$55,249,620

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	11,213,829.8026	5,058,649.1408	4,124,402.8254

M&E - 1.25% - Landmark ML	—	2,274,023.2134	2,157,827.8048	451,851.6906

M&E - 1.25% - Freedom	—	1,306,519.5112	559,780.3344	75,660.3665

M&E - 1.30% - Landmark	—	18,721,357.0229	11,727,252.6488	10,413,685.1129

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	1,010,761.5217	711,383.3905	602,802.0238

M&E - 1.40% - Landmark	—	16,676,646.4466	10,753,415.6817	2,306,402.6996

M&E - 1.40% - Landmark ML	—	2,855,269.1861	2,703,334.2904	1,047,329.8953

M&E - 1.40% - Freedom	—	9,397,198.8525	5,569,081.4675	223,967.6629

M&E - 1.50% - Landmark	—	27,462,329.6541	14,905,045.6101	9,979,379.7276

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	7,331,452.6061	5,459,913.7194	3,042,830.3353

M&E - 1.50% - Freedom	—	638,906.3196	226,814.5301	454,334.7508

M&E - 1.55% - Landmark	—	22,141,452.2890	14,376,677.4572	34,993,387.7498

M&E - 1.55% - Landmark ML	—	3,327,964.6416	2,866,040.9026	5,034,266.0276

M&E - 1.65% - Freedom	—	2,964,097.1702	1,599,200.7398	2,133,106.4734

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	27,987.0487

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	$0.933660	$0.724573	$0.789781

M&E - 1.25% - Landmark ML	—	$0.933660	$0.724573	$0.789781

M&E - 1.25% - Freedom	—	$0.606542	$0.584441	$0.646321

M&E - 1.30% - Landmark	—	$0.919503	$0.828338	$0.854110

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	$0.919503	$0.828338	$0.854110

M&E - 1.40% - Landmark	—	$2.197930	$2.085647	$0.622691

M&E - 1.40% - Landmark ML	—	$2.197930	$2.085647	$0.622691

M&E - 1.40% - Freedom	—	$0.862054	$0.779347	$0.798829

M&E - 1.50% - Landmark	—	$0.916196	$0.710983	$0.774981

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	$0.916196	$0.710983	$0.774981

M&E - 1.50% - Freedom	—	$2.159617	$2.049269	$0.617387

M&E - 1.55% - Landmark	—	$2.160526	$2.050103	$0.614725

M&E - 1.55% - Landmark ML	—	$2.160832	$2.050466	$0.614725

M&E - 1.65% - Freedom	—	$2.123425	$2.014929	$0.609515

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	$0.889780	$0.801575	$0.826476

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	$0.889780	$0.801575	$0.826476
See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	$0.875303	$0.788529	$0.813043

M&E - 2.05% - Landmark ML	—	$0.875303	$0.788529	$0.813043

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	113,960.6555	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	51,195,489.2137	1,385,163.2388	534,036.7649	984,353.2506

M&E - 1.30% - Suntrust Landmark	8,033,492.2143	124,444.6296	208,125.2579	85,352.2146

M&E - 1.30% - Landmark Select	6,882,209.8459	210,107.7147	269,390.1335	51,063.6977

M&E - 1.30% - Huntington Landmark	691,758.3159	2,218.6837	4,277.1203	3,565.0353

M&E - 1.30% - Landmark ML	2,967,249.9334	239,629.3679	82,485.0063	210,065.4547

M&E - 1.40% - Landmark	123,244.8881	—	—	—

M&E - 1.40% - Landmark ML	9,752.9276	—	—	—

M&E - 1.40% - Freedom	50,676.9142	—	—	—

M&E - 1.50% - Landmark	24,099,392.8306	882,395.1879	412,190.3995	337,978.3247

M&E - 1.50% - Suntrust Landmark	2,077,716.7263	1,401.5582	11,820.9796	24,261.4457

M&E - 1.50% - Landmark Select	2,154,478.4396	24,395.2406	690.5097	—

M&E - 1.50% - Huntington Landmark	237,732.2293	8,791.6630	—	970.7067

M&E - 1.50% - Landmark ML	2,584,013.0843	82,623.0380	21,705.5958	12,008.6721

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	3,182,166.7021	154,647.0239	108,896.7016	196,757.0500

M&E - 1.70% - Freedom	575,634.2998	425,877.3597	128,217.5463	290,417.2786

M&E - 1.80% - Landmark	10,051,543.6958	448,565.2495	546,780.9928	918,792.9515

M&E - 1.80% - Suntrust Landmark	328,459.2155	—	1,947.6657	—

M&E - 1.80% - Landmark Select	225,821.5843	—	2,453.5257	—

M&E - 1.80% - Huntington Landmark	61,204.1286	—	—	329.2413

M&E - 1.80% - Landmark ML	200,661.2590	49,864.0465	57,107.4798	1,654.0456

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	2,882,925.4608	110,183.2554	51,104.8490	35,655.6101

M&E - 1.90% - Freedom	787,322.7615	133,321.3160	—	57,694.9679

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	3,596,171.7767	65,983.0322	5,220.1370	79,951.8332

M&E - 2.00% - Suntrust Landmark	583,572.9538	12,260.1265	—	5,797.7422

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	268,618.8689	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	308,250.3196	289,429.7029	194,406.2723

M&E - 2.20% - Freedom	—	58,453.1003	69,327.4562	13,717.1482

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.167287	—	—	—

M&E - 1.25% - Landmark ML	$1.167287	—	—	—

M&E - 1.25% - Freedom	$1.091239	—	—	—

M&E - 1.30% - Landmark	$1.148918	$1.060199	$0.941301	$1.091873

M&E - 1.30% - Suntrust Landmark	$1.148918	$1.060199	$0.941301	$1.091873

M&E - 1.30% - Landmark Select	$1.148918	$1.060199	$0.941301	$1.091873

M&E - 1.30% - Huntington Landmark	$1.076377	$0.634294	$0.588938	$0.636581

M&E - 1.30% - Landmark ML	$1.148918	$1.060199	$0.941301	$1.091873

M&E - 1.40% - Landmark	$1.158420	—	—	—

M&E - 1.40% - Landmark ML	$1.158420	—	—	—

M&E - 1.40% - Freedom	$1.159089	—	—	—

M&E - 1.50% - Landmark	$1.136157	$1.048400	$0.930799	$1.079705

M&E - 1.50% - Suntrust Landmark	$1.136157	$1.048400	$0.930799	$1.079705

M&E - 1.50% - Landmark Select	$1.136157	$1.048400	$0.930799	$1.079705

M&E - 1.50% - Huntington Landmark	$1.073604	$0.632658	$0.587412	$0.634930

M&E - 1.50% - Landmark ML	$1.136157	$1.048400	$0.930799	$1.079705

M&E - 1.50% - Freedom	$1.152530	—	—	—

M&E - 1.55% - Landmark	$1.149598	—	—	—

M&E - 1.55% - Landmark ML	$1.149598	—	—	—

M&E - 1.65% - Freedom	$1.126684	$1.039653	$0.923050	$1.070714

M&E—1.70% - Freedom	$1.140067	$0.697469	$0.655934	$0.635650

M&E - 1.80% - Landmark	$1.117307	$1.030996	$0.915360	$1.061784

M&E - 1.80% - Suntrust Landmark	$1.117307	$1.030996	$0.915360	$1.061784

M&E - 1.80% - Landmark Select	$1.135955	$1.030996	$0.915360	$1.061784

M&E - 1.80% - Huntington Landmark	$1.069457	$0.630206	$0.585143	$0.632477

M&E - 1.80% - Landmark ML	$1.117307	$1.030996	$0.915360	$1.061784

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.114167	$1.028121	$0.912803	$1.058835

M&E - 1.90% - Freedom	$1.134074	$0.693818	$0.652487	$0.632312

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	$1.104917	$1.019581	$0.905214	$1.050007

M&E - 2.00% - Suntrust Landmark	$1.104917	$1.019581	$0.905214	$1.050007

M&E - 2.00% - Landmark Select	$1.104917	$1.019581	$0.905214	$1.050007

M&E - 2.00% - Huntington Landmark	$1.066715	$0.628587	$0.583637	$0.630841

M&E - 2.00% - Landmark ML	$1.104917	$1.019581	$0.905214	$1.050007

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	$1.011108	$0.897696	$1.041318

M&E - 2.20% - Freedom	—	$0.688386	$0.647377	$0.627366

M&E - 2.30% - Landmark	—	$1.002716	$0.890252	$1.032666

M&E - 2.30% - Suntrust Landmark	—	$1.002716	$0.890252	$1.032666

M&E - 2.30% - Landmark Select	—	$1.002716	$0.890252	$1.032666

M&E - 2.30% - Huntington Landmark	—	$0.626168	$0.581395	$0.628422

M&E - 2.30% - Landmark ML	—	$1.002716	$0.890252	$1.032666

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	10,940,862.430	7,025,450.995	307,732,436.760	1,410,597.416

Cost	$138,590,212	$105,936,674	$307,732,437	$25,411,196

Number of shares - Service	710,035.029	174,309.325	82,376,489.840	75,492.930

Cost	$10,423,182	$2,844,139	$82,376,490	$1,683,510

Investments in mutual funds, Level 1 quoted prices at net asset value	$101,691,034	$65,477,197	$390,108,927	$20,184,644
Receivable for units sold	74	—	303	96

Total assets	101,691,108	65,477,197	390,109,230	20,184,740

Liabilities
Payable for units redeemed	—	11	—	—

	$101,691,108	$65,477,186	$390,109,230	$20,184,740

Net Assets:
Deferred annuity contracts terminable by owners	$101,691,108	$65,477,186	$390,109,230	$20,184,740

Total net assets	$101,691,108	$65,477,186	$390,109,230	$20,184,740

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	4,675,082.8509	3,988,563.7693	14,363,188.1382	3,179,743.1885

M&E - 1.25% - Landmark ML	1,297,411.4498	1,578,030.2994	1,973,968.9566	723,116.5819

M&E - 1.25% - Freedom	607,184.7899	275,627.7088	180,892.9712	12,752.9646

M&E - 1.30% - Landmark	7,454,721.7003	2,191,967.3702	39,025,471.5123	4,266,939.3924

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	699,208.4821	209,226.0485	3,523,405.3372	226,341.1768

M&E - 1.40% - Landmark	14,696,282.6624	14,289,118.9797	13,554,516.7403	1,447,535.8243

M&E - 1.40% - Landmark ML	3,525,932.3382	1,518,231.8075	3,540,344.1433	129,488.0954

M&E - 1.40% - Freedom	4,014,823.8050	4,764,335.6718	2,916,538.1926	20,875.9568

M&E - 1.50% - Landmark	10,377,519.5427	7,589,903.4142	49,732,767.3662	8,039,656.9824

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	3,052,859.5083	4,017,111.0815	4,595,766.0355	2,453,311.8020

M&E - 1.50% - Freedom	709,350.0874	407,949.5322	2,827,278.5588	117,589.9376

M&E - 1.55% - Landmark	20,317,024.7619	2,883,827.8395	91,391,303.3243	11,288,564.1288

M&E - 1.55% - Landmark ML	3,256,334.6195	909,559.5623	7,449,066.3556	2,435,360.1719

M&E - 1.65% - Freedom	2,860,665.2670	1,692,996.7712	5,581,228.7481	859,907.4350

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.967802	$0.771208	$1.107014	$0.528867

M&E - 1.25% - Landmark ML	$0.967802	$0.771208	$1.107014	$0.528867

M&E - 1.25% - Freedom	$0.639849	$0.582120	$1.035943	$0.594140

M&E - 1.30% - Landmark	$1.167904	$0.843426	$1.090459	$0.715572

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	$1.167904	$0.843426	$1.090459	$0.715572

M&E - 1.40% - Landmark	$1.413790	$2.126141	$1.482566	$0.522860

M&E - 1.40% - Landmark ML	$1.413790	$2.126141	$1.482566	$0.522860

M&E - 1.40% - Freedom	$1.061641	$0.798292	$1.094434	$0.786821

M&E - 1.50% - Landmark	$0.949656	$0.756748	$1.086255	$0.518920

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	$0.949656	$0.756748	$1.086255	$0.518920

M&E - 1.50% - Freedom	$1.215941	$1.572424	$1.378481	$0.518920

M&E - 1.55% - Landmark	$1.389689	$2.089912	$1.457374	$0.516977

M&E - 1.55% - Landmark ML	$1.389928	$2.090260	$1.457617	$0.516977

M&E - 1.65% - Freedom	$1.195589	$1.546049	$1.355365	$0.513072

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	$1.130128	$0.816158	$1.055212	$0.692441

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	$1.130128	$0.816158	$1.055212	$0.692441

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	$1.111759	$0.802895	$1.038057	$0.681183

M&E - 2.05% - Landmark ML	$1.111759	$0.802895	$1.038057	$0.681183

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	1,312,420.3272	122,223.6651	34,853,628.6266	412,219.4624

M&E - 1.30% - Suntrust Landmark	34,505.9321	56,054.7971	1,015,146.8120	28,646.9909

M&E - 1.30% - Landmark Select	27,131.7118	11,596.2062	2,004,749.6210	21,375.1276

M&E - 1.30% - Huntington Landmark	67,733.6716	1,054.3507	85,232.2189	14,593.6650

M&E - 1.30% - Landmark ML	469,127.9323	523,097.1057	2,906,437.8339	33,863.0588

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	687,594.6251	170,770.8718	10,255,855.7991	174,547.0670

M&E - 1.50% - Suntrust Landmark	50,265.4498	—	627,442.0074	9,554.3981

M&E - 1.50% - Landmark Select	—	2,048.1674	215,801.3401	13,029.0226

M&E - 1.50% - Huntington Landmark	1,896.2787	7,973.4283	—	—

M&E - 1.50% - Landmark ML	108,309.9690	—	493,516.7759	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	140,547.8088	26,376.5030	2,866,311.1144	89,193.6692

M&E - 1.70% - Freedom	785,316.1709	658,843.2271	10,380,130.8533	167,256.0602

M&E - 1.80% - Landmark	450,936.3595	281,014.3650	4,475,160.0478	111,461.2385

M&E - 1.80% - Suntrust Landmark	—	—	28,305.1272	268.8382

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	4,217.9735	—	73,537.3181	—

M&E - 1.80% - Landmark ML	12,671.0942	52,346.6220	102,127.5363	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	198,001.8516	4,098.7135	1,313,697.6940	17,798.5145

M&E - 1.90% - Freedom	93,823.8252	—	676,118.1788	25,842.3642

M&E - 1.95% - Landmark	—	—	76,986.1289	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	95,776.7424	—	542,855.8346	—

M&E - 2.00% - Suntrust Landmark	—	—	147,020.6115	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	20,324.4502

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	316,075.3996	31,001.1741	1,286,239.0261	23,996.6864

M&E - 2.20% - Freedom	130,440.5501	31,643.8220	2,219,365.2755	33,665.1614

M&E - 2.30% - Landmark	—	—	73,898.8624	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	499,848.5459	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$1.402810	$0.919121	$1.078019	$0.919274

M&E - 1.30% - Suntrust Landmark	$1.402810	$0.919121	$1.078019	$0.919274

M&E - 1.30% - Landmark Select	$1.402810	$0.919121	$1.078019	$0.919274

M&E - 1.30% - Huntington Landmark	$0.646499	$0.588619	$1.018414	$0.576211

M&E - 1.30% - Landmark ML	$1.402810	$0.919121	$1.078019	$0.919274

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$1.387180	$0.908899	$1.066018	$0.909040

M&E - 1.50% - Suntrust Landmark	$1.387180	$0.908899	$1.066018	$0.909040

M&E - 1.50% - Landmark Select	$1.387180	$0.908899	$1.066018	$0.909040

M&E - 1.50% - Huntington Landmark	$0.644829	$0.587099	$1.015806	$0.574717

M&E - 1.50% - Landmark ML	$1.387180	$0.908899	$1.066018	$0.909040

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	$1.375634	$0.901309	$1.057122	$0.901458

M&E - 1.70% - Freedom	$0.717685	$0.645728	$1.055058	$0.628577

M&E - 1.80% - Landmark	$1.364159	$0.893804	$1.048328	$0.893953

M&E - 1.80% - Suntrust Landmark	$1.364159	$0.893804	$1.048328	$0.893953

M&E - 1.80% - Landmark Select	$1.364159	$0.893804	$1.048328	$0.893953

M&E - 1.80% - Huntington Landmark	$0.642343	$0.584830	$1.011879	$0.572498

M&E - 1.80% - Landmark ML	$1.364159	$0.893804	$1.048328	$0.893953

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.360375	$0.891317	$1.045395	$0.891443

M&E - 1.90% - Freedom	$0.713948	$0.642348	$1.049513	$0.625274

M&E - 1.95% - Landmark	—	—	$1.047238	—

M&E - 1.95% - Landmark Select	—	—	$1.000804	—

M&E - 1.95% - Huntington Landmark	—	—	$1.000804	—

M&E - 1.95% - Landmark ML	—	—	$1.000804	—

M&E - 2.00% - Landmark	$1.349067	$0.883883	$1.036718	$0.884047

M&E - 2.00% - Suntrust Landmark	$1.349067	$0.883883	$1.036718	$0.884047

M&E - 2.00% - Landmark Select	$1.349067	$0.883883	$1.036718	$0.884047

M&E - 2.00% - Huntington Landmark	$0.640688	$0.583323	$1.009279	$0.571014

M&E - 2.00% - Landmark ML	$1.349067	$0.883883	$1.036718	$0.884047

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	$1.337860	$0.876554	$1.028091	$0.876694

M&E - 2.20% - Freedom	$0.708350	$0.637320	$1.041332	$0.620384

M&E - 2.30% - Landmark	$1.326757	$0.869283	$1.019563	$0.869420

M&E - 2.30% - Suntrust Landmark	$1.326757	$0.869283	$1.019563	$0.869420

M&E - 2.30% - Landmark Select	$1.326757	$0.869283	$1.019563	$0.869420

M&E - 2.30% - Huntington Landmark	$0.638216	$0.581078	$1.005408	$0.568826

M&E - 2.30% - Landmark ML	$1.326757	$0.869283	$1.019563	$0.869420

M&E - 2.35% - Freedom	—	—	$0.997130	—

M&E - 2.45% - Landmark	—	—	$0.996216	—

M&E - 2.45% - Landmark Select	—	—	$0.996216	—

M&E - 2.45% - Huntington Landmark	—	—	$0.996216	—

M&E - 2.45% - Landmark ML	—	—	$0.996216	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	9,569,455.512	—	—

Cost	$—	$122,881,549	$—	$—

Number of shares - Service	11,767,296.891	63,509.552	664,464.576	2,026,345.566

Cost	$119,563,071	$1,007,232	$5,780,130	$16,706,546

Investments in mutual funds, Level 1 quoted prices at net asset value	$78,605,543	$111,735,409	$5,488,477	$14,772,059
Receivable for units sold	8	—	6	—

Total assets	78,605,551	111,735,409	5,488,483	14,772,059

Liabilities
Payable for units redeemed	—	3	—	14

	$78,605,551	$111,735,406	$5,488,483	$14,772,045

Net Assets:
Deferred annuity contracts terminable by owners	$78,605,551	$111,735,406	$5,488,483	$14,772,045

Total net assets	$78,605,551	$111,735,406	$5,488,483	$14,772,045

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	9,476,904.4569	—	—

M&E - 1.25% - Landmark ML	—	2,174,820.2326	—	—

M&E - 1.25% - Freedom	—	817,966.0992	—	—

M&E - 1.30% - Landmark	—	926,558.2443	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	65,668.7311	—	—

M&E - 1.40% - Landmark	—	9,095,142.6913	—	—

M&E - 1.40% - Landmark ML	—	2,126,188.6324	—	—

M&E - 1.40% - Freedom	—	6,016,829.4466	—	—

M&E - 1.50% - Landmark	—	21,054,407.1059	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	6,775,933.1140	—	—

M&E - 1.50% - Freedom	—	176,194.5956	—	—

M&E - 1.55% - Landmark	—	1,276,056.6873	—	—

M&E - 1.55% - Landmark ML	—	953,374.9660	—	—

M&E - 1.65% - Freedom	—	1,312,501.4426	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	$1.192595	—	—

M&E - 1.25% - Landmark ML	—	$1.192595	—	—

M&E - 1.25% - Freedom	—	$0.650679	—	—

M&E - 1.30% - Landmark	—	$1.269378	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	$1.269378	—	—

M&E - 1.40% - Landmark	—	$3.820872	—	—

M&E - 1.40% - Landmark ML	—	$3.820872	—	—

M&E - 1.40% - Freedom	—	$1.054393	—	—

M&E - 1.50% - Landmark	—	$1.170249	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	$1.170249	—	—

M&E - 1.50% - Freedom	—	$3.515723	—	—

M&E - 1.55% - Landmark	—	$3.755780	—	—

M&E - 1.55% - Landmark ML	—	$3.756418	—	—

M&E - 1.65% - Freedom	—	$3.456783	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	$1.228326	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	$1.228326	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	$1.208389	—	—

M&E - 2.05% - Landmark ML	—	$1.208389	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	589,076.8163	—	—	—

M&E - 1.25% - Landmark ML	2,509.3257	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	49,146,932.0851	719,022.4586	4,816,081.8512	11,337,172.8950

M&E - 1.30% - Suntrust Landmark	244,929.9244	—	—	—

M&E - 1.30% - Landmark Select	945,451.7604	16,636.5952	19,602.9644	600,672.9820

M&E - 1.30% - Huntington Landmark	1,569,641.3435	—	46,473.4753	147,651.0627

M&E - 1.30% - Landmark ML	8,966,236.1793	—	194,613.5503	582,618.0620

M&E - 1.40% - Landmark	165,816.7674	—	—	—

M&E - 1.40% - Landmark ML	78,058.8150	—	—	—

M&E - 1.40% - Freedom	27,202.4882	—	—	—

M&E - 1.50% - Landmark	15,857,592.9122	42,873.7245	131,550.3562	1,993,779.0528

M&E - 1.50% - Suntrust Landmark	19,596.4554	—	—	—

M&E - 1.50% - Landmark Select	217,011.6581	—	—	18,490.6182

M&E - 1.50% - Huntington Landmark	572,940.9960	—	19,634.3161	214,745.0499

M&E - 1.50% - Landmark ML	2,058,899.6393	—	50,455.1141	47,021.1396

M&E - 1.50% - Freedom	253,341.3332	—	—	—

M&E - 1.55% - Landmark	2,459,698.1068	—	—	—

M&E - 1.55% - Landmark ML	304,845.9546	—	—	—

M&E - 1.65% - Freedom	936,958.5150	—	—	—

M&E - 1.70% - Freedom	8,713,333.7723	253,859.1079	266,216.0459	779,065.2453

M&E - 1.80% - Landmark	9,943,450.9274	37,033.1171	611,706.9764	2,340,756.1031

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	508,802.5148	—	—	—

M&E - 1.80% - Huntington Landmark	54,954.4952	—	34,162.9190	44,736.7328

M&E - 1.80% - Landmark ML	1,234,845.7928	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	124,331.8348	—	5,655.5957	—

M&E - 1.90% - Freedom	2,128,751.7475	1,314.5486	—	643,424.8415

M&E - 1.95% - Landmark	2,465,855.6106	—	425,537.9259	1,666,769.1356

M&E - 1.95% - Landmark Select	9,285.2365	—	—	9,127.9767

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	183,574.3147	—	—	—

M&E - 2.00% - Landmark	2,213,862.5257	22,246.7318	86,011.2203	10,671.1193

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	6,418.0722	—	—	—

M&E - 2.00% - Landmark ML	22,988.1188	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	497,882.5012	—	—	—

M&E - 2.20% - Freedom	790,843.3531	9,579.0755	—	—

M&E - 2.30% - Landmark	14,918.2122	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	462,485.7920	—	—	25,744.3463

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$0.695766	—	—	—

M&E - 1.25% - Landmark ML	$0.695766	—	$0.819159	$0.722951

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$0.694837	$0.662697	$0.818886	$0.722717

M&E - 1.30% - Suntrust Landmark	$0.694837	—	$0.818886	$0.722717

M&E - 1.30% - Landmark Select	$0.694837	$0.662697	$0.818886	$0.722717

M&E - 1.30% - Huntington Landmark	$0.651421	$0.662697	$0.818886	$0.722717

M&E - 1.30% - Landmark ML	$0.694837	$0.662697	$0.818886	$0.722717

M&E - 1.40% - Landmark	$0.693018	—	—	—

M&E - 1.40% - Landmark ML	$0.693018	—	$0.818345	$0.722243

M&E - 1.40% - Freedom	$0.693018	—	—	—

M&E - 1.50% - Landmark	$0.691190	$0.661472	$0.817803	$0.721758

M&E - 1.50% - Suntrust Landmark	$0.691190	—	$0.817803	$0.721758

M&E - 1.50% - Landmark Select	$0.691190	$0.661472	$0.817803	$0.721758

M&E - 1.50% - Huntington Landmark	$0.649738	$0.661472	$0.817803	$0.721758

M&E - 1.50% - Landmark ML	$0.691190	$0.661472	$0.817803	$0.721758

M&E - 1.50% - Freedom	$0.691190	—	—	—

M&E - 1.55% - Landmark	$0.690284	—	—	—

M&E - 1.55% - Landmark ML	$0.690284	—	$0.817541	$0.721522

M&E - 1.65% - Freedom	$0.688460	$0.660541	$0.817007	$0.721052

M&E - 1.70% - Freedom	$0.687573	$0.660241	$0.816736	$0.720815

M&E - 1.80% - Landmark	$0.685764	$0.659621	$0.816191	$0.720336

M&E - 1.80% - Suntrust Landmark	$0.685764	—	$0.816191	$0.720336

M&E - 1.80% - Landmark Select	$0.685764	$0.659621	$0.816191	$0.720336

M&E - 1.80% - Huntington Landmark	$0.647227	$0.659621	$0.816191	$0.720336

M&E - 1.80% - Landmark ML	$0.685764	$0.659621	$0.816191	$0.720336

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$0.684863	$0.659317	$0.815922	$0.720097

M&E - 1.90% - Freedom	$0.683958	$0.659011	$0.815656	$0.719866

M&E - 1.95% - Landmark	$0.683054	$0.658706	$0.815389	$0.719630

M&E - 1.95% - Landmark Select	$0.684650	—	$0.815389	$0.719630

M&E - 1.95% - Huntington Landmark	$0.684650	—	—	—

M&E - 1.95% - Landmark ML	$0.684650	—	$0.815389	$0.719630

M&E - 2.00% - Landmark	$0.682168	$0.658398	$0.815125	$0.719388

M&E - 2.00% - Suntrust Landmark	$0.682168	—	$0.815125	$0.719388

M&E - 2.00% - Landmark Select	$0.682168	$0.658398	$0.815125	$0.719388

M&E - 2.00% - Huntington Landmark	$0.645567	$0.658398	$0.815125	$0.719388

M&E - 2.00% - Landmark ML	$0.682168	$0.658398	$0.815125	$0.719388

M&E - 2.05% - Landmark	$0.681270	—	—	—

M&E - 2.05% - Landmark ML	$0.681270	—	$0.814860	$0.719152

M&E - 2.15% - Freedom	$0.679492	$0.657484	$0.814316	$0.718684

M&E - 2.20% - Freedom	$0.678604	$0.657184	$0.814052	$0.718445

M&E - 2.30% - Landmark	$0.676831	$0.656576	$0.813516	$0.717974

M&E - 2.30% - Suntrust Landmark	$0.676831	—	$0.813516	$0.717974

M&E - 2.30% - Landmark Select	$0.676831	$0.656576	$0.813516	$0.717974

M&E - 2.30% - Huntington Landmark	$0.643084	$0.656576	$0.813516	$0.717974

M&E - 2.30% - Landmark ML	$0.676831	$0.656576	$0.813516	$0.717974

M&E - 2.35% - Freedom	$0.682134	—	$0.813250	$0.717740

M&E - 2.45% - Landmark	$0.681505	—	$0.812728	$0.717267

M&E - 2.45% - Landmark Select	$0.681505	—	$0.812728	$0.717267

M&E - 2.45% - Huntington Landmark	$0.681505	—	—	—

M&E - 2.45% - Landmark ML	$0.681505	—	$0.812728	$0.717267

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	4,277,123.780	296,271.283

Cost	$—	$—	$37,901,081	$7,030,204

Number of shares - Service	222,593.767	5,195.479	—	—

Cost	$2,391,380	$53,646	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,981,085	$53,981	$17,407,894	$4,921,066
Receivable for units sold	3	—	17	4

Total assets	1,981,088	53,981	17,407,911	4,921,070

Liabilities
Payable for units redeemed	—	—	—	—

	$1,981,088	$53,981	$17,407,911	$4,921,070

Net Assets:
Deferred annuity contracts terminable by owners	$1,981,088	$53,981	$17,407,911	$4,921,070

Total net assets	$1,981,088	$53,981	$17,407,911	$4,921,070

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	1,248,208.1901	167,581.3915

M&E - 1.25% - Landmark ML	—	—	27,498.1645	13,289.8046

M&E - 1.25% - Freedom	—	—	6,730.0384	—

M&E - 1.30% - Landmark	—	—	7,297,136.5105	1,898,294.1175

M&E - 1.30% - Suntrust Landmark	—	—	190,899.9077	12,851.8566

M&E - 1.30% - Landmark Select	—	—	11,414.5617	26,457.0510

M&E - 1.30% - Huntington Landmark	—	—	34,245.7017	631.6996

M&E - 1.30% - Landmark ML	—	—	513,394.1090	60,379.3265

M&E - 1.40% - Landmark	—	—	255,816.6888	89,467.2282

M&E - 1.40% - Landmark ML	—	—	220,330.5773	46,044.4577

M&E - 1.40% - Freedom	—	—	21,182.5051	19.2863

M&E - 1.50% - Landmark	—	—	2,205,681.2231	592,735.0387

M&E - 1.50% - Suntrust Landmark	—	—	—	16,032.0227

M&E - 1.50% - Landmark Select	—	—	12,915.6397	6,629.7037

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	85,233.5882	29,936.9630

M&E - 1.50% - Freedom	—	—	170,620.0068	15,135.0365

M&E - 1.55% - Landmark	—	—	14,847,837.2267	3,025,729.7057

M&E - 1.55% - Landmark ML	—	—	1,283,818.4207	465,769.3250

M&E - 1.65% - Freedom	—	—	487,603.2065	101,140.0978

M&E - 1.70% - Freedom	—	—	7,197.0743	79,884.7008

M&E - 1.80% - Landmark	—	—	113,686.2172	15,010.0980

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	81,568.1150	2,035.2700

M&E - 1.90% - Freedom	—	—	3,319.6885	27,307.5429

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	66,037.7596	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	—	$0.604186	$0.747594

M&E - 1.25% - Landmark ML	—	—	$0.604186	$0.747594

M&E - 1.25% - Freedom	—	—	$0.454172	$0.591556

M&E - 1.30% - Landmark	—	—	$0.602185	$0.745125

M&E - 1.30% - Suntrust Landmark	—	—	$0.602185	$0.745125

M&E - 1.30% - Landmark Select	—	—	$0.602185	$0.745125

M&E - 1.30% - Huntington Landmark	—	—	$0.472547	$0.588284

M&E - 1.30% - Landmark ML	—	—	$0.602185	$0.745125

M&E - 1.40% - Landmark	—	—	$0.598231	$0.740227

M&E - 1.40% - Landmark ML	—	—	$0.598231	$0.740227

M&E - 1.40% - Freedom	—	—	$0.583752	$0.745172

M&E - 1.50% - Landmark	—	—	$0.594311	$0.735365

M&E - 1.50% - Suntrust Landmark	—	—	$0.594311	$0.735365

M&E - 1.50% - Landmark Select	—	—	$0.594311	$0.735365

M&E - 1.50% - Huntington Landmark	—	—	$0.471333	$0.586760

M&E - 1.50% - Landmark ML	—	—	$0.594311	$0.735365

M&E - 1.50% - Freedom	—	—	$0.594311	$0.735365

M&E - 1.55% - Landmark	—	—	$0.592358	$0.732952

M&E - 1.55% - Landmark ML	—	—	$0.592358	$0.732952

M&E - 1.65% - Freedom	—	—	$0.588477	$0.728156

M&E - 1.70% - Freedom	—	—	$0.500229	$0.610681

M&E - 1.80% - Landmark	—	—	$0.582704	$0.721028

M&E - 1.80% - Suntrust Landmark	—	—	$0.582704	$0.721028

M&E - 1.80% - Landmark Select	—	—	$0.582704	$0.721028

M&E - 1.80% - Huntington Landmark	—	—	$0.469499	$0.584494

M&E - 1.80% - Landmark ML	—	—	$0.582704	$0.721028

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	$0.755790	$0.875360

M&E - 1.90% - Freedom	—	—	$0.497605	$0.607483

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	$0.749502	$0.868084

M&E - 2.00% - Suntrust Landmark	—	—	$0.749502	$0.868084

M&E - 2.00% - Landmark Select	—	—	$0.749502	$0.868084

M&E - 2.00% - Huntington Landmark	—	—	$0.468290	$0.582985

M&E - 2.00% - Landmark ML	—	—	$0.749502	$0.868084

M&E - 2.05% - Landmark	—	—	$0.573217	$0.709285

M&E - 2.05% - Landmark ML	—	—	$0.573217	$0.709285

M&E - 2.15% - Freedom	—	—	$0.743277	$0.860882

M&E - 2.20% - Freedom	—	—	$0.493700	$0.602721

M&E - 2.30% - Landmark	—	—	$0.737098	$0.853734

M&E - 2.30% - Suntrust Landmark	—	—	$0.737098	$0.853734

M&E - 2.30% - Landmark Select	—	—	$0.737098	$0.853734

M&E - 2.30% - Huntington Landmark	—	—	$0.466485	$0.580749

M&E - 2.30% - Landmark ML	—	—	$0.737098	$0.853734

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	2,061,904.8392	42,175.9867	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	178,224.3220	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	39,259.3056	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	38,095.9805	—	—	—

M&E - 1.80% - Landmark	71,362.3741	2,006.9792	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	31,892.7330	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	4,196.0195	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	324,540.6670	7,874.1611	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	18,164.8010	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	$0.716608	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	$0.716378	$1.037124	—	—

M&E - 1.30% - Suntrust Landmark	$0.716378	—	—	—

M&E - 1.30% - Landmark Select	$0.716378	$1.037124	—	—

M&E - 1.30% - Huntington Landmark	$0.716378	$1.037124	—	—

M&E - 1.30% - Landmark ML	$0.716378	$1.037124	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	$0.715900	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	$0.715429	$1.036844	—	—

M&E - 1.50% - Suntrust Landmark	$0.715429	—	—	—

M&E - 1.50% - Landmark Select	$0.715429	$1.036844	—	—

M&E - 1.50% - Huntington Landmark	$0.715429	$1.036844	—	—

M&E - 1.50% - Landmark ML	$0.715429	$1.036844	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	$0.715188	—	—	—

M&E - 1.65% - Freedom	$0.714712	$1.036627	—	—

M&E - 1.70% - Freedom	$0.714488	$1.036556	—	—

M&E - 1.80% - Landmark	$0.714013	$1.036413	—	—

M&E - 1.80% - Suntrust Landmark	$0.714013	—	—	—

M&E - 1.80% - Landmark Select	$0.714013	$1.036413	—	—

M&E - 1.80% - Huntington Landmark	$0.714013	$1.036413	—	—

M&E - 1.80% - Landmark ML	$0.714013	$1.036413	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$0.713780	$1.036345	—	—

M&E - 1.90% - Freedom	$0.713544	$1.036272	—	—

M&E - 1.95% - Landmark	$0.713310	$1.036202	—	—

M&E - 1.95% - Landmark Select	$0.713310	$1.036202	—	—

M&E - 1.95% - Huntington Landmark	—	$1.036202	—	—

M&E - 1.95% - Landmark ML	$0.713310	$1.036202	—	—

M&E - 2.00% - Landmark	$0.713074	$1.036128	—	—

M&E - 2.00% - Suntrust Landmark	$0.713074	—	—	—

M&E - 2.00% - Landmark Select	$0.713074	$1.036128	—	—

M&E - 2.00% - Huntington Landmark	$0.713074	$1.036128	—	—

M&E - 2.00% - Landmark ML	$0.713074	$1.036128	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	$0.712837	—	—	—

M&E - 2.15% - Freedom	$0.712375	$1.035918	—	—

M&E - 2.20% - Freedom	$0.712135	$1.035841	—	—

M&E - 2.30% - Landmark	$0.711667	$1.035705	—	—

M&E - 2.30% - Suntrust Landmark	$0.711667	—	—	—

M&E - 2.30% - Landmark Select	$0.711667	$1.035705	—	—

M&E - 2.30% - Huntington Landmark	$0.711667	$1.035705	—	—

M&E - 2.30% - Landmark ML	$0.711667	$1.035705	—	—

M&E - 2.35% - Freedom	$0.711438	$1.035634	—	—

M&E - 2.45% - Landmark	$0.710968	$1.035492	—	—

M&E - 2.45% - Landmark Select	$0.681505	$1.035492	—	—

M&E - 2.45% - Huntington Landmark	—	$1.035492	—	—

M&E - 2.45% - Landmark ML	$0.710968	$1.035492	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,026,889.297	899,279.336	18,220.668	745,570.673

Cost	$65,751,424	$20,119,679	$147,356	$25,477,485

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$39,258,754	$16,214,006	$157,244	$15,433,313
Receivable for units sold	2	17	—	16

Total assets	39,258,756	16,214,023	157,244	15,433,329

Liabilities
Payable for units redeemed	—	—	912	—

	$39,258,756	$16,214,023	$156,332	$15,433,329

Net Assets:
Deferred annuity contracts terminable by owners	$39,258,756	$16,214,023	$156,332	$15,433,329

Total net assets	$39,258,756	$16,214,023	$156,332	$15,433,329

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	5,407,181.0830	1,994,600.2630	—	1,946,421.8546

M&E - 1.25% - Landmark ML	1,172,393.6987	524,187.2458	—	112,921.3817

M&E - 1.25% - Freedom	—	—	—	5,092.8754

M&E - 1.30% - Landmark	5,052,612.1870	1,830,052.8785	148,500.1994	2,696,662.0069

M&E - 1.30% - Suntrust Landmark	—	—	—	17,414.7016

M&E - 1.30% - Landmark Select	—	13,145.7381	—	19,534.3661

M&E - 1.30% - Huntington Landmark	9,283.8464	1,432.2140	—	—

M&E - 1.30% - Landmark ML	401,564.0780	692,656.0166	—	326,377.2382

M&E - 1.40% - Landmark	1,319,726.8534	449,692.2813	—	2,745,556.4586

M&E - 1.40% - Landmark ML	459,784.9987	308,836.3880	—	154,335.9650

M&E - 1.40% - Freedom	167,262.7081	109,803.9864	—	123,399.1227

M&E - 1.50% - Landmark	13,816,120.1381	6,029,469.4558	4,854.2667	4,114,689.4512

M&E - 1.50% - Suntrust Landmark	5,698.0183	—	—	—

M&E - 1.50% - Landmark Select	7,273.9938	—	—	—

M&E - 1.50% - Huntington Landmark	56,124.8352	80,246.3754	—	1,165.0324

M&E - 1.50% - Landmark ML	5,532,566.5698	4,167,733.5462	—	746,676.1322

M&E - 1.50% - Freedom	196,126.5426	236,011.3972	—	88,822.3370

M&E - 1.55% - Landmark	15,340,987.5765	8,912,936.5440	—	11,429,749.5269

M&E - 1.55% - Landmark ML	2,171,260.9716	2,003,522.3988	—	1,958,373.0439

M&E - 1.65% - Freedom	1,187,145.3260	384,688.6245	—	919,318.1240

M&E - 1.70% - Freedom	382,491.2754	62,219.3585	—	168,440.4729

M&E - 1.80% - Landmark	350,184.4657	79,866.2720	—	160,494.0078

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	320.0535	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	17,221.6403	6,365.0508	—	1,691.4045

M&E -1.90% - Freedom	—	1,293.2287	—	13,854.4378

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	4,952.1117	—	932.9525	13,050.6071

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	7,371.4508	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	264,454.6047	169,973.5490	—	81,983.1652

M&E - 2.20% - Freedom	—	3,943.2160	—	54,114.9146

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.738833	$0.565961	—	$0.714794

M&E - 1.25% - Landmark ML	$0.738833	$0.565961	—	$0.714794

M&E - 1.25% - Freedom	$0.583523	$0.645899	—	$0.605702

M&E - 1.30% - Landmark	$0.816323	$0.755948	$1.013273	$1.039335

M&E - 1.30% - Suntrust Landmark	$0.816323	$0.755948	—	$1.039335

M&E - 1.30% - Landmark Select	$0.816323	$0.755948	$1.013273	$1.039335

M&E - 1.30% - Huntington Landmark	$0.595423	$0.637431	$1.013273	$0.600224

M&E - 1.30% - Landmark ML	$0.816323	$0.755948	$1.013273	$1.039335

M&E - 1.40% - Landmark	$0.730495	$0.559572	—	$0.368713

M&E - 1.40% - Landmark ML	$0.730495	$0.559572	—	$0.368713

M&E - 1.40% - Freedom	$0.774206	$0.797427	—	$0.942407

M&E - 1.50% - Landmark	$0.724993	$0.555356	$1.012991	$0.701396

M&E - 1.50% - Suntrust Landmark	$0.724993	$0.555356	—	$0.701396

M&E - 1.50% - Landmark Select	$0.724993	$0.555356	$1.012991	$0.701396

M&E - 1.50% - Huntington Landmark	$0.593889	$0.635775	$1.012991	$0.598674

M&E - 1.50% - Landmark ML	$0.724993	$0.555356	$1.012991	$0.701396

M&E - 1.50% - Freedom	$0.724993	$0.555356	—	$0.400762

M&E - 1.55% - Landmark	$0.722264	$0.553250	—	$0.399149

M&E - 1.55% - Landmark ML	$0.722264	$0.553250	—	$0.399149

M&E - 1.65% - Freedom	$0.716828	$0.549095	$1.012783	$0.395914

M&E - 1.70% - Freedom	$0.664713	$0.654092	$1.012714	$0.692757

M&E - 1.80% - Landmark	$0.789906	$0.731485	$1.012578	$1.005732

M&E - 1.80% - Suntrust Landmark	$0.789906	$0.731485	—	$1.005732

M&E - 1.80% - Landmark Select	$0.789906	$0.731485	$1.012578	$1.005732

M&E - 1.80% - Huntington Landmark	$0.591589	$0.633316	$1.012578	$0.596362

M&E - 1.80% - Landmark ML	$0.789906	$0.731485	$1.012578	$1.005732

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$0.947287	$0.884499	$1.012506	$1.195174

M&E - 1.90% - Freedom	$0.661227	$0.650665	$1.012438	$0.689114

M&E - 1.95% - Landmark	—	—	$1.012367	—

M&E - 1.95% - Landmark Select	—	—	$1.012367	—

M&E - 1.95% - Huntington Landmark	—	—	$1.012367	—

M&E - 1.95% - Landmark ML	—	—	$1.012367	—

M&E - 2.00% - Landmark	$0.939422	$0.877151	$1.012300	$1.185241

M&E - 2.00% - Suntrust Landmark	$0.939422	$0.877151	—	$1.185241

M&E - 2.00% - Landmark Select	$0.939422	$0.877151	$1.012300	$1.185241

M&E - 2.00% - Huntington Landmark	$0.590070	$0.631694	$1.012300	$0.594830

M&E - 2.00% - Landmark ML	$0.939422	$0.877151	$1.012300	$1.185241

M&E - 2.05% - Landmark	$0.777073	$0.719623	—	$0.989399

M&E - 2.05% - Landmark ML	$0.777073	$0.719623	—	$0.989399

M&E - 2.15% - Freedom	$0.931613	$0.869870	$1.012092	$1.175386

M&E - 2.20% - Freedom	$0.656049	$0.645570	$1.012024	$0.683719

M&E - 2.30% - Landmark	$0.923875	$0.862649	$1.011883	$1.165644

M&E - 2.30% - Suntrust Landmark	$0.923875	$0.862649	—	$1.165644

M&E - 2.30% - Landmark Select	$0.923875	$0.862649	$1.011883	$1.165644

M&E - 2.30% - Huntington Landmark	$0.587796	$0.629255	$1.011883	$0.592539

M&E - 2.30% - Landmark ML	$0.923875	$0.862649	$1.011883	$1.165644

M&E - 2.35% - Freedom	—	—	$1.011815	—

M&E - 2.45% - Landmark	—	—	$1.011675	—

M&E - 2.45% - Landmark Select	—	—	$1.011675	—

M&E - 2.45% - Huntington Landmark	—	—	$1.011675	—

M&E - 2.45% - Landmark ML	—	—	$1.011675	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	258,922.987	1,190,925.226	1,352,012.798	3,713,325.553

Cost	$3,442,016	$37,769,084	$19,585,432	$74,115,670

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,754,941	$22,746,672	$10,829,623	$56,591,081
Receivable for units sold	126	1	—	54

Total assets	2,755,067	22,746,673	10,829,623	56,591,135

Liabilities
Payable for units redeemed	—	—	17	—

	$2,755,067	$22,746,673	$10,829,606	$56,591,135

Net Assets:
Deferred annuity contracts terminable by owners	$2,755,067	$22,746,673	$10,829,606	$56,591,135

Total net assets	$2,755,067	$22,746,673	$10,829,606	$56,591,135

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	536,701.6985	2,711,937.2875	231,040.6465	1,251,214.9806

M&E - 1.25% - Landmark ML	55,289.1206	589,800.2457	30,858.0374	92,227.8435

M&E - 1.25% - Freedom	1,893.4937	—	1,662.2148	36,892.9647

M&E - 1.30% - Landmark	—	4,573,825.0454	3,040,253.6052	10,812,902.8789

M&E - 1.30% - Suntrust Landmark	—	29,886.6861	1,933.5572	48,794.7190

M&E - 1.30% - Landmark Select	—	69,693.7750	7,622.0495	150,431.4500

M&E - 1.30% - Huntington Landmark	—	13,730.7461	11,256.8351	36,812.0589

M&E - 1.30% - Landmark ML	—	449,773.7269	261,611.4538	620,812.1274

M&E - 1.40% - Landmark	473,156.2560	1,043,684.7017	605,509.0353	1,147,997.9208

M&E - 1.40% - Landmark ML	125,924.7609	381,303.0526	131,073.2816	348,640.0736

M&E - 1.40% - Freedom	449.1898	233,742.8042	34,208.3992	186,508.3600

M&E - 1.50% - Landmark	589,540.5746	8,367,712.4756	1,887,146.9247	5,963,186.3070

M&E - 1.50% - Suntrust Landmark	—	—	4,157.8561	45,987.2538

M&E - 1.50% - Landmark Select	—	19,115.4652	—	12,135.7325

M&E - 1.50% - Huntington Landmark	—	—	8,916.2397	81,522.9782

M&E - 1.50% - Landmark ML	287,418.3623	1,968,477.3636	218,685.4613	511,326.1521

M&E - 1.50% - Freedom	12,810.6123	208,433.9088	17,607.7412	403,344.4490

M&E - 1.55% - Landmark	166,095.2568	19,165,087.6177	7,779,945.4537	26,519,972.2980

M&E - 1.55% - Landmark ML	346,092.8276	3,312,119.3201	404,096.1953	1,943,318.0465

M&E - 1.65% - Freedom	108,658.5542	1,469,162.1624	100,509.7635	5,266,112.1721

M&E - 1.70% - Freedom	—	108,637.2355	124,274.3327	569,824.0740

M&E - 1.80% - Landmark	—	89,174.1734	99,494.7836	307,338.6159

M&E - 1.80% - Suntrust Landmark	—	—	—	21,294.0528

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	10,199.0287

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	18,788.5353	19,241.7257	113,379.3403

M&E - 1.90% - Freedom	—	15,124.5575	27,398.2742	34,696.1359

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	28,093.6896	57,928.1280

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	163,788.5052	130,537.7868	123,998.9938

M&E - 2.20% - Freedom	—	29,768.1004	5,743.6343	26,691.0464

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.035702	$0.553819	$0.721754	$1.015691

M&E - 1.25% - Landmark ML	$1.035702	$0.553819	$0.721754	$1.015691

M&E - 1.25% - Freedom	$0.703750	$0.544832	$0.564330	$0.753440

M&E - 1.30% - Landmark	—	$0.702245	$0.719371	$1.012358

M&E - 1.30% - Suntrust Landmark	—	$0.702245	$0.719371	$1.012358

M&E - 1.30% - Landmark Select	—	$0.702245	$0.719371	$1.012358

M&E - 1.30% - Huntington Landmark	—	$0.547674	$0.582503	$0.773489

M&E - 1.30% - Landmark ML	—	$0.702245	$0.719371	$1.012358

M&E - 1.40% - Landmark	$1.020116	$0.443594	$0.714642	$1.005703

M&E - 1.40% - Landmark ML	$1.020116	$0.399491	$0.714642	$1.005703

M&E - 1.40% - Freedom	$1.035685	$0.730520	$0.722822	$0.949190

M&E - 1.50% - Landmark	$1.016285	$0.543445	$0.709950	$0.999117

M&E - 1.50% - Suntrust Landmark	—	$0.543445	$0.709950	$0.999117

M&E - 1.50% - Landmark Select	—	$0.543445	$0.709950	$0.999117

M&E - 1.50% - Huntington Landmark	—	$0.546255	$0.580998	$0.771498

M&E - 1.50% - Landmark ML	$1.016285	$0.543445	$0.709950	$0.999117

M&E - 1.50% - Freedom	$1.011876	$0.440003	$0.709950	$0.999117

M&E - 1.55% - Landmark	$1.007811	$0.438223	$0.707617	$0.995840

M&E - 1.55% - Landmark ML	$1.007811	$0.438223	$0.707617	$0.995840

M&E - 1.65% - Freedom	$0.999639	$0.434661	$0.702996	$0.989314

M&E - 1.70% - Freedom	—	$0.646052	$0.602040	$0.834998

M&E - 1.80% - Landmark	—	$0.679515	$0.696096	$0.979621

M&E - 1.80% - Suntrust Landmark	—	$0.679515	$0.696096	$0.979621

M&E - 1.80% - Landmark Select	—	$0.679515	$0.696096	$0.979621

M&E - 1.80% - Huntington Landmark	—	$0.544144	$0.578739	$0.768517

M&E - 1.80% - Landmark ML	—	$0.679515	$0.696096	$0.979621

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	$0.886546	$0.902888	$1.050550

M&E - 1.90% - Freedom	—	$0.642659	$0.598887	$0.830613

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	$0.879183	$0.895355	$1.041800

M&E - 2.00% - Suntrust Landmark	—	$0.879183	$0.895355	$1.041800

M&E - 2.00% - Landmark Select	—	$0.879183	$0.895355	$1.041800

M&E - 2.00% - Huntington Landmark	—	$0.542740	$0.577252	$0.766539

M&E - 2.00% - Landmark ML	—	$0.879183	$0.895355	$1.041800

M&E - 2.05% - Landmark	—	$0.668488	$0.684789	$0.963708

M&E - 2.05% - Landmark ML	—	$0.668488	$0.684789	$0.963708

M&E - 2.15% - Freedom	—	$0.871869	$0.887916	$1.033161

M&E - 2.20% - Freedom	—	$0.637625	$0.594189	$0.824129

M&E - 2.30% - Landmark	—	$0.864644	$0.880564	$1.024574

M&E - 2.30% - Suntrust Landmark	—	$0.864644	$0.880564	$1.024574

M&E - 2.30% - Landmark Select	—	$0.864644	$0.880564	$1.024574

M&E - 2.30% - Huntington Landmark	—	$0.540650	$0.575033	$0.763584

M&E - 2.30% - Landmark ML	—	$0.864644	$0.880564	$1.024574

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Janus Aspen-Mid Cap Value	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,282,954.373	3,185,876.131	966,883.343	157,774.502

Cost	$251,523,174	$76,747,171	$36,680,064	$2,048,257

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$140,543,929	$41,416,390	$22,538,051	$1,565,123
Receivable for units sold	215	1	2	5

Total assets	140,544,144	41,416,391	22,538,053	1,565,128

Liabilities
Payable for units redeemed	—	—	—	—

	$140,544,144	$41,416,391	$22,538,053	$1,565,128

Net Assets:
Deferred annuity contracts terminable by owners	$140,544,144	$41,416,391	$22,538,053	$1,565,128

Total net assets	$140,544,144	$41,416,391	$22,538,053	$1,565,128

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	6,724,110.9891	2,976,039.4116	2,476,344.3825	416,758.9735

M&E - 1.25% - Landmark ML	1,029,474.0452	235,226.9563	146,307.0479	83,609.2988

M&E - 1.25% - Freedom	58,886.9267	—	78,699.0922	140.2264

M&E - 1.30% - Landmark	24,083,906.1927	8,572,522.2739	5,616,581.6524	—

M&E - 1.30% - Suntrust Landmark	191,375.2225	104,954.5819	22,096.3004	—

M&E - 1.30% - Landmark Select	339,645.9537	199,097.9097	173,226.0096	—

M&E - 1.30% - Huntington Landmark	143,106.6763	45,383.5951	1,596.7234	—

M&E - 1.30% - Landmark ML	2,102,042.0608	441,332.8826	428,664.0137	—

M&E - 1.40% - Landmark	5,636,919.4903	1,786,847.0325	913,966.6491	30,426.5698

M&E - 1.40% - Landmark ML	2,405,376.4265	546,951.5567	547,860.4553	94,445.8116

M&E - 1.40% - Freedom	1,297,789.1166	154,597.7735	98,568.0062	—

M&E - 1.50% - Landmark	20,345,254.7167	10,002,288.2725	6,211,339.1469	1,369,677.7675

M&E - 1.50% - Suntrust Landmark	6,633.2490	107,996.4377	266,348.9681	—

M&E - 1.50% - Landmark Select	11,775.8972	22,691.7542	17,230.6040	—

M&E - 1.50% - Huntington Landmark	207,471.8020	—	—	—

M&E - 1.50% - Landmark ML	3,843,996.0467	2,013,520.5990	1,203,375.7497	364,753.3477

M&E - 1.50% - Freedom	1,531,296.7901	569,250.6574	976,971.9742	13,061.1404

M&E - 1.55% - Landmark	66,847,613.9350	18,646,635.7970	13,937,613.3467	142,945.6023

M&E - 1.55% - Landmark ML	7,320,153.8682	3,464,818.5740	3,106,263.9609	330,377.6299

M&E - 1.65% - Freedom	7,982,893.7827	2,081,446.6254	927,124.3813	106,228.3847

M&E - 1.70% - Freedom	1,780,089.5523	262,554.0396	298,156.9956	—

M&E - 1.80% - Landmark	998,930.8606	301,817.7610	228,721.0700	—

M&E - 1.80% - Suntrust Landmark	293.7206	—	—	—

M&E - 1.80% - Landmark Select	—	—	3,114.0487	—

M&E - 1.80% - Huntington Landmark	321.1429	—	—	—

M&E - 1.80% - Landmark ML	66,628.9948	9,519.3858	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	126,937.4254	94,031.3747	15,513.4094	—

M&E - 1.90% - Freedom	60,103.2589	173,463.8587	556,655.1492	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	140,653.2339	5,957.0832	—	—

M&E - 2.00% - Suntrust Landmark	53,314.3904	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	41,468.2759	44,525.2785	20,593.9775	—

M&E - 2.00% - Landmark ML	6,038.2318	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	511,499.2027	92,166.9277	91,775.1714	—

M&E - 2.20% - Freedom	135,896.4774	38,772.7227	43,449.7981	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.012451	$0.755259	$0.569269	$0.568927

M&E - 1.25% - Landmark ML	$1.012451	$0.755259	$0.569269	$0.568927

M&E - 1.25% - Freedom	$0.626367	$0.534361	$0.618145	$0.497297

M&E - 1.30% - Landmark	$1.031203	$0.804068	$0.706947	—

M&E - 1.30% - Suntrust Landmark	$1.031203	$0.804068	$0.706947	—

M&E - 1.30% - Landmark Select	$1.031203	$0.804068	$0.706947	—

M&E - 1.30% - Huntington Landmark	$0.605338	$0.552328	$0.566747	—

M&E - 1.30% - Landmark ML	$1.031203	$0.804068	$0.706947	—

M&E - 1.40% - Landmark	$0.842351	$0.807737	$0.562844	$0.440186

M&E - 1.40% - Landmark ML	$0.842351	$0.807737	$0.562844	$0.440186

M&E - 1.40% - Freedom	$0.911262	$0.753925	$0.731706	$0.634480

M&E - 1.50% - Landmark	$0.993465	$0.741092	$0.558594	$0.558254

M&E - 1.50% - Suntrust Landmark	$0.993465	$0.741092	$0.558594	—

M&E - 1.50% - Landmark Select	$0.993465	$0.741092	$0.558594	—

M&E - 1.50% - Huntington Landmark	$0.603773	$0.550901	$0.565284	—

M&E - 1.50% - Landmark ML	$0.993465	$0.741092	$0.558594	$0.558254

M&E - 1.50% - Freedom	$0.835183	$0.800853	$0.558594	$0.436426

M&E - 1.55% - Landmark	$0.831633	$0.797426	$0.556480	$0.434570

M&E - 1.55% - Landmark ML	$0.831633	$0.797426	$0.556480	$0.434570

M&E - 1.65% - Freedom	$0.824553	$0.790655	$0.552290	$0.430897

M&E - 1.70% - Freedom	$0.667524	$0.616816	$0.651963	—

M&E - 1.80% - Landmark	$0.997835	$0.778067	$0.684095	—

M&E - 1.80% - Suntrust Landmark	$0.997835	$0.778067	$0.684095	—

M&E - 1.80% - Landmark Select	$0.997835	$0.778067	$0.684095	—

M&E - 1.80% - Huntington Landmark	$0.601438	$0.548765	$0.563106	—

M&E - 1.80% - Landmark ML	$0.997835	$0.778067	$0.684095	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.135064	$0.933967	$0.876916	—

M&E - 1.90% - Freedom	$0.664024	$0.613580	$0.648553	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	$1.125627	$0.926193	$0.869615	—

M&E - 2.00% - Suntrust Landmark	$1.125627	$0.926193	$0.869615	—

M&E - 2.00% - Landmark Select	$1.125627	$0.926193	$0.869615	—

M&E - 2.00% - Huntington Landmark	$0.599889	$0.547358	$0.561641	—

M&E - 2.00% - Landmark ML	$1.125627	$0.926193	$0.869615	—

M&E - 2.05% - Landmark	$0.981635	$0.765437	$0.672988	—

M&E - 2.05% - Landmark ML	$0.981635	$0.765437	$0.672988	—

M&E - 2.15% - Freedom	$1.116280	$0.918503	$0.862406	—

M&E - 2.20% - Freedom	$0.658823	$0.608766	$0.643474	—

M&E - 2.30% - Landmark	$1.107020	$0.910891	$0.855264	—

M&E - 2.30% - Suntrust Landmark	$1.107020	$0.910891	$0.855264	—

M&E - 2.30% - Landmark Select	$1.107020	$0.910891	$0.855264	—

M&E - 2.30% - Huntington Landmark	$0.597585	$0.545247	$0.559483	—

M&E - 2.30% - Landmark ML	$1.107020	$0.910891	$0.855264	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity-Income	Fidelity-VIP Growth	Fidelity-VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,016,326.893	7,522,945.702	395,450.989	937,108.126

Cost	$258,758,083	$86,252,865	$4,475,689	$14,607,435

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$163,375,843	$37,313,811	$3,855,647	$10,626,806
Receivable for units sold	55	—	4	88

Total assets	163,375,898	37,313,811	3,855,651	10,626,894

Liabilities
Payable for units redeemed	—	34	—	—

	$163,375,898	$37,313,777	$3,855,651	$10,626,894

Net Assets:
Deferred annuity contracts terminable by owners	$163,375,898	$37,313,777	$3,855,651	$10,626,894

Total net assets	$163,375,898	$37,313,777	$3,855,651	$10,626,894

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	6,099,947.2580	1,812,943.7656	—	276,995.9666

M&E - 1.25% - Landmark ML	790,282.5518	75,247.6011	—	17,585.0532

M&E - 1.25% - Freedom	95,843.6550	145,251.5074	—	—

M&E - 1.30% - Landmark	19,000,343.5817	10,821,961.9192	4,123,561.3740	3,756,727.3828

M&E - 1.30% - Suntrust Landmark	186,616.2563	97,667.8613	—	—

M&E - 1.30% - Landmark Select	221,149.9434	18,847.6945	126,484.6771	9,255.9572

M&E - 1.30% - Huntington Landmark	173,127.6291	9,873.6698	76,666.6866	56,666.1819

M&E - 1.30% - Landmark ML	973,512.0073	625,536.1536	347,054.3106	760,314.7768

M&E - 1.40% - Landmark	3,560,804.8803	687,657.8313	—	339,607.7398

M&E - 1.40% - Landmark ML	1,957,314.9927	316,371.9474	—	317,349.8054

M&E - 1.40% - Freedom	1,438,647.9095	355,553.7438	—	119,161.2897

M&E - 1.50% - Landmark	21,453,474.0133	4,990,551.9523	506,583.1448	2,242,644.6796

M&E - 1.50% - Suntrust Landmark	64,110.7603	12,177.6245	—	—

M&E - 1.50% - Landmark Select	—	4,111.1116	—	2,861.0000

M&E - 1.50% - Huntington Landmark	20,307.2498	1,174.5652	104,187.3511	1,348.9873

M&E - 1.50% - Landmark ML	3,900,856.3476	523,138.8215	6,903.6210	284,185.0990

M&E - 1.50% - Freedom	624,657.6079	683,298.3631	—	158,185.0742

M&E - 1.55% - Landmark	48,803,422.3947	22,019,187.3753	—	4,313,097.5673

M&E - 1.55% - Landmark ML	5,604,380.0747	2,408,691.5431	—	492,294.0042

M&E - 1.65% - Freedom	5,230,196.4688	3,033,707.8013	—	495,848.5431

M&E - 1.70% - Freedom	733,394.2852	414,443.8514	64,280.3414	1,354,399.6836

M&E - 1.80% - Landmark	1,450,623.3755	217,275.7569	180,028.3053	566,385.6571

M&E - 1.80% - Suntrust Landmark	2,992.0703	4,116.5785	—	2,975.4193

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	13,207.4799	—	—	—

M&E - 1.80% - Landmark ML	1,361.3287	1,794.0883	32,032.1586	12,447.1644

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	50,547.5055	117,525.4487	—	131,735.5935

M&E - 1.90% - Freedom	37,156.7935	139,273.7692	—	22,397.9767

M&E - 1.95% - Landmark	—	—	146,638.5508	—

M&E - 1.95% - Landmark Select	—	—	9,533.9056	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	72,517.9317	52,448.9358	63,732.8575	1,152.4581

M&E - 2.00% - Suntrust Landmark	38,236.5921	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	21,051.4882	—	—	—

M&E - 2.00% - Landmark ML	4,719.3147	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	498,623.1503	336,063.8439	—	36,491.4860

M&E - 2.20% - Freedom	80,990.1152	50,495.6673	—	35,490.9949

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.351755	$0.760482	—	$0.674813

M&E - 1.25% - Landmark ML	$1.351755	$0.760482	$0.666709	$0.674813

M&E - 1.25% - Freedom	$0.634696	$0.447216	—	$0.674813

M&E - 1.30% - Landmark	$1.264573	$0.757994	$0.666486	$0.674255

M&E - 1.30% - Suntrust Landmark	$1.264573	$0.757994	$0.666486	$0.674255

M&E - 1.30% - Landmark Select	$1.264573	$0.757994	$0.666486	$0.674255

M&E - 1.30% - Huntington Landmark	$0.618013	$0.474597	$0.666486	$0.695653

M&E - 1.30% - Landmark ML	$1.264573	$0.757994	$0.666486	$0.674255

M&E - 1.40% - Landmark	$1.378498	$0.753024	—	$0.673149

M&E - 1.40% - Landmark ML	$1.378498	$0.753024	$0.666047	$0.673149

M&E - 1.40% - Freedom	$1.049758	$0.642432	—	$0.673149

M&E - 1.50% - Landmark	$1.326417	$0.748075	$0.665606	$0.672044

M&E - 1.50% - Suntrust Landmark	$1.326417	$0.748075	$0.665606	$0.672044

M&E - 1.50% - Landmark Select	$1.326417	$0.748075	$0.665606	$0.672044

M&E - 1.50% - Huntington Landmark	$0.616415	$0.473364	$0.665606	$0.693852

M&E - 1.50% - Landmark ML	$1.326417	$0.748075	$0.665606	$0.672044

M&E - 1.50% - Freedom	$1.366730	$0.748075	—	$0.672044

M&E - 1.55% - Landmark	$1.360897	$0.745622	—	$0.671488

M&E - 1.55% - Landmark ML	$1.360897	$0.745622	$0.665388	$0.671488

M&E - 1.65% - Freedom	$1.349336	$0.740746	$0.664950	$0.670389

M&E - 1.70% - Freedom	$0.661245	$0.526557	$0.664725	$0.669833

M&E - 1.80% - Landmark	$1.223665	$0.733474	$0.664291	$0.668732

M&E - 1.80% - Suntrust Landmark	$1.223665	$0.733474	$0.664291	$0.668732

M&E - 1.80% - Landmark Select	$1.223665	$0.733474	$0.664291	$0.668732

M&E - 1.80% - Huntington Landmark	$0.614029	$0.471539	$0.664291	$0.691172

M&E - 1.80% - Landmark ML	$1.223665	$0.733474	$0.664291	$0.668732

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.460246	$0.934769	$0.664068	$0.668178

M&E - 1.90% - Freedom	$0.657771	$0.523790	$0.663853	$0.667633

M&E - 1.95% - Landmark	—	—	$0.663638	—

M&E - 1.95% - Landmark Select	—	—	$0.663638	—

M&E - 1.95% - Huntington Landmark	—	—	$0.663638	—

M&E - 1.95% - Landmark ML	—	—	$0.663638	—

M&E - 2.00% - Landmark	$1.448116	$0.926986	$0.663418	$0.666535

M&E - 2.00% - Suntrust Landmark	$1.448116	$0.926986	$0.663418	$0.666535

M&E - 2.00% - Landmark Select	$1.448116	$0.926986	$0.663418	$0.666535

M&E - 2.00% - Huntington Landmark	$0.612447	$0.470320	$0.663418	$0.689402

M&E - 2.00% - Landmark ML	$1.448116	$0.926986	$0.663418	$0.666535

M&E - 2.05% - Landmark	$1.203812	$0.721555	—	$0.665990

M&E - 2.05% - Landmark ML	$1.203812	$0.721555	$0.663198	$0.665990

M&E - 2.15% - Freedom	$1.436090	$0.919295	$0.662760	$0.664906

M&E - 2.20% - Freedom	$0.652621	$0.519691	$0.662544	$0.664363

M&E - 2.30% - Landmark	$1.424159	$0.911671	$0.662108	$0.663267

M&E - 2.30% - Suntrust Landmark	$1.424159	$0.911671	$0.662108	$0.663267

M&E - 2.30% - Landmark Select	$1.424159	$0.911671	$0.662108	$0.663267

M&E - 2.30% - Huntington Landmark	$0.610092	$0.468512	$0.662108	$0.686750

M&E - 2.30% - Landmark ML	$1.424159	$0.911671	$0.662108	$0.663267

M&E - 2.35% - Freedom	—	—	$0.661888	—

M&E - 2.45% - Landmark	—	—	$0.661459	—

M&E - 2.45% - Landmark Select	—	—	$0.661459	—

M&E - 2.45% - Huntington Landmark	—	—	$0.661459	—

M&E - 2.45% - Landmark ML	—	—	$0.661459	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton Founding Funds Allocation	RidgeWorth Variable Trust Large Cap Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	485,097.413	1,196,310.592	87,685.874	4,877.026

Cost	$8,122,401	$20,363,959	$477,791	$73,223

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,714,448	$12,872,302	$492,795	$44,186
Receivable for units sold	11	19	—	11

Total assets	5,714,459	12,872,321	492,795	44,197

Liabilities
Payable for units redeemed	—	—	2	—

	$5,714,459	$12,872,321	$492,793	$44,197

Net Assets:
Deferred annuity contracts terminable by owners	$5,714,459	$12,872,321	$492,793	$44,197

Total net assets	$5,714,459	$12,872,321	$492,793	$44,197

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton Founding Funds Allocation	RidgeWorth Variable Trust Large Cap Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	439,704.0913	569,440.9937	—	—

M&E - 1.25% - Landmark ML	10,487.0635	138,612.1558	—	—

M&E - 1.25% - Freedom	—	3,873.3264	—	—

M&E - 1.30% - Landmark	1,827,473.2551	2,016,663.4258	220,501.4716	—

M&E - 1.30% - Suntrust Landmark	—	—	—	13,858.4273

M&E - 1.30% - Landmark Select	—	21,233.8405	—	—

M&E - 1.30% - Huntington Landmark	64,099.1916	38,397.8914	5,522.7469	—

M&E - 1.30% - Landmark ML	315,509.6523	196,218.2575	52,310.9404	—

M&E - 1.40% - Landmark	212,275.9298	697,921.0427	—	—

M&E - 1.40% - Landmark ML	49,513.8119	271,646.5889	—	—

M&E - 1.40% - Freedom	20,748.5903	402,133.3442	—	—

M&E - 1.50% - Landmark	1,566,042.3430	2,469,360.2916	117,705.7559	—

M&E - 1.50% - Suntrust Landmark	—	—	—	26,492.0907

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	53,461.6266	—	—	—

M&E - 1.50% - Landmark ML	62,267.7824	289,651.5986	—	—

M&E - 1.50% - Freedom	17,918.8896	71,416.4020	—	—

M&E - 1.55% - Landmark	3,127,340.1117	10,897,639.2677	—	—

M&E - 1.55% - Landmark ML	329,528.3184	801,988.4592	—	—

M&E - 1.65% - Freedom	428,919.0309	313,543.6363	—	—

M&E - 1.70% - Freedom	677,267.4318	660,223.3087	9,730.0688	—

M&E - 1.80% - Landmark	303,919.8854	527,314.8045	46,497.8952	—

M&E - 1.80% - Suntrust Landmark	—	—	—	11,534.6770

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	10,467.0954	159.3019	—	—

M&E - 1.80% - Landmark ML	3,928.8282	8,953.8325	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton Founding Funds Allocation	RidgeWorth Variable Trust Large Cap Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	6,344.8887	702.9917	—	—

M&E - 1.90% - Freedom	7,293.2801	54,588.7970	4,061.7640	—

M&E - 1.95% - Landmark	—	—	39,801.9544	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	4,481.4834	—	1,455.8752	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	21,609.3831	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	62,921.7144	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton Founding Funds Allocation	RidgeWorth Variable Trust Large Cap Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.599635	$0.630121	—	—

M&E - 1.25% - Landmark ML	$0.599635	$0.630121	—	—

M&E - 1.25% - Freedom	$0.599635	$0.630121	—	—

M&E - 1.30% - Landmark	$0.599127	$0.629608	$0.990582	—

M&E - 1.30% - Suntrust Landmark	$0.599127	$0.629608	—	$0.861988

M&E - 1.30% - Landmark Select	$0.599127	$0.629608	$0.990582	—

M&E - 1.30% - Huntington Landmark	$0.627673	$0.645504	$0.990582	—

M&E - 1.30% - Landmark ML	$0.599127	$0.629608	$0.990582	—

M&E - 1.40% - Landmark	$0.598140	$0.628565	—	—

M&E - 1.40% - Landmark ML	$0.598140	$0.628565	—	—

M&E - 1.40% - Freedom	$0.598140	$0.629392	—	—

M&E - 1.50% - Landmark	$0.597154	$0.627531	$0.990309	—

M&E - 1.50% - Suntrust Landmark	$0.597154	$0.627531	—	$0.852398

M&E - 1.50% - Landmark Select	$0.597154	$0.627531	$0.990309	—

M&E - 1.50% - Huntington Landmark	$0.626059	$0.643827	$0.990309	—

M&E - 1.50% - Landmark ML	$0.597154	$0.627531	$0.990309	—

M&E - 1.50% - Freedom	$0.597154	$0.627531	—	—

M&E - 1.55% - Landmark	$0.596665	$0.627021	—	—

M&E - 1.55% - Landmark ML	$0.596665	$0.627021	—	—

M&E - 1.65% - Freedom	$0.595677	$0.625977	$0.990107	—

M&E - 1.70% - Freedom	$0.595191	$0.625466	$0.990039	—

M&E - 1.80% - Landmark	$0.594212	$0.624431	$0.989903	—

M&E - 1.80% - Suntrust Landmark	$0.594212	$0.624431	—	$0.838244

M&E - 1.80% - Landmark Select	$0.594212	$0.624431	$0.989903	—

M&E - 1.80% - Huntington Landmark	$0.623628	$0.641342	$0.989903	—

M&E - 1.80% - Landmark ML	$0.594212	$0.624431	$0.989903	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton Founding Funds Allocation	RidgeWorth Variable Trust Large Cap Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$0.593718	$0.623923	$0.989834	—

M&E - 1.90% - Freedom	$0.593231	$0.623405	$0.989766	—

M&E - 1.95% - Landmark	—	—	$0.989698	—

M&E - 1.95% - Landmark Select	—	—	$0.989698	—

M&E - 1.95% - Huntington Landmark	—	—	$0.989698	—

M&E - 1.95% - Landmark ML	—	—	$0.989698	—

M&E - 2.00% - Landmark	$0.592261	$0.622392	$0.989628	—

M&E - 2.00% - Suntrust Landmark	$0.592261	$0.622392	—	$0.828965

M&E - 2.00% - Landmark Select	$0.592261	$0.622392	$0.989628	—

M&E - 2.00% - Huntington Landmark	$0.622031	$0.639692	$0.989628	—

M&E - 2.00% - Landmark ML	$0.592261	$0.622392	$0.989628	—

M&E - 2.05% - Landmark	$0.591768	$0.621878	—	—

M&E - 2.05% - Landmark ML	$0.591768	$0.621878	—	—

M&E - 2.15% - Freedom	$0.590810	$0.620853	$0.989426	—

M&E - 2.20% - Freedom	$0.590319	$0.620360	$0.989357	—

M&E - 2.30% - Landmark	$0.589359	$0.619343	$0.989224	—

M&E - 2.30% - Suntrust Landmark	$0.589359	$0.619343	—	$0.815252

M&E - 2.30% - Landmark Select	$0.589359	$0.619343	$0.989224	—

M&E - 2.30% - Huntington Landmark	$0.619642	$0.637230	$0.989224	—

M&E - 2.30% - Landmark ML	$0.589359	$0.619343	$0.989224	—

M&E - 2.35% - Freedom	—	—	$0.989162	—

M&E - 2.45% - Landmark	—	—	$0.989022	—

M&E - 2.45% - Landmark Select	—	—	$0.989022	—

M&E - 2.45% - Huntington Landmark	—	—	$0.989022	—

M&E - 2.45% - Landmark ML	—	—	$0.989022	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton Founding Funds Allocation	RidgeWorth Variable Trust Large Cap Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	RidgeWorth Variable Trust Large Cap Growth Stock Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	RidgeWorth Variable Trust Large Cap Growth Stock Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount	RidgeWorth Variable Trust Large Cap Growth Stock Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,498.615	3,263.397	28,713.724	4,809.519

Cost	$73,114	$36,227	$276,978	$72,015

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$43,736	$20,625	$159,648	$51,462
Receivable for units sold	9	—	4	6

Total assets	43,745	20,625	159,652	51,468

Liabilities
Payable for units redeemed	—	2	—	—

	$43,745	$20,623	$159,652	$51,468

Net Assets:
Deferred annuity contracts terminable by owners	$43,745	$20,623	$159,652	$51,468

Total net assets	$43,745	$20,623	$159,652	$51,468

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	31,673.1362	16,256.1850	75,221.0606	36,502.0617

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	10,150.1561	2,351.9630	13,319.1040	7,728.1270

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	24,733.9824	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	$1.048763	$1.109863	$1.423206	$1.165895

M&E - 1.30% - Landmark Select	-	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	$1.037081	$1.097507	$1.407363	$1.152926

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	$1.019860	$1.079274	$1.384000	$1.133767

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	$1.008573	$1.067339	$1.368645	$1.121211

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	$0.991879	$1.049687	$1.346017	$1.102679

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,895.035	5,373.899	2,961.766	16,931.255

Cost	$19,057	$60,478	$30,816	$179,024

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$12,716	$37,187	$17,178	$134,773
Receivable for units sold	—	—	2	9

Total assets	12,716	37,187	17,180	134,782

Liabilities
Payable for units redeemed	1	1	—	—

	$12,715	$37,186	$17,180	$134,782

Net Assets:
Deferred annuity contracts terminable by owners	$12,715	$37,186	$17,180	$134,782

Total net assets	$12,715	$37,186	$17,180	$134,782

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	16,126.7367	43,741.3862	22,675.9264	4,954.6208

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	1,409.0483	1,182.5403	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	149,279.5227

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% -Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	$0.725604	$0.827965	$0.757629	$0.889284

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	$0.718958	$0.820392	$0.752158	$0.882873

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	$0.709125	$0.809162	$0.744051	$0.873369

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	$0.702695	$0.801781	$0.738717	$0.867105

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	$0.693129	$0.790847	$0.730787	$0.857799

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E -2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund-Aggressive Growth II Subaccount	MTB Managed Allocation Fund-Conservative Growth II Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Assets
Investment in securities:
Number of shares - Initial	109,502.786	3,260,157.909	1,365,277.149	1,917,438.955

Cost	$1,067,241	$42,852,424	$10,159,651	$29,149,515

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$759,949	$27,222,319	$6,403,150	$24,025,510
Receivable for units sold	—	3	—	6

Total assets	759,949	27,222,322	6,403,150	24,025,516

Liabilities
Payable for units redeemed	1	—	1,391	—

	$759,948	$27,222,322	$6,401,759	$24,025,516

Net Assets:
Deferred annuity contracts terminable by owners	$759,948	$27,222,322	$6,401,759	$24,025,516

Total net assets	$759,948	$27,222,322	$6,401,759	$24,025,516

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	2,524,431.1792	697,152.5906	959,108.7889

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	713,580.0829	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	1,656,987.4644	748,523.9252	3,945,088.6668

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	4,629,438.5979	1,809,443.3430	3,514,370.4349

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	116,102.6782	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	8,990,938.3403	1,931,837.2497	3,041,423.4404

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	6,973,120.9367	1,189,910.2782	6,928,247.5054

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	48,248.1455	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	20,745.8249

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	12,004.1487

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	$0.879129	$1.020041	$1.706191

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	$0.867745	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	$0.890856	$1.017336	$1.572932

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	$1.373173	$1.005430	$1.068980

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	$0.859807	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	$0.862646	$1.000935	$1.674181

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	$1.350022	$0.988496	$1.050950

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	$0.848035	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	$0.862057	$0.984438	$1.522053

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	$0.840455	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	$1.052489	$0.917825	$1.852161

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	$0.848035	$0.968454	$1.497371

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	$0.829878	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	$1.035076	$0.902644	$1.821581

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	MTB Managed Allocation Fund-Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Assets
Investment in securities:
Number of shares - Initial	4,480.269	9,418.799	1,790.051	16,935.287

Cost	$49,908	$94,910	$19,072	$245,870

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$31,765	$57,831	$11,761	$170,369
Receivable for units sold	4	7	6	—

Total assets	31,769	57,838	11,767	170,369

Liabilities
Payable for units redeemed	—	—	—	2

	$31,769	$57,838	$11,767	$170,367

Net Assets:
Deferred annuity contracts terminable by owners	$31,769	$57,838	$11,767	$170,367

Total net assets	$31,769	$57,838	$11,767	$170,367

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	23,000.6942	29,448.9218	19,602.0428	132,433.0890

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	3,184.4015	2,798.7743	—	43,645.5323

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	14,781.1398	—	14,496.6768

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	21,232.6984	40,322.7313	—	79,667.7891

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	$0.672801	$0.665684	$0.600288	$0.632582

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	$0.671059	$0.663957	$0.598741	$0.630953

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	$0.668467	$0.661391	$0.596423	$0.628521

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	$0.666738	$0.659683	$0.594890	$0.626893

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	$0.664167	$0.657157	$0.592601	$0.624478

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount

Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount

Assets
Investment in securities:
Number of shares - Initial	0.002	1,846.254	30,165.353	3,311.261

Cost	$—	$32,222	$341,390	$55,340

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$19,903	$320,356	$26,854
Receivable for units sold	—	2	—	5

Total assets	—	19,905	320,356	26,859

Liabilities
Payable for units redeemed	—	—	3	—

	$—	$19,905	$320,353	$26,859

Net Assets:
Deferred annuity contracts terminable by owners	$—	$19,905	$320,353	$26,859

Total net assets	$—	$19,905	$320,353	$26,859

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount

Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	23,937.8745	101,434.6030	40,853.6138

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	8,381.1959	155,093.7892	13,140.3441

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	58,855.6115	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	$0.622056	$0.616298	$1.018746	$0.497752

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	$0.620449	$0.614703	$1.016138	$0.496463

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	$0.618051	$0.612331	$1.012205	$0.494542

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	$0.616457	$0.610750	$1.009596	$0.493267

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	$0.614086	$0.608394	$1.005731	$0.491362

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,475.032	1,099.401	19,529.158	2,732.962

Cost	$47,801	$15,263	$240,049	$27,177

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$25,373	$8,630	$170,685	$27,576
Receivable for units sold	5	2	—	442

Total assets	25,378	8,632	170,685	28,018

Liabilities
Payable for units redeemed	—	—	2	—

	$25,378	$8,632	$170,683	$28,018

Net Assets:
Deferred annuity contracts terminable by owners	$25,378	$8,632	$170,683	$28,018

Total net assets	$25,378	$8,632	$170,683	$28,018

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	23,651.5627	12,122.4573	182,187.0346	1,769.6796

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	2,286.5914	2,342.0790	52,343.7949	25,595.5020

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	13,647.9230	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	17,887.5957	—	44,557.8362	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	$0.581273	$0.596982	$0.584308	$1.024153

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	$0.579763	$0.595439	$0.582802	$1.023870

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	$0.577524	$0.593133	$0.580545	$1.023444

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	$1.023233

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	$0.576038	$0.591607	$0.579051	$1.023163

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	$0.573824	$0.589329	$0.576816	$1.022745

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	$1.022536

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2008

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$11,952,945	$13,849,698	$36,005,136	$44,600,099
Expenses:
Administrative, mortality and expense risk charge	6,382,193	6,808,594	15,671,968	21,934,437

Net investment income (loss)	5,570,752	7,041,104	20,333,168	22,665,662

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	75,282,438	25,716,528	101,716,406	165,582,165
Proceeds from sales	113,249,031	182,775,710	235,095,957	327,005,325
Cost of investments sold	115,617,734	208,413,440	224,091,220	284,284,394

Net realized capital gains (losses) on investments	72,913,735	78,798	112,721,143	208,303,096

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	69,676,997	(2,140,595)	134,568,196	218,718,054
End of period	(217,762,495)	(123,082,037)	(330,009,703)	(612,011,140)

Net change in unrealized appreciation/depreciation of investments	(287,439,492)	(120,941,442)	(464,577,899)	(830,729,194)

Net realized and unrealized capital gains (losses) on investments	(214,525,757)	(120,862,644)	(351,856,756)	(622,426,098)

Increase (decrease) in net assets from operations	$(208,955,005)	$(113,821,540)	$(331,523,588)	$(599,760,436)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount
Net investment income (loss)
Income:
Dividends	$563,373	$605,050	$4,556,750	$—
Expenses:
Administrative, mortality and expense risk charge	3,670,890	382,770	1,298,323	318,981

Net investment income (loss)	(3,107,517)	222,280	3,258,427	(318,981)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	9,951,924	820,502	6,977,344	1,169,992
Proceeds from sales	52,840,522	8,828,401	26,958,978	9,095,173
Cost of investments sold	48,137,748	10,578,799	31,332,097	9,174,090

Net realized capital gains (losses) on investments	14,654,698	(929,896)	2,604,225	1,091,075

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	57,347,192	316,142	1,459,043	5,985,721
End of period	(102,989,651)	(11,031,228)	(42,218,011)	(9,025,267)

Net change in unrealized appreciation/depreciation of investments	(160,336,843)	(11,347,370)	(43,677,054)	(15,010,988)

Net realized and unrealized capital gains (losses) on investments	(145,682,145)	(12,277,266)	(41,072,829)	(13,919,913)

Increase (decrease) in net assets from operations	$(148,789,662)	$(12,054,986)	$(37,814,402)	$(14,238,894)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$2,088,675	$2,629,570	$13,659,777	$4,348,057
Expenses:
Administrative, mortality and expense risk charge	1,724,211	1,593,548	2,953,651	978,888

Net investment income (loss)	364,464	1,036,022	10,706,126	3,369,169

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	18,403,586	21,158,318	14,641,251	15,773,366
Proceeds from sales	23,993,677	28,957,605	53,436,003	26,268,401
Cost of investments sold	32,137,294	27,991,016	54,995,397	34,856,729

Net realized capital gains (losses) on investments	10,259,969	22,124,907	13,081,857	7,185,038

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(10,234,841)	10,665,377	26,471,413	(5,524,813)
End of period	(79,411,726)	(65,916,864)	(96,819,256)	(50,100,713)

Net change in unrealized appreciation/depreciation of investments	(69,176,885)	(76,582,241)	(123,290,669)	(44,575,900)

Net realized and unrealized capital gains (losses) on investments	(58,916,916)	(54,457,334)	(110,208,812)	(37,390,862)

Increase (decrease) in net assets from operations	$(58,552,452)	$(53,421,312)	$(99,502,686)	$(34,021,693)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Net investment income (loss)
Income:
Dividends	$418,884	$495,930	$21,759	$5,422,581
Expenses:
Administrative, mortality and expense risk charge	334,383	389,472	321,043	1,394,569

Net investment income (loss)	84,501	106,458	(299,284)	4,028,012

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,234,816	854,665	14,626,341
Proceeds from sales	7,029,551	7,421,748	4,951,190	26,438,856
Cost of investments sold	6,663,789	7,324,001	5,120,201	23,681,754

Net realized capital gains (losses) on investments	365,762	2,332,563	685,654	17,383,443

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,004,962	4,974,711	2,096,400	28,261,752
End of period	(6,798,393)	(8,105,371)	(8,220,010)	(36,999,808)

Net change in unrealized appreciation/depreciation of investments	(12,803,355)	(13,080,082)	(10,316,410)	(65,261,560)

Net realized and unrealized capital gains (losses) on investments	(12,437,593)	(10,747,519)	(9,630,756)	(47,878,117)

Increase (decrease) in net assets from operations	$(12,353,092)	$(10,641,061)	$(9,930,040)	$(43,850,105)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$314,001	$6,661,625	$1,865,937	$719,075
Expenses:
Administrative, mortality and expense risk charge	603,748	1,026,771	770,668	1,160,023

Net investment income (loss)	(289,747)	5,634,854	1,095,269	(440,948)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,154,082	584,262	13,126,976	9,415,854
Proceeds from sales	13,783,942	22,372,251	16,785,606	22,805,060
Cost of investments sold	12,005,475	29,346,449	18,071,317	23,903,364

Net realized capital gains (losses) on investments	2,932,549	(6,389,936)	11,841,265	8,317,550

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	10,478,668	(8,839,838)	11,664,529	4,849,976
End of period	(12,998,587)	(27,452,620)	(28,413,747)	(35,863,942)

Net change in unrealized appreciation/depreciation of investments	(23,477,255)	(18,612,782)	(40,078,276)	(40,713,918)

Net realized and unrealized capital gains (losses) on investments	(20,544,706)	(25,002,718)	(28,237,011)	(32,396,368)

Increase (decrease) in net assets from operations	$(20,834,453)	$(19,367,864)	$(27,141,742)	$(32,837,316)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$14,235,364	$2,225,069	$2,372,224	$2,608,223
Expenses:
Administrative, mortality and expense risk charge	3,571,695	1,590,008	612,713	1,850,692

Net investment income (loss)	10,663,669	635,061	1,759,511	757,531

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	107,708	15,026,628	6,943,521	—
Proceeds from sales	53,858,781	26,734,110	17,245,362	42,537,686
Cost of investments sold	52,820,383	24,529,065	21,806,697	43,513,175

Net realized capital gains (losses) on investments	1,146,106	17,231,673	2,382,186	(975,489)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	12,923,414	20,200,867	2,821,871	(1,490,495)
End of period	(10,344,892)	(44,408,325)	(19,857,469)	6,835,849

Net change in unrealized appreciation/depreciation of investments	(23,268,306)	(64,609,192)	(22,679,340)	8,326,344

Net realized and unrealized capital gains (losses) on investments	(22,122,200)	(47,377,519)	(20,297,154)	7,350,855

Increase (decrease) in net assets from operations	$(11,458,531)	$(46,742,458)	$(18,537,643)	$8,108,386

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount
Net investment income (loss)
Income:
Dividends	$944,024	$9,480,842	$1,262,321	$1,319,617
Expenses:
Administrative, mortality and expense risk charge	821,433	3,894,702	2,365,853	1,196,433

Net investment income (loss)	122,591	5,586,140	(1,103,532)	123,184

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	76,430,834	9,844,034	16,072,139
Proceeds from sales	18,600,423	60,890,259	36,629,028	21,174,786
Cost of investments sold	18,486,359	71,112,132	34,808,420	29,269,231

Net realized capital gains (losses) on investments	114,064	66,208,961	11,664,642	7,977,694

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	22,219	25,348,492	60,676,238	(4,820,246)
End of period	5,593,067	(163,050,744)	(35,398,138)	(47,846,766)

Net change in unrealized appreciation/depreciation of investments	5,570,848	(188,399,236)	(96,074,376)	(43,026,520)

Net realized and unrealized capital gains (losses) on investments	5,684,912	(122,190,275)	(84,409,734)	(35,048,826)

Increase (decrease) in net assets from operations	$5,807,503	$(116,604,135)	$(85,513,266)	$(34,925,642)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$8,170,973	$3,931,809	$6,589,238	$687,981
Expenses:
Administrative, mortality and expense risk charge	2,296,499	1,466,676	4,346,296	483,070

Net investment income (loss)	5,874,474	2,465,133	2,242,942	204,911

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	18,163,822	14,254,743	(3,064)	—
Proceeds from sales	45,630,948	21,847,675	160,030,630	9,031,952
Cost of investments sold	34,861,943	24,077,338	160,030,630	6,211,538

Net realized capital gains (losses) on investments	28,932,827	12,025,080	(3,064)	2,820,414

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	64,414,500	23,981,123	—	15,516,631
End of period	(47,322,360)	(43,303,616)	—	(6,910,062)

Net change in unrealized appreciation/depreciation of investments	(111,736,860)	(67,284,739)	—	(22,426,693)

Net realized and unrealized capital gains (losses) on investments	(82,804,033)	(55,259,659)	(3,064)	(19,606,279)

Increase (decrease) in net assets from operations	$(76,929,559)	$(52,794,526)	$2,239,878	$(19,401,368)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica International Moderate Growth VP - SC Subaccount	Transamerica Small/Mid Cap Value VP Subaccount(1)	Transamerica Index 50 VP - SC Subaccount(1)	Transamerica Index 75 VP - SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$2,086,800	$3,255,525	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,283,718	2,608,148	20,376	65,801

Net investment income (loss)	803,082	647,377	(20,376)	(65,801)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,225,941	18,397,859	—	—
Proceeds from sales	12,421,940	40,442,294	331,608	641,978
Cost of investments sold	14,743,038	21,939,919	346,738	750,703

Net realized capital gains (losses) on investments	904,843	36,900,234	(15,130)	(108,725)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,939,825	111,086,452	—	—
End of period	(40,957,528)	(12,153,372)	(291,653)	(1,934,487)

Net change in unrealized appreciation/depreciation of investments	(42,897,353)	(123,239,824)	(291,653)	(1,934,487)

Net realized and unrealized capital gains (losses) on investments	(41,992,510)	(86,339,590)	(306,783)	(2,043,212)

Increase (decrease) in net assets from operations	$(41,189,428)	$(85,692,213)	$(327,159)	$(2,109,013)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Value Balanced VP - SC Subaccount(1)	Transamerica Efficient Markets VP - SC Subaccount(1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$75,164	$—	$144,973	$—
Expenses:
Administrative, mortality and expense risk charge	10,203	9	462,518	106,598

Net investment income (loss)	64,961	(9)	(317,545)	(106,598)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	139,499	—	5,638,746	—
Proceeds from sales	462,960	10,323	10,226,961	1,983,386
Cost of investments sold	703,454	10,706	8,476,001	1,675,495

Net realized capital gains (losses) on investments	(100,995)	(383)	7,389,706	307,891

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	7,659,622	2,045,447
End of period	(410,295)	335	(20,493,187)	(2,109,138)

Net change in unrealized appreciation/depreciation of investments	(410,295)	335	(28,152,809)	(4,154,585)

Net realized and unrealized capital gains (losses) on investments	(511,290)	(48)	(20,763,103)	(3,846,694)

Increase (decrease) in net assets from operations	$(446,329)	$(57)	$(21,080,648)	$(3,953,292)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount(1)	Janus Aspen-Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$1,082,542	$—	$—	$15,369
Expenses:
Administrative, mortality and expense risk charge	877,683	352,504	175	358,005

Net investment income (loss)	204,859	(352,504)	(175)	(342,636)

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,169,597	—	—	1,498,710
Proceeds from sales	13,775,018	5,094,627	3,247	13,168,510
Cost of investments sold	13,192,594	4,001,482	3,517	11,672,787

Net realized capital gains (losses) on investments	11,752,021	1,093,145	(270)	2,994,433

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	16,866,494	8,854,105	—	6,096,166
End of period	(26,492,670)	(3,905,673)	9,888	(10,044,172)

Net change in unrealized appreciation/depreciation of investments	(43,359,164)	(12,759,778)	9,888	(16,140,338)

Net realized and unrealized capital gains (losses)on investments	(31,607,143)	(11,666,633)	9,618	(13,145,905)

Increase (decrease) in net assets from operations	$(31,402,284)	$(12,019,137)	$9,443	$(13,488,541)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Janus Aspen-Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$15,047	$368,475	$—	$2,110,153
Expenses:
Administrative, mortality and expense risk charge	55,874	559,847	244,532	1,063,156

Net investment income (loss)	(40,827)	(191,372)	(244,532)	1,046,997

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	451,778	—	3,449,670	4,601,357
Proceeds from sales	1,054,266	12,645,455	7,248,077	18,909,931
Cost of investments sold	728,370	9,774,799	8,712,716	18,582,153

Net realized capital gains (losses) on investments	777,674	2,870,656	1,985,031	4,929,135

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,264,642	9,081,112	981,451	7,138,990
End of period	(687,075)	(15,022,412)	(8,755,809)	(17,524,589)

Net change in unrealized appreciation/depreciation of investments	(1,951,717)	(24,103,524)	(9,737,260)	(24,663,579)

Net realized and unrealized capital gains (losses) on investments	(1,174,043)	(21,232,868)	(7,752,229)	(19,734,444)

Increase (decrease) in net assets from operations	$(1,214,870)	$(21,424,240)	$(7,996,761)	$(18,687,447)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$1,628,105	$1,402,469	$204,926	$3,452
Expenses:
Administrative, mortality and expense risk charge	3,168,234	972,739	548,740	42,854

Net investment income (loss)	(1,540,129)	429,730	(343,814)	(39,402)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,381,296	73,300	—	—
Proceeds from sales	38,882,304	17,230,728	13,701,800	634,938
Cost of investments sold	34,272,094	17,928,284	11,358,188	544,858

Net realized capital gains (losses) on investments	10,991,506	(624,256)	2,343,612	90,080

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	14,419,639	(496,469)	10,126,611	1,743,528
End of period	(110,979,245)	(35,330,781)	(14,142,013)	(483,134)

Net change in unrealized appreciation/depreciation of investments	(125,398,884)	(34,834,312)	(24,268,624)	(2,226,662)

Net realized and unrealized capital gains (losses) on investments	(114,407,378)	(35,458,568)	(21,925,012)	(2,136,582)

Increase (decrease) in net assets from operations	$(115,947,507)	$(35,028,838)	$(22,268,826)	$(2,175,984)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount(1)	Franklin Income Securities Subaccount
Net investment income (loss)
Income:
Dividends	$617,297	$333,121	$65,312	$538,168
Expenses:
Administrative, mortality and expense risk charge	3,799,111	984,616	13,392	146,564

Net investment income (loss)	(3,181,814)	(651,495)	51,920	391,604

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	45,552,806	15,183,797	—	225,342
Proceeds from sales	59,909,268	21,807,639	133,917	3,069,277
Cost of investments sold	42,401,856	32,349,485	156,584	3,679,099

Net realized capital gains (losses) on investments	63,060,218	4,641,951	(22,667)	(384,480)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	87,211,149	(1,295,952)	—	(52,484)
End of period	(95,382,240)	(48,939,054)	(620,042)	(3,980,629)

Net change in unrealized appreciation/depreciation of investments	(182,593,389)	(47,643,102)	(620,042)	(3,928,145)

Net realized and unrealized capital gains (losses) on investments	(119,533,171)	(43,001,151)	(642,709)	(4,312,625)

Increase (decrease) in net assets from operations	$(122,714,985)	$(43,652,646)	$(590,789)	$(3,921,021)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton Founding Funds Allocation Subaccount(1)	RidgeWorth Variable Trust Large Cap Growth Stock Subaccount
Net investment income (loss)
Income:
Dividends	$196,692	$467,215	$6,999	$194
Expenses:
Administrative, mortality and expense risk charge	93,255	275,776	486	1,286

Net investment income (loss)	103,437	191,439	6,513	(1,092)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	279,761	1,912,187	6,766	12,720
Proceeds from sales	3,075,816	10,140,326	3,367	48,371
Cost of investments sold	3,899,949	13,370,622	3,674	55,592

Net realized capital gains (losses) on investments	(544,372)	(1,318,109)	6,459	5,499

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(117,375)	610,675	—	17,597
End of period	(2,407,953)	(7,491,657)	15,004	(29,037)

Net change in unrealized appreciation/depreciation of investments	(2,290,578)	(8,102,332)	15,004	(46,634)

Net realized and unrealized capital gains (losses) on investments	(2,834,950)	(9,420,441)	21,463	(41,135)

Increase (decrease) in net assets from operations	$(2,731,513)	$(9,229,002)	$27,976	$(42,227)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount	RidgeWorth Variable Trust Large Cap Value Equity Subaccount
Net investment income (loss)
Income:
Dividends	$885	$343	$6,132	$2,371
Expenses:
Administrative, mortality and expense risk charge	1,440	784	5,609	1,661

Net investment income (loss)	(555)	(441)	523	710

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	12,586	7,234	137,551	13,035
Proceeds from sales	52,315	25,375	274,667	60,675
Cost of investments sold	72,825	38,004	564,231	65,385

Net realized capital gains (losses) on investments	(7,924)	(5,395)	(152,013)	8,325

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,065	7,106	(129,869)	35,750
End of period	(29,378)	(15,602)	(117,330)	(20,553)

Net change in unrealized appreciation/depreciation of investments	(32,443)	(22,708)	12,539	(56,303)

Net realized and unrealized capital gains (losses) on investments	(40,367)	(28,103)	(139,474)	(47,978)

Increase (decrease) in net assets from operations	$(40,922)	$(28,544)	$(138,951)	$(47,268)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount
Net investment income (loss)
Income:
Dividends	$78	$872	$147	$2,969
Expenses:
Administrative, mortality and expense risk charge	229	914	386	2,767

Net investment income (loss)	(151)	(42)	(239)	202

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	2,776	3,885
Proceeds from sales	411	38,294	11,530	2,783
Cost of investments sold	453	50,886	13,263	3,071

Net realized capital gains (losses) on investments	(42)	(12,592)	1,043	3,597

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,851	(2,302)	1,013	(4,377)
End of period	(6,341)	(23,291)	(13,638)	(44,251)

Net change in unrealized appreciation/depreciation of investments	(8,192)	(20,989)	(14,651)	(39,874)

Net realized and unrealized capital gains (losses) on investments	(8,234)	(33,581)	(13,608)	(36,277)

Increase (decrease) in net assets from operations	$(8,385)	$(33,623)	$(13,847)	$(36,075)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$13,474	$863,298	$829,427	$606,881
Expenses:
Administrative, mortality and expense risk charge	17,769	603,248	132,290	363,992

Net investment income (loss)	(4,295)	260,050	697,137	242,889

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	56,664	404,240	—	108,512
Proceeds from sales	547,049	10,639,960	2,547,286	5,396,415
Cost of investments sold	684,342	10,716,421	2,709,541	4,774,393

Net realized capital gains (losses) on investments	(80,629)	327,779	(162,255)	730,534

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	44,970	3,388,104	(313,119)	2,097,683
End of period	(307,292)	(15,630,105)	(3,756,501)	(5,124,005)

Net change in unrealized appreciation/depreciation of investments	(352,262)	(19,018,209)	(3,443,382)	(7,221,688)

Net realized and unrealized capital gains (losses) on investments	(432,891)	(18,690,430)	(3,605,637)	(6,491,154)

Increase (decrease) in net assets from operations	$(437,186)	$(18,430,380)	$(2,908,500)	$(6,248,265)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$4,303	$989	$1,110	$6,036
Expenses:
Administrative, mortality and expense risk charge	543	1,142	212	2,354

Net investment income (loss)	3,760	(153)	898	3,682

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,060	8,928	1,550	4,220
Proceeds from sales	6,417	27,456	10,663	44,978
Cost of investments sold	9,112	33,450	14,264	53,504

Net realized capital gains (losses) on investments	(635)	2,934	(2,051)	(4,306)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(849)	19	(347)	205
End of period	(18,143)	(37,079)	(7,311)	(75,501)

Net change in unrealized appreciation/depreciation of investments	(17,294)	(37,098)	(6,964)	(75,706)

Net realized and unrealized capital gains (losses) on investments	(17,929)	(34,164)	(9,015)	(80,012)

Increase (decrease) in net assets from operations	$(14,169)	$(34,317)	$(8,117)	$(76,330)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Net investment income (loss)
Income:
Dividends	$—	$405	$24,947	$443
Expenses:
Administrative, mortality and expense risk charge	—	401	4,149	514

Net investment income (loss)	—	4	20,798	(71)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,778	479	7,840
Proceeds from sales	—	14,007	37,648	27,859
Cost of investments sold	—	18,052	38,099	37,737

Net realized capital gains (losses) on investments	—	(2,267)	28	(2,038)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(270)	(173)	(225)
End of period	—	(12,319)	(21,034)	(28,486)

Net change in unrealized appreciation/depreciation of investments	—	(12,049)	(20,861)	(28,261)

Net realized and unrealized capital gains (losses) on investments	—	(14,316)	(20,833)	(30,299)

Increase (decrease) in net assets from operations	$—	$(14,312)	$(35)	$(30,370)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$705	$377	$555	$21
Expenses:
Administrative, mortality and expense risk charge	534	193	2,354	25

Net investment income (loss)	171	184	(1,799)	(4)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	904	1,331	3,359	—
Proceeds from sales	10,057	8,054	68,644	671
Cost of investments sold	12,418	10,654	86,072	697

Net realized capital gains (losses) on investments	(1,457)	(1,269)	(14,069)	(26)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	193	(420)	(2,699)	—
End of period	(22,428)	(6,633)	(69,364)	399

Net change in unrealized appreciation/depreciation of investments	(22,621)	(6,213)	(66,665)	399

Net realized and unrealized capital gains (losses) on investments	(24,078)	(7,482)	(80,734)	373

Increase (decrease) in net assets from operations	$(23,907)	$(7,298)	$(82,533)	$369

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$5,570,752	$3,973,888	$7,041,104	$5,669,443
Net realized capital gains (losses) on investments	72,913,735	52,736,577	78,798	18,489,115
Net change in unrealized appreciation/depreciation of investments	(287,439,492)	(24,675,220)	(120,941,442)	(5,747,858)

Increase (decrease) in net assets from operations	(208,955,005)	32,035,245	(113,821,540)	18,410,700

Contract transactions
Net contract purchase payments	11,147,802	33,150,209	50,517,905	34,260,964
Transfer payments from (to) other subaccounts or general account	(50,274,022)	19,010,395	140,918,946	58,431,961
Contract terminations, withdrawals, and other deductions	(30,411,876)	(48,217,506)	(50,201,467)	(46,286,543)
Contract maintenance charges	(1,925,478)	(2,132,287)	(2,058,113)	(1,430,782)

Increase (decrease) in net assets from contract transactions	(71,463,574)	1,810,811	139,177,271	44,975,600

Net increase (decrease) in net assets	(280,418,579)	33,846,056	25,355,731	63,386,300

Net assets:
Beginning of the period	564,355,445	530,509,389	374,984,394	311,598,094

End of the period	$283,936,866	$564,355,445	$400,340,125	$374,984,394

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$20,333,168	$15,883,208	$22,665,662	$13,587,534
Net realized capital gains (losses) on investments	112,721,143	65,127,079	208,303,096	125,362,229
Net change in unrealized appreciation/depreciation of investments	(464,577,899)	(16,623,129)	(830,729,194)	(46,925,317)

Increase (decrease) in net assets from operations	(331,523,588)	64,387,158	(599,760,436)	92,024,446

Contract transactions
Net contract purchase payments	125,691,914	133,749,725	243,681,036	295,590,963
Transfer payments from (to) other subaccounts or general account	(15,348,465)	59,830,433	(142,023,605)	39,137,314
Contract terminations, withdrawals, and other deductions	(85,306,884)	(99,552,931)	(98,089,577)	(147,087,512)
Contract maintenance charges	(4,774,677)	(4,232,900)	(7,468,379)	(6,289,515)

Increase (decrease) in net assets from contract transactions	20,261,888	89,794,327	(3,900,525)	181,351,250

Net increase (decrease) in net assets	(311,261,700)	154,181,485	(603,660,961)	273,375,696

Net assets:
Beginning of the period	1,167,804,097	1,013,622,612	1,772,642,396	1,499,266,700

End of the period	$856,542,397	$1,167,804,097	$1,168,981,435	$1,772,642,396

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Equity VP Subaccount		Transamerica American Century Large Company Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(3,107,517)	$(5,135,263)	$222,280	$(450,959)
Net realized capital gains (losses) on investments	14,654,698	51,661,211	(929,896)	3,283,997
Net change in unrealized appreciation/depreciation of investments	(160,336,843)	1,582,945	(11,347,370)	(3,696,752)

Increase (decrease) in net assets from operations	(148,789,662)	48,108,893	(12,054,986)	(863,714)

Contract transactions
Net contract purchase payments	2,036,122	5,421,273	112,237	633,044
Transfer payments from (to) other subaccounts or general account	(12,809,680)	(40,585,466)	(4,891,544)	(7,651,264)
Contract terminations, withdrawals, and other deductions	(26,092,125)	(50,930,924)	(2,348,387)	(5,470,890)
Contract maintenance charges	(864,784)	(985,391)	(115,152)	(157,030)

Increase (decrease) in net assets from contract transactions	(37,730,467)	(87,080,508)	(7,242,846)	(12,646,140)

Net increase (decrease) in net assets	(186,520,129)	(38,971,615)	(19,297,832)	(13,509,854)

Net assets:
Beginning of the period	341,421,631	380,393,246	36,812,406	50,322,260

End of the period	$154,901,502	$341,421,631	$17,514,574	$36,812,406

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Science & Technology VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$3,258,427	$(701,943)	$(318,981)	$(369,114)
Net realized capital gains (losses) on investments	2,604,225	32,616,509	1,091,075	789,802
Net change in unrealized appreciation/depreciation of investments	(43,677,054)	(22,961,034)	(15,010,988)	5,949,588

Increase (decrease) in net assets from operations	(37,814,402)	8,953,532	(14,238,894)	6,370,276

Contract transactions
Net contract purchase payments	951,112	2,716,975	398,556	455,582
Transfer payments from (to) other subaccounts or general account	(13,417,696)	(6,317,686)	(2,794,267)	4,560,736
Contract terminations, withdrawals, and other deductions	(7,064,714)	(11,456,317)	(1,791,457)	(2,753,448)
Contract maintenance charges	(370,140)	(428,637)	(103,501)	(98,168)

Increase (decrease) in net assets from contract transactions	(19,901,438)	(15,485,665)	(4,290,669)	2,164,702

Net increase (decrease) in net assets	(57,715,840)	(6,532,133)	(18,529,563)	8,534,978

Net assets:
Beginning of the period	117,265,990	123,798,123	32,037,608	23,502,630

End of the period	$59,550,150	$117,265,990	$13,508,045	$32,037,608

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian Global VP Subaccount		Transamerica Capital Guardian U.S. Equity VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$364,464	$(1,081,348)	$1,036,022	$(1,344,446)
Net realized capital gains (losses) on investments	10,259,969	19,584,010	22,124,907	25,274,008
Net change in unrealized appreciation/depreciation of investments	(69,176,885)	(10,427,623)	(76,582,241)	(25,556,184)

Increase (decrease) in net assets from operations	(58,552,452)	8,075,039	(53,421,312)	(1,626,622)

Contract transactions
Net contract purchase payments	1,521,914	5,469,194	1,439,892	3,648,227
Transfer payments from (to) other subaccounts or general account	(9,123,051)	(11,515,195)	(17,585,038)	(12,644,221)
Contract terminations, withdrawals, and other deductions	(8,722,759)	(21,098,674)	(8,112,340)	(15,345,867)
Contract maintenance charges	(468,278)	(548,065)	(460,981)	(566,026)

Increase (decrease) in net assets from contract transactions	(16,792,174)	(27,692,740)	(24,718,467)	(24,907,887)

Net increase (decrease) in net assets	(75,344,626)	(19,617,701)	(78,139,779)	(26,534,509)

Net assets:
Beginning of the period	152,839,784	172,457,485	147,743,277	174,277,786

End of the period	$77,495,158	$152,839,784	$69,603,498	$147,743,277

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian Value VP Subaccount		Transamerica Clarion Global Real Estate Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$10,706,126	$(1,438,045)	$3,369,169	$6,071,566
Net realized capital gains (losses) on investments	13,081,857	39,093,758	7,185,038	27,819,015
Net change in unrealized appreciation/depreciation of investments	(123,290,669)	(59,695,489)	(44,575,900)	(42,931,118)

Increase (decrease) in net assets from operations	(99,502,686)	(22,039,776)	(34,021,693)	(9,040,537)

Contract transactions
Net contract purchase payments	1,751,998	5,573,289	781,467	3,878,570
Transfer payments from (to) other subaccounts or general account	(29,438,132)	(28,244,057)	(14,268,605)	(28,752,469)
Contract terminations, withdrawals, and other deductions	(18,985,959)	(44,483,744)	(5,514,093)	(13,398,635)
Contract maintenance charges	(722,679)	(954,651)	(275,255)	(456,857)

Increase (decrease) in net assets from contract transactions	(47,394,772)	(68,109,163)	(19,276,486)	(38,729,391)

Net increase (decrease) in net assets	(146,897,458)	(90,148,939)	(53,298,179)	(47,769,928)

Net assets:
Beginning of the period	278,855,197	369,004,136	93,167,627	140,937,555

End of the period	$131,957,739	$278,855,197	$39,869,448	$93,167,627

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Templeton Global VP Subaccount		Transamerica Balanced VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$84,501	$3,035	$106,458	$(103,685)
Net realized capital gains (losses) on investments	365,762	2,587,022	2,332,563	1,811,772
Net change in unrealized appreciation/depreciation of investments	(12,803,355)	1,018,222	(13,080,082)	1,546,736

Increase (decrease) in net assets from operations	(12,353,092)	3,608,279	(10,641,061)	3,254,823

Contract transactions
Net contract purchase payments	481,777	1,719,397	3,964,415	4,204,777
Transfer payments from (to) other subaccounts or general account	(2,304,150)	(579,544)	550,262	(1,141,230)
Contract terminations, withdrawals, and other deductions	(1,948,883)	(2,381,225)	(2,704,146)	(2,718,646)
Contract maintenance charges	(88,680)	(103,430)	(122,455)	(102,609)

Increase (decrease) in net assets from contract transactions	(3,859,936)	(1,344,802)	1,688,076	242,292

Net increase (decrease) in net assets	(16,213,028)	2,263,477	(8,952,985)	3,497,115

Net assets:
Beginning of the period	29,807,463	27,543,986	30,376,450	26,879,335

End of the period	$13,594,435	$29,807,463	$21,423,465	$30,376,450

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Jennison Growth VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(299,284)	$(417,287)	$4,028,012	$(480,347)
Net realized capital gains (losses) on investments	685,654	3,650,386	17,383,443	15,482,429
Net change in unrealized appreciation/depreciation of investments	(10,316,410)	(440,051)	(65,261,560)	(10,026,829)

Increase (decrease) in net assets from operations	(9,930,040)	2,793,048	(43,850,105)	4,975,253

Contract transactions
Net contract purchase payments	167,235	524,153	790,608	815,421
Transfer payments from (to) other subaccounts or general account	(792,843)	(3,753,989)	(3,605,667)	(11,667,071)
Contract terminations, withdrawals, and other deductions	(2,262,180)	(3,659,087)	(13,296,822)	(17,650,504)
Contract maintenance charges	(71,751)	(80,915)	(425,177)	(543,448)

Increase (decrease) in net assets from contract transactions	(2,959,539)	(6,969,838)	(16,537,058)	(29,045,602)

Net increase (decrease) in net assets	(12,889,579)	(4,176,790)	(60,387,163)	(24,070,349)

Net assets:
Beginning of the period	28,486,491	32,663,281	125,749,660	149,820,009

End of the period	$15,596,912	$28,486,491	$65,362,497	$125,749,660

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Marsico Growth VP Subaccount		Transamerica MFS High Yield VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(289,747)	$(702,504)	$5,634,854	$7,248,708
Net realized capital gains (losses) on investments	2,932,549	4,269,155	(6,389,936)	(2,124,694)
Net change in unrealized appreciation/depreciation of investments	(23,477,255)	4,316,995	(18,612,782)	(4,508,852)

Increase (decrease) in net assets from operations	(20,834,453)	7,883,646	(19,367,864)	615,162

Contract transactions
Net contract purchase payments	900,934	2,219,092	812,941	1,169,533
Transfer payments from (to) other subaccounts or general account	(2,021,698)	3,805,804	(8,344,828)	(8,679,176)
Contract terminations, withdrawals, and other deductions	(3,188,956)	(5,810,047)	(7,301,296)	(14,113,816)
Contract maintenance charges	(157,089)	(153,834)	(292,546)	(350,608)

Increase (decrease) in net assets from contract transactions	(4,466,809)	61,015	(15,125,729)	(21,974,067)

Net increase (decrease) in net assets	(25,301,262)	7,944,661	(34,493,593)	(21,358,905)

Net assets:
Beginning of the period	53,285,791	45,341,130	87,246,453	108,605,358

End of the period	$27,984,529	$53,285,791	$52,752,860	$87,246,453

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica BlackRock Large Cap Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,095,269	$(1,018,620)	$(440,948)	$(624,478)
Net realized capital gains (losses) on investments	11,841,265	9,476,649	8,317,550	21,935,435
Net change in unrealized appreciation/depreciation of investments	(40,078,276)	5,062,744	(40,713,918)	(18,038,685)

Increase (decrease) in net assets from operations	(27,141,742)	13,520,773	(32,837,316)	3,272,272

Contract transactions
Net contract purchase payments	379,164	1,133,841	1,544,777	4,361,857
Transfer payments from (to) other subaccounts or general account	(7,735,799)	(3,305,347)	(6,648,592)	(2,612,353)
Contract terminations, withdrawals, and other deductions	(4,796,240)	(8,991,958)	(7,201,708)	(11,536,157)
Contract maintenance charges	(233,002)	(260,245)	(316,046)	(368,982)

Increase (decrease) in net assets from contract transactions	(12,385,877)	(11,423,709)	(12,621,569)	(10,155,635)

Net increase (decrease) in net assets	(39,527,619)	2,097,064	(45,458,885)	(6,883,363)

Net assets:
Beginning of the period	73,168,251	71,071,187	103,081,638	109,965,001

End of the period	$33,640,632	$73,168,251	$57,622,753	$103,081,638

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount		Transamerica Legg Mason Partners All Cap VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$10,663,669	$2,364,289	$635,061	$(336,335)
Net realized capital gains (losses) on investments	1,146,106	1,837,522	17,231,673	20,083,898
Net change in unrealized appreciation/depreciation of investments	(23,268,306)	10,875,381	(64,609,192)	(19,807,296)

Increase (decrease) in net assets from operations	(11,458,531)	15,077,192	(46,742,458)	(59,733)

Contract transactions
Net contract purchase payments	9,276,758	3,974,406	779,189	1,297,602
Transfer payments from (to) other subaccounts or general account	37,071,789	17,958,783	(14,697,067)	(13,924,908)
Contract terminations, withdrawals, and other deductions	(23,199,303)	(26,725,095)	(9,212,110)	(19,217,798)
Contract maintenance charges	(1,067,427)	(804,567)	(474,870)	(571,020)

Increase (decrease) in net assets from contract transactions	22,081,817	(5,596,473)	(23,604,858)	(32,416,124)

Net increase (decrease) in net assets	10,623,286	9,480,719	(70,347,316)	(32,475,857)

Net assets:
Beginning of the period	221,824,032	212,343,313	141,294,608	173,770,465

End of the period	$232,447,318	$221,824,032	$70,947,292	$141,294,608

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Convertible Securities VP Subaccount		Transamerica U.S. Government Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,759,511	$261,074	$757,531	$3,513,618
Net realized capital gains (losses) on investments	2,382,186	6,370,902	(975,489)	(950,936)
Net change in unrealized appreciation/depreciation of investments	(22,679,340)	941,865	8,326,344	2,399,280

Increase (decrease) in net assets from operations	(18,537,643)	7,573,841	8,108,386	4,961,962

Contract transactions
Net contract purchase payments	572,044	1,033,824	7,051,517	2,165,078
Transfer payments from (to) other subaccounts or general account	(5,034,329)	3,522,807	46,543,918	2,754,579
Contract terminations, withdrawals, and other deductions	(3,187,060)	(3,973,766)	(15,190,371)	(19,364,598)
Contract maintenance charges	(156,489)	(167,122)	(456,495)	(346,186)

Increase (decrease) in net assets from contract transactions	(7,805,834)	415,743	37,948,569	(14,791,127)

Net increase (decrease) in net assets	(26,343,477)	7,989,584	46,056,955	(9,829,165)

Net assets:
Beginning of the period	52,997,756	45,008,172	111,128,766	120,957,931

End of the period	$26,654,279	$52,997,756	$157,185,721	$111,128,766

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount		Transamerica T. Rowe Price Equity Income VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$122,591	$265,524	$5,586,140	$2,411,816
Net realized capital gains (losses) on investments	114,064	(200,932)	66,208,961	44,463,283
Net change in unrealized appreciation/depreciation of investments	5,570,848	22,215	(188,399,236)	(38,282,820)

Increase (decrease) in net assets from operations	5,807,503	86,807	(116,604,135)	8,592,279

Contract transactions
Net contract purchase payments	0	—	1,687,472	4,333,130
Transfer payments from (to) other subaccounts or general account	135,553,655	5,518,659	(26,917,922)	(22,227,707)
Contract terminations, withdrawals, and other deductions	(5,282,757)	(38,934)	(25,954,880)	(51,590,450)
Contract maintenance charges	(403,118)	(487)	(886,926)	(1,059,446)

Increase (decrease) in net assets from contract transactions	129,867,780	5,479,238	(52,072,256)	(70,544,473)

Net increase (decrease) in net assets	135,675,283	5,566,045	(168,676,391)	(61,952,194)

Net assets:
Beginning of the period	5,566,215	170	350,548,649	412,500,843

End of the period	$141,241,498	$5,566,215	$181,872,258	$350,548,649

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica T. Rowe Price Growth Stock VP Subaccount		Transamerica T. Rowe Price Small Cap VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(1,103,532)	$(2,858,233)	$123,184	$(1,710,875)
Net realized capital gains (losses) on investments	11,664,642	17,884,833	7,977,694	12,424,537
Net change in unrealized appreciation/depreciation of investments	(96,074,376)	3,947,064	(43,026,520)	(1,427,007)

Increase (decrease) in net assets from operations	(85,513,266)	18,973,664	(34,925,642)	9,286,655

Contract transactions
Net contract purchase payments	825,752	2,389,425	869,258	2,590,132
Transfer payments from (to) other subaccounts or general account	(15,741,183)	(11,311,575)	(8,434,033)	(15,945,923)
Contract terminations, withdrawals, and other deductions	(15,319,505)	(33,862,978)	(6,710,395)	(13,466,031)
Contract maintenance charges	(549,318)	(648,045)	(349,988)	(422,530)

Increase (decrease) in net assets from contract transactions	(30,784,254)	(43,433,173)	(14,625,158)	(27,244,352)

Net increase (decrease) in net assets	(116,297,520)	(24,459,509)	(49,550,800)	(17,957,697)

Net assets:
Beginning of the period	220,625,176	245,084,685	104,800,420	122,758,117

End of the period	$104,327,656	$220,625,176	$55,249,620	$104,800,420

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount		Transamerica Van Kampen Large Cap Core VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$5,874,474	$2,644,214	$2,465,133	$(802,707)
Net realized capital gains (losses) on investments	28,932,827	15,993,699	12,025,080	10,874,077
Net change in unrealized appreciation/depreciation of investments	(111,736,860)	7,292,145	(67,284,739)	1,529,068

Increase (decrease) in net assets from operations	(76,929,559)	25,930,058	(52,794,526)	11,600,438

Contract transactions
Net contract purchase payments	1,338,919	4,535,048	840,449	758,954
Transfer payments from (to) other subaccounts or general account	(13,271,262)	12,213,057	(3,623,401)	(8,338,373)
Contract terminations, withdrawals, and other deductions	(16,232,547)	(27,218,929)	(13,272,576)	(27,336,536)
Contract maintenance charges	(536,682)	(555,676)	(209,429)	(244,288)

Increase (decrease) in net assets from contract transactions	(28,701,572)	(11,026,500)	(16,264,957)	(35,160,243)

Net increase (decrease) in net assets	(105,631,131)	14,903,558	(69,059,483)	(23,559,805)

Net assets:
Beginning of the period	207,322,239	192,418,681	134,536,669	158,096,474

End of the period	$101,691,108	$207,322,239	$65,477,186	$134,536,669

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Money Market VP Subaccount		Transamerica Van Kampen Mid-Cap Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,242,942	$6,305,181	$204,911	$(642,675)
Net realized capital gains (losses) on investments	(3,064)	(53)	2,820,414	5,048,559
Net change in unrealized appreciation/depreciation of investments	—	—	(22,426,693)	3,685,526

Increase (decrease) in net assets from operations	2,239,878	6,305,128	(19,401,368)	8,091,410

Contract transactions
Net contract purchase payments	45,548,665	36,883,034	540,160	1,081,111
Transfer payments from (to) other subaccounts or general account	237,719,305	132,873,654	(3,245,239)	(181,588)
Contract terminations, withdrawals, and other deductions	(100,083,471)	(128,297,452)	(2,597,391)	(5,099,055)
Contract maintenance charges	(1,314,393)	(786,714)	(142,995)	(159,181)

Increase (decrease) in net assets from contract transactions	181,870,106	40,672,522	(5,445,465)	(4,358,713)

Net increase (decrease) in net assets	184,109,984	46,977,650	(24,846,833)	3,732,697

Net assets:
Beginning of the period	205,999,246	159,021,596	45,031,573	41,298,876

End of the period	$390,109,230	$205,999,246	$20,184,740	$45,031,573

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica International Moderate Growth VP - SC Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2008	2007	2008 (1)	2007
Operations
Net investment income (loss)	$803,082	$(59,462)	$647,377	$(1,329,191)
Net realized capital gains (losses) on investments	904,843	916,514	36,900,234	42,270,096
Net change in unrealized appreciation/depreciation of investments	(42,897,353)	1,052,971	(123,239,824)	10,386,063

Increase (decrease) in net assets from operations	(41,189,428)	1,910,023	(85,692,213)	51,326,968

Contract transactions
Net contract purchase payments	43,084,876	40,047,147	698,319	874,659
Transfer payments from (to) other subaccounts or general account	5,114,861	23,721,543	(13,876,592)	(19,512,572)
Contract terminations, withdrawals, and other deductions	(5,378,388)	(2,802,633)	(21,727,796)	(45,609,787)
Contract maintenance charges	(470,299)	(125,109)	(445,451)	(504,590)

Increase (decrease) in net assets from contract transactions	42,351,050	60,840,948	(35,351,520)	(64,752,290)

Net increase (decrease) in net assets	1,161,622	62,750,971	(121,043,733)	(13,425,322)

Net assets:
Beginning of the period	77,443,929	14,692,958	232,779,139	246,204,461

End of the period	$78,605,551	$77,443,929	$111,735,406	$232,779,139

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount	Transamerica Value Balanced VP - SC Subaccount	Transamerica Efficient Markets VP - SC Subaccount
	2008 (1)	2008 (1)	2008 (1)	2008 (1)
Operations
Net investment income (loss)	$(20,376)	$(65,801)	$64,961	$(9)
Net realized capital gains (losses) on investments	(15,130)	(108,725)	(100,995)	(383)
Net change in unrealized appreciation/depreciation of investments	(291,653)	(1,934,487)	(410,295)	335

Increase (decrease) in net assets from operations	(327,159)	(2,109,013)	(446,329)	(57)

Contract transactions
Net contract purchase payments	3,819,082	13,084,309	2,256,883	53,434
Transfer payments from (to) other subaccounts or general account	2,184,445	4,064,751	180,458	3,834
Contract terminations, withdrawals, and other deductions	(187,885)	(267,892)	(9,756)	(3,230)
Contract maintenance charges	—	(110)	(168)	—

Increase (decrease) in net assets from contract transactions	5,815,642	16,881,058	2,427,417	54,038

Net increase (decrease) in net assets	5,488,483	14,772,045	1,981,088	53,981

Net assets:
Beginning of the period	—	—	—	—

End of the period	$5,488,483	$14,772,045	$1,981,088	$53,981

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(317,545)	$(627,010)	$(106,598)	$(152,935)
Net realized capital gains (losses) on investments	7,389,706	8,230,528	307,891	1,636,918
Net change in unrealized appreciation/depreciation of investments	(28,152,809)	(7,436,188)	(4,154,585)	(532,370)

Increase (decrease) in net assets from operations	(21,080,648)	167,330	(3,953,292)	951,613

Contract transactions
Net contract purchase payments	223,507	618,368	465,108	241,031
Transfer payments from (to) other subaccounts or general account	(5,775,431)	(5,488,579)	(743,623)	(1,299,701)
Contract terminations, withdrawals, and other deductions	(2,743,253)	(4,798,336)	(593,682)	(1,095,323)
Contract maintenance charges	(152,710)	(203,129)	(33,853)	(40,840)

Increase (decrease) in net assets from contract transactions	(8,447,887)	(9,871,676)	(906,050)	(2,194,833)

Net increase (decrease) in net assets	(29,528,535)	(9,704,346)	(4,859,342)	(1,243,220)

Net assets:
Beginning of the period	46,936,446	56,640,792	9,780,412	11,023,632

End of the period	$17,407,911	$46,936,446	$4,921,070	$9,780,412

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$204,859	$(227,426)	$(352,504)	$(471,213)
Net realized capital gains (losses) on investments	11,752,021	12,682,911	1,093,145	2,787,171
Net change in unrealized appreciation/depreciation of investments	(43,359,164)	(9,447,390)	(12,759,778)	1,229,419

Increase (decrease) in net assets from operations	(31,402,284)	3,008,095	(12,019,137)	3,545,377

Contract transactions
Net contract purchase payments	706,505	1,451,553	605,713	531,597
Transfer payments from (to) other subaccounts or general account	(4,894,994)	(6,701,026)	(1,675,171)	(2,299,060)
Contract terminations, withdrawals, and other deductions	(5,358,882)	(11,340,893)	(1,847,450)	(3,717,232)
Contract maintenance charges	(247,518)	(305,370)	(98,265)	(113,893)

Increase (decrease) in net assets from contract transactions	(9,794,889)	(16,895,736)	(3,015,173)	(5,598,588)

Net increase (decrease) in net assets	(41,197,173)	(13,887,641)	(15,034,310)	(2,053,211)

Net assets:
Beginning of the period	80,455,929	94,343,570	31,248,333	33,301,544

End of the period	$39,258,756	$80,455,929	$16,214,023	$31,248,333

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen-Mid Cap Growth Subaccount
	2008 (1)	2008	2007
Operations
Net investment income (loss)	$(175)	$(342,636)	$(219,171)
Net realized capital gains (losses) on investments	(270)	2,994,433	3,823,319
Net change in unrealized appreciation/depreciation of investments	9,888	(16,140,338)	886,720

Increase (decrease) in net assets from operations	9,443	(13,488,541)	4,490,868

Contract transactions
Net contract purchase payments	92,638	445,325	673,572
Transfer payments from (to) other subaccounts or general account	57,416	(285,889)	6,719,609
Contract terminations, withdrawals, and other deductions	(3,165)	(2,133,780)	(2,603,703)
Contract maintenance charges	—	(102,378)	(98,745)

Increase (decrease) in net assets from contract transactions	146,889	(2,076,722)	4,690,733

Net increase (decrease) in net assets	156,332	(15,565,263)	9,181,601

Net assets:
Beginning of the period	—	30,998,592	21,816,991

End of the period	$156,332	$15,433,329	$30,998,592

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Janus Aspen-Mid Cap Value		Janus Aspen-Worldwide Growth
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(40,827)	$163,179	$(191,372)	$(456,601)
Net realized capital gains (losses) on investments	777,674	561,092	2,870,656	7,278,109
Net change in unrealized appreciation/depreciation of investments	(1,951,717)	(409,458)	(24,103,524)	(3,549,100)

Increase (decrease) in net assets from operations	(1,214,870)	314,813	(21,424,240)	3,272,408

Contract transactions
Net contract purchase payments	3,774	23,366	475,607	1,110,549
Transfer payments from (to) other subaccounts or general account	(308,344)	(360,012)	(2,853,248)	5,630,715
Contract terminations, withdrawals, and other deductions	(665,712)	(471,359)	(2,954,385)	(6,281,549)
Contract maintenance charges	(12,820)	(14,233)	(174,028)	(184,708)

Increase (decrease) in net assets from contract transactions	(983,102)	(822,238)	(5,506,054)	275,007

Net increase (decrease) in net assets	(2,197,972)	(507,425)	(26,930,294)	3,547,415

Net assets:
Beginning of the period	4,953,039	5,460,464	49,676,967	46,129,552

End of the period	$2,755,067	$4,953,039	$22,746,673	$49,676,967

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	MFS New Discovery		MFS Total Return
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(244,532)	$(386,367)	$1,046,997	$826,431
Net realized capital gains (losses) on investments	1,985,031	3,514,890	4,929,135	7,002,945
Net change in unrealized appreciation/depreciation of investments	(9,737,260)	(2,752,793)	(24,663,579)	(5,630,281)

Increase (decrease) in net assets from operations	(7,996,761)	375,730	(18,687,447)	2,199,095

Contract transactions
Net contract purchase payments	257,598	612,122	1,031,520	1,463,149
Transfer payments from (to) other subaccounts or general account	(2,055,725)	(3,394,914)	(4,526,678)	(1,494,300)
Contract terminations, withdrawals, and other deductions	(1,784,172)	(2,708,786)	(6,920,254)	(10,663,582)
Contract maintenance charges	(71,893)	(93,997)	(328,430)	(354,167)

Increase (decrease) in net assets from contract transactions	(3,654,192)	(5,585,575)	(10,743,842)	(11,048,900)

Net increase (decrease) in net assets	(11,650,953)	(5,209,845)	(29,431,289)	(8,849,805)

Net assets:
Beginning of the period	22,480,559	27,690,404	86,022,424	94,872,229

End of the period	$10,829,606	$22,480,559	$56,591,135	$86,022,424

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Contrafund®		Fidelity-VIP Equity-Income
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(1,540,129)	$(2,011,087)	$429,730	$27,035
Net realized capital gains (losses) on investments	10,991,506	87,001,971	(624,256)	17,074,273
Net change in unrealized appreciation/depreciation of investments	(125,398,884)	(46,730,592)	(34,834,312)	(16,970,586)

Increase (decrease) in net assets from operations	(115,947,507)	38,260,292	(35,028,838)	130,722

Contract transactions
Net contract purchase payments	3,509,756	9,196,629	689,536	2,017,937
Transfer payments from (to) other subaccounts or general account	(3,694,483)	(520,161)	(7,538,662)	(7,879,456)
Contract terminations, withdrawals, and other deductions	(16,352,810)	(30,983,010)	(6,076,940)	(12,068,491)
Contract maintenance charges	(915,814)	(942,397)	(277,824)	(359,201)

Increase (decrease) in net assets from contract transactions	(17,453,351)	(23,248,939)	(13,203,890)	(18,289,211)

Net increase (decrease) in net assets	(133,400,858)	15,011,353	(48,232,728)	(18,158,489)

Net assets:
Beginning of the period	273,945,002	258,933,649	89,649,119	107,807,608

End of the period	$140,544,144	$273,945,002	$41,416,391	$89,649,119

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Growth		Fidelity-VIP Growth Opportunities
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(343,814)	$(443,768)	$(39,402)	$(63,051)
Net realized capital gains (losses) on investments	2,343,612	3,518,084	90,080	304,516
Net change in unrealized appreciation/depreciation of investments	(24,268,624)	5,441,253	(2,226,662)	584,864

Increase (decrease) in net assets from operations	(22,268,826)	8,515,569	(2,175,984)	826,329

Contract transactions
Net contract purchase payments	1,259,831	1,133,144	2,744	40,539
Transfer payments from (to) other subaccounts or general account	(2,939,344)	10,172,277	(242,674)	(286,774)
Contract terminations, withdrawals, and other deductions	(2,550,558)	(5,349,855)	(282,580)	(655,693)
Contract maintenance charges	(159,299)	(146,880)	(11,746)	(15,763)

Increase (decrease) in net assets from contract transactions	(4,389,370)	5,808,686	(534,256)	(917,691)

Net increase (decrease) in net assets	(26,658,196)	14,324,255	(2,710,240)	(91,362)

Net assets:
Beginning of the period	49,196,249	34,871,994	4,275,368	4,366,730

End of the period	$22,538,053	$49,196,249	$1,565,128	$4,275,368

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(3,181,814)	$(3,490,516)	$(651,495)	$(1,000,809)
Net realized capital gains (losses) on investments	63,060,218	68,783,643	4,641,951	15,990,735
Net change in unrealized appreciation/depreciation of investments	(182,593,389)	(20,186,558)	(47,643,102)	(10,388,694)

Increase (decrease) in net assets from operations	(122,714,985)	45,106,569	(43,652,646)	4,601,232

Contract transactions
Net contract purchase payments	2,245,129	6,999,451	880,494	2,407,748
Transfer payments from (to) other subaccounts or general account	(29,447,087)	(27,695,519)	(11,550,841)	(5,121,841)
Contract terminations, withdrawals, and other deductions	(21,929,259)	(39,419,858)	(5,347,685)	(10,510,352)
Contract maintenance charges	(1,078,324)	(1,210,061)	(304,753)	(410,593)

Increase (decrease) in net assets from contract transactions	(50,209,541)	(61,325,987)	(16,322,785)	(13,635,038)

Net increase (decrease) in net assets	(172,924,526)	(16,219,418)	(59,975,431)	(9,033,806)

Net assets:
Beginning of the period	336,300,424	352,519,842	97,289,208	106,323,014

End of the period	$163,375,898	$336,300,424	$37,313,777	$97,289,208

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount
	2008 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$51,920	$391,604	$(20,463)
Net realized capital gains (losses) on investments	(22,667)	(384,480)	(31,125)
Net change in unrealized appreciation/depreciation of investments	(620,042)	(3,928,145)	(52,484)

Increase (decrease) in net assets from operations	(590,789)	(3,921,021)	(104,072)

Contract transactions
Net contract purchase payments	3,659,693	2,627,734	1,788,161
Transfer payments from (to) other subaccounts or general account	813,564	6,178,634	4,957,421
Contract terminations, withdrawals, and other deductions	(26,812)	(791,949)	(77,281)
Contract maintenance charges	(5)	(23,432)	(7,301)

Increase (decrease) in net assets from contract transactions	4,446,440	7,990,987	6,661,000

Net increase (decrease) in net assets	3,855,651	4,069,966	6,556,928

Net assets:
Beginning of the period	—	6,556,928	—

End of the period	$3,855,651	$10,626,894	$6,556,928

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Mutual Shares Securities		Templeton Foreign Securities
	Subaccount		Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$103,437	$(37,913)	$191,439	$(59,429)
Net realized capital gains (losses) on investments	(544,372)	(113,291)	(1,318,109)	34,087
Net change in unrealized appreciation/depreciation of investments	(2,290,578)	(117,375)	(8,102,332)	610,675

Increase (decrease) in net assets from operations	(2,731,513)	(268,579)	(9,229,002)	585,333

Contract transactions
Net contract purchase payments	708,395	1,084,855	1,222,985	2,156,942
Transfer payments from (to) other subaccounts or general account	1,218,635	6,301,024	7,085,255	12,658,249
Contract terminations, withdrawals, and other deductions	(365,493)	(203,545)	(1,235,365)	(286,633)
Contract maintenance charges	(21,428)	(7,892)	(67,729)	(17,714)

Increase (decrease) in net assets from contract transactions	1,540,109	7,174,442	7,005,146	14,510,844

Net increase (decrease) in net assets	(1,191,404)	6,905,863	(2,223,856)	15,096,177

Net assets:
Beginning of the period	6,905,863	—	15,096,177	—

End of the period	$5,714,459	$6,905,863	$12,872,321	$15,096,177

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Franklin Templeton Founding Funds Allocation Subaccount	RidgeWorth Variable Trust Large Cap Growth Stock Subaccount
	2008 (1)	2008	2007
Operations
Net investment income (loss)	$6,513	$(1,092)	$(1,371)
Net realized capital gains (losses) on investments	6,459	5,499	7,986
Net change in unrealized appreciation/depreciation of investments	15,004	(46,634)	8,085

Increase (decrease) in net assets from operations	27,976	(42,227)	14,700

Contract transactions
Net contract purchase payments	450,964	—	1
Transfer payments from (to) other subaccounts or general account	16,988	(25,013)	(278)
Contract terminations, withdrawals, and other deductions	(3,135)	(7,694)	(7,812)
Contract maintenance charges	—	(488)	(588)

Increase (decrease) in net assets from contract transactions	464,817	(33,195)	(8,677)

Net increase (decrease) in net assets	492,793	(75,422)	6,023

Net assets:
Beginning of the period	—	119,619	113,596

End of the period	$492,793	$44,197	$119,619

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount		RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(555)	$(552)	$(441)	$(983)
Net realized capital gains (losses) on investments	(7,924)	9,839	(5,395)	12,671
Net change in unrealized appreciation/depreciation of investments	(32,443)	(9,976)	(22,708)	(9,029)

Increase (decrease) in net assets from operations	(40,922)	(689)	(28,544)	2,659

Contract transactions
Net contract purchase payments	12,155	540	—	—
Transfer payments from (to) other subaccounts or general account	(45,105)	3,796	(19,854)	(1,757)
Contract terminations, withdrawals, and other deductions	(1,462)	(6,063)	(1,928)	—
Contract maintenance charges	(670)	(798)	(223)	(235)

Increase (decrease) in net assets from contract transactions	(35,082)	(2,525)	(22,005)	(1,992)

Net increase (decrease) in net assets	(76,004)	(3,214)	(50,549)	667

Net assets:
Beginning of the period	119,749	122,963	71,172	70,505

End of the period	$43,745	$119,749	$20,623	$71,172

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	RidgeWorth Variable Trust Small Cap Value Equity Subaccount		RidgeWorth Variable Trust Large Cap Value Equity Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$523	$(4,057)	$710	$(659)
Net realized capital gains (losses) on investments	(152,013)	113,349	8,325	47,606
Net change in unrealized appreciation/depreciation of investments	12,539	(91,801)	(56,303)	(39,145)

Increase (decrease) in net assets from operations	(138,951)	17,491	(47,268)	7,802

Contract transactions
Net contract purchase payments	10,687	4,507	500	500
Transfer payments from (to) other subaccounts or general account	(174,162)	(66,470)	(52,980)	(157,785)
Contract terminations, withdrawals, and other deductions	(64,000)	(70,128)	(4,069)	—
Contract maintenance charges	(2,257)	(2,851)	(869)	(1,106)

Increase (decrease) in net assets from contract transactions	(229,732)	(134,942)	(57,418)	(158,391)

Net increase (decrease) in net assets	(368,683)	(117,451)	(104,686)	(150,589)

Net assets:
Beginning of the period	528,335	645,786	156,154	306,743

End of the period	$159,652	$528,335	$51,468	$156,154

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount		MTB Large-Cap Value Fund II Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(151)	$(178)	$(42)	$(289)
Net realized capital gains (losses) on investments	(42)	1,482	(12,592)	5,860
Net change in unrealized appreciation/depreciation of investments	(8,192)	97	(20,989)	(4,744)

Increase (decrease) in net assets from operations	(8,385)	1,401	(33,623)	827

Contract transactions
Net contract purchase payments	—	1,663	2,067	1,663
Transfer payments from (to) other subaccounts or general account	674	(41)	(19,976)	(1,365)
Contract terminations, withdrawals, and other deductions	(175)	(203)	(6,994)	(10,001)
Contract maintenance charges	(7)	(2)	(491)	(562)

Increase (decrease) in net assets from contract transactions	492	1,417	(25,394)	(10,265)

Net increase (decrease) in net assets	(7,893)	2,818	(59,017)	(9,438)

Net assets:
Beginning of the period	20,608	17,790	96,203	105,641

End of the period	$12,715	$20,608	$37,186	$96,203

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	MTB Managed Allocation Fund-Aggressive Growth II Subaccount		MTB Managed Allocation Fund-Conservative Growth II Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(239)	$(4)	$202	$1,686
Net realized capital gains (losses) on investments	1,043	2,004	3,597	7,062
Net change in unrealized appreciation/depreciation of investments	(14,651)	258	(39,874)	(5,456)

Increase (decrease) in net assets from operations	(13,847)	2,258	(36,075)	3,292

Contract transactions
Net contract purchase payments	—	31,430	—	165,000
Transfer payments from (to) other subaccounts or general account	(8,423)	(80)	10	(106,657)
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(199)	(19)	(17)	(616)

Increase (decrease) in net assets from contract transactions	(8,622)	31,331	(7)	57,727

Net increase (decrease) in net assets	(22,469)	33,589	(36,082)	61,019

Net assets:
Beginning of the period	39,649	6,060	170,864	109,845

End of the period	$17,180	$39,649	$134,782	$170,864

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	MTB Managed Allocation Fund-Moderate Growth II Subaccount		BlackRock Basic Value V.I. Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(4,295)	$11,068	$260,050	$(79,448)
Net realized capital gains (losses) on investments	(80,629)	61,162	327,779	10,344,214
Net change in unrealized appreciation/depreciation of investments	(352,262)	14,433	(19,018,209)	(9,548,006)

Increase (decrease) in net assets from operations	(437,186)	86,663	(18,430,380)	716,760

Contract transactions
Net contract purchase payments	6,449	54,517	42,533	197,414
Transfer payments from (to) other subaccounts or general account	(374,098)	(39,176)	(3,485,674)	(3,537,842)
Contract terminations, withdrawals, and other deductions	(51,168)	(109,937)	(5,716,739)	(12,511,710)
Contract maintenance charges	(8,070)	(8,469)	(146,421)	(181,809)

Increase (decrease) in net assets from contract transactions	(426,887)	(103,065)	(9,306,301)	(16,033,947)

Net increase (decrease) in net assets	(864,073)	(16,402)	(27,736,681)	(15,317,187)

Net assets:
Beginning of the period	1,624,021	1,640,423	54,959,003	70,276,190

End of the period	$759,948	$1,624,021	$27,222,322	$54,959,003

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	BlackRock High Income V.I. Subaccount		BlackRock Global Allocation V.I. Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$697,137	$779,494	$242,889	$302,454
Net realized capital gains (losses) on investments	(162,255)	538,148	730,534	2,201,332
Net change in unrealized appreciation/depreciation of investments	(3,443,382)	(1,147,474)	(7,221,688)	285,271

Increase (decrease) in net assets from operations	(2,908,500)	170,168	(6,248,265)	2,789,057

Contract transactions
Net contract purchase payments	1,297	31,187	3,218,210	1,941,653
Transfer payments from (to) other subaccounts or general account	(116,307)	(568,160)	7,952,851	3,515,393
Contract terminations, withdrawals, and other deductions	(1,071,806)	(2,634,249)	(2,235,336)	(3,376,398)
Contract maintenance charges	(25,791)	(30,997)	(77,368)	(51,097)

Increase (decrease) in net assets from contract transactions	(1,212,607)	(3,202,219)	8,858,357	2,029,551

Net increase (decrease) in net assets	(4,121,107)	(3,032,051)	2,610,092	4,818,608

Net assets:
Beginning of the period	10,522,866	13,554,917	21,415,424	16,596,816

End of the period	$6,401,759	$10,522,866	$24,025,516	$21,415,424

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Huntington VA Dividend Capture Subaccount		Huntington VA Growth Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$3,760	$(32)	$(153)	$(5)
Net realized capital gains (losses) on investments	(635)	(90)	2,934	1
Net change in unrealized appreciation/depreciation of investments	(17,294)	(849)	(37,098)	19

Increase (decrease) in net assets from operations	(14,169)	(971)	(34,317)	15

Contract transactions
Net contract purchase payments	15,285	18,522	51,071	501
Transfer payments from (to) other subaccounts or general account	14,275	270	36,091	8,587
Contract terminations, withdrawals, and other deductions	(785)	(504)	(3,385)	(507)
Contract maintenance charges	(154)	—	(218)	—

Increase (decrease) in net assets from contract transactions	28,621	18,288	83,559	8,581

Net increase (decrease) in net assets	14,452	17,317	49,242	8,596

Net assets:
Beginning of the period	17,317	—	8,596	—

End of the period	$31,769	$17,317	$57,838	$8,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Huntington VA Income Equity Subaccount		Huntington VA International Equity Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$898	$(16)	$3,682	$(31)
Net realized capital gains (losses) on investments	(2,051)	3	(4,306)	(7)
Net change in unrealized appreciation/depreciation of investments	(6,964)	(347)	(75,706)	205

Increase (decrease) in net assets from operations	(8,117)	(360)	(76,330)	167

Contract transactions
Net contract purchase payments	17,063	11,728	113,795	11,283
Transfer payments from (to) other subaccounts or general account	(7,045)	757	116,403	12,067
Contract terminations, withdrawals, and other deductions	(1,690)	(509)	(6,122)	(505)
Contract maintenance charges	(60)	—	(391)	—

Increase (decrease) in net assets from contract transactions	8,268	11,976	223,685	22,845

Net increase (decrease) in net assets	151	11,616	147,355	23,012

Net assets:
Beginning of the period	11,616	—	23,012	—

End of the period	$11,767	$11,616	$170,367	$23,012

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Huntington VA Macro 100 Subaccount		Huntington VA Mid Corp America Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$4	$(41)
Net realized capital gains (losses) on investments	—	(4)	(2,267)	(259)
Net change in unrealized appreciation/depreciation of investments	—	—	(12,049)	(270)

Increase (decrease) in net assets from operations	—	(4)	(14,312)	(570)

Contract transactions
Net contract purchase payments	—	500	27,395	23,138
Transfer payments from (to) other subaccounts or general account	—	8	(9,547)	(4,390)
Contract terminations, withdrawals, and other deductions	—	(504)	(1,256)	(505)
Contract maintenance charges	—	—	(48)	—

Increase (decrease) in net assets from contract transactions	—	4	16,544	18,243

Net increase (decrease) in net assets	—	—	2,232	17,673

Net assets:
Beginning of the period	—	—	17,673	—

End of the period	$—	$—	$19,905	$17,673

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Huntington VA Mortgage Securities Subaccount		Huntington VA New Economy Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$20,798	$(97)	$(71)	$(23)
Net realized capital gains (losses) on investments	28	(2)	(2,038)	(120)
Net change in unrealized appreciation/depreciation of investments	(20,861)	(173)	(28,261)	(225)

Increase (decrease) in net assets from operations	(35)	(272)	(30,370)	(368)

Contract transactions
Net contract purchase payments	217,971	95,754	56,836	23,972
Transfer payments from (to) other subaccounts or general account	17,091	786	(16,266)	(1,704)
Contract terminations, withdrawals, and other deductions	(9,872)	(804)	(4,669)	(503)
Contract maintenance charges	(266)	—	(69)	—

Increase (decrease) in net assets from contract transactions	224,924	95,736	35,832	21,765

Net increase (decrease) in net assets	224,889	95,464	5,462	21,397

Net assets:
Beginning of the period	95,464	—	21,397	—

End of the period	$320,353	$95,464	$26,859	$21,397

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Huntington VA Real Strategies Subaccount		Huntington VA Rotating Markets Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$171	$(20)	$184	$(23)
Net realized capital gains (losses) on investments	(1,457)	(88)	(1,269)	(76)
Net change in unrealized appreciation/depreciation of investments	(22,621)	193	(6,213)	(420)

Increase (decrease) in net assets from operations	(23,907)	85	(7,298)	(519)

Contract transactions
Net contract purchase payments	26,758	9,700	5,450	20,487
Transfer payments from (to) other subaccounts or general account	15,762	520	(4,670)	(1,489)
Contract terminations, withdrawals, and other deductions	(2,962)	(512)	(2,753)	(506)
Contract maintenance charges	(66)	—	(70)	—

Increase (decrease) in net assets from contract transactions	39,492	9,708	(2,043)	18,492

Net increase (decrease) in net assets	15,585	9,793	(9,341)	17,973

Net assets:
Beginning of the period	9,793	—	17,973	—

End of the period	$25,378	$9,793	$8,632	$17,973

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Huntington VA Situs Subaccount		Huntington VA Balanced Allocation Subaccount
	2008	2007 (1)	2008 (1)
Operations
Net investment income (loss)	$(1,799)	$88	$(4)
Net realized capital gains (losses) on investments	(14,069)	816	(26)
Net change in unrealized appreciation/depreciation of investments	(66,665)	(2,699)	399

Increase (decrease) in net assets from operations	(82,533)	(1,795)	369

Contract transactions
Net contract purchase payments	153,815	45,693	18,592
Transfer payments from (to) other subaccounts or general account	57,595	4,376	9,708
Contract terminations, withdrawals, and other deductions	(5,621)	(506)	(651)
Contract maintenance charges	(341)	—	—

Increase (decrease) in net assets from contract transactions	205,448	49,563	27,649

Net increase (decrease) in net assets	122,915	47,768	28,018

Net assets:
Beginning of the period	47,768	—	—

End of the period	$170,683	$47,768	$28,018

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts, except for those of the STI Classic Variable Trust, MTB Group of Funds-Class VA, BlackRock Variable Series Funds, and Huntington VA Funds are available to contract owners of the Transamerica Landmark Variable Annuity, and the Transamerica Freedom Variable Annuity, issued by Transamerica Life. The STI Classic Variable Trust subaccounts are available to the contract owners of the Transamerica Landmark Suntrust Variable Annuity. The MTB Group of Funds-Class VA subaccounts are available to the contract owners of the Transamerica Landmark Select Variable Annuity. The BlackRock Variable Series subaccounts are available to the contract owners of the Transamerica Landmark ML Variable Annuity. The Huntington VA subaccounts are available to the contract owners of the Transamerica Huntington Landmark Variable Annuity (which commenced operations September 10, 2007). The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Transamerica Asset Allocation - Growth VP

Transamerica Asset Allocation - Conservative VP

Transamerica Asset Allocation - Moderate VP

Transamerica Asset Allocation - Moderate Growth VP

Transamerica Equity VP

Transamerica American Century Large Company Value VP

Transamerica MFS International Equity VP

Transamerica Science & Technology VP

Transamerica Capital Guardian Global VP

Transamerica Capital Guardian U.S. Equity VP

Transamerica Capital Guardian Value VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Small/Mid Cap Value VP

Transamerica Templeton Global VP

Transamerica Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Enhanced Index VP

Transamerica Marsico Growth VP

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Transamerica MFS High Yield VP

Transamerica Growth Opportunities VP

Transamerica BlackRock Large Cap Value VP

Transamerica PIMCO Total Return VP

Transamerica Legg Mason Partners All Cap VP

Transamerica Convertible Securities VP

Transamerica U.S. Government Securities VP

Transamerica U.S. Government Securities VP - PAM Fund - SC

Transamerica T. Rowe Price Equity Income VP

Transamerica T. Rowe Price Growth Stock VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Van Kampen Active International Allocation VP

Transamerica Van Kampen Large Cap Core VP

Transamerica Money Market VP

Transamerica Van Kampen Mid-Cap Growth VP

Transamerica International Moderate Growth VP - SC

Transamerica Index 50 VP - SC

Transamerica Index 75 VP - SC

Transamerica Value Balanced VP - SC

Transamerica Efficient Markets VP - SC

AIM Variable Insurance Funds - Series II

AIM V.I. Basic Value

AIM V.I. Capital Appreciation

AllianceBernstein Variable Products Series Fund, Inc.-Class B

AllianceBernstein Growth & Income

AllianceBernstein Large Cap Growth

AllianceBernstein Balanced Wealth Strategy

Janus Aspen Series-Service Shares

Janus Aspen-Mid Cap Growth

Janus Aspen-Mid Cap Value

Janus Aspen-Worldwide Growth

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

MFS® Variable Insurance TrustSM-Service Class

MFS New Discovery

MFS Total Return

Variable Insurance Products Fund (VIP) - Service Class 2

Fidelity-VIP Contrafund®

Fidelity-VIP Equity-Income

Fidelity-VIP Growth

Fidelity-VIP Growth Opportunities

Fidelity-VIP Mid Cap

Fidelity-VIP Value Strategies

Fidelity-VIP Balanced

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities

Mutual Shares Securities

Templeton Foreign Securities

Franklin Templeton Founding Funds Allocation

RidgeWorth Variable Trust

RidgeWorth Variable Trust Large Cap Growth Stock

RidgeWorth Variable Trust Large Cap Core Equity

RidgeWorth Variable Trust Mid-Cap Core Equity

RidgeWorth Variable Trust Small Cap Value Equity

RidgeWorth Variable Trust Large Cap Value Equity

MTB Group of Funds - Class VA

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation Fund-Aggressive Growth II

MTB Managed Allocation Fund-Conservative Growth II

MTB Managed Allocation Fund-Moderate Growth II

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I.

BlackRock High Income V.I.

BlackRock Global Allocation V.I.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Huntington VA Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Huntington VA Balanced Allocation Fund

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton Founding Funds Allocation	0.15%

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation-Moderate Growth Fund II	May 1, 2004
MTB Managed Allocation-Aggressive Growth Fund II	May 1, 2005
MTB Managed Allocation-Conservative Growth Fund II	May 1, 2005
Transamerica International Moderate Growth VP	May 1, 2006
Franklin Income Securities	May 1, 2007
Mutual Shares Securities	May 1, 2007
Templeton Foreign Securities	May 1, 2007

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Huntington VA Dividend Capture	September 10, 2007
Huntington VA Growth	September 10, 2007
Huntington VA Income Equity	September 10, 2007
Huntington VA International Equity	September 10, 2007
Huntington VA Macro 100	September 10, 2007
Huntington VA Mid Corp America	September 10, 2007
Huntington VA Mortgage Securities	September 10, 2007
Huntington VA New Economy	September 10, 2007
Huntington VA Real Strategies	September 10, 2007
Huntington VA Rotating Markets	September 10, 2007
Huntington VA Situs	September 10, 2007
Transamerica Small/Mid Cap Value VP - SC	January 21, 2008
Fidelity-VIP Balanced	May 1, 2008
Transamerica Index 50 VP - SC	May 1, 2008
Transamerica Index 75 VP - SC	May 1, 2008
Transamerica Value Balanced VP - SC	May 1, 2008
Transamerica Efficient Markets VP - SC	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton Founding Funds Allocation	November 10, 2008
Huntington VA Balanced Allocation	November 10, 2008

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:

Portfolio	Formerly
Transamerica Asset Allocation - Growth VP	Asset Allocation - Growth
Transamerica Asset Allocation - Conservative VP	Asset Allocation - Conservative
Transamerica Asset Allocation - Moderate VP	Asset Allocation - Moderate
Transamerica Asset Allocation - Moderate Growth VP	Asset Allocation - Moderate Growth
Transamerica Equity VP	Transamerica Equity
Transamerica American Century Large Company Value VP	American Century Large Company Value
Transamerica MFS International Equity VP	MFS International Equity
Transamerica Science & Technology VP	Transamerica Science & Technology
Transamerica Capital Guardian Global VP	Capital Guardian Global
Transamerica Capital Guardian U.S. Equity VP	Capital Guardian U.S. Equity
Transamerica Capital Guardian Value VP	Capital Guardian Value
Transamerica Clarion Global Real Estate Securities VP	Clarion Global Real Estate Securities
Transamerica Small/Mid Cap Value VP	Transamerica Small/Mid Cap Value
Transamerica Templeton Global VP	Templeton Transamerica Global

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:

Portfolio	Formerly
Transamerica Balanced VP	Transamerica Balanced
Transamerica Jennison Growth VP	Jennison Growth
Transamerica JPMorgan Enhanced Index VP	JPMorgan Enhanced Index
Transamerica Marsico Growth VP	Marsico Growth
Transamerica MFS High Yield VP	MFS High Yield
Transamerica Growth Opportunities VP	Transamerica Growth Opportunities
Transamerica BlackRock Large Cap Value VP	BlackRock Large Cap Value
Transamerica PIMCO Total Return VP	PIMCO Total Return
Transamerica Legg Mason Partners All Cap VP	Legg Mason Partners All Cap
Transamerica Convertible Securities VP	Transamerica Convertible Securities
Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities
Transamerica U.S. Government Securities VP - PAM Fund	U.S. Government Securities - PAM Fund
Transamerica T. Rowe Price Equity Income VP	T. Rowe Price Equity Income
Transamerica T. Rowe Price Growth Stock VP	T. Rowe Price Growth Stock
Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Small Cap
Transamerica Van Kampen Active International Allocation VP	Van Kampen Active International Allocation
Transamerica Van Kampen Large Cap Core VP	Van Kampen Large Cap Core
Transamerica Money Market VP	Transamerica Money Market
Transamerica Van Kampen Mid-Cap Growth VP	Van Kampen Mid-Cap Growth
Transamerica International Moderate Growth VP	International Moderate Growth
Transamerica Small/Mid Cap Value VP	Transamerica Small/Mid Cap Value
RidgeWorth Variable Trust Large Cap Growth Stock	STI Classic Large Cap Growth Stock
RidgeWorth Variable Trust Large Cap Core Equity	STI Classic Large Cap Core Equity
RidgeWorth Variable Trust Mid-Cap Core Equity	STI Classic Mid-Cap Core Equity
RidgeWorth Variable Trust Small Cap Value Equity	STI Classic Small Cap Value Equity
RidgeWorth Variable Trust Large Cap Value Equity	STI Classic Large Cap Value Equity

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2008.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company's Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate of cost of purchase and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Transamerica Asset Allocation - Growth VP
Initial	$89,038,224	$69,191,944
Service	33,600,621	44,057,087
Transamerica Asset Allocation - Conservative VP
Initial	213,866,916	139,413,102
Service	140,843,593	43,362,608
Transamerica Asset Allocation - Moderate VP
Initial	179,908,571	164,539,763
Service	197,498,760	70,556,194
Transamerica Asset Allocation - Moderate Growth VP
Initial	165,031,670	223,350,542
Service	346,319,811	103,654,783
Transamerica Equity VP
Initial	19,882,552	47,593,850
Service	2,072,129	5,246,672
Transamerica American Century Large Company Value VP
Initial	2,406,919	8,234,651
Service	221,416	593,750
Transamerica MFS International Equity VP
Initial	14,433,489	23,066,644
Service	2,859,908	3,892,334
Transamerica Science & Technology VP
Initial	4,521,346	7,341,891
Service	1,134,150	1,753,282
Transamerica Capital Guardian Global VP
Initial	22,186,933	21,447,120
Service	3,782,418	2,546,557
Transamerica Capital Guardian U.S. Equity VP
Initial	24,173,506	27,432,585
Service	2,259,843	1,525,020
Transamerica Capital Guardian Value VP
Initial	28,083,979	49,169,592
Service	3,304,724	4,266,411
Transamerica Clarion Global Real Estate Securities VP
Initial	21,936,327	21,873,147
Service	4,198,077	4,395,254
Transamerica Templeton Global VP
Initial	2,563,960	5,378,909
Service	690,049	1,650,642
Transamerica Balanced VP
Initial	4,765,623	4,833,718
Service	6,685,480	2,588,030

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Transamerica Jennison Growth VP
Initial	$2,328,803	$4,477,173
Service	218,230	474,017
Transamerica JPMorgan Enhanced Index VP
Initial	27,184,321	25,156,316
Service	1,371,896	1,282,540
Transamerica Marsico Growth VP
Initial	7,787,327	11,303,328
Service	2,394,122	2,480,614
Transamerica MFS High Yield VP
Initial	11,547,200	20,732,885
Service	1,918,383	1,639,366
Transamerica Growth Opportunities VP
Initial	17,043,612	14,848,813
Service	1,578,125	1,936,793
Transamerica BlackRock Large Cap Value VP
Initial	14,240,814	19,245,613
Service	4,917,596	3,559,447
Transamerica PIMCO Total Return VP
Initial	69,270,420	47,354,330
Service	17,441,540	6,504,451
Transamerica Legg Mason Partners All Cap VP
Initial	18,141,672	25,636,734
Service	649,246	1,097,376
Transamerica Convertible Securities VP
Initial	15,274,410	14,333,415
Service	2,868,114	2,911,947
Transamerica U.S. Government Securities VP
Initial	62,689,817	36,792,220
Service	18,553,930	5,745,466
Transamerica U.S. Government Securities VP—PAM Fund—SC
Service	148,544,973	18,600,423
Transamerica T. Rowe Price Equity Income VP
Initial	87,390,526	57,906,105
Service	3,444,435	2,984,154
Transamerica T. Rowe Price Growth Stock VP
Initial	13,305,451	34,628,885
Service	1,279,926	2,000,143
Transamerica T. Rowe Price Small Cap VP
Initial	20,117,228	17,501,376
Service	2,627,796	3,673,410
Transamerica Van Kampen Active International Allocation VP
Initial	35,851,108	40,694,627
Service	5,116,513	4,936,321
Transamerica Van Kampen Large Cap Core VP
Initial	20,028,062	21,174,704
Service	2,274,577	672,971

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Transamerica Money Market VP
Initial	$247,049,632	$113,302,660
Service	97,092,071	46,727,970
Transamerica Van Kampen Mid-Cap Growth VP
Initial	3,199,365	8,363,585
Service	591,903	668,367
Transamerica International Moderate Growth VP - SC
Service	58,801,985	12,421,940
Transamerica Small/Mid Cap Value VP
Initial	22,633,595	40,105,618
Service	1,502,464	336,676
Transamerica Index 50 VP - SC
Service	6,126,868	331,608
Transamerica Index 75 VP - SC
Service	17,457,249	641,978
Transamerica Value Balanced VP - SC
Service	3,094,834	462,960
Transamerica Efficient Markets VP - SC
Service	64,352	10,323
AIM Variable Insurance Funds - Series II
AIM V.I. Basic Value	7,105,844	10,226,961
AIM V.I. Capital Appreciation	970,720	1,983,386
AllianceBernstein Variable Products Series Fund, Inc.-Class B
AllianceBernstein Growth & Income	15,354,578	13,775,018
AllianceBernstein Large Cap Growth	1,726,929	5,094,627
AllianceBernstein Balanced Wealth Strategy	150,873	3,247
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth	12,247,884	13,168,510
Janus Aspen-Mid Cap Value	481,995	1,054,266
Janus Aspen-Worldwide Growth	6,948,049	12,645,455
MFS® Variable Insurance TrustSM:
MFS New Discovery	6,799,032	7,248,077
MFS Total Return	13,814,319	18,909,931
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity-VIP Contrafund®	26,269,983	38,882,304
Fidelity-VIP Equity-Income	4,529,901	17,230,728
Fidelity-VIP Growth	8,968,637	13,701,800
Fidelity-VIP Growth Opportunities	61,276	634,938
Fidelity-VIP Mid Cap	52,070,597	59,909,268
Fidelity-VIP Value Strategies	20,017,222	21,807,639
Fidelity-VIP Balanced	4,632,273	133,917
Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Income Securities	11,677,130	3,069,277
Mutual Shares Securities	4,999,109	3,075,816
Templeton Foreign Securities	19,249,069	10,140,326
Franklin Templeton Founding Funds Allocation	481,465	3,367

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
RidgeWorth Variable Trust Variable Trust:
RidgeWorth Variable Trust Large Cap Growth Stock	$26,794	$48,371
RidgeWorth Variable Trust Large Cap Core Equity	29,255	52,315
RidgeWorth Variable Trust Mid-Cap Core Equity	10,156	25,375
RidgeWorth Variable Trust Small Cap Value Equity	183,010	274,667
RidgeWorth Variable Trust Large Cap Value Equity	16,995	60,675
MTB Group of Funds - Class VA
MTB Large-Cap Growth Fund II	749	411
MTB Large-Cap Value Fund II	12,849	38,294
MTB Managed Allocation Fund-Aggressive Growth II	5,442	11,530
MTB Managed Allocation Fund-Conservative Growth II	6,855	2,783
MTB Managed Allocation Fund-Moderate Growth II	172,534	547,049
FAM Variable Series Funds, Inc.
BlackRock Basic Value V.I.	1,997,946	10,639,960
BlackRock High Income V.I.	2,033,886	2,547,286
BlackRock Global Allocation V.I.	14,606,164	5,396,415
Huntington VA Funds:
Huntington VA Dividend Capture	40,853	6,417
Huntington VA Growth	119,783	27,456
Huntington VA Income Equity	21,373	10,663
Huntington VA International Equity	276,568	44,978
Huntington VA Macro 100	0	0
Huntington VA Mid Corp America	32,331	14,007
Huntington VA Mortgage Securities	283,851	37,648
Huntington VA New Economy	71,456	27,859
Huntington VA Real Strategies	50,619	10,057
Huntington VA Rotating Markets	7,524	8,054
Huntington VA Situs	275,654	68,644
Huntington VA Balanced Allocation	27,874	671

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Units outstanding at January 1, 2007	350,039,016	236,067,756	728,972,014
Units purchased	22,254,762	27,181,253	99,688,088
Units redeemed and transferred	(20,428,956)	8,261,437	(36,519,154)

Units outstanding at December 31, 2007	351,864,822	271,510,446	792,140,948
Units purchased	8,520,945	48,606,567	99,321,676
Units redeemed and transferred	(59,941,478)	56,281,814	(91,490,552)

Units outstanding at December 31, 2008	300,444,289	376,398,827	799,972,072

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica Equity VP Subaccount	Transamerica American Century Large Company Value VP Subaccount
Units outstanding at January 1, 2007	1,016,439,937	365,699,294	38,007,317
Units purchased	194,278,923	5,057,979	455,311
Units redeemed and transferred	(83,130,249)	(86,877,440)	(9,958,671)

Units outstanding at December 31, 2007	1,127,588,611	283,879,833	28,503,957
Units purchased	182,786,420	2,538,901	116,055
Units redeemed and transferred	(190,887,743)	(44,011,085)	(6,833,062)

Units outstanding at December 31, 2008	1,119,487,288	242,407,649	21,786,950

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica MFS International Equity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica Capital Guardian Global VP Subaccount
Units outstanding at January 1, 2007	97,843,578	29,072,853	114,618,864
Units purchased	1,928,737	437,295	3,725,227
Units redeemed and transferred	(14,084,793)	654,647	(21,364,090)

Units outstanding at December 31, 2007	85,687,522	30,164,795	96,980,001
Units purchased	894,521	436,160	1,553,824
Units redeemed and transferred	(18,019,689)	(5,355,655)	(13,896,169)

Units outstanding at December 31, 2008	68,562,354	25,245,300	84,637,656

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Capital Guardian U.S. Equity VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Units outstanding at January 1, 2007	156,662,916	162,995,201	55,297,091
Units purchased	3,008,799	3,316,534	1,665,751
Units redeemed and transferred	(24,829,321)	(31,960,794)	(17,042,673)

Units outstanding at December 31, 2007	134,842,394	134,350,941	39,920,169
Units purchased	1,852,976	1,517,422	515,946
Units redeemed and transferred	(28,846,699)	(28,135,718)	(10,189,039)

Units outstanding at December 31, 2008	107,848,671	107,732,645	30,247,076

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Templeton Global VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Jennison Growth VP Subaccount
Units outstanding at January 1, 2007	32,638,941	20,246,317	34,860,247
Units purchased	1,646,582	3,040,166	579,657
Units redeemed and transferred	(3,567,499)	(2,821,901)	(7,939,388)

Units outstanding at December 31, 2007	30,718,024	20,464,582	27,500,516
Units purchased	540,040	3,160,235	273,397
Units redeemed and transferred	(5,597,902)	(1,912,500)	(3,481,604)

Units outstanding at December 31, 2008	25,660,162	21,712,317	24,292,309

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica MFS High Yield VP Subaccount
Units outstanding at January 1, 2007	106,837,575	46,068,947	81,322,998
Units purchased	651,091	1,787,280	977,767
Units redeemed and transferred	(18,998,804)	(2,237,432)	(17,063,019)

Units outstanding at December 31, 2007	88,489,862	45,618,795	65,237,746
Units purchased	903,721	914,790	785,773
Units redeemed and transferred	(13,831,756)	(5,265,620)	(12,367,267)

Units outstanding at December 31, 2008	75,561,827	41,267,965	53,656,252

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Units outstanding at January 1, 2007	44,227,883	66,036,947	184,045,568
Units purchased	702,764	2,770,506	3,790,429
Units redeemed and transferred	(7,423,893)	(8,569,591)	(8,567,200)

Units outstanding at December 31, 2007	37,506,754	60,237,862	179,268,797
Units purchased	311,648	1,347,527	8,770,239
Units redeemed and transferred	(8,138,036)	(9,724,944)	8,950,721

Units outstanding at December 31, 2008	29,680,366	51,860,445	196,989,757

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Units outstanding at January 1, 2007	135,756,806	32,032,000	92,284,663
Units purchased	1,184,516	826,547	2,079,197
Units redeemed and transferred	(26,129,224)	(496,253)	(12,932,296)

Units outstanding at December 31, 2007	110,812,098	32,362,294	81,431,564
Units purchased	872,242	473,236	6,631,694
Units redeemed and transferred	(22,696,148)	(6,599,439)	21,690,915

Units outstanding at December 31, 2008	88,988,192	26,236,091	109,754,173

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica U.S. Government Securities VP - PAM Fund - SC Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount
Units outstanding at January 1, 2007	164	185,892,672	113,692,821
Units purchased	5	2,553,301	1,281,804
Units redeemed and transferred	5,178,754	(30,747,708)	(18,913,682)

Units outstanding at December 31, 2007	5,178,923	157,698,265	96,060,943
Units purchased	—	1,465,544	796,542
Units redeemed and transferred	118,786,348	(27,113,426)	(15,377,859)

Units outstanding at December 31, 2008	123,965,271	132,050,383	81,479,626

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount
Units outstanding at January 1, 2007	117,898,289	105,527,586	66,608,332
Units purchased	1,960,737	2,664,136	498,985
Units redeemed and transferred	(27,001,711)	(7,043,044)	(12,511,632)

Units outstanding at December 31, 2007	92,857,315	101,148,678	54,595,685
Units purchased	1,028,510	1,259,176	1,007,328
Units redeemed and transferred	(15,469,638)	(19,876,658)	(7,306,420)

Units outstanding at December 31, 2008	78,416,187	82,531,196	48,296,593

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Money Market VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica International Moderate Growth VP - SC Subaccount
Units outstanding at January 1, 2007	131,502,870	47,582,402	14,250,076
Units purchased	35,864,112	1,004,527	38,568,788
Units redeemed and transferred	(640,070)	(5,638,355)	17,467,523

Units outstanding at December 31, 2007	166,726,912	42,948,574	70,286,387
Units purchased	43,477,484	569,384	—
Units redeemed and transferred	107,670,754	(7,119,139)	43,506,939

Units outstanding at December 31, 2008	317,875,150	36,398,819	113,793,326

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value VP	Transamerica Index 50 VP - SC	Transamerica Index 75 VP - SC
	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	93,211,807	—	—
Units purchased	609,844	—	—
Units redeemed and transferred	(20,310,324)	—	—

Units outstanding at December 31, 2007	73,511,327	—	—
Units purchased	681,060	—	—
Units redeemed and transferred	(10,841,275)	6,707,702	20,462,446

Units outstanding at December 31, 2008	63,351,112	6,707,702	20,462,446

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Value Balanced VP - SC	Transamerica Efficient Markets VP - SC	AIM V.I. Basic Value
	Subaccount(1)	Subaccount(1)	Subaccount
Units outstanding at January 1, 2007	—	—	44,971,960
Units purchased	—	—	521,088
Units redeemed and transferred	—	—	(8,189,775)

Units outstanding at December 31, 2007	—	—	37,303,273
Units purchased	—	—	346,895
Units redeemed and transferred	2,767,641	52,057	(8,457,793)

Units outstanding at December 31, 2008	2,767,641	52,057	29,192,375

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth
	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	9,306,880	77,291,685	38,492,899
Units purchased	199,797	1,360,131	684,616
Units redeemed and transferred	(1,996,930)	(14,851,325)	(6,912,828)

Units outstanding at December 31, 2007	7,509,747	63,800,491	32,264,687
Units purchased	476,417	759,399	688,067
Units redeemed and transferred	(1,293,802)	(11,237,472)	(4,882,386)

Units outstanding at December 31, 2008	6,692,362	53,322,418	28,070,368

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Balanced Wealth Strategy	Janus Aspen-Mid Cap Growth	Janus Aspen-Mid Cap Value
	Subaccount(1)	Subaccount	Subaccount
Units outstanding at January 1, 2007	—	26,432,691	4,025,469
Units purchased	—	607,530	21,030
Units redeemed and transferred	—	4,760,058	(590,631)

Units outstanding at December 31, 2007	—	31,800,279	3,455,868
Units purchased	97,164	535,194	4,446
Units redeemed and transferred	57,123	(4,435,334)	(756,283)

Units outstanding at December 31, 2008	154,287	27,900,139	2,704,031

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen- Worldwide Growth	MFS New Discovery	MFS Total Return
	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	53,055,483	23,349,833	74,360,413
Units purchased	1,012,428	513,264	1,266,327
Units redeemed and transferred	(983,450)	(5,056,904)	(9,759,547)

Units outstanding at December 31, 2007	53,084,461	18,806,193	65,867,193
Units purchased	650,039	281,189	1,066,709
Units redeemed and transferred	(8,701,733)	(3,874,503)	(10,188,412)

Units outstanding at December 31, 2008	45,032,767	15,212,879	56,745,490

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Contrafund®	Fidelity-VIP Equity- Income	Fidelity-VIP Growth
	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	186,851,007	77,433,511	38,679,255
Units purchased	6,422,156	1,612,074	1,053,276
Units redeemed and transferred	(22,188,121)	(14,450,562)	3,959,421

Units outstanding at December 31, 2007	171,085,042	64,595,023	43,691,952
Units purchased	3,253,400	879,032	1,396,622
Units redeemed and transferred	(18,306,544)	(12,479,644)	(6,680,416)

Units outstanding at December 31, 2008	156,031,898	52,994,411	38,408,158

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Growth Opportunities	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies
	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	4,382,176	178,739,314	70,643,721
Units purchased	34,670	3,909,447	1,578,343
Units redeemed and transferred	(860,621)	(32,158,593)	(9,948,129)

Units outstanding at December 31, 2007	3,556,225	150,490,168	62,273,935
Units purchased	5,112	1,558,132	889,110
Units redeemed and transferred	(608,912)	(28,843,883)	(13,186,654)

Units outstanding at December 31, 2008	2,952,425	123,204,417	49,976,391

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Balanced Subaccount(1)	Franklin Income Securities Subaccount(1)	Mutual Shares Securities Subaccount(1)
Units outstanding at January 1, 2007	—	—	—
Units purchased	—	1,849,714	1,120,331
Units redeemed and transferred	—	4,911,150	6,043,063

Units outstanding at December 31, 2007	—	6,760,864	7,163,394
Units purchased	4,696,366	2,957,026	891,326
Units redeemed and transferred	1,091,321	6,089,716	1,505,882

Units outstanding at December 31, 2008	5,787,687	15,807,606	9,560,602

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Templeton Foreign Securities Subaccount(1)	Franklin Templeton Founding Funds Allocation Subaccount(1)	RidgeWorth Variable Trust Large Cap Growth Stock Subaccount
Units outstanding at January 1, 2007	—	—	88,782
Units purchased	2,307,270	—	—
Units redeemed and transferred	11,824,266	—	(6,341)

Units outstanding at December 31, 2007	14,131,536	—	82,441
Units purchased	1,332,892	483,172	—
Units redeemed and transferred	5,050,177	14,416	(30,556)

Units outstanding at December 31, 2008	20,514,605	497,588	51,885

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	RidgeWorth Variable Trust Large Cap Core Equity Subaccount	RidgeWorth Variable Trust Mid-Cap Core Equity Subaccount	RidgeWorth Variable Trust Small Cap Value Equity Subaccount
Units outstanding at January 1, 2007	72,344	39,047	305,178
Units purchased	—	—	—
Units redeemed and transferred	(1,333)	(960)	(57,719)

Units outstanding at December 31, 2007	71,011	38,087	247,459
Units purchased	8,340	—	5,582
Units redeemed and transferred	(37,528)	(19,479)	(139,767)

Units outstanding at December 31, 2008	41,823	18,608	113,274

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	RidgeWorth Variable Trust Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount
Units outstanding at January 1, 2007	181,482	15,893	76,513
Units purchased	—	—	—
Units redeemed and transferred	(90,795)	1,204	(7,007)

Units outstanding at December 31, 2007	90,687	17,097	69,506
Units purchased	312	—	1,637
Units redeemed and transferred	(46,769)	439	(26,219)

Units outstanding at December 31, 2008	44,230	17,536	44,924

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Units outstanding at January 1, 2007	4,984	101,631	1,399,049
Units purchased	—	—	—
Units redeemed and transferred	25,688	52,618	(85,303)

Units outstanding at December 31, 2007	30,672	154,249	1,313,746
Units purchased	—	—	5,592
Units redeemed and transferred	(7,996)	(15)	(441,407)

Units outstanding at December 31, 2008	22,676	154,234	877,931

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Units outstanding at January 1, 2007	39,810,741	9,530,758	12,154,479
Units purchased	—	—	—
Units redeemed and transferred	(8,686,417)	(2,203,110)	1,235,543

Units outstanding at December 31, 2007	31,124,324	7,327,648	13,390,022
Units purchased	75,814	9,134	1,738,759
Units redeemed and transferred	(6,425,221)	(959,915)	3,292,208

Units outstanding at December 31, 2008	24,774,917	6,376,867	18,420,989

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Dividend Capture Subaccount(1)	Huntington VA Growth Subaccount(1)	Huntington VA Income Equity Subaccount(1)
Units outstanding at January 1, 2007	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	18,278	7,929	11,874

Units outstanding at December 31, 2007	18,278	7,929	11,874
Units purchased	16,640	49,666	18,954
Units redeemed and transferred	12,500	29,757	(11,226)

Units outstanding at December 31, 2008	47,418	87,352	19,602

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA International Equity Subaccount(1)	Huntington VA Macro 100 Subaccount(1)	Huntington VA Mid Corp America Subaccount(1)
Units outstanding at January 1, 2007	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	21,371	—	17,316

Units outstanding at December 31, 2007	21,371	—	17,316
Units purchased	117,760	—	28,017
Units redeemed and transferred	131,112	—	(13,014)

Units outstanding at December 31, 2008	270,243	—	32,319

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Mortgage Securities Subaccount(1)	Huntington VA New Economy Subaccount(1)	Huntington VA Real Strategies Subaccount(1)
Units outstanding at January 1, 2007	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	94,524	20,091	8,485

Units outstanding at December 31, 2007	94,524	20,091	8,485
Units purchased	213,531	58,561	25,023
Units redeemed and transferred	7,329	(24,658)	10,318

Units outstanding at December 31, 2008	315,384	53,994	43,826

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Rotating Markets Subaccount(1)	Huntington VA Situs Subaccount(1)	Huntington VA Balanced Allocation Subaccount(1)
Units outstanding at January 1, 2007	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	17,218	47,445	—

Units outstanding at December 31, 2007	17,218	47,445	—
Units purchased	5,828	176,602	18,655
Units redeemed and transferred	(8,581)	68,690	8,710

Units outstanding at December 31, 2008	14,465	292,737	27,365

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation - Growth VP
	12/31/2008	300,444,289	$0.94	to	$0.60	$283,936,866	2.77%	1.25%	to	2.30%	(40.38)%	to	(41.12)%
	12/31/2007	352,164,822	1.58	to	1.79	564,355,445	2.21	1.25	to	2.30	6.42	to	5.10
	12/31/2006	350,039,016	1.49	to	1.70	530,509,389	0.89	1.25	to	2.30	14.19	to	12.69
	12/31/2005	335,758,577	1.30	to	1.51	444,784,754	0.46	1.25	to	2.30	10.86	to	9.41
	12/31/2004	292,090,133	1.17	to	1.38	347,666,934	0.09	1.25	to	2.30	12.77	to	11.34

Transamerica Asset Allocation - Conservative VP
	12/31/2008	376,398,827	1.08	to	0.79	400,340,125	3.06	1.25	to	2.45	(22.16)	to	(20.97)
	12/31/2007	271,510,446	1.39	to	1.40	374,984,394	3.03	1.25	to	2.30	5.06	to	3.75
	12/31/2006	236,067,755	1.33	to	1.35	311,598,094	3.42	1.25	to	2.30	8.10	to	6.69
	12/31/2005	218,645,810	1.23	to	1.26	268,389,137	2.75	1.25	to	2.30	3.89	to	2.65
	12/31/2004	211,560,016	1.18	to	1.23	249,699,712	0.31	1.25	to	2.30	8.36	to	6.98

Transamerica Asset Allocation - Moderate VP
	12/31/2008	799,972,072	1.07	to	0.76	856,542,397	3.39	1.25	to	2.45	(26.88)	to	(23.89)
	12/31/2007	792,140,948	1.47	to	1.53	1,167,804,097	2.94	1.25	to	2.30	6.62	to	5.30
	12/31/2006	728,972,014	1.38	to	1.45	1,013,622,612	2.59	1.25	to	2.30	10.11	to	8.72
	12/31/2005	670,507,761	1.25	to	1.33	846,622,154	1.83	1.25	to	2.30	6.12	to	4.73
	12/31/2004	606,462,548	1.18	to	1.27	718,039,128	0.24	1.25	to	2.30	10.02	to	8.62

Transamerica Asset Allocation - Moderate Growth VP
	12/31/2008	1,119,487,288	1.02	to	0.71	1,168,981,435	2.97	1.25	to	2.45	(33.60)	to	(28.72)
	12/31/2007	1,127,588,611	1.54	to	1.66	1,772,642,396	2.31	1.25	to	2.30	6.47	to	5.13
	12/31/2006	1,016,439,937	1.45	to	1.58	1,499,266,700	1.60	1.25	to	2.30	12.43	to	10.99
	12/31/2005	804,905,480	1.29	to	1.42	1,051,692,231	1.14	1.25	to	2.30	8.56	to	7.25
	12/31/2004	667,565,427	1.18	to	1.33	795,795,525	0.19	1.25	to	2.30	12.14	to	10.61

Transamerica Equity VP
	12/31/2008	242,407,649	0.75	to	0.58	154,901,502	0.22	1.25	to	2.30	(46.68)	to	(47.39)
	12/31/2007	283,879,833	1.41	to	1.86	341,421,631	0.02	1.25	to	2.30	14.84	to	13.42
	12/31/2006	365,699,293	1.23	to	1.64	380,393,246	—	1.25	to	2.30	7.38	to	5.95
	12/31/2005	203,562,245	1.14	to	1.55	208,740,139	0.37	1.25	to	2.30	15.10	to	13.67
	12/31/2004	205,548,774	0.99	to	1.36	183,451,514	—	1.25	to	2.30	14.37	to	13.01

Transamerica American Century Large Company Value VP
	12/31/2008	21,786,950	0.79	to	0.60	17,514,574	2.26	1.25	to	2.30	(37.56)	to	(38.47)
	12/31/2007	28,503,957	1.27	to	1.56	36,812,406	0.43	1.25	to	2.30	(2.34)	to	(3.56)
	12/31/2006	38,007,317	1.30	to	1.61	50,322,260	2.56	1.25	to	2.30	18.21	to	16.77
	12/31/2005	36,765,658	1.10	to	1.38	41,212,190	0.70	1.25	to	2.30	2.86	to	1.50
	12/31/2004	43,918,189	1.07	to	1.36	47,858,862	0.96	1.25	to	2.30	12.50	to	11.05

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica MFS International Equity VP
	12/31/2008	68,562,354	$0.84	to	$0.65	$59,550,150	5.08%	1.25%	to	2.30%	(36.09)%	to	(37.00)%
	12/31/2007	85,687,522	1.31	to	1.96	117,265,990	0.91	1.25	to	2.30	7.80	to	6.41
	12/31/2006	97,843,578	1.22	to	1.84	123,798,123	1.37	1.25	to	2.30	21.55	to	20.16
	12/31/2005	98,604,682	1.00	to	1.53	102,552,219	0.76	1.25	to	2.30	11.47	to	9.90
	12/31/2004	93,223,325	0.90	to	1.39	86,902,847	—	1.25	to	2.30	12.93	to	11.66

Transamerica Science & Technology VP
	12/31/2008	25,245,300	0.64	to	0.57	13,508,045	—	1.25	to	2.30	(49.23)	to	(50.03)
	12/31/2007	30,164,795	1.26	to	1.73	32,037,608	—	1.25	to	2.30	31.11	to	29.51
	12/31/2006	29,072,853	0.76	to	1.34	23,502,630	—	1.25	to	2.30	(0.24)	to	(1.50)
	12/31/2005	37,690,637	0.76	to	1.36	30,405,263	0.40	1.25	to	2.30	0.80	to	(0.43)
	12/31/2004	47,483,413	0.75	to	1.37	37,893,324	—	1.25	to	2.30	6.72	to	5.13

Transamerica Capital Guardian Global VP
	12/31/2008	84,637,656	0.78	to	0.58	77,495,158	1.78	1.25	to	2.30	(41.64)	to	(42.42)
	12/31/2007	96,980,001	1.34	to	1.75	152,839,784	0.84	1.25	to	2.30	4.99	to	3.71
	12/31/2006	114,618,864	1.27	to	1.69	172,457,485	2.41	1.25	to	2.30	12.91	to	11.44
	12/31/2005	125,699,413	1.13	to	1.51	167,405,619	0.44	1.25	to	2.30	8.82	to	7.44
	12/31/2004	129,324,024	1.04	to	1.41	158,762,039	0.35	1.25	to	2.30	9.51	to	8.11

Transamerica Capital Guardian U.S. Equity VP
	12/31/2008	107,848,671	0.69	to	0.55	69,603,498	2.42	1.25	to	2.30	(41.10)	to	(41.83)
	12/31/2007	134,842,394	1.17	to	1.44	147,743,277	0.69	1.25	to	2.30	(1.39)	to	(2.64)
	12/31/2006	156,662,915	1.19	to	1.48	174,277,786	0.54	1.25	to	2.30	8.75	to	7.40
	12/31/2005	169,644,498	1.09	to	1.38	174,074,300	0.55	1.25	to	2.30	5.00	to	3.69
	12/31/2004	184,185,442	1.04	to	1.33	179,777,640	0.28	1.25	to	2.30	8.41	to	7.03

Transamerica Capital Guardian Value VP
	12/31/2008	107,732,645	0.83	to	0.54	131,957,739	6.68	1.25	to	2.30	(40.27)	to	(41.05)
	12/31/2007	134,350,941	1.39	to	1.58	278,855,197	1.06	1.25	to	2.30	(7.45)	to	(8.65)
	12/31/2006	162,995,201	1.50	to	1.73	369,004,136	1.51	1.25	to	2.30	15.06	to	13.60
	12/31/2005	179,791,811	1.31	to	1.53	359,505,645	0.94	1.25	to	2.30	6.38	to	5.09
	12/31/2004	194,730,066	1.23	to	1.45	371,152,999	1.04	1.25	to	2.30	15.26	to	13.76

Transamerica Clarion Global Real Estate Securities VP
	12/31/2008	30,247,076	1.35	to	0.56	39,869,448	6.44	1.25	to	2.30	(43.09)	to	(43.80)
	12/31/2007	39,920,169	2.38	to	2.28	93,167,627	6.31	1.25	to	2.30	(7.86)	to	(9.01)
	12/31/2006	55,297,091	2.58	to	2.51	140,937,555	1.38	1.25	to	2.30	40.52	to	38.73
	12/31/2005	51,274,577	1.84	to	1.81	93,352,692	1.64	1.25	to	2.30	12.08	to	10.64
	12/31/2004	49,719,741	1.64	to	1.63	80,953,597	2.15	1.25	to	2.30	31.22	to	29.51

Transamerica Templeton Global VP
	12/31/2008	25,660,162	0.76	to	0.60	13,594,435	1.85	1.25	to	2.30	(44.37)	to	(45.08)
	12/31/2007	30,718,024	1.37	to	1.47	29,807,463	1.51	1.25	to	2.30	13.82	to	12.38
	12/31/2006	32,638,941	1.20	to	1.31	27,543,986	1.28	1.25	to	2.30	17.33	to	15.79
	12/31/2005	32,519,818	1.03	to	1.13	23,436,725	1.08	1.25	to	2.30	14.75	to	13.04
	12/31/2004	27,818,146	0.97	to	1.08	18,388,157	—	1.25	to	2.30	8.11	to	7.83

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced VP
	12/31/2008	21,712,317	$1.00	to	$0.73	$21,423,465	1.84%	1.25%	to	2.45%	(33.24)%	to	(27.04)%
	12/31/2007	20,464,582	1.50	to	1.47	30,376,450	1.11	1.25	to	2.30	12.20	to	10.81
	12/31/2006	20,246,317	1.34	to	1.33	26,879,335	0.98	1.25	to	2.30	7.78	to	6.30
	12/31/2005	21,405,197	1.24	to	1.25	26,347,351	1.33	1.25	to	2.30	6.63	to	5.37
	12/31/2004	20,851,488	1.16	to	1.18	24,109,068	1.15	1.25	to	2.30	9.78	to	8.38

Transamerica Jennison Growth VP
	12/31/2008	24,292,309	0.66	to	0.65	15,596,912	0.10	1.25	to	2.30	(37.79)	to	(38.53)
	12/31/2007	27,500,516	1.02	to	1.53	28,486,491	0.06	1.25	to	2.30	10.13	to	8.76
	12/31/2006	34,860,247	0.93	to	1.40	32,663,281	—	1.25	to	2.30	0.71	to	(0.68)
	12/31/2005	37,772,640	0.92	to	1.41	35,130,760	0.20	1.25	to	2.30	12.39	to	10.98
	12/31/2004	43,449,015	0.82	to	1.27	36,218,514	—	1.25	to	2.30	7.78	to	6.41

Transamerica JPMorgan Enhanced Index VP
	12/31/2008	75,561,827	0.70	to	0.61	65,362,497	5.60	1.25	to	2.30	(38.13)	to	(38.93)
	12/31/2007	88,489,862	1.12	to	1.51	125,749,660	1.14	1.25	to	2.30	3.24	to	1.94
	12/31/2006	106,837,575	1.09	to	1.48	149,820,009	1.04	1.25	to	2.30	13.89	to	12.39
	12/31/2005	124,292,071	0.96	to	1.32	154,751,471	1.26	1.25	to	2.30	2.19	to	0.88
	12/31/2004	140,281,282	0.93	to	1.31	174,088,967	0.76	1.25	to	2.30	9.64	to	8.21

Transamerica Marsico Growth VP
	12/31/2008	41,267,965	0.69	to	0.63	27,984,529	0.76	1.25	to	2.30	(41.68)	to	(42.46)
	12/31/2007	45,618,795	1.19	to	1.66	53,285,791	0.02	1.25	to	2.30	18.91	to	17.42
	12/31/2006	46,068,948	1.00	to	1.41	45,341,130	0.11	1.25	to	2.30	4.06	to	2.80
	12/31/2005	50,013,350	0.96	to	1.37	47,297,952	0.07	1.25	to	2.30	7.25	to	5.78
	12/31/2004	38,784,820	0.89	to	1.30	33,292,571	—	1.25	to	2.30	10.86	to	9.50

Transamerica MFS High Yield VP
	12/31/2008	53,656,252	1.02	to	0.73	52,752,860	9.45	1.25	to	2.30	(26.13)	to	(27.15)
	12/31/2007	65,237,746	1.38	to	1.23	87,246,453	8.71	1.25	to	2.30	0.59	to	(0.57)
	12/31/2006	81,322,999	1.37	to	1.24	108,605,358	9.68	1.25	to	2.30	9.58	to	8.14
	12/31/2005	95,510,477	1.25	to	1.15	116,644,101	7.79	1.25	to	2.30	0.56	to	(0.77)
	12/31/2004	117,885,402	1.25	to	1.16	143,643,685	5.46	1.25	to	2.30	8.41	to	7.03

Transamerica Growth Opportunities VP
	12/31/2008	29,680,366	1.18	to	0.62	33,640,632	3.51	1.25	to	2.30	(41.64)	to	(42.40)
	12/31/2007	37,506,754	2.03	to	1.98	73,168,251	0.04	1.25	to	2.30	21.56	to	19.96
	12/31/2006	44,227,884	1.67	to	1.65	71,071,187	0.19	1.25	to	2.30	3.81	to	2.54
	12/31/2005	56,252,510	1.61	to	1.61	86,974,458	—	1.25	to	2.30	14.80	to	13.33
	12/31/2004	62,929,223	1.40	to	1.42	85,086,191	—	1.25	to	2.30	15.18	to	13.88

Transamerica BlackRock Large Cap Value VP
	12/31/2008	51,860,445	1.07	to	0.65	57,622,753	0.90	1.25	to	2.30	(34.71)	to	(35.55)
	12/31/2007	60,237,862	1.64	to	1.90	103,081,638	0.91	1.25	to	2.30	3.34	to	1.99
	12/31/2006	66,036,946	1.59	to	1.86	109,965,001	0.49	1.25	to	2.30	15.48	to	14.00
	12/31/2005	69,926,649	1.37	to	1.63	100,796,696	0.70	1.25	to	2.30	14.51	to	13.14
	12/31/2004	55,725,962	1.20	to	1.44	70,000,033	0.98	1.25	to	2.30	16.88	to	15.34

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica PIMCO Total Return VP
	12/31/2008	196,989,757	$1.21	to	$0.91	$232,447,318	5.94%	1.25%	to	2.45%	(4.00)%	to	(8.63)%
	12/31/2007	179,268,797	1.26	to	1.10	221,824,032	2.58	1.25	to	2.30	7.60	to	6.35
	12/31/2006	184,045,568	1.17	to	1.04	212,343,313	3.40	1.25	to	2.30	2.93	to	1.57
	12/31/2005	194,397,804	1.14	to	1.02	218,340,807	1.80	1.25	to	2.30	1.07	to	(0.26)
	12/31/2004	196,295,731	1.13	to	1.02	219,001,270	1.52	1.25	to	2.30	3.20	to	1.87

Transamerica Legg Mason Partners All Cap VP
	12/31/2008	88,988,192	0.76	to	0.62	70,947,292	2.05	1.25	to	2.30	(37.15)	to	(37.97)
	12/31/2007	110,812,098	1.22	to	1.56	141,294,608	1.28	1.25	to	2.30	(0.22)	to	(1.51)
	12/31/2006	135,756,807	1.22	to	1.59	173,770,465	0.98	1.25	to	2.30	17.10	to	15.64
	12/31/2005	157,334,438	1.04	to	1.37	171,849,115	0.60	1.25	to	2.30	2.80	to	1.48
	12/31/2004	182,057,263	1.01	to	1.35	193,636,078	0.22	1.25	to	2.30	7.79	to	6.44

Transamerica Convertible Securities VP
	12/31/2008	26,236,091	1.04	to	0.67	26,654,279	5.70	1.25	to	2.30	(37.66)	to	(38.42)
	12/31/2007	32,362,294	1.66	to	1.61	52,997,756	2.02	1.25	to	2.30	17.16	to	15.62
	12/31/2006	32,032,000	1.42	to	1.39	45,008,172	1.66	1.25	to	2.30	9.53	to	8.17
	12/31/2005	26,751,938	1.29	to	1.28	34,402,029	2.12	1.25	to	2.30	2.60	to	1.22
	12/31/2004	26,464,807	1.26	to	1.27	33,233,261	1.87	1.25	to	2.30	11.78	to	10.45

Transamerica U.S. Government Securities VP
	12/31/2008	109,754,173	1.26	to	1.03	157,185,721	2.05	1.25	to	2.45	6.33	to	2.56
	12/31/2007	81,431,564	1.19	to	1.03	111,128,766	4.51	1.25	to	2.30	4.73	to	3.39
	12/31/2006	92,284,663	1.13	to	1.00	120,957,931	3.65	1.25	to	2.30	2.00	to	0.75
	12/31/2005	103,954,082	1.11	to	0.99	133,651,378	3.92	1.25	to	2.30	0.97	to	(0.31)
	12/31/2004	115,966,101	1.10	to	1.00	149,302,674	3.47	1.25	to	2.30	2.02	to	0.58

Transamerica U.S. Government Securities VP - PAM Fund - SC
	12/31/2008	123,965,271	1.17	to	1.07	141,241,498	1.65	1.25	to	2.00	6.09	to	5.30
	12/31/2007	5,178,923	1.10	to	1.05	5,566,215	18.43	1.25	to	2.00	4.47	to	3.70
	12/31/2006	164	1.05	to	1.01	170	11.71	1.25	to	2.00	1.79	to	1.04
	12/31/2005	81,725	1.03	to	1.00	83,158	0.00	1.25	to	2.00	0.73	to	(0.01)
	12/31/2004	72,062	1.03	to	1.00	72,693	9.07	1.25	to	2.00	1.63	to	0.88

Transamerica T. Rowe Price Equity Income VP
	12/31/2008	132,050,383	0.93	to	0.63	181,872,258	3.49	1.25	to	2.30	(36.76)	to	(37.64)
	12/31/2007	157,698,265	1.48	to	1.61	350,548,649	2.08	1.25	to	2.30	2.03	to	0.73
	12/31/2006	185,892,672	1.45	to	1.60	412,500,843	1.84	1.25	to	2.30	17.50	to	16.04
	12/31/2005	213,458,620	1.23	to	1.38	411,811,607	1.76	1.25	to	2.30	2.83	to	1.48
	12/31/2004	235,939,010	1.20	to	1.36	449,755,052	1.16	1.25	to	2.30	13.39	to	11.98

Transamerica T. Rowe Price Growth Stock VP
	12/31/2008	81,479,626	0.72	to	0.58	104,327,656	0.77	1.25	to	2.30	(43.09)	to	(43.80)
	12/31/2007	96,060,943	1.27	to	1.58	220,625,176	0.26	1.25	to	2.30	8.55	to	7.13
	12/31/2006	113,692,822	1.17	to	1.48	245,084,685	0.23	1.25	to	2.30	11.99	to	10.60
	12/31/2005	131,745,179	1.05	to	1.34	256,198,435	0.49	1.25	to	2.30	4.86	to	3.52
	12/31/2004	142,917,870	1.00	to	1.29	272,992,063	0.13	1.25	to	2.30	8.50	to	7.09

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica T. Rowe Price Small Cap VP
	12/31/2008		78,416,187	$0.79	to	$0.63	$55,249,620	1.60%	1.25%	to	2.30%	(37.04)%	to	(37.84)%
	12/31/2007		92,857,315	1.25	to	1.66	104,800,420	—	1.25	to	2.30	8.25	to	6.80
	12/31/2006		117,898,288	1.16	to	1.56	122,758,117	—	1.25	to	2.30	2.31	to	1.02
	12/31/2005		136,061,148	1.13	to	1.54	138,762,687	—	1.25	to	2.30	9.25	to	7.92
	12/31/2004		148,713,891	1.04	to	1.43	137,697,436	—	1.25	to	2.30	9.00	to	7.63

Transamerica Van Kampen Active International Allocation VP
	12/31/2008		82,531,196	0.97	to	0.64	101,691,108	5.13	1.25	to	2.30	(39.59)	to	(40.42)
	12/31/2007		101,148,678	1.60	to	2.23	207,322,239	2.74	1.25	to	2.30	14.17	to	12.67
	12/31/2006		105,527,585	1.40	to	1.98	192,418,681	0.32	1.25	to	2.30	21.99	to	20.42
	12/31/2005		105,164,346	1.15	to	1.64	157,833,741	3.43	1.25	to	2.30	12.39	to	11.06
	12/31/2004		94,485,023	1.02	to	1.48	127,915,630	2.26	1.25	to	2.30	14.61	to	13.11

Transamerica Van Kampen Large Cap Core VP
	12/31/2008		48,296,593	0.77	to	0.58	65,477,186	3.79	1.25	to	2.30	(42.80)	to	(43.51)
	12/31/2007		54,595,685	1.35	to	1.54	134,536,669	0.90	1.25	to	2.30	7.89	to	6.48
	12/31/2006		66,608,332	1.25	to	1.45	158,096,474	0.93	1.25	to	2.30	8.97	to	7.59
	12/31/2005		82,584,820	1.15	to	1.34	182,253,826	1.36	1.25	to	2.30	8.07	to	6.68
	12/31/2004		96,184,885	1.06	to	1.26	204,078,275	1.66	1.25	to	2.30	11.36	to	9.99

Transamerica Money Market VP
	12/31/2008		317,875,150	1.11	to	1.00	390,109,230	2.24	1.25	to	2.45	1.13	to	(0.38)
	12/31/2007		166,726,912	1.09	to	1.02	205,999,246	4.90	1.25	to	2.30	3.73	to	2.40
	12/31/2006		131,502,869	1.06	to	1.00	159,021,596	4.74	1.25	to	2.30	3.44	to	2.13
	12/31/2005		107,894,952	1.02	to	0.98	126,217,648	2.86	1.25	to	2.30	0.86	to	0.33
	12/31/2004		114,181,170	1.00	to	0.97	133,459,500	0.93	1.25	to	2.30	(0.75)	to	(1.52)

Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008		36,398,819	0.59	to	0.57	20,184,740	2.04	1.25	to	2.30	(46.96)	to	(47.65)
	12/31/2007		42,948,574	1.00	to	1.66	45,031,573	—	1.25	to	2.30	21.01	to	19.48
	12/31/2006		47,582,402	0.82	to	1.39	41,298,876	—	1.25	to	2.30	8.55	to	7.13
	12/31/2005		58,624,425	0.76	to	1.30	46,812,432	0.09	1.25	to	2.30	6.23	to	4.91
	12/31/2004		68,144,762	0.71	to	1.24	51,028,465	—	1.25	to	2.30	5.82	to	4.51

Transamerica International Moderate Growth VP - SC
	12/31/2008		113,793,326	0.70	to	0.68	78,605,551	2.45	1.25	to	2.45	(37.11)	to	(31.85)
	12/31/2007		70,286,387	1.11	to	1.09	77,443,929	1.32	1.25	to	2.30	7.15	to	6.04
	12/31/2006	(1)	14,250,077	1.03	to	1.03	14,692,958	—	1.25	to	2.30	3.21	to	2.54

Transamerica Small/Mid Cap Value VP
	12/31/2008	(1)	63,351,112	1.19	to	0.66	111,735,406	1.76	1.25	to	2.30	(41.60)	to	(34.34)
	12/31/2007		73,511,327	2.04	to	5.94	232,779,139	0.90	1.25	to	2.05	23.19	to	22.22
	12/31/2006		93,211,808	1.66	to	1.71	246,204,461	0.87	1.25	to	2.05	16.60	to	15.69
	12/31/2005		110,928,225	1.42	to	1.48	260,494,622	0.41	1.25	to	2.05	12.16	to	11.29
	12/31/2004		129,132,442	1.27	to	1.33	282,130,595	—	1.25	to	2.05	14.91	to	14.00

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Index 50 VP - SC
	12/31/2008	(1)	6,707,702	$0.82	to	$0.81	$5,488,483	—%	1.25%	to	2.45%	(18.08)%	to	(18.73)%

Transamerica Index 75 VP - SC
	12/31/2008	(1)	20,462,446	0.72	to	0.72	14,772,045	—	1.25	to	2.45	(27.70)	to	(28.27)

Transamerica Value Balanced VP - SC
	12/31/2008	(1)	2,767,641	0.72	to	0.68	1,981,088	6.56	1.25	to	2.45	(28.34)	to	(31.85)

Transamerica Efficient Markets VP - SC
	12/31/2008	(1)	52,057	1.04	to	1.04	53,981	—	1.30	to	2.45	3.71	to	3.55

AIM V.I. Basic Value
	12/31/2008		29,192,375	0.60	to	0.47	17,407,911	0.45	1.25	to	2.30	(52.50)	to	(52.99)
	12/31/2007		37,303,273	1.27	to	1.57	46,936,446	0.31	1.25	to	2.30	0.11	to	(0.93)
	12/31/2006		44,971,961	1.27	to	1.58	56,640,792	0.12	1.25	to	2.30	11.55	to	10.41
	12/31/2005		55,129,915	1.14	to	1.43	62,338,470	—	1.25	to	2.30	4.13	to	3.06
	12/31/2004		71,024,867	1.09	to	1.39	77,253,898	—	1.25	to	2.30	9.47	to	8.34

AIM V.I. Capital Appreciation
	12/31/2008		6,692,362	0.75	to	0.58	4,921,070	—	1.25	to	2.30	(43.34)	to	(43.92)
	12/31/2007		7,509,747	1.32	to	1.52	9,780,412	—	1.25	to	2.30	10.35	to	9.21
	12/31/2006		9,306,881	1.20	to	1.39	11,023,632	—	1.25	to	2.30	4.75	to	3.68
	12/31/2005		9,932,372	1.14	to	1.34	11,248,958	—	1.25	to	2.30	7.24	to	6.14
	12/31/2004		11,037,148	1.06	to	1.27	11,677,455	—	1.25	to	2.30	5.02	to	3.94

AllianceBernstein Growth & Income
	12/31/2008		53,322,418	0.74	to	0.59	39,258,756	1.78	1.25	to	2.30	(41.43)	to	(42.03)
	12/31/2007		63,800,491	1.26	to	1.59	80,455,929	1.21	1.25	to	2.30	3.56	to	2.49
	12/31/2006		77,291,684	1.22	to	1.56	94,343,570	1.14	1.25	to	2.30	15.54	to	14.36
	12/31/2005		91,501,581	1.05	to	1.36	96,891,787	1.30	1.25	to	2.30	3.31	to	2.25
	12/31/2004		100,833,674	1.02	to	1.33	103,399,075	0.74	1.25	to	2.30	9.84	to	8.71

AllianceBernstein Large Cap Growth
	12/31/2008		28,070,368	0.65	to	0.63	16,214,023	—	1.25	to	2.30	(40.57)	to	(41.18)
	12/31/2007		32,264,687	0.95	to	1.47	31,248,333	—	1.25	to	2.30	12.20	to	11.05
	12/31/2006		38,492,899	0.85	to	1.32	33,301,544	—	1.25	to	2.30	(1.86)	to	(2.87)
	12/31/2005		44,575,244	0.86	to	1.36	39,479,283	—	1.25	to	2.30	13.43	to	12.27
	12/31/2004		48,234,115	0.76	to	1.21	37,747,609	—	1.25	to	2.30	7.00	to	5.90

AllianceBernstein Balanced Wealth Strategy
	12/31/2008	(1)	154,287	1.01	to	1.01	156,332	—	1.50	to	2.65	1.33	to	1.17

Janus Aspen-Mid Cap Growth
	12/31/2008		27,900,139	0.71	to	0.59	15,433,329	0.06	1.25	to	2.30	(44.55)	to	(45.13)
	12/31/2007		31,800,279	1.29	to	2.12	30,998,592	0.63	1.25	to	2.30	20.23	to	18.99
	12/31/2006		26,432,690	1.07	to	1.79	21,816,991	—	1.25	to	2.30	11.91	to	10.76
	12/31/2005		31,261,264	0.96	to	1.61	23,844,610	—	1.25	to	2.30	10.65	to	9.52
	12/31/2004		32,352,049	0.87	to	1.47	22,397,119	—	1.25	to	2.30	18.99	to	17.76

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Janus Aspen-Mid Cap Value
	12/31/2008	2,704,031	$1.04	to	$1.00	$2,755,067	0.38%	1.25%	to	1.65%	(28.79)%	to	(29.07)%
	12/31/2007	3,455,868	1.45	to	1.41	4,953,039	4.50	1.25	to	1.65	5.84	to	5.42
	12/31/2006	4,025,469	1.37	to	1.34	5,460,464	0.99	1.25	to	1.65	13.65	to	13.20
	12/31/2005	4,844,801	1.21	to	1.18	5,793,046	0.64	1.25	to	1.65	8.65	to	8.22
	12/31/2004	5,393,835	1.11	to	1.09	5,945,001	3.21	1.25	to	1.65	16.34	to	15.88

Janus Aspen-Worldwide Growth
	12/31/2008	45,032,767	0.55	to	0.54	22,746,673	0.96	1.25	to	2.30	(45.49)	to	(46.06)
	12/31/2007	53,084,461	1.02	to	1.60	49,676,967	0.58	1.25	to	2.30	8.01	to	6.89
	12/31/2006	53,055,483	0.94	to	1.50	46,129,552	1.63	1.25	to	2.30	16.48	to	15.29
	12/31/2005	55,473,225	0.81	to	1.30	41,848,549	1.20	1.25	to	2.30	4.27	to	3.20
	12/31/2004	62,229,033	0.77	to	1.26	45,282,079	0.90	1.25	to	2.30	3.23	to	2.17

	MFS New Discovery
	12/31/2008	15,212,879	0.72	to	0.58	10,829,606	—	1.25	to	2.30	(40.27)	to	(40.89)
	12/31/2007	18,806,193	1.21	to	1.49	22,480,559	—	1.25	to	2.30	0.98	to	(0.06)
	12/31/2006	23,349,833	1.20	to	1.49	27,690,404	—	1.25	to	2.30	11.54	to	10.40
	12/31/2005	29,429,225	1.07	to	1.35	31,329,126	—	1.25	to	2.30	3.74	to	2.68
	12/31/2004	33,968,478	1.03	to	1.31	34,932,990	—	1.25	to	2.30	4.89	to	3.82

	MFS Total Return
	12/31/2008	56,745,490	1.02	to	0.76	56,591,135	2.93	1.25	to	2.30	(23.28)	to	(24.07)
	12/31/2007	65,867,193	1.32	to	1.35	86,022,424	2.38	1.25	to	2.30	2.65	to	1.59
	12/31/2006	74,360,412	1.29	to	1.33	94,872,229	2.12	1.25	to	2.30	10.25	to	9.12
	12/31/2005	83,444,209	1.17	to	1.22	96,651,648	1.83	1.25	to	2.30	1.33	to	0.30
	12/31/2004	80,425,737	1.15	to	1.21	92,172,236	1.48	1.25	to	2.30	9.65	to	8.52

	Fidelity-VIP Contrafund®
	12/31/2008	156,031,898	1.01	to	0.60	140,544,144	0.75	1.25	to	2.30	(43.40)	to	(43.99)
	12/31/2007	171,085,042	1.79	to	1.98	273,945,002	0.73	1.25	to	2.30	15.85	to	14.65
	12/31/2006	186,851,007	1.54	to	1.72	258,933,649	0.99	1.25	to	2.30	10.06	to	8.93
	12/31/2005	191,272,353	1.40	to	1.58	242,317,803	0.12	1.25	to	2.30	15.21	to	14.03
	12/31/2004	167,170,257	1.22	to	1.39	183,803,473	0.21	1.25	to	2.30	13.73	to	12.56

	Fidelity-VIP Equity-Income
	12/31/2008	52,994,411	0.76	to	0.55	41,416,391	2.09	1.25	to	2.30	(43.52)	to	(44.11)
	12/31/2007	64,595,023	1.34	to	1.63	89,649,119	1.51	1.25	to	2.30	0.01	to	(1.02)
	12/31/2006	77,433,512	1.34	to	1.65	107,807,608	3.03	1.25	to	2.30	18.45	to	17.24
	12/31/2005	77,156,270	1.13	to	1.40	90,717,576	1.47	1.25	to	2.30	4.27	to	3.20
	12/31/2004	85,880,565	1.08	to	1.36	96,984,540	1.46	1.25	to	2.30	9.86	to	8.73

	Fidelity-VIP Growth
	12/31/2008	38,408,158	0.62	to	0.56	22,538,053	0.55	1.25	to	2.30	(47.96)	to	(48.50)
	12/31/2007	43,691,952	1.09	to	1.66	49,196,249	0.36	1.25	to	2.30	25.09	to	23.80
	12/31/2006	38,679,255	0.87	to	1.34	34,871,994	0.17	1.25	to	2.30	5.26	to	4.18
	12/31/2005	45,726,579	0.83	to	1.29	39,429,887	0.30	1.25	to	2.30	4.20	to	3.14
	12/31/2004	55,002,600	0.80	to	1.25	45,258,781	0.13	1.25	to	2.30	1.85	to	0.80

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Growth Opportunities
	12/31/2008		2,952,425	$0.57	to	$0.43	$1,565,128	0.12%	1.25%	to	1.65%	(55.69)%	to	(55.87)%
	12/31/2007		3,556,225	1.28	to	0.98	4,275,368	—	1.25	to	1.65	21.38	to	20.90
	12/31/2006		4,382,176	1.06	to	0.81	4,366,730	0.49	1.25	to	1.65	3.82	to	3.42
	12/31/2005		5,285,568	1.02	to	0.78	5,069,255	0.68	1.25	to	1.65	7.34	to	6.92
	12/31/2004		5,965,677	0.95	to	0.73	5,298,730	0.35	1.25	to	1.65	5.57	to	5.15

Fidelity-VIP Mid Cap
	12/31/2008		123,204,417	1.35	to	0.61	163,375,898	0.24	1.25	to	2.30	(40.36)	to	(40.97)
	12/31/2007		150,490,168	2.27	to	2.41	336,300,424	0.49	1.25	to	2.30	13.91	to	12.73
	12/31/2006		178,739,314	1.99	to	2.14	352,519,842	0.18	1.25	to	2.30	11.02	to	9.88
	12/31/2005		208,812,409	1.79	to	1.95	371,650,060	—	1.25	to	2.30	16.56	to	15.37
	12/31/2004		207,819,458	1.54	to	1.69	318,357,435	—	1.25	to	2.30	23.11	to	21.85

Fidelity-VIP Value Strategies
	12/31/2008		49,976,391	0.76	to	0.47	37,313,777	0.49	1.25	to	2.30	(51.89)	to	(52.39)
	12/31/2007		62,273,935	1.58	to	1.91	97,289,208	0.58	1.25	to	2.30	4.13	to	3.06
	12/31/2006		70,643,721	1.52	to	1.86	106,323,014	0.36	1.25	to	2.30	14.58	to	13.41
	12/31/2005		79,580,913	1.32	to	1.64	104,685,364	—	1.25	to	2.30	1.17	to	0.13
	12/31/2004		88,963,647	1.31	to	1.64	115,883,898	—	1.25	to	2.30	12.43	to	11.27

Fidelity-VIP Balanced
	12/31/2008	(1)	5,787,687	0.67	to	0.66	3,855,651	4.07	1.25	to	2.45	(33.33)	to	(33.85)

Franklin Income Securities
	12/31/2008		15,807,606	0.67	to	0.66	10,626,894	5.50	1.25	to	2.30	(30.53)	to	(31.24)
	12/31/2007	(1)	6,760,864	0.97	to	1.00	6,556,928	0.26	1.25	to	2.30	(2.86)	to	(3.53)

Mutual Shares Securities
	12/31/2008		9,560,602	0.60	to	0.59	5,714,459	3.08	1.25	to	2.30	(37.89)	to	(38.53)
	12/31/2007	(1)	7,163,394	0.97	to	1.01	6,905,863	0.01	1.25	to	2.30	(3.46)	to	(4.12)

Templeton Foreign Securities
	12/31/2008		20,514,605	0.63	to	0.62	12,872,321	2.57	1.25	to	2.30	(41.12)	to	(41.72)
	12/31/2007	(1)	14,131,536	1.07	to	1.09	15,096,177	0.18	1.25	to	2.30	7.01	to	6.28

Franklin Templeton Founding Funds Allocation
	12/31/2008	(1)	497,588	0.99	to	0.99	492,793	3.36	1.45	to	2.60	(0.94)	to	(1.10)

RidgeWorth Variable Trust Large Cap Growth Stock
	12/31/2008		51,885	0.86	to	0.82	44,197	0.26	1.30	to	2.30	(41.45)	to	(42.02)
	12/31/2007		82,441	1.47	to	1.41	119,619	0.42	1.30	to	2.30	13.79	to	12.67
	12/31/2006		88,782	1.29	to	1.25	113,596	0.28	1.30	to	2.30	9.41	to	8.34
	12/31/2005		92,087	1.18	to	1.15	108,014	0.14	1.30	to	2.30	(2.17)	to	(3.12)
	12/31/2004		89,262	1.21	to	1.19	107,366	0.34	1.30	to	2.30	20.87	to	18.90

RidgeWorth Variable Trust Large Cap Core Equity
	12/31/2008		41,823	1.05	to	0.99	43,745	1.07	1.30	to	2.30	(38.70)	to	(39.31)
	12/31/2007		71,011	1.71	to	1.63	119,749	1.17	1.30	to	2.30	(0.51)	to	(1.49)
	12/31/2006		72,344	1.72	to	1.66	122,963	1.27	1.30	to	2.30	14.71	to	13.59
	12/31/2005		63,552	1.50	to	1.46	94,331	0.97	1.30	to	2.30	7.63	to	6.58
	12/31/2004		29,605	1.39	to	1.37	40,867	1.29	1.30	to	2.30	39.30	to	37.03

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
RidgeWorth Variable Trust Mid-Cap Core Equity
	12/31/2008		18,608	$1.11	to	$1.05	$20,623	0.68%	1.30%	to	2.30%	(41.42)%	to	(42.00)%
	12/31/2007		38,087	1.89	to	1.81	71,172	0.23	1.30	to	2.30	3.83	to	2.80
	12/31/2006		39,047	1.82	to	1.76	70,505	0.38	1.30	to	2.30	9.30	to	8.24
	12/31/2005		38,764	1.67	to	1.63	64,212	0.45	1.30	to	2.30	12.86	to	11.76
	12/31/2004		43,200	1.48	to	1.46	63,592	0.83	1.30	to	2.30	47.94	to	45.53

RidgeWorth Variable Trust Small Cap Value Equity
	12/31/2008		113,274	1.42	to	1.35	159,652	1.85	1.30	to	2.30	(34.00)	to	(34.65)
	12/31/2007		247,459	2.16	to	2.06	528,335	0.87	1.30	to	2.30	1.23	to	0.24
	12/31/2006		305,178	2.13	to	2.05	645,786	0.41	1.30	to	2.30	14.62	to	13.50
	12/31/2005		312,041	1.86	to	1.81	577,418	0.47	1.30	to	2.30	10.47	to	9.39
	12/31/2004		261,142	1.68	to	1.66	438,534	0.31	1.30	to	2.30	68.24	to	65.50

RidgeWorth Variable Trust Large Cap Value Equity
	12/31/2008		44,230	1.17	to	1.10	51,468	2.27	1.30	to	2.30	(33.65)	to	(34.31)
	12/31/2007		90,687	1.76	to	1.68	156,154	1.38	1.30	to	2.30	2.22	to	1.21
	12/31/2006		181,482	1.72	to	1.66	306,743	1.46	1.30	to	2.30	20.90	to	19.72
	12/31/2005		167,239	1.42	to	1.39	234,907	1.63	1.30	to	2.30	2.42	to	1.42
	12/31/2004		168,314	1.39	to	1.37	231,891	1.95	1.30	to	2.30	38.84	to	36.58

MTB Large-Cap Growth Fund II
	12/31/2008		17,536	0.73	to	0.69	12,715	0.48	1.30	to	2.30	(39.84)	to	(40.43)
	12/31/2007		17,097	1.21	to	1.16	20,608	0.39	1.30	to	2.30	7.75	to	6.69
	12/31/2006		15,893	1.12	to	1.09	17,790	0.41	1.30	to	2.30	8.93	to	7.88
	12/31/2005		33,421	1.03	to	1.01	34,344	0.42	1.30	to	2.30	2.76	to	1.10
	12/31/2004	(1)	20,997	1.02	to	1.01	21,425	0.74	1.30	to	2.30	2.04	to	1.37

MTB Large-Cap Value Fund II
	12/31/2008		44,924	0.83	to	0.79	37,186	1.36	1.30	to	2.30	(40.19)	to	(40.78)
	12/31/2007		69,506	1.38	to	1.34	96,203	1.02	1.30	to	2.30	0.26	to	(0.73)
	12/31/2006		76,513	1.38	to	1.35	105,641	1.17	1.30	to	2.30	16.10	to	14.97
	12/31/2005		16,393	1.19	to	1.17	19,496	0.87	1.30	to	2.30	18.92	to	17.00
	12/31/2004	(1)	—	1.09	to	1.09	—	—	1.30	to	2.30	9.23	to	8.52

MTB Managed Allocation Fund-Aggressive Growth II
	12/31/2008		22,676	0.76	to	0.73	17,180	0.54	1.30	to	2.30	(41.39)	to	(41.97)
	12/31/2007		30,672	1.29	to	1.26	39,649	1.31	1.30	to	2.30	6.32	to	5.27
	12/31/2006		4,984	1.22	to	1.20	6,060	2.42	1.30	to	2.30	13.36	to	12.25
	12/31/2005	(1)	5,000	1.07	to	1.07	5,363	0.65	1.30	to	2.30	7.26	to	6.56

MTB Managed Allocation Fund-Conservative Growth II
	12/31/2008		154,234	0.89	to	0.86	134,782	2.06	1.30	to	2.30	(20.73)	to	(21.51)
	12/31/2007		154,249	1.12	to	1.09	170,864	2.46	1.30	to	2.30	3.80	to	2.78
	12/31/2006		101,631	1.08	to	1.06	109,845	3.15	1.30	to	2.30	5.59	to	4.56
	12/31/2005	(1)	5,000	1.02	to	1.02	5,118	1.86	1.30	to	2.30	2.36	to	1.70

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MTB Managed Allocation Fund-Moderate Growth II
	12/31/2008		877,931	$0.87	to	$0.83	$759,948	1.13%	1.30%	to	2.30%	(29.99)%	to	(30.68)%
	12/31/2007		1,313,746	1.24	to	1.20	1,624,021	2.04	1.30	to	2.30	5.51	to	4.47
	12/31/2006		1,399,049	1.17	to	1.15	1,640,423	2.48	1.30	to	2.30	9.01	to	7.94
	12/31/2005		1,548,498	1.08	to	1.06	1,666,970	1.60	1.30	to	2.30	7.76	to	6.15
	12/31/2004	(1)	1,227,484	1.05	to	1.04	1,287,876	1.54	1.30	to	2.30	4.97	to	4.41

BlackRock Basic Value V.I.
	12/31/2008		24,774,917	0.88	to	1.04	27,222,322	2.15	1.25	to	2.30	(37.55)	to	(38.20)
	12/31/2007		31,124,324	1.41	to	1.67	54,959,003	1.35	1.25	to	2.30	0.56	to	(0.48)
	12/31/2006		39,810,741	1.40	to	1.68	70,276,190	1.53	1.25	to	2.30	20.36	to	19.13
	12/31/2005		49,192,956	1.16	to	1.41	71,753,858	1.31	1.25	to	2.30	1.67	to	0.63
	12/31/2004		56,008,244	1.14	to	1.40	80,870,750	1.10	1.25	to	2.30	9.70	to	8.57

BlackRock High Income V.I.
	12/31/2008		6,376,867	1.02	to	0.90	6,401,759	9.40	1.25	to	2.30	(30.05)	to	(30.77)
	12/31/2007		7,327,648	1.46	to	1.30	10,522,866	7.81	1.25	to	2.30	1.15	to	0.10
	12/31/2006		9,530,758	1.44	to	1.30	13,554,917	7.45	1.25	to	2.30	8.11	to	7.00
	12/31/2005		11,068,087	1.33	to	1.22	14,569,494	8.81	1.25	to	2.30	0.29	to	(0.73)
	12/31/2004		13,293,045	1.33	to	1.23	17,454,592	7.75	1.25	to	2.30	10.44	to	9.30

BlackRock Global Allocation V.I.
	12/31/2008		18,420,989	1.71	to	1.82	24,025,516	2.48	1.25	to	2.30	(20.42)	to	(21.24)
	12/31/2007		13,390,022	2.14	to	2.31	21,415,424	3.01	1.25	to	2.30	15.56	to	14.37
	12/31/2006		12,154,479	1.86	to	2.02	16,596,816	2.96	1.25	to	2.30	15.10	to	13.92
	12/31/2005		10,624,951	1.61	to	1.78	12,746,876	2.85	1.25	to	2.30	9.16	to	8.04
	12/31/2004		7,227,265	1.48	to	1.64	7,607,903	4.05	1.25	to	2.30	12.96	to	11.80

Huntington VA Dividend Capture
	12/31/2008		47,418	0.67	to	0.66	31,769	12.63	1.30	to	2.30	(29.01)	to	(29.71)
	12/31/2007	(1)	18,278	0.95	to	0.94	17,317	—	1.30	to	2.30	(5.23)	to	(5.51)

Huntington VA Growth
	12/31/2008		87,352	0.67	to	0.66	57,838	1.51	1.30	to	2.30	(38.71)	to	(39.31)
	12/31/2007	(1)	7,929	1.09	to	1.08	8,596	—	1.30	to	2.30	8.60	to	8.28

Huntington VA Income Equity
	12/31/2008		19,602	0.60	to	0.59	11,767	6.99	1.30	to	2.30	(38.64)	to	(39.24)
	12/31/2007	(1)	11,874	0.98	to	0.98	11,616	—	1.30	to	2.30	(2.17)	to	(2.47)

Huntington VA International Equity
	12/31/2008		270,243	0.63	to	0.62	170,367	4.28	1.30	to	2.30	(41.32)	to	(41.90)
	12/31/2007	(1)	21,371	1.08	to	1.07	23,012	—	1.30	to	2.30	7.81	to	7.48

Huntington VA Macro 100
	12/31/2008		—	0.62	to	0.61	—	—	1.30	to	2.30	(34.76)	to	(35.40)
	12/31/2007	(1)	—	0.95	to	0.95	—	—	1.30	to	2.30	(4.65)	to	(4.94)

Huntington VA Mid Corp America
	12/31/2008		32,319	0.62	to	0.61	19,905	1.41	1.30	to	2.30	(39.62)	to	(40.22)
	12/31/2007	(1)	17,316	1.02	to	1.02	17,673	—	1.30	to	2.30	2.07	to	1.76

Huntington VA Mortgage Securities
	12/31/2008		315,384	1.02	to	1.01	320,353	9.37	1.30	to	2.30	0.83	to	(0.15)
	12/31/2007	(1)	94,524	1.01	to	1.01	95,464	—	1.30	to	2.30	1.03	to	0.73

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA New Economy
	12/31/2008	53,994	$0.50	to	$0.49	$26,859	1.18%	1.30%	to	2.30%	(53.26)%	to	(53.72)%
	12/31/2007 (1)	20,091	1.07	to	1.06	21,397	—	1.30	to	2.30	6.50	to	6.18

Huntington VA Real Strategies
	12/31/2008	43,826	0.58	to	0.57	25,378	2.15	1.30	to	2.30	(49.66)	to	(50.15)
	12/31/2007 (1)	8,485	1.15	to	1.15	9,793	—	1.30	to	2.30	15.47	to	15.12

Huntington VA Rotating Markets
	12/31/2008	14,465	0.60	to	0.59	8,632	2.59	1.30	to	2.30	(42.81)	to	(43.37)
	12/31/2007 (1)	17,218	1.04	to	1.04	17,973	—	1.30	to	2.30	4.39	to	4.08

Huntington VA Situs
	12/31/2008	292,737	0.58	to	0.58	170,683	0.36	1.30	to	2.30	(41.99)	to	(42.56)
	12/31/2007 (1)	47,445	1.01	to	1.00	47,768	0.88	1.30	to	2.30	0.72	to	0.41

Huntington VA Balanced Allocation
	12/31/2008 (1)	27,365	1.02	to	1.02	28,018	0.21	1.30	to	2.45	2.42	to	2.25

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.35%	May 1, 2008
2.45%	January 21, 2008
1.95%	January 21, 2008
1.25%	May 1, 2007

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2008 Total Return Range
Transamerica Asset Allocation - Conservative VP	(23.18)% to (2.03)%
Transamerica Asset Allocation - Moderate VP	(27.86)% to (1.12)%
Transamerica Asset Allocation - Moderate Growth VP	(34.44)% to (3.88)%
Transamerica Small/Mid Cap Value VP	(42.06)% to (18.11)%
Transamerica Balanced VP	(34.10)% to (6.98)%
Transamerica International Moderate Growth VP - SC	(37.75)% to (31.54)%

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of 0.15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of 0.15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 47.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI) Note 44.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

	(p)		Form of Policy Rider (5 for Life - Growth - without Death Benefit). Note 40.

	(q)		Form of Policy Rider (5 for Life - Growth - with Death Benefit). Note 40.

	(r)		Form of Rider (Income Select for Life). Note 41.

	(s)		Form of Rider (Double Enhanced). Note 43.

	(t)		Form of Rider (Retirement Income Choice). Note 43.

	(u)		Form of Endorsement (Fund Facilitation Fee). Note 46.

	(v)		Form of Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note. 46.

	(w)		Form of Policy Rider (Retirement Income Choice 1.2). Note 49.

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

	(g)		Form of Application. Note 49.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 49.

	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 49.

	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 49.

	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 49.

	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 49.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 45.

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 47.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 49.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

	(k)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 47.

(8)	(l)		Participation Agreement by and among AIM Variable

Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

(8)	(o)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 49.

	(o)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 47.

(9)	(a)		Opinion and Consent of Counsel. Note 49.

(9)	(b)		Consent of Counsel. Note 49.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 49.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)			Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, M. Craig Fowler, Mark Mullin, Kenneth Kilbane. Note 48.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-56908) on April 26, 2006.
Note 40.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 41.	Incorporated herein by Reference to Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-131987) on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2007.
Note 43.	Incorporated herein by Reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) on September 21, 2007.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 45.	Filed with Post-Effective Amendment No. 30 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2008.
Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 47.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-56908) on November 6, 2008.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 49.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and President

M. Craig Fowler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Treasurer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chief Executive Officer

Kenneth Kilbane 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of March 31, 2009, there were 8,885 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 9,040,026	0	0	0

(1)	Fiscal Year 2008

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2009.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	, 2009

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2009

* Eric J. Martin	Vice President and Corporate Controller	, 2009

* Brenda K. Clancy	Director and President	, 2009

* M. Craig Fowler	Vice President and Treasurer	, 2009

* Mark W. Mullin	Chief Executive Officer and Director	, 2009

* Kenneth Kilbane	Chairman of the Board and Director	, 2009

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary, and General Counsel	April 29, 2009

*	By: Darin D. Smith – Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.

Registration No. 33-56908

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
4(w)	Form of Policy Rider – Retirement Income Choice 1.2

5(g)	Form of Application

7(a)	Reinsurance Agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc.

7(b)	Reinsurance Agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company

7(c)	Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited

7(c)(1)	Reinsurance Agreement Amendment No.1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited

7(d)	Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited

7(e)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD

7(f)	Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company

8(b)(9)	Amendment No. 40 to Participation Agreement (TST)

8(o)	Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.